UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	July 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 96.3%
Banks — 11.1%
359,595	BNP Paribas SA - ADR	$11,891,807
260,785	Citigroup, Inc.	12,754,994
380,040	DBS Group Holdings Ltd. - ADR	22,099,326
376,425	HSBC Holdings Plc - ADR	20,097,331
1,715,625	KeyCorp.	23,229,563
403,575	Morgan Stanley	13,051,616
555,745	Skandinaviska Enskilda Banken AB - ADR(b)	7,558,131
		110,682,768
Consumer Discretionary — 15.0%
745,605	Bridgestone Corp. - ADR	13,405,978
343,850	British Sky Broadcasting Group Plc - ADR	20,459,075
245,890	Daihatsu Motor Co. Ltd. - ADR	8,662,705
420,940	Dollar General Corp.(b)	23,248,516
322,130	L Brands, Inc.	18,673,876
251,190	Macy’s, Inc.	14,516,270
436,150	Pandora A/S - ADR	7,440,719
280,505	Swatch Group AG (The) - ADR	7,455,823
264,405	Viacom, Inc. - Class B	21,858,361
281,590	Volkswagen AG - ADR	13,122,094
		148,843,417
Consumer Staples — 10.0%
161,605	CVS Caremark Corp.	12,340,158
241,475	Imperial Tobacco Group Plc - ADR	20,972,104
1,141,940	J Sainsbury Plc - ADR	24,260,515
120,460	Lorillard, Inc.	7,285,421
557,400	Svenska Cellulosa AB SCA - ADR	13,700,892
100,125	Walgreen Co.	6,885,596
521,875	Wilmar International Ltd. - ADR	13,558,313
		99,002,999
Diversified Financials — 0.8%
489,806	ORIX Corp.	8,063,836
Energy — 6.2%
112,530	China Petroleum & Chemical Corp. - ADR	10,987,429
240,330	ConocoPhillips	19,827,225
247,575	Marathon Oil Corp.	9,593,531
137,540	Valero Energy Corp.	6,987,031
163,739	Whiting Petroleum Corp.(b)	14,489,264
		61,884,480
Health Care — 12.6%
355,435	Aetna, Inc.	27,556,876
361,950	Mylan, Inc.(b)	17,869,472
917,535	Pfizer, Inc.	26,333,255
372,620	Sanofi - ADR	19,476,847
114,740	Thermo Fisher Scientific, Inc.	13,940,910

Shares		Value
Health Care (continued)
196,895	Zimmer Holdings, Inc.	$19,703,283
		124,880,643
Industrials — 11.3%
52,485	Cummins, Inc.	7,315,884
107,500	Illinois Tool Works, Inc.	8,854,775
876,090	Itochu Corp. - ADR	22,489,230
108,580	Kirby Corp.(b)	12,645,227
222,600	Nielsen Holdings NV	10,264,085
220,790	Union Pacific Corp.	21,705,865
124,875	United Rentals, Inc.(b)	13,224,263
756,470	Weir Group Plc (The) - ADR	16,264,105
		112,763,434
Information Technology — 12.4%
335,705	Apple, Inc.	32,083,327
211,735	Avago Technologies Ltd.	14,690,174
280,505	Hitachi Ltd. - ADR	22,190,751
309,280	NPX Semiconductor NV(b)	19,283,608
302,410	Qualcomm, Inc.	22,287,617
300,420	Teradata Corp.(b)	12,665,707
		123,201,184
Insurance — 5.3%
134,830	ACE Ltd.	13,496,483
253,545	American International Group, Inc.	13,179,269
433,337	Muenchener Rueckversicherungs AG - ADR	9,192,811
2,211,490	RSA Insurance Group Plc - ADR(b)	17,161,162
		53,029,725
Materials — 1.9%
1,107,555	Sumitomo Metal Mining Co. Ltd. - ADR	18,540,471
Real Estate — 1.2%
763,530	Wharf Holdings Ltd. - ADR	12,117,221
Telecommunication Services — 4.6%
377,605	China Telecom Corp. Ltd. - ADR	21,040,151
976,169	KDDI Corp. - ADR	14,125,165
383,660	Tim Participacoes SA - ADR	10,213,029
		45,378,345
Utilities — 3.9%
550,155	American Water Works Co., Inc.	26,280,904
556,945	Tokyo Gas Co. Ltd. - ADR	12,793,027
		39,073,931
Total Common Stocks (Cost $828,283,516)		957,462,454

1

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 4.6%
46,042,500	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	$46,042,500
Total Investment Company (Cost $46,042,500)		46,042,500
TOTAL INVESTMENTS — 100.9% (Cost $874,326,016)(a)		1,003,504,954
LIABILITIES IN EXCESS OF OTHER ASSETS —(0.9)%		(9,043,240)
NET ASSETS — 100.0%		$994,461,714

(a)	Cost for federal income tax purposes is $847,339,453 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$140,056,096
Unrealized depreciation	(10,890,595)
Net unrealized appreciation	$129,165,501

(b)	Non-income producing security.
(c)	Rate shown represents current yield at July 31, 2014.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	11.1%
Consumer Discretionary	15.0%
Consumer Staples	10.0%
Diversified Financials	0.8%
Energy	6.2%
Health Care	12.6%
Industrials	11.3%
Information Technology	12.4%
Insurance	5.3%
Materials	1.9%
Real Estate	1.2%
Telecommunication Services	4.6%
Utilities	3.9%
Other*	3.7%
100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	July 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 91.4%
ARGENTINA — 0.2%
272,000	MercadoLibre, Inc.	$25,160,000
BELGIUM — 0.4%
487,000	UCB SA(e)	44,761,221
BRAZIL — 1.0%
2,010,000	Cielo SA	36,820,099
5,450,117	Itau Unibanco Holding SA - ADR	83,931,802
		120,751,901
CANADA — 0.3%
1,970,700	Barrick Gold Corp.	35,605,805
CHINA — 1.1%
29,122,000	Anton Oilfield Services Group(e)	16,496,097
541,000	Baidu, Inc. - ADR(b)	116,883,050
		133,379,147
DENMARK — 1.1%
2,905,000	Novo Nordisk A/S - Class B	134,549,675
FINLAND — 2.2%
1,722,000	Kone Oyj - Class B(e)	72,564,730
3,970,000	Sampo Oyj - A Shares(e)	197,755,758
		270,320,488
FRANCE — 1.6%
990,000	L’Oreal SA	167,562,935
352,618	Renault SA	29,449,363
		197,012,298
GERMANY — 2.5%
1,236,000	Bayerische Motoren Werke AG	147,863,204
2,194,333	Deutsche Boerse AG(e)	159,374,160
		307,237,364
HONG KONG — 0.8%
1,560,000	Jardine Matheson Holdings Ltd.(e)	93,553,200
INDIA — 1.9%
2,932,000	Asian Paints Ltd.(e)	30,454,819
5,051,000	Housing Development Finance Corp.(e)	89,164,995
10,274,000	ITC Ltd.(e)	60,441,285
3,059,159	Motherson Sumi Systems Ltd.(e)	18,446,695
6,101,000	Titan Co. Ltd.(e)	34,379,711
		232,887,505
ITALY — 0.7%
1,625,281	ENI SpA	41,480,793
5,564,000	Prada SpA(e)	39,701,576
		81,182,369
JAPAN — 4.8%
549,900	East Japan Railway Co.	44,488,094

Shares		Value
JAPAN (continued)
748,000	Japan Airlines Co. Ltd.	$41,666,650
3,174,000	KDDI Corp.	185,043,290
9,580,700	Mitsubishi UFJ Financial Group, Inc.	57,336,110
283,900	Nintendo Co. Ltd.	31,808,171
820,600	Nippon Telegraph & Telephone Corp.	54,725,281
2,970,000	Nomura Research Institute Ltd.(e)	94,414,038
427,000	Ono Pharmaceutical Co. Ltd.(e)	36,570,942
717,900	Toyota Motor Corp.	42,830,431
		588,883,007
LUXEMBOURG — 0.2%
1,732,912	ArcelorMittal	26,383,516
NETHERLANDS — 3.0%
784,000	ASML Holding NV	73,821,440
2,223,138	ING Groep NV(b)	29,009,748
375,000	Koninklijke Vopak NV	17,399,237
11,272,991	Reed Elsevier NV(e)	253,974,389
		374,204,814
RUSSIA — 0.3%
722,502	Lukoil OAO - ADR	40,496,237
SINGAPORE — 1.2%
2,202,000	Jardine Cycle & Carriage Ltd.(e)	82,078,557
14,326,000	Sembcorp Industries Ltd.(e)	62,931,046
		145,009,603
SOUTH AFRICA — 0.8%
796,000	Naspers Ltd. - Class N	98,780,311
SOUTH KOREA — 1.7%
33,725	Samsung Electronics Co. Ltd.	44,065,452
153,640	Samsung Electronics Co. Ltd. Preference Shares(e)	160,388,889
		204,454,341
SWEDEN — 0.5%
5,100,000	Nordea Bank AB	68,609,202
SWITZERLAND — 3.9%
2,913,000	Nestle SA	216,531,664
748,097	Roche Holding AG	217,905,118
19,200	SGS SA	41,981,183
		476,417,965
TAIWAN — 0.0%
152,000	Ginko International Co. Ltd.	2,214,909
THAILAND — 0.8%
3,507,000	Airports of Thailand Public Co. Ltd.(e)	23,372,714
51,195,000	CP ALL Public Co. Ltd.(e)	73,739,295
		97,112,009
UNITED KINGDOM — 7.1%
4,768,000	ARM Holdings Plc	68,182,130

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
552,000	ASOS Plc(b)	$23,354,526
4,935,920	BP Plc	40,333,358
13,666,950	British Sky Broadcasting Group Plc(e)	202,820,284
2,930,000	Petrofac Ltd.(e)	54,265,668
907,358	Rio Tinto Plc	51,961,948
2,585,000	Rolls-Royce Holdings Plc	45,388,392
1,550,000	Rotork Plc(e)	72,461,206
17,800,000	Royal Mail Plc(e)	125,436,334
7,700,587	Tesco Plc	33,542,424
3,085,712	Wolseley Plc(e)	161,289,928
		879,036,198
UNITED STATES — 53.3%
453,400	Allergan, Inc.	75,200,924
1,588,862	Altria Group, Inc.	64,507,797
237,000	Amazon.com, Inc.(b)	74,178,630
782,719	Apache Corp.	80,353,933
2,812,665	Apple, Inc.	268,806,394
3,490,473	Applied Materials, Inc.	73,160,314
726,500	AT&T, Inc.	25,856,135
165,580	AutoZone, Inc.(b)	85,609,827
2,372,657	Bank of New York Mellon Corp. (The)	92,628,529
1,131,800	Baxter International, Inc.	84,534,142
1,540,000	Becton Dickinson and Co.(e)	179,009,600
1,325,677	Bed Bath & Beyond, Inc.(b)	83,902,097
255,000	Biogen Idec, Inc.(b)	85,269,450
692,000	BioMarin Pharmaceutical, Inc.(b)	42,779,440
2,198,000	Broadcom Corp. - Class A	84,095,480
719,000	Cerner Corp.(b)	39,688,800
1,191,500	CH Robinson Worldwide, Inc.	80,378,590
2,915,000	Charles Schwab Corp. (The)	80,891,250
974,100	Citigroup, Inc.	47,643,231
4,973,200	Coca-Cola Co. (The)	195,397,028
2,841,000	Colgate-Palmolive Co.	180,119,400
1,252,250	DIRECTV(b)	107,756,113
287,000	Discovery Communications, Inc. - Class A(b)	24,455,270
835,500	Dr Pepper Snapple Group, Inc.	49,093,980
1,410,000	eBay, Inc.(b)	74,448,000
3,449,893	EMC Corp.	101,081,865
1,081,000	Emerson Electric Co.	68,805,650
1,393,000	Facebook, Inc. - Class A(b)	101,201,450
629,000	FMC Technologies, Inc.(b)	38,243,200
2,836,500	Franklin Resources, Inc.	153,596,475
1,894,200	General Electric Co.	47,639,130
1,164,900	General Motors Co.	39,396,918
70,000	Google, Inc. - Class A(b)	40,568,500
60,000	Google, Inc. - Class C(b)	34,296,000
4,158,500	Hewlett-Packard Co.	148,084,185
1,589,998	JPMorgan Chase & Co.	91,695,185
402,000	Kansas City Southern	43,842,120
2,640,000	Kraft Foods Group, Inc.	141,464,400
699,000	Las Vegas Sands Corp.	51,621,150

Shares		Value
UNITED STATES (continued)
1,226,224	Lockheed Martin Corp.	$204,742,621
116,700	Markel Corp.(b)(e)	73,767,237
2,201,500	Mastercard, Inc. - Class A	163,241,225
1,836,700	Mattel, Inc.	65,065,098
1,045,756	Medidata Solutions, Inc.(b)(e)	46,891,699
1,252,600	Medtronic, Inc.	77,335,524
1,793,700	Merck & Co., Inc.	101,774,538
1,054,300	Microsoft Corp.	45,503,588
945,200	Molson Coors Brewing Co. - Class B	63,829,356
712,000	Monsanto Co.	80,520,080
501,000	National Oilwell Varco, Inc.	40,601,040
682,000	NIKE, Inc. - Class B	52,602,660
2,610,563	Occidental Petroleum Corp.	255,078,111
2,574,320	Oracle Corp.	103,976,785
1,073,483	PNC Financial Services Group, Inc. (The)	88,626,756
105,800	Priceline Group, Inc. (The)(b)	131,451,210
724,400	Raytheon Co.	65,753,788
202,000	Regeneron Pharmaceuticals, Inc.(b)	63,876,440
2,743,378	Schlumberger Ltd.	297,354,741
2,577,100	Staples, Inc.	29,868,589
959,985	T Rowe Price Group, Inc.	74,552,435
2,616,700	Texas Instruments, Inc.	121,022,375
1,845,800	Union Pacific Corp.	181,460,598
4,545,238	US BanCorp.	191,036,353
454,000	Visa, Inc. - Class A	95,798,540
970,855	Wal-Mart Stores, Inc.	71,435,511
3,681,000	Wells Fargo & Co.	187,362,900
831,000	Workday, Inc. - Class A(b)	69,671,040
570,000	WW Grainger, Inc.	134,035,500
		6,559,536,920
Total Common Stocks (Cost $9,511,719,738)		11,237,540,005

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.1%
Federal Home Loan Bank — 1.1%
$25,000,000	0.05%, 08/06/14(c)	24,999,802
50,000,000	0.06%, 08/15/14(c)	49,998,736
10,000,000	0.03%, 08/20/14(c)	9,999,657
30,000,000	0.05%, 08/29/14(c)	29,998,600
20,000,000	0.08%, 10/01/14(c)	19,998,140
Total U.S. Government Agencies (Cost $134,994,253)		134,994,935

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
EXCHANGE TRADED FUNDS — 6.7%
1,739,000	iShares Core S&P 500 Index Fund	$337,800,750
36,500,000	iShares MSCI Japan Index Fund	438,000,000
248,000	SPDR S&P 500 ETF Trust	47,886,320
Total Exchange Traded Funds (Cost $801,744,863)		823,687,070
INVESTMENT COMPANY — 0.9%
112,446,804	Federated Government Obligations Fund, 0.02%(d)	112,446,804
Total Investment Company (Cost $112,446,804)		112,446,804

TOTAL INVESTMENTS — 100.1% (Cost $10,560,905,658)(a)		12,308,668,814

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(9,827,750)
NET ASSETS — 100.0%		$12,298,841,064

(a)	Cost for federal income tax purposes is $10,578,807,373 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,936,444,274
Unrealized depreciation	(206,582,833)
Net unrealized appreciation	$1,729,861,441

(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at July 31, 2014.
(e)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $1,562,324,266 or 12.70% of net assets.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	6.6%
Consumer Discretionary	14.3%
Consumer Staples	10.7%
Diversified Financials	5.5%
Energy	7.5%
Health Care	10.0%
Industrials	11.8%
Information Technology	18.2%
Insurance	2.2%
Materials	1.8%
Telecommunication Services	2.8%
Other*	8.6%
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

5

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	July 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 95.4%
AUSTRALIA — 2.1%
154,673	Adelaide Brighton Ltd.	$526,079
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	119,766
25,514	AJ Lucas Group Ltd.(d)	18,138
119,863	Alcyone Resources Ltd.(b)(c)(d)	111
54,720	Alkane Resources Ltd.(d)	13,730
156,333	ALS Ltd.	1,134,638
688,597	Alumina Ltd.(d)	1,027,060
38,166	Amalgamated Holdings Ltd.	335,524
110,142	Amcom Telecommunications Ltd.	209,827
80,617	Ansell Ltd.	1,425,676
38,563	Antares Energy Ltd.(d)	21,323
14,818	AP Eagers Ltd.	80,006
68,359	APA Group	474,539
101,798	APN News & Media Ltd.(d)	74,735
19,603	ARB Corp. Ltd.	222,977
102,190	Aristocrat Leisure Ltd.	541,301
800,238	Arrium Ltd.	613,520
473,333	Asciano Ltd.	2,661,201
74,907	ASG Group Ltd.(d)	33,413
24,406	ASX Ltd.	820,806
339,962	Atlas Iron Ltd.	202,193
130,307	Ausdrill Ltd.	131,993
11,583	Ausenco Ltd.	6,458
28,194	Austal Ltd.(d)	31,179
17,417	Austbrokers Holdings Ltd.	161,855
17,602	Austin Engineering Ltd.	26,826
215,773	Australian Agricultural Co.Ltd.(d)	248,642
256,656	Australian Infrastructure Fund Ltd.(b)(c)	1,193
141,784	Australian Pharmaceutical Industries Ltd.	79,056
89,447	Automotive Holdings Group Ltd.	325,011
27,257	Aveo Group	54,713
345,689	AWE Ltd.(d)	586,278
130,030	Bank of Queensland Ltd.	1,515,293
21,519	BC Iron Ltd.	67,592
878,767	Beach Energy Ltd.	1,384,200
143,586	Beadell Resources Ltd.(d)	69,386
13,385	Bega Cheese Ltd.	60,701
391,913	Bendigo and Adelaide Bank Ltd.	4,643,606
54,421	Bentham IMF Ltd.	106,710
382,972	Billabong International Ltd.(d)	190,404
2,485	Blackmores Ltd.	65,561
346,723	BlueScope Steel Ltd.(d)	2,023,475
481,246	Boral Ltd.	2,397,107
84,936	Bradken Ltd.	356,768
14,720	Breville Group Ltd.	114,222
24,551	Brickworks Ltd.	326,258
Shares		Value
AUSTRALIA (continued)
17,980	BT Investment Management Ltd.	$112,283
53,909	Cabcharge Australia Ltd.	231,451
154,604	Caltex Australia Ltd.	3,550,168
255,734	Cape Lambert Resources Ltd.(d)	29,707
75,747	Cardno Ltd.	443,467
490,458	Carnarvon Petroleum Ltd.(d)	38,286
68,742	carsales.com Ltd.	735,280
129,012	Cash Converters International Ltd.	134,278
9,912	Cedar Woods Properties Ltd.	69,453
178,666	Challenger Ltd.	1,341,556
3,659,878	Charter Hall Retail REIT(c)	13,638,495
84,396	Coal of Africa Ltd.(c)(d)	4,863
11,664	Cochlear Ltd.	689,924
293,633	Cockatoo Coal Ltd.(d)	7,368
119,759	Coffey International Ltd.(d)	28,379
82,958	Cooper Energy Ltd.(d)	37,775
19,597	Credit Corp. Group Ltd.	160,807
136,841	Cromwell Property Group REIT	129,710
17,217	CSG Ltd.	16,000
267,735	CSR Ltd. - Placement Shares	940,486
67,759	Dart Energy Ltd.(d)	9,445
118,091	David Jones Ltd.(b)(c)	437,870
49,588	Decmil Group Ltd.	92,164
7,518	Devine Ltd.(d)	7,965
13,176	Domino’s Pizza Enterprises Ltd.	264,235
235,574	Downer EDI Ltd.	1,066,134
99,001	Drillsearch Energy Ltd.(d)	151,343
180,836	DUET Group	405,002
147,729	DuluxGroup Ltd.	757,810
16,365	DWS Ltd.	19,542
200,220	Echo Entertainment Group Ltd.	621,455
224,451	Elders Ltd.(d)	49,017
399,090	Emeco Holdings Ltd.(d)	81,592
52,026	Energy Resources of Australia Ltd.(d)	64,786
131,257	Energy World Corp. Ltd.(d)	42,692
297,730	Envestra Ltd.	362,451
17	Equity Trustees Ltd.	325
26,509	Eservglobal Ltd.(d)	17,491
75,014	Evolution Mining Ltd.	54,374
1,261,615	Fairfax Media Ltd.	1,008,279
3,195	Fantastic Holdings Ltd.	4,736
1,065,862	FAR Ltd.(d)	38,630
16,777	Finbar Group Ltd.	26,349
26,263	Fleetwood Corp. Ltd.	53,205
25,840	Flight Centre Travel Group Ltd.	1,140,622
704,466	Focus Minerals Ltd.(d)	7,856
859	Folkestone Education Trust REIT	1,389
13,085	Forge Group Ltd.(b)	0
10,391	G.U.D. Holdings Ltd.	72,036
2,973	G8 Education Ltd.	13,786
873,603	Goodman Fielder Ltd.	519,577

6

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
AUSTRALIA (continued)
87,169	GrainCorp Ltd. - Class A	$705,563
140,887	Grange Resources Ltd.	21,603
180,274	Gunns Ltd.(b)(c)(d)	0
73,089	GWA Group Ltd.	200,369
241,775	Harvey Norman Holdings Ltd.	694,265
842,673	Hillgrove Resources Ltd.(d)	60,298
80,970	Hills Ltd.	137,323
267,872	Horizon Oil Ltd.(d)	93,350
123,936	iiNET Ltd.	878,775
105,497	Iluka Resources Ltd.	865,678
146,767	Imdex Ltd.	87,972
896,963	Incitec Pivot Ltd.	2,483,970
65,287	Independence Group NL	296,075
72,251	Infigen Energy(d)	15,443
32,314	International Ferro Metals Ltd.(d)	4,078
89,852	Intrepid Mines Ltd.(d)	22,962
788,936	Invocare Ltd.(c)	7,764,137
119,959	IOOF Holdings Ltd.	973,201
34,010	Iress Ltd.	276,864
12,036	Iron Ore Holdings Ltd.(d)	10,178
35,560	JB Hi-Fi Ltd.	658,274
7,671	Kagara Ltd.(b)(c)(d)	0
312,325	Kangaroo Resources Ltd.(d)	2,612
109,478	Kingsgate Consolidated Ltd.(d)	93,090
24,777	Kingsrose Mining Ltd.(d)	12,779
45,973	Linc Energy Ltd.(d)	46,065
51,812	Lonestar Resources Ltd.(d)	27,445
2,322	Lycopodium Ltd.	4,726
392,774	Lynas Corp. Ltd.(d)	62,051
37,224	M2 Group Ltd.	210,321
17,818	MACA Ltd.	33,944
328,362	Macmahon Holdings Ltd.(d)	35,092
39,800	Macquarie Atlas Roads Group	124,643
1,285	Macquarie Telecom Group Ltd.	6,926
14,847	Magellan Financial Group Ltd.	163,498
1,743	Maverick Drilling & Exploration Ltd.(d)	259
9,278	MaxiTRANS Industries Ltd.	9,182
61,658	Mayne Pharma Group Ltd.(d)	49,850
56,643	Medusa Mining Ltd.(d)	87,643
27,057	Melbourne IT Ltd.	40,733
170,109	Mermaid Marine Australia Ltd.	320,907
241,895	Metcash Ltd.	654,147
90,921	Metgasco Ltd.(d)	4,140
54,693	Mincor Resources NL	40,915
20,477	Mineral Deposits Ltd.(d)	36,156
36,212	Mineral Resources Ltd.	373,535
732,000	MMG Ltd.	292,798
689,591	Monadelphous Group Ltd.	10,253,380
59,782	Mortgage Choice Ltd.	174,999
399,254	Mount Gibson Iron Ltd.	272,704
291,997	Myer Holdings Ltd.	618,684
1,050	MyState Ltd.	4,781
79,446	Navitas Ltd.	366,192
128,661	New Hope Corp. Ltd.	358,694
Shares		Value
AUSTRALIA (continued)
66,828	Newsat Ltd.(d)	$12,731
536,185	Nexus Energy Ltd.(b)(c)(d)	6,478
122,821	NIB Holdings Ltd.	370,947
69,743	Noble Mineral Resources Ltd.(b)(c)(d)	0
102,310	Northern Star Resources Ltd.	163,056
140,654	NRW Holdings Ltd.	141,166
85,814	Nufarm Ltd.	346,899
14,318	Oakton Ltd.	18,761
191,569	OceanaGold Corp.(d)	546,411
6,370	Orocobre Ltd.(d)	15,569
4,066	OrotonGroup Ltd.	17,948
121,855	Otto Energy Ltd.(d)	10,645
38,080	OZ Minerals Ltd.	164,553
295,699	Pacific Brands Ltd.	155,258
2,749,682	Pact Group Holdings Ltd.(c)(d)	9,480,077
147,867	Paladin Energy Ltd.(d)	51,530
338,477	PanAust Ltd.	717,166
77,197	Panoramic Resources Ltd.(d)	71,739
5,565	Patties Foods Ltd.	6,697
24,629	Peet Ltd.(d)	30,784
8,389	Perpetual Ltd.	380,595
184,019	Perseus Mining Ltd.(d)	74,389
48,159	Platinum Asset Mangement Ltd.	287,321
67,411	Platinum Australia Ltd.(b)(c)(d)	376
114,913	PMP Ltd.(d)	50,191
53,780	Premier Investments Ltd.	485,283
6,047	Prima Biomed Ltd.(d)	225
163,320	Primary Health Care Ltd.	737,617
25,653	Prime Media Group Ltd.	24,435
66,807	Programmed Maintenance Services Ltd.	175,076
546,918	Qantas Airways Ltd.(d)	678,514
67,738	Qube Holdings Ltd.	142,894
92,285	Ramelius Resources Ltd.(d)	5,660
23,071	Ramelius Resources Ltd. - New Share Issue Shares 2014(c)(d)	1,415
59,911	RCR Tomlinson Ltd.	163,685
17,371	REA Group Ltd.	768,077
30,974	Reckon Ltd.	59,295
95,161	Red Fork Energy Ltd.(d)	8,666
8,531	Reece Australia Ltd.	246,556
31,163	Regional Express Holdings Ltd.(d)	25,774
56,462	Regis Resources Ltd.	92,347
5,661	Reject Shop Ltd. (The)	50,819
215,983	Resolute Mining Ltd.(d)	120,428
11,029	Resource Generation Ltd.(d)	1,332
25,802	Retail Food Group Ltd.	112,216
101,020	Ridley Corp. Ltd.	76,980
260,278	Roc Oil Co. Ltd.(d)	149,963
4,191	Ruralco Holdings Ltd.	13,398
68,932	SAI Global Ltd.	311,965
9,571	Salmat Ltd.	15,476
13,639	Sandfire Resources NL(d)	81,879

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
AUSTRALIA (continued)
472,632	Saracen Mineral Holdings Ltd.(d)	$193,255
21,212	Sedgman Ltd.	10,448
43,924	Seek Ltd.	677,179
10,285	Select Harvests Ltd.	50,465
165,670	Senex Energy Ltd.(d)	104,691
16,377	Servcorp Ltd.	75,335
106,798	Service Stream Ltd.(d)	19,849
53,559	Seven Group Holdings Ltd.	384,242
335,403	Seven West Media Ltd.	638,964
5,819,257	Shopping Centres Australasia Property Group, REIT(c)	9,598,898
161,930	Sigma Pharmaceuticals Ltd.	118,128
15,184	Silex Systems Ltd.(d)	9,031
80,156	Silver Lake Resources Ltd.(d)	34,265
9,054	Sirtex Medical Ltd.	158,854
36,651	Skilled Group Ltd.	87,193
21,071	Slater & Gordon Ltd.	97,515
26,261	Sonic Healthcare Ltd.	443,427
237,033	Southern Cross Media Group Ltd.	266,532
582,743	SP AusNet	731,082
437,206	Spark Infrastructure Group	765,866
10,795	Specialty Fashion Group Ltd.	9,279
778,792	Spotless Group Holdings Ltd.(d)	1,338,902
334,245	St Barbara Ltd.(d)	34,167
150,289	STW Communications Group Ltd.	207,400
30,205	Sundance Energy Australia Ltd.(d)	38,455
63,254	Sunland Group Ltd.	96,990
65,953	Super Retail Group Ltd.	578,578
275,283	Tabcorp Holdings Ltd.	895,371
97,054	Tap Oil Ltd.(d)	54,115
54,903	Tassal Group Ltd.	204,595
377,788	Tatts Group Ltd.	1,249,838
27,045	Technology One Ltd.	70,875
239,468	Ten Network Holdings Ltd.(d)	63,423
69,352	TFS Corp. Ltd.	111,819
57,103	Thorn Group Ltd.	120,990
190,524	Tiger Resources Ltd.(d)	57,542
327,787	Toll Holdings Ltd.	1,663,182
188,636	Toro Energy Ltd.(d)	10,693
18,996	Tox Free Solutions Ltd.	57,372
126,484	TPG Telecom Ltd.	648,829
293,639	Transfield Services Ltd.(d)	371,115
846,788	Transpacific Industries Group Ltd.(d)	853,807
267,850	Treasury Wine Estates Ltd.	1,254,520
29,605	Troy Resources Ltd.(d)	21,872
72,231	UGL Ltd.	467,184
144,020	UXC Ltd.	103,724
101,055	Venture Minerals Ltd.(d)	9,861
65,384	Village Roadshow Ltd.	474,546
Shares		Value
AUSTRALIA (continued)
836,798	Virgin Australia Holdings Ltd.(d)	$314,942
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
12,385	Vocus Communications Ltd.	58,698
52,557	Washington H. Soul Pattinson & Co. Ltd.	738,967
51,135	WDS Ltd.	42,055
7,324	Webjet Ltd.	20,010
42,250	Western Areas NL	198,670
5,683	White Energy Co. Ltd.(d)	977
169,541	Whitehaven Coal Ltd.(d)	268,630
984	Wide Bay Australia Ltd.	5,121
35,320	Worleyparsons Ltd.	590,811
9,788	Wotif.com Holdings Ltd.	30,381
		131,771,000
AUSTRIA — 0.2%
1,158	Agrana Beteiligungs AG	132,578
401	AMAG Austria Metall AG(e)	14,337
24,805	ams AG	889,841
26,522	Andritz AG	1,438,325
4,521	A-TEC Industries AG(b)(c)(d)	0
6,286	Austria Technologie & Systemtechnik AG	72,691
6,441	BUWOG AG(d)	124,628
868	CA Immobilien Anlagen AG	17,382
5,957	CAT Oil AG	114,825
3,368	Conwert Immobilien Invest SE	41,347
827	DO & CO AG	51,051
8,152	EVN AG	112,652
3,313	Flughafen Wien AG	311,159
87,340	IMMOFINANZ AG	276,592
1,245	Kapsch TrafficCom AG	49,013
2,092	Lenzing AG	122,262
2,509	Mayr Melnhof Karton AG	299,850
902	Oberbank AG	60,391
14,426	Oesterreichische Post AG	676,967
6,723	Palfinger AG	208,901
10,308	POLYTEC Holding AG	102,141
36,497	Raiffeisen Bank International AG	1,006,258
6,417	RHI AG	199,350
516	Rosenbauer International AG	45,741
5,208	S IMMO AG	41,494
4,944	Schoeller-Bleckmann Oilfield Equipment AG	588,540
4,742	Semperit AG Holding	265,356
27,061	Strabag SE	724,175
4,175	UNIQA Insurance Group AG	52,551
6,138	Verbund AG	115,478
14,471	Vienna Insurance Group AG Wiener Versicherung Gruppe	720,450
98,464	Voestalpine AG	4,345,706
53,298	Wienerberger AG	802,896
1,597	Wolford AG(d)	49,185

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
AUSTRIA (continued)
15,071	Zumtobel AG	$310,885
		14,384,998
BAHAMAS — 0.0%
488	United International Enterprises	101,575
BELGIUM — 0.3%
15,584	Ackermans & van Haaren NV	1,889,362
2,240	Aedifica SA REIT	150,573
116,390	Ageas	4,185,396
83,862	AGFA - Gevaert NV(d)	250,530
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
7,223	Arseus NV	389,537
192	Atenor Group	9,882
121	Banque Nationale de Belgique	560,532
5,000	Barco NV	368,238
41,472	Belgacom SA	1,356,114
2,364	Cie d’Entreprises CFE	232,411
1,433	Cie Immobiliere de Belgique SA(d)	81,168
3,891	Cie Maritime Belge SA	91,179
1,253	Cofinimmo REIT	155,467
15,197	Colruyt SA	737,466
32,670	Deceuninck NV	82,375
12,200	Deceuninck NV - VVPR Strip(b)(c)(d)	0
57,235	Delhaize Group SA	3,741,198
10,300	D’ieteren SA NV	435,764
9,725	Econocom Group	88,616
5,784	Elia System Operator SA NV	281,532
7,746	Euronav NV(d)	94,180
1,992	EVS Broadcast Equipment SA	102,161
12,150	Exmar NV	187,830
2,849	Galapagos NV(d)	55,813
677	Intervest Offices & Warehouses NV REIT	20,039
151	Jensen-Group NV	2,853
4,965	Kinepolis Group NV	193,301
47	Lotus Bakeries	59,788
3,650	Melexis NV	168,962
15,318	Mobistar SA(d)	305,109
21,268	NV Bekaert SA	795,556
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
36,439	Nyrstar NV	151,016
1,095	Picanol(d)	41,642
1,265	RealDolmen NV SA(d)	36,368
11,173	Recticel SA	107,122
118	Resilux	16,275
170	Retail Estates NV REIT	14,011
19,241	RHJ International SA(d)	93,319
5,564	Sioen Industries NV	91,901
2,739	Sipef NV	221,563
3,652	Telenet Group Holding NV(d)	195,559
11,858	Tessenderlo Chemie NV(d)	343,529
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
Shares		Value
BELGIUM (continued)
1,836	ThromboGenics NV(d)	$22,520
23,304	Umicore SA	1,126,506
1,563	Van de Velde NV	82,765
22,133	Viohalco SA(d)	126,788
3,065	Warehouses De Pauw SCA REIT	231,763
93	Wereldhave Belgium NV REIT	12,017
		19,987,596
BERMUDA — 0.6%
58,286	Archer Ltd.(d)	91,142
250,000	Argo Group International Holdings Ltd.(c)	12,452,500
221,995	Catlin Group Ltd.	1,890,842
400,000	Endurance Specialty Holdings Ltd.	21,156,000
155,814	Golden Ocean Group Ltd.	239,434
157,389	Hiscox Ltd.	1,792,286
4,846	Hoegh LNG Holdings Ltd.(d)	61,092
197,400	Wilson Sons Ltd. - BDR(c)	3,039,199
		40,722,495
BRAZIL — 1.0%
163,700	Abril Educacao SA - Units	2,743,305
7,300	AES Tiete SA	50,935
12,800	AES Tiete SA - Preference Shares	106,462
10,282	Aliansce Shopping Centers SA	84,749
180,200	All - America Latina Logistica SA	691,015
47,274	Alpargatas SA - Preference Shares	222,539
233,800	Alupar Investimento SA - Units	1,715,821
5,800	Arezzo Industria e Comercio SA	73,678
316,057	Autometal SA(c)	2,652,441
7,700	B2W Cia Digital(d)	112,611
4,652	B2W Cia Digital - BDR(d)	66,968
1,457	Banco ABC Brasil SA - BDR(c)(d)	8,336
57,329	Banco ABC Brasil SA - Preference Shares	327,991
17,300	Banco Daycoval SA - Preference Shares	71,831
106,190	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	542,944
16,000	Banco Industrial e Comercial SA - Preference Shares(d)	55,925
17,085	Banco Panamericano SA - BDR(d)	25,604
20,600	Banco Panamericano SA - Preference Shares(c)(d)	30,962
24,447	Banco Pine SA - Preference Shares	81,679
16,200	Banco Sofisa SA - Preference Shares	21,279
17,100	Bematech SA	63,539

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
BRAZIL (continued)
7,800	BHG SA - Brazil Hospitality Group(d)	$46,173
98,392	BR Malls Participacoes SA	854,791
16,600	Brasil Brokers Participacoes SA	24,438
6,100	Brasil Insurance Participacoes e Administracao SA	25,677
665,900	Brasil Pharma SA(d)	1,015,543
130,418	Braskem SA - Class A,Preference Shares	806,508
85,900	Brookfield Incorporacoes SA(d)	57,172
16,700	Centrais Eletricas Brasileiras SA	45,932
14,000	Centrais Eletricas Brasileiras SA - Preference Shares	67,138
4,300	Centrais Eletricas de Santa Catarina SA - Preference Shares	28,240
40,000	CETIP SA - Mercados Organizados	564,187
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	147,174
25,500	Cia de Saneamento Basico do Estado de Sao Paulo	227,041
9,100	Cia de Saneamento de Minas Gerais-COPASA	149,491
5,300	Cia de Saneamento do Parana - Preference Shares	13,549
2,700	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	34,298
5,100	Cia Energetica de Minas Gerais	41,924
63,400	Cia Energetica de Minas Gerais - Preference Shares	517,819
25,300	Cia Energetica de Sao Paulo - Class B, Preference Shares	321,498
2,775	Cia Energetica do Ceara - Class A, Preference Shares	42,467
22,508	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	102,979
38,100	Cia Hering	357,363
27,800	Cia Paranaense de Energia - Class B, Preference Shares	430,831
18,300	Cia Providencia Industria e Comercio SA	61,706
372,100	Cia Siderurgica Nacional SA	1,873,006
8,420	Contax Participacoes SA - Units	63,463
66,600	Cosan SA Industria e Comercio	1,088,791
19,600	CPFL Energia SA	172,178
139,640	Cyrela Brazil Realty SA Empreendimentos e Participacoes	774,906
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	3,103
34,752	Direcional Engenharia SA	154,709
199,579	Duratex SA	738,057
16,200	EcoRodovias Infraestrutura e Logistica SA	96,968
Shares		Value
BRAZIL (continued)
17,700	EDP - Energias do Brasil SA	$83,478
5,500	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	25,358
390,320	Embraer SA	3,721,266
25	Eneva SA(d)	12
14,569	Equatorial Energia SA	162,210
36,400	Estacio Participacoes SA	451,641
27,693	Eternit SA	104,486
1,836	Eucatex SA Industria e Comercio - Preference Shares	3,488
115,900	Even Construtora e Incorporadora SA	316,729
27,068	Ez Tec Empreendimentos e Participacoes SA	267,727
5,500	Fertilizantes Heringer SA(d)	20,364
135,878	Fibria Celulose SA(d)	1,342,160
410,900	Fleury SA	2,704,016
2,185	Forjas Taurus SA(d)	1,098
2,392	Forjas Taurus SA - BDR(c)(d)	843
10,437	Forjas Taurus SA - Preference Shares(d)	3,128
141,300	GAEC Educacao SA	1,795,561
108,200	Gafisa SA	158,813
7,000	General Shopping Brasil SA(d)	26,843
19,300	Gol-Linhas Aereas Inteligentes SA - Preference Shares(d)	116,459
50,800	Grendene SA	297,579
3,500	Guararapes Confeccoes SA	153,945
73,340	Helbor Empreendimentos SA	177,794
120,500	Hypermarcas SA(d)	965,062
314,100	Iguatemi Empresa de Shopping Centers SA	3,375,320
2,100	Industrias Romi SA	3,628
9,800	International Meal Co. Holdings SA	80,257
34,670	Iochpe-Maxion SA	253,674
51,534	JHSF Participacoes SA	84,499
585,400	JSL SA(c)	2,838,303
1,600	Kepler Weber SA	34,239
413,900	Klabin SA - Units	2,059,694
45,596	Kroton Educacional SA	1,215,089
4,800	Light SA	45,149
90,200	Linx SA	2,158,836
29,975	Localiza Rent a Car SA	479,996
30,110	Log-In Logistica Intermodal SA(d)	80,293
27,250	Lojas Americanas SA	142,691
104,000	Lojas Americanas SA - Preference Shares	663,308
25,700	Lojas Renner SA	775,956
6,700	LPS Brasil Consultoria de Imoveis SA	28,705
8,300	M Dias Branco SA	340,670
39,148	Magnesita Refratarios SA	77,821
254,900	Mahle-Metal Leve SA Industria e Comercio	2,477,375

10

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
BRAZIL (continued)
185,780	Marcopolo SA - Preference Shares	$326,727
156,284	Marfrig Global Foods SA(d)	454,644
13,800	Marisa Lojas SA	90,388
14,600	Mills Estruturas e Servicos de Engenharia SA	151,679
18,100	Minerva SA(d)	92,145
8,092	MMX Mineracao e Metalicos SA(d)	5,207
78,100	MRV Engenharia e Participacoes SA	250,608
30,150	Multiplan Empreendimentos Imobiliarios SA	717,354
9,000	Multiplus SA	131,901
35,100	Natura Cosmeticos SA	548,759
58,500	Odontoprev SA	239,286
222,124	Oi SA - Preference Shares	144,901
16,300	Parana Banco SA - Preference Shares	78,671
66,719	Paranapanema SA(d)	78,519
299,658	PDG Realty SA Empreendimentos e Participacoes(d)	190,196
61,700	Porto Seguro SA	853,398
11,100	Portobello SA	24,120
5,800	Profarma Distribuidora de Produtos Farmaceuticos SA	36,302
23,400	QGEP Participacoes SA	96,643
40,774	Qualicorp SA(d)	475,539
38,309	Raia Drogasil SA	319,305
71,812	Randon Participacoes SA - Preference Shares	197,831
12,900	Restoque Comercio e Confeccoes de Roupas SA(d)	40,370
14,700	Rodobens Negocios Imobiliarios SA	68,098
58,368	Rossi Residencial SA(d)	36,790
21,750	Santos Brasil Participacoes SA - Units	141,788
34,100	Sao Martinho SA	550,710
11,475	Saraiva SA Livreiros Editores - Preference Shares	92,660
18,300	SLC Agricola SA	137,527
111,473	Sul America SA - Units	672,646
185,953	Suzano Papel e Celulose SA - Class A, Preference Shares	718,813
78,400	Tecnisa SA	228,073
2,000	Tegma Gestao Logistica.	15,947
2,800	Tempo Participacoes SA	6,097
2,000	Tereos Internacional SA	2,169
29,200	Totvs SA	500,921
3,000	TPI - Triunfo Participacoes e Investimentos SA	8,608
27,600	Transmissora Alianca de Energia Eletrica SA - Units	251,821
171,700	Tupy SA	1,377,384
Shares		Value
BRAZIL (continued)
2,800	UNICASA Industria de Moveis SA	$4,690
72	Unipar Carbocloro SA - Preference Shares	16
241,300	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference shares(d)	860,437
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	299,383
52,200	Vanguarda Agro SA(d)	52,229
2,600	WEG SA	31,412
		62,418,009
CAMBODIA — 0.0%
208,000	NagaCorp Ltd.	183,844
CANADA — 2.7%
14,000	5N Plus, Inc.(d)	48,535
15,424	Aberdeen International, Inc.(d)	2,334
6,775	Absolute Software Corp.	41,631
1,863	Acadian Timber Corp.	22,571
84,753	Advantage Oil & Gas Ltd.(d)	453,166
30,538	Aecon Group, Inc.	459,603
2,700	AG Growth International, Inc.	120,768
35,207	AGF Management Ltd. - Class B	381,663
50,315	Agnico-Eagle Mines Ltd.	1,870,748
14,401	Ainsworth Lumber Co. Ltd.(d)	35,397
2,500	Air Canada - Class A(d)	21,942
1,100	Akita Drilling Ltd. - Class A	16,414
60,900	Alamos Gold, Inc.	541,780
5,880	Algoma Central Corp.	87,363
108,142	Algonquin Power & Utilities Corp.	804,358
7,010	Alliance Grain Traders, Inc.	134,433
43,545	AltaGas Ltd.	1,970,877
10,000	Alterra Power Corp.(d)	2,935
7,748	Altius Minerals Corp.(d)	104,387
11,700	Altus Group Ltd.	241,436
80,500	Amerigo Resources Ltd.(d)	32,854
39,396	Anderson Energy Ltd.(d)	10,478
81,625	Antrim Energy, Inc.(d)	7,112
3,135	Arsenal Energy, Inc.	24,008
12,175	Artek Exploration Ltd.(d)	37,742
25,400	Atco Ltd. - Class I	1,113,513
45,204	Athabasca Oil Corp.(d)	258,285
22,663	ATS Automation Tooling Systems, Inc.(d)	308,243
53,804	AuRico Gold, Inc.	221,068
1,900	AutoCanada, Inc.	126,301
396,886	B2Gold Corp.(c)(d)	1,026,476
6,579	Badger Daylighting Ltd.	192,600
46,861	Ballard Power Systems, Inc.(d)	186,094
139,300	Bankers Petroleum Ltd.(d)	786,984
800	Banro Corp(d)	198
25,982	Baytex Energy Corp.	1,113,770

11

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
CANADA (continued)
54,963	Bellatrix Exploration Ltd.(d)	$406,797
53,800	Birchcliff Energy Ltd.(d)	537,334
9,842	Bird Construction, Inc.	120,323
15,938	Black Diamond Group Ltd.	428,434
126,968	BlackBerry Ltd.(d)	1,186,595
121,079	BlackPearl Resources, Inc.(d)	238,749
7,900	Boardwalk Real Estate Investment Trust, REIT	470,225
87,219	Bonavista Energy Corp.	1,127,884
2,833	Bonterra Energy Corp.	156,778
11,570	Boralex, Inc. - Class A	145,587
100	Brookfield Real Estate Services, Inc.	1,274
6,045	Brookfield Residential Properties, Inc.(d)	111,603
566,572	CAE, Inc.	7,233,166
20,330	Calfrac Well Services Ltd.	388,756
1,862	Calian Technologies Ltd.	36,186
7,200	Calloway Real Estate Investment Trust	173,339
14,891	Calvalley Petroleum, Inc. - Class A(d)	20,212
28,711	Canaccord Genuity Group, Inc.	333,889
16,731	Canacol Energy Ltd.(d)	108,180
18,318	Canadian Apartment Properties REIT	386,403
45,555	Canadian Energy Services & Technology Corp.	396,494
11,606	Canadian Real Estate Investment Trust	487,189
84,813	Canadian Western Bank	3,237,416
21,932	Canam Group, Inc. - Class A	268,128
44,277	CanElson Drilling, Inc.	310,246
5,186	Canexus Corp.	22,450
44,643	Canfor Corp.(d)	945,391
17,488	Canfor Pulp Products, Inc.	188,778
8,000	Canwel Building Materials Group Ltd.	43,802
9,688	Canyon Services Group, Inc.	139,320
5,907	Capital Power Corp.	143,619
53,701	Capstone Infrastructure Corp.	218,675
129,679	Capstone Mining Corp.(d)	347,285
47,246	Cascades, Inc.	288,585
10,009	Cathedral Energy Services Ltd.	39,472
16,407	CCL Industries, Inc. - Class B	1,624,223
87,500	Celestica, Inc.(d)	938,919
95,894	Centerra Gold, Inc.	498,665
100,395	Cequence Energy Ltd.(d)	195,201
1,900	Cervus Equipment Corp.	39,138
70,696	China Gold International Resources Corp. Ltd.(d)	207,481
37,255	Chinook Energy, Inc.(d)	75,169
28,912	Cineplex, Inc.	1,033,604
51	Claude Resources, Inc.(d)	12
9,100	Cogeco Cable, Inc.	505,931
4,665	Cogeco, Inc.	231,464
41,743	COM DEV International Ltd.	158,113
Shares		Value
CANADA (continued)
4,855	Cominar Real Estate Investment Trust	$83,800
20,400	Computer Modelling Group Ltd.	249,773
131,262	Connacher Oil and Gas Ltd.(d)	26,485
3,297	Constellation Software, Inc.	783,164
5,800	Contrans Group, Inc. - Class A	80,323
55,139	Copper Mountain Mining Corp.(d)	139,068
4,700	Corby Spirit and Wine Ltd.	91,384
62,122	Corus Entertainment, Inc. - Class B	1,373,082
55,017	Cott Corp.	375,408
56,307	Crew Energy, Inc.(d)	507,633
35,826	Crocotta Energy, Inc.(d)	149,501
19,795	DeeThree Exploration Ltd.(d)	208,053
63,438	Delphi Energy Corp.(d)	230,980
92,700	Denison Mines Corp.(d)	123,277
17,700	Descartes Systems Group, Inc. (The)(d)	238,467
38,777	DH Corp.	1,171,828
2,671	DHX Media Ltd.	17,270
2,159	DirectCash Payments, Inc.	28,850
30,931	Dollarama, Inc.	2,546,024
38,640	Dominion Diamond Corp.(d)	541,849
12,718	Dorel Industries, Inc. - Class B	447,670
11,195	DragonWave, Inc.(d)	16,736
2,600	Dream Office Real Estate Investment Trust	69,200
35,170	Duluth Metals Ltd.(d)	15,805
37,386	Dundee Precious Metals, Inc.(d)	177,269
11,964	Dynasty Metals & Mining, Inc.(d)	17,117
405	E-L Financial Corp. Ltd.	259,273
173,700	Eldorado Gold Corp.	1,288,791
10,019	Emera, Inc.	309,754
8,287	Enbridge Income Fund Holdings, Inc.	223,145
58,981	Endeavour Silver Corp.(d)	348,363
10,875	Enerflex Ltd.	184,117
2,736	Energy Fuels, Inc.(d)	21,329
123,950	Enerplus Corp.	2,834,020
2,342	Enghouse Systems Ltd.	72,407
71,016	Ensign Energy Services, Inc.	1,143,056
29,186	Epsilon Energy Ltd.(d)	125,272
5,842	Equitable Group, Inc.	356,087
63,813	Essential Energy Services Trust(d)	134,023
1,100	Evertz Technologies Ltd.	17,544
4,500	Exchange Income Corp.	71,028
5,600	Exco Technologies Ltd.	57,523
14,469	EXFO, Inc.(d)	66,218
15,400	Extendicare, Inc.	105,506
64,225	Finning International, Inc.	1,846,023
6,791	First Capital Realty Inc.	117,528
30,350	First Majestic Silver Corp.(d)	322,052

12

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
CANADA (continued)
2,412	First National Financial Corp.	$52,029
9,700	FirstService Corp.	540,446
835	Fortress Paper Ltd. - Class A(d)	2,144
57,167	Fortuna Silver Mines, Inc.(d)	310,910
1,088	Gamehost, Inc.	16,574
34,852	Genworth MI Canada, Inc.	1,263,858
23,491	Gibson Energy, Inc.	720,662
1,500	Gildan Activewear, Inc.	87,894
1,500	Glentel, Inc.	14,816
4,565	Gluskin Sheff & Associates, Inc.	133,473
2,010	GLV, Inc. - Class A(d)	6,083
14,327	GMP Capital, Inc.	106,695
144,213	Gran Tierra Energy, Inc.(d)	956,262
2,506	Granite Real Estate Investment Trust	93,106
33,752	Great Canadian Gaming Corp.(d)	488,783
23,182	Great Panther Silver Ltd.(d)	30,616
6,784	Guardian Capital Group Ltd. - Class A	103,905
5,100	Guyana Goldfields, Inc.(d)	14,593
7,102	Heroux-Devtek, Inc.(d)	69,760
1,340	High Liner Foods, Inc.	30,700
3,627	HNZ Group, Inc.	73,515
27,800	Home Capital Group, Inc.	1,323,263
27,827	Horizon North Logistics, Inc.	152,106
60,115	HudBay Minerals, Inc.	645,615
5,600	Hudson’s Bay Co.	84,538
179,800	IAMGOLD Corp.	664,552
7,400	Imax Corp.(d)	194,374
27,086	Imperial Metals Corp.(d)	415,103
39,500	Industrial Alliance Insurance and Financial Services, Inc.	1,732,008
24,979	Innergex Renewable Energy, Inc.	240,546
23,670	Interfor Corp.(d)	325,195
4,048	International Tower Hill Mines Ltd.(d)	2,970
25,626	Intertape Polymer Group, Inc.	329,036
18,561	Ivernia, Inc.(d)	2,213
22,616	Jean Coutu Group PJC, Inc. (The) Class A	447,819
10,550	Just Energy Group, Inc.	57,087
276,940	Katanga Mining Ltd.(c)(d)	119,376
1,300	K-Bro Linen, Inc.	45,426
16,550	Kelt Exploration Ltd.(d)	195,197
25,539	Keyera Corp.	1,911,765
11,411	Killam Properties, Inc.	108,317
1,953	Kingsway Financial Services, Inc.(d)	12,502
555,309	Kinross Gold Corp.(d)	2,220,523
2,100	Kirkland Lake Gold, Inc.(d)	7,299
6,230	Knight Therapeutics, Inc.(d)	29,312
198,000	Lake Shore Gold Corp.(d)	217,912
16,985	Laurentian Bank of Canada	803,024
1,200	Le Chateau, Inc. - Class A(d)	1,651
Shares		Value
CANADA (continued)
78,609	Legacy Oil & Gas, Inc.(d)	$594,785
8,682	Leisureworld Senior Care Corp.	102,638
13,300	Leon’s Furniture Ltd.	176,992
125,828	Lightstream Resources Ltd.	830,891
29,705	Linamar Corp.	1,617,177
8,170	Liquor Stores N.A. Ltd.	85,121
63,022	Long Run Exploration Ltd.	317,899
59,500	Lucara Dianmond Corp.(d)	139,698
226,995	Lundin Mining Corp.(d)	1,305,323
17,647	MacDonald Dettwiler & Associates Ltd.	1,318,730
9,230	Magellan Aerospace Corp.	102,429
500	Mainstreet Equity Corp.(d)	18,618
41,395	Major Drilling Group International, Inc.	341,304
40,633	Mandalay Resources Corp.	43,229
12,128	Manitoba Telecom Services, Inc.	349,041
48,666	Maple Leaf Foods, Inc.	877,938
38,611	Martinrea International, Inc.	454,330
2,300	McCoy Global, Inc.	13,142
26,224	McEwen Mining - Minera Andes Acquisition Corp.(d)	74,558
6,400	Medical Facilities Corp.	99,374
1,400	Melcor Developments Ltd.	31,946
29,200	Methanex Corp.	1,900,337
20,044	Metro, Inc.	1,306,854
13,007	Mitel Networks Corp.(d)	143,985
216,502	Morguard Real Estate Investment Trust(c)	3,560,215
15,887	Morneau Shepell, Inc.	245,368
700	MTY Food Group, Inc.	21,231
44,077	Mullen Group Ltd.	1,128,252
108,837	Nevsun Resources Ltd.	413,248
6,729	New Flyer Industries, Inc.	79,920
207,600	New Gold, Inc.(d)	1,277,568
13,950	New Millennium Iron Corp.(d)	3,582
45,627	Newalta Corp.	879,189
12,700	Niko Resources Ltd.(d)	23,062
7,923	Norbord, Inc.	164,876
31,488	Nordion, Inc.(d)	408,057
4,148	North American Energy Partners, Inc.	30,168
15,831	North West Co. Inc., (The)	348,461
6,358	Northern Dynasty Minerals Ltd.(d)	5,015
313,450	Northern Property Real Estate Investment Trust(c)	8,408,688
20,118	Northland Power, Inc.	324,921
3,613	NorthWest Healthcare Properties Real Estate Investment Trust	32,772
47,000	Novagold Resources, Inc.(d)	177,594
46,201	NuVista Energy Ltd.(d)	424,150
25,200	Open Text Corp.	1,401,502
32,506	Orvana Minerals Corp.(d)	14,608
9,240	Osisko Gold Royalties Ltd.(d)	131,776

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
CANADA (continued)
10,216	Painted Pony Petroleum Ltd.(d)	$108,405
16,436	Pan American Silver Corp.	241,486
55,124	Parex Resources, Inc.(d)	718,404
19,488	Parkland Fuel Corp.	368,008
382,314	Pason Systems, Inc.(c)	9,744,124
294,133	Pengrowth Energy Corp.	1,874,833
267,465	Penn West Petroleum Ltd.	2,070,349
20,300	Perpetual Energy, Inc.(d)	38,353
27,400	Peyto Exploration & Development Corp.	920,998
82,500	Phoscan Chemical Corp.(d)	22,699
5,206	PHX Energy Services Corp.	73,243
2,100	Points International Ltd.(d)	39,964
160,453	Precision Drilling Corp.(f)	1,999,868
489	Precision Drilling Corp.(f)	6,093
13,536	Premium Brands Holdings Corp.	277,089
55,909	Primero Mining Corp.(d)	428,156
816	Progressive Waste Solutions Ltd.	20,482
31,060	Progressive Waste Solutions Ltd. - Placement Shares	779,669
20,867	Pulse Seismic, Inc.	57,796
500	Pure Technologies Ltd.	3,600
9,975	QLT, Inc.(c)(d)	59,648
27,400	Quebecor, Inc. - Class B	664,928
52,100	Questerre Energy Corp. - Class A(d)	57,339
10,943	RB Energy, Inc.(d)	3,061
6,677	Reitmans (Canada) Ltd. - Class A	36,865
4,400	Richelieu Hardware Ltd.	206,976
400,000	Ritchie Bros Auctioneers, Inc.	9,688,000
284,100	Ritchie Bros. Auctioneers, Inc.(c)	6,878,745
58,032	RMP Energy, Inc.(d)	417,803
3,231	Rock Energy, Inc.(d)	19,232
5,830	Rocky Mountain Dealerships, Inc.	58,281
36,112	Rogers Sugar, Inc.	150,032
76,007	RONA, Inc.	842,780
33,389	Russel Metals, Inc.	1,078,823
21,300	Sandstorm Gold Ltd.(d)	143,387
188,000	Sandvine Corp.(d)	617,270
56,481	Savanna Energy Services Corp.	412,852
50,011	Scorpio Mining Corp.(d)	14,448
4,300	Sears Canada Inc.	58,051
14,006	Secure Energy Services, Inc.	296,344
135,867	SEMAFO, Inc.	586,907
26,812	ShawCor Ltd.	1,357,137
140,600	Sherritt International Corp.	577,693
19,469	Sierra Wireless, Inc.(d)	369,971
15,449	Silver Standard Resources, Inc.(d)	141,830
30,700	Sprott Resource Corp.	90,381
28,531	Sprott, Inc.	77,192
54,430	Spyglass Resources Corp.	82,368
Shares		Value
CANADA (continued)
33,100	St. Andrew Goldfields Ltd.(d)	$9,107
10,542	Stantec, Inc.	668,864
7,060	Stella-Jones, Inc.	174,825
2,400	Strad Energy Services Ltd.	9,905
4,120	Stuart Olson, Inc.	37,673
26,948	Student Transportation, Inc.	173,499
23,746	SunOpta, Inc.(d)	293,354
33,553	Superior Plus Corp.	428,356
32,000	Surge Energy, Inc.	249,461
1,000	TAG Oil Ltd.(d)	2,293
47,784	Taseko Mines Ltd.(d)	109,999
27,666	Tembec, Inc.(d)	80,433
67,990	Teranga Gold Corp.(d)	45,520
45,730	Teranga Gold Corp. - CDI(d)	34,210
40,069	Timmins Gold Corp.(d)	73,865
7,457	TMX Group Ltd.	391,811
17,374	TORC Oil & Gas Ltd.	211,767
23,345	Toromont Industries Ltd.	557,745
26,300	Torstar Corp. - Class B	182,352
22,950	Total Energy Services, Inc.	457,800
484	Tourmaline Oil Corp.(d)	22,785
139,000	TransAlta Corp.	1,596,075
33,390	Transcontinental, Inc. - Class A	425,969
41,874	TransForce, Inc.	1,058,803
29,700	TransGlobe Energy Corp.	185,225
44,600	Trican Well Service Ltd.	643,834
12,700	Trilogy Energy Corp.	323,222
70,509	Trinidad Drilling Ltd.	681,584
174,000	Turquoise Hill Resources Ltd.(d)	604,815
163,489	Twin Butte Energy Ltd.	248,903
8,241	Uni-Select, Inc.	211,174
2,441	Valener, Inc.	35,394
433	Vermilion Energy, Inc.	28,577
800	Vicwest, Inc.	7,623
7,539	Virginia Mines, Inc.(d)	86,429
3,968	Wajax Corp.	125,516
35,652	West Fraser Timber Co. Ltd.	1,624,098
31,597	Western Energy Services Corp.	303,697
71,338	Western Forest Products, Inc.	150,481
3,630	WesternOne, Inc. - Units	26,534
6,300	Westjet Airlines Ltd.	162,592
4,517	Westshore Terminals Investment Corp.	137,538
7,900	Whistler Blackcomb Holdings, Inc.	125,780
54,450	Whitecap Resources, Inc.	792,518
33,200	Wi-Lan, Inc.	106,571
11,548	Winpak Ltd.	296,551
10,050	WSP Global, Inc.	336,890
12,874	Xtreme Drilling and Coil Services Corp.(d)	56,202
24,459	Yamana Gold, Inc.	208,620
17,772	Zargon Oil & Gas Ltd.	135,937
2,000	ZCL Composites, Inc.	11,758
		167,510,238

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
CAYMAN ISLANDS — 0.0%
23,308	China Great Star International Ltd.(d)	$77,327
95,746	Endeavour Mining Corp.(d)	75,518
		152,845
CHILE — 0.1%
383,012	AES Gener SA	193,873
487,853	Aguas Andinas SA - Class A	308,721
130,649	Banmedica SA	214,692
74,100	Besalco SA	51,394
25,883	CAP SA	350,714
174,902	CFR Pharmaceuticals SA	58,705
2,925	Cia Cervecerias Unidas SA	32,882
43,481	Cia General de Electricidad SA	196,110
18,733	Cia Sud Americana de Vapores SA(d)	851
647,163	Colbun SA	166,873
50,487,302	CorpBanca SA	596,284
17,201	Cristalerias de Chile SA(c)	120,277
61,992	E.CL SA	85,993
15,622	Embotelladora Andina SA - Class A, Preference Shares	46,973
16,401	Embotelladora Andina SA - Class B, Preference Shares	58,347
37,467	Empresas Hites SA	19,636
506,042	Empresas Iansa SA	17,472
28,361	ENTEL Chile SA	344,528
20,702	Forus SA	94,113
12,790	Gasco SA	87,200
138,767	Grupo Security SA	45,606
448,016	Inversiones Aguas Metropolitanas SA	708,776
4,287	Latam Airlines Group SA - BDR(d)	49,129
952	Molibdenos y Metales SA	11,150
85,997	Multiexport Foods SA(d)	18,040
88,026	Parque Arauco SA	164,655
22,204	PAZ Corp. SA	12,809
113,857	Ripley Corp. SA	68,211
12,256	Salfacorp SA	9,320
158,473	Sigdo Koppers SA	232,710
20,922	Sociedad Matriz SAAM SA	1,756
179,081	Socovesa SA	40,228
134,117	Sonda SA	308,078
5,360	Tech Pack SA(d)	2,811
235,571	Vina Concha y Toro SA	461,234
106,077	Vina San Pedro Tarapaca SA	792
		5,180,943
CHINA — 1.3%
554,000	361 Degrees International Ltd.	130,100
2,349,500	AAC Technologies Holdings, Inc.	14,066,593
938,000	Agile Property Holdings Ltd.	801,228
674,000	Air China Ltd. - H Shares	413,094
297,090	Airtac International Group	2,823,343
Shares		Value
CHINA (continued)
866,000	Aluminum Corp. of China Ltd. - H Shares(d)	$400,034
558,000	Angang Steel Co. Ltd. - H Shares	416,877
2,000	Anhui Expressway Co. Ltd. - H Shares	1,190
178,000	ANTA Sports Products Ltd.	293,985
408,000	Anton Oilfield Services Group	231,111
639,000	Asia Cement China Holdings Corp.	472,445
96,000	Aupu Group Holding Co. Ltd.	13,997
98,000	AVIC International Holdings Ltd.(d)	39,326
328,000	AviChina Industry & Technology Co. - H Shares	190,874
94,500	Baoxin Auto Group Ltd.	76,575
196,000	Baoye Group Co. Ltd. - H Shares	119,875
261,000	BBMG Corp. - H Shares	204,421
992,000	Beijing Capital International Airport Co. Ltd. - H Shares	684,796
716,000	Beijing Capital Land Ltd. - H Shares	265,149
420,000	Beijing North Star Co. Ltd. - H Shares	114,890
4,500	Biostime International Holdings Ltd.	20,584
17,500	Bloomage Biotechnology Corp. Ltd.	43,535
47,000	Boer Power Holdings Ltd.	57,309
577,000	BYD Electronic International Co. Ltd.	426,605
361,656	Central China Real Estate Ltd.	106,396
32,000	Changshouhua Food Co. Ltd.	29,935
249,000	Chaowei Power Holdings Ltd.	139,760
70,000	China Animal Healthcare Ltd.	46,335
798,000	China Aoyuan Property Group Ltd.	148,273
431,000	China Automation Group Ltd.(d)	87,868
994,857	China BlueChemical Ltd. - H Shares	514,755
833,000	China Coal Energy Co. Ltd. - H Shares	504,096
948,000	China Communications Services Corp. Ltd. - H Shares	464,823
470,500	China COSCO Holdings Co. Ltd. - H Shares(d)	203,983
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	18,111
883,000	China Dongxiang Group Co. Ltd.	173,181
144,000	China Dredging Environment Protection Holdings Ltd.(d)	43,850
790,000	China Eastern Airlines Corp. Ltd. - H Shares(d)	251,779
789,500	China Hongqiao Group Ltd.	677,438

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
CHINA (continued)
332,500	China Huiyuan Juice Group Ltd.(d)	$149,302
90,400	China International Marine Containers Group Co. Ltd. - H Shares	198,995
92,000	China ITS Holdings Co. Ltd.	14,839
149,000	China Lesso Group Holdings. Ltd.	88,246
66,000	China Lilang Ltd.	43,432
135,000	China Medical System Holdings Ltd.	167,747
53,000	China Mengniu Dairy Co. Ltd.	257,818
247,678	China Molybdenum Co. Ltd. - H Shares	163,946
1,362,084	China National Building Material Co. Ltd. - H Shares	1,370,863
320,000	China National Materials Co. Ltd. - H Shares	74,322
200,000	China Qinfa Group Ltd.	9,935
1,344,000	China Railway Construction Corp. Ltd. - H Shares	1,298,903
1,150,000	China Railway Group Ltd. - H Shares	623,222
216,000	China Rare Earth Holdings Ltd.(d)	29,543
558,500	China Rongsheng Heavy Industries Group Holdings Ltd.(d)	113,861
212,000	China Sanjiang Fine Chemicals Co. Ltd.	76,320
737,400	China SCE Property Holdings Ltd.	150,333
1,215,488	China Shanshui Cement Group Ltd.	440,710
138,000	China Shineway Pharmaceutical Group Ltd.	231,482
961,093	China Shipping Container Lines Co. Ltd. - H Shares(d)	280,265
722,000	China Shipping Development Co. Ltd., H Shares(d)	480,709
958,000	China Southern Airlines Co. Ltd. - H Shares	326,336
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	47,775
176,000	China Taifeng Beddings Holdings Ltd.(d)	31,339
400,000	China Tontine Wines Group Ltd.(d)	17,290
520,000	China Yurun Food Group Ltd.(d)	249,598
466,500	China Zhengtong Auto Services Holdings Ltd.	260,034
695,600	China Zhongwang Holdings Ltd.	251,312
350,000	Chinasoft International Ltd.(d)	109,741
312,000	Chongqing Iron & Steel Co. Ltd. - H Shares(d)	69,645
Shares		Value
CHINA (continued)
1,256,000	Chongqing Rural Commercial Bank - H Shares	$625,565
228,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(d)	81,491
158,000	Comtec Solar Systems Group Ltd.(d)	26,503
584,000	Coolpad Group Ltd.	137,898
137,291	Country Garden Holdings Co. Ltd.	70,328
3,578,000	CPMC Holdings Ltd.(c)	3,093,219
408,000	Dalian Port PDA Co. Ltd. - H Shares	118,977
484,000	Daphne International Holdings Ltd.	212,959
230,000	Datang International Power Generation Co .Ltd. - H Shares	114,554
17,000	Delong Holdings Ltd.(d)	3,407
79,600	Dongfang Electric Corp. Ltd. - H Shares	138,041
16,650	Dongjiang Environmental Co. Ltd. - H Shares	62,195
705,000	Dongyue Group Ltd.	324,753
184,000	ENN Energy Holdings Ltd.	1,305,798
3,524,000	Evergrande Real Estate Group Ltd.	1,536,909
1,258,500	Fantasia Holdings Group Co. Ltd.	154,267
1,459,000	FIH Mobile Ltd.(d)	826,448
134,000	First Tractor Co. Ltd. - H Shares	101,148
673,500	Fosun International Ltd.	858,598
479,600	Fufeng Group Ltd.	186,269
148,000	Golden Eagle Retail Group Ltd.	191,730
5,441,600	GOME Electrical Appliances Holdings Ltd.	926,821
131,000	Goodbaby International Holdings Ltd.	65,922
74,000	Greatview Aseptic Packaging Co. Ltd.	58,245
111,000	Greenland Hong Kong Holdings Ltd.	55,142
441,000	Greentown China Holdings Ltd.	568,460
856,000	Guangshen Railway Co. Ltd. - H Shares	346,816
467,753	Guangzhou Automobile Group Co. Ltd. - H Shares	528,105
76,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	243,198
575,600	Guangzhou R&F Properties Co. Ltd. - H Shares	849,654
30,400	Guangzhou Shipyard International Co. Ltd. - H Shares(b)(c)	53,661
329,000	Guodian Technology & Environment Group Co. Ltd. - H Shares	74,290

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
CHINA (continued)
56,000	Hainan Meilan International Airport Co. Ltd. - H Shares	$48,991
2,603,000	Haitian International Holdings Ltd.	6,112,812
494,000	Harbin Electric Co. Ltd. - H Shares	334,006
4,576,000	Hilong Holding Ltd.	2,586,161
65,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(d)	83,367
342,000	Honghua Group Ltd.	83,845
28,000	Hopefluent Group Holdings Ltd.	9,719
138,000	Huadian Power International Corp. Ltd. - H Shares	85,292
1,512,000	Huaneng Renewables Corp. Ltd. - H Shares	507,248
390,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(d)	133,857
217,500	Intime Retail Group Co. Ltd.	203,186
80,000	JES International Holdings Ltd.(d)	5,001
122,000	Jiangsu Expressway Co. Ltd. - H Shares	148,760
140,000	Jiangxi Copper Co. Ltd. - H Shares	268,076
92,000	Jingwei Textile Machinery - H Shares	87,963
991,000	Kaisa Group Holdings Ltd.	364,430
114,000	Kasen International Holdings Ltd.	23,830
190,000	Kingdee International Software Group Co. Ltd.(d)	66,683
73,000	Kingsoft Corp. Ltd.	218,999
667,000	KWG Property Holding Ltd.	492,286
84,000	Labixiaoxin Snacks Group Ltd.(d)	16,150
64,000	Leoch International Technology Ltd.(d)	13,873
76,000	Li Heng Chemical Fibre Technologies Ltd.(d)	5,178
3,400	Livzon Pharmaceutical Group, Inc.	21,058
741,500	Longfor Properties Co. Ltd.	1,071,580
893,000	Lonking Holdings Ltd.	161,315
1,182,000	Maanshan Iron & Steel Co. Ltd. - H Shares(d)	277,578
800,000	Maoye International Holdings Ltd.	134,193
1,060,000	Metallurgical Corp. of China Ltd. - H Shares	231,147
3,331,000	Microport Scientific Corp.(c)(d)	2,002,885
146,000	Minth Group Ltd.	281,072
80,000	NVC Lighting Holdings Ltd.	18,271
179,000	O-Net Communications Group Ltd.(d)	50,351
96,800	Pacific Online Ltd.	53,833
Shares		Value
CHINA (continued)
70,000	Pan Asia Environmental Protection Group Ltd.(d)	$14,090
645,000	Parkson Retail Group Ltd.	193,915
363,000	Peak Sport Products Co. Ltd.	96,956
684,000	Powerlong Real Estate Holdings Ltd.(d)	104,144
402,000	Qingling Motors Co. Ltd. - H Shares	120,859
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)	12,730
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,274
5,423,430	Renhe Commercial Holdings Co. Ltd.(d)	272,919
193,000	Sany Heavy Equipment International Holdings Co. Ltd.(d)	45,573
34,500	Sateri Holdings Ltd.	6,677
10,032,806	Semiconductor Manufacturing International Corp.(d)	932,074
253,500	Shandong Chenming Paper Holdings Ltd. - H Shares	120,371
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	502,732
530,000	Shanghai Electric Group Co. Ltd. - H Shares	236,618
724,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	227,942
205,600	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	382,546
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	35,806
687,000	Shengli Oil & Gas Pipe Holdings Ltd.	51,414
188,000	Shenguan Holdings Group Ltd.	71,561
32,000	Shenzhen Expressway Co. Ltd. - H Shares	19,324
162,000	Shenzhou International Group Holdings Ltd.	513,171
1,689,881	Shui On Land Ltd.	455,720
514,000	Sihuan Pharmaceutical Holdings Group Ltd.	317,683
36,000	Sino Grandness Food Industry Group Ltd.(d)	19,623
73,000	SinoMedia Holding Ltd.	56,139
1,856,562	Sino-Ocean Land Holdings Ltd.	1,089,975
378,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	117,545
351,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)(c)(d)	80,163
52,400	Sinopharm Group Co. Ltd. - H Shares	154,494
1,009,000	Sinotrans Ltd. - H Shares	630,133
413,500	Sinotruk Hong Kong Ltd.	218,753
111,000	SITC International Holdings Co. Ltd.	48,840

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
CHINA (continued)
1,600,500	SOHO China Ltd.	$1,350,607
142,000	Springland International Holdings Ltd.	58,632
90,000	SPT Energy Group, Inc.	47,961
812,000	Sunac China Holdings Ltd.	669,503
194,000	Sunny Optical Technology Group Co. Ltd.	256,829
238,000	TCL Communication Technology Holdings Ltd.	299,417
88,000	Tian Shan Development Holdings Ltd.	37,811
554,000	Tiangong International Co. Ltd.	120,807
1,944,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,769,241
15,200	Tonly Electronics Holdings Ltd.	11,964
2,069,500	Travelsky Technology Ltd. - H Shares	1,874,554
38,000	Trigiant Group Ltd.	10,983
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,060
218,400	Uni-President China Holdings Ltd.	179,228
76,000	Weichai Power Co. Ltd. - H Shares	333,417
319,000	Weiqiao Textile Co. - H Shares	169,995
1,510,000	West China Cement Ltd.	187,044
384,000	Winsway Enterprises Holdings Ltd.(d)	24,279
135,000	Wumart Stores, Inc. - H Shares	120,890
626,000	Xiamen International Port Co. Ltd. - H Shares	115,506
5,057,000	Xingda International Holdings Ltd.(c)	2,029,312
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	134,790
151,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	172,855
433,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(d)	116,211
838,000	Xinyi Solar Holdings Ltd.	242,207
283,000	Xiwang Special Steel Co. Ltd.	39,071
197,500	XTEP International Holdings Ltd.	84,351
1,086,000	Yanzhou Coal Mining Co. Ltd. - H Shares	891,215
45,000	Youyuan International Holdings Ltd.	9,813
604,760	Yuzhou Properties Co. Ltd.	138,899
166,000	Zall Development Group Ltd.(d)	58,903
434,500	Zhaojin Mining Industry Co. Ltd. - H Shares	273,032
96,000	Zhejiang Expressway Co. Ltd. - H Shares	103,679
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
Shares		Value
CHINA (continued)
14,200	Zhengzhou Coal Mining Machinery Group Co. Ltd. - H Shares	$8,923
525,000	Zhong An Real Estate Ltd.	89,419
123,000	Zhongsheng Group Holdings Ltd.	156,963
26,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	89,574
1,466,000	Zijin Mining Group Co., Ltd.	382,103
696,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	440,175
84,600	ZTE Corp. - H Shares	177,932
		84,924,668
COLUMBIA — 0.0%
150,409	Pacific Rubiales Energy Corp.	2,876,166
CYPRUS — 0.0%
279,720	Bank of Cyprus Public Co. Ltd.(b)(c)(d)	0
29,606	Deep Sea Supply Plc(d)	46,012
71,521	ProSafe SE	533,476
63,061	Songa Offshore(d)	25,680
		605,168
DENMARK — 0.7%
2,314	ALK-Abello A/S	333,706
57,902	Alm Brand A/S(d)	297,403
8,231	Amagerbanken A/S(b)(c)(d)	0
862	Ambu A/S - Class B	62,387
6,801	Auriga Industries A/S - Class B(d)	366,420
16,411	Bang & Olufsen A/S(d)	201,888
10,357	Bavarian Nordic A/S(d)	212,973
1,079	Brodrene Hartmann A/S	35,462
561,699	Chr. Hansen Holding A/S(c)	23,251,970
15,041	D/S Norden A/S	461,911
3,150	DFDS A/S	253,156
22,801	DSV A/S	720,695
1,987	East Asiatic Co. Ltd. A/S	20,519
21,341	FLSmidth & Co. A/S	1,096,523
81,337	GN Store Nord A/S	2,080,096
4,777	Greentech Energy Systems AS(d)	10,810
18,588	H. Lundbeck A/S	427,629
3,538	H+H International A/S - Class B(d)	27,830
519	IC Companys A/S	16,591
37,222	Jyske Bank A/S(d)	2,113,048
18,842	NKT Holding A/S	1,184,350
6,068	Pandora A/S	416,724
2,279	Parken Sport & Entertainment A/S(d)	31,720
1,113	PER Aarsleff A/S - Class B	213,877
1,788	Ringkjoebing Landbobank A/S	375,698
3,450	Rockwool International A/S - Class B	576,528

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
DENMARK (continued)
1,853	Royal UNIBREW(d)	$271,551
9,377	Schouw & Co.	434,479
16,820	SimCorp A/S	545,241
2,457	Solar A/S - Class B	176,061
23,971	Spar Nord Bank A/S	260,451
44,562	Sydbank A/S(d)	1,221,249
33	Tivoli A/S	18,491
33,016	TK Development A/S(d)	55,736
37,860	Topdanmark AS(d)	1,170,164
33,402	TopoTarget A/S(d)	23,875
3,605	Tryg A/S	362,883
130,586	Vestas Wind Systems A/S(d)	5,907,585
1,895	William Demant Holding A/S(d)	164,990
		45,402,670
FAEROE ISLANDS — 0.0%
110	Atlantic Petroleum(d)	1,719
7,482	Bakkafrost	146,394
876	BankNordik	18,327
		166,440
FINLAND — 0.5%
7,357	Ahlstrom Oyj	78,318
872	Aktia Bank Oyj	10,953
39,132	Amer Sports Oyj	772,894
698	Apetit Oyj	16,880
407	Aspo Oyj	3,248
1,858	Atria Plc	18,013
999	Bank of Aland Plc - Class B	14,795
1,446	BasWare Oyj	64,342
18,521	Biotie Therapies Oyj(d)	5,506
15,775	Cargotec Oyj - Class B	576,882
93,678	Caverion Corp.	777,723
93,179	Citycon Oyj	343,120
2,317	Comptel Oyj	1,955
4,120	Cramo Oyj	84,022
7,193	Digia Plc	35,734
1,089	Elektrobit Oyj	3,660
26,571	Elisa Oyj	762,475
10,761	Finnair Oyj(d)	41,211
3,396	Finnlines Oyj(d)	59,162
12,672	Fiskars Oyj Abp	308,485
31,761	F-Secure Oyj	114,830
10,371	HKScan Oyj - A Shares	52,216
40,603	Huhtamaki Oyj	1,083,580
19,509	Kemira Oyj	266,198
2,280	Kesko Oyj - Class A	83,470
31,775	Kesko Oyj - Class B	1,212,624
15,462	Konecranes Oyj	503,944
5,234	Lassila & Tikanoja Oyj	98,821
409	Lemminkainen Oyj(d)	7,832
75,818	Metsa Board Oyj	361,425
67,391	Metso Oyj	2,652,144
59,743	Neste Oil Oyj	1,103,982
52,206	Nokian Renkaat Oyj	1,815,466
Shares		Value
FINLAND (continued)
6,399	Okmetic Oyj	$39,415
5,138	Olvi Oyj - Class A	172,138
22,895	Oriola-KD Oyj - Class B(d)	68,366
10,430	Orion Oyj - Class A	387,145
18,446	Orion Oyj - Class B	685,920
14,520	Outokumpu Oyj(d)	118,116
13,413	PKC Group Oyj	371,785
766	Ponsse Oyj	12,380
1,919	Poyry Oyj(d)	10,284
43,685	Raisio Plc - V Shares	241,005
26,580	Ramirent Oyj	253,770
85,675	Rautaruukki Oyj(d)	1,267,687
440	Saga Furs Oyj	15,101
39,208	Sanoma Oyj	307,920
11,213	Stockmann Oyj Abp - Class B	160,808
319,193	Stora Enso Oyj - Class R	2,880,772
163,338	Talvivaara Mining Co. Plc(d)	13,998
5,454	Technopolis Oyj	30,235
15,464	Tieto Oyj	412,070
16,032	Tikkurila Oyj	406,596
307,226	UPM-Kymmene Oyj	5,027,185
7,222	Uponor Oyj	111,599
6,352	Vacon Oyj	235,691
3,684	Vaisala Oyj - Class A	108,330
67,391	Valmet Oyj	708,833
70,509	Wartsila Oyj Abp	3,561,328
58,938	YIT Oyj	605,322
		31,549,709
FRANCE — 2.3%
1,839	ABC Arbitrage	11,525
18,557	Accor SA	899,522
61,626	Air France-KLM(d)	667,010
1,640	Akka Technologies SA	57,207
9,125	ALBIOMA	230,935
808,766	Alcatel-Lucent(d)	2,863,387
5,620	Altamir	87,295
9,534	Alten SA	459,529
60,387	Altran Technologies SA	635,568
819	ANF Immobilier REIT	26,869
4,889	April	109,394
34,890	Arkema SA	3,243,256
4,828	Assystem	138,672
17,075	AtoS	1,334,356
1,151	Aurea SA	8,508
1,650	Axway Software SA	42,973
10,625	Beneteau SA(d)	187,374
1,293	Bigben Interactive	11,254
3,331	BioMerieux	346,615
132,613	Boiron SA(c)	10,093,362
2,534	Bollore SA	1,565,427
11,728	Bonduelle SCA	327,435
2,288	Bongrain SA	188,634
25,330	Bull Group(d)	167,216
114	Burelle SA	97,544
1,101	Cegedim SA(d)	38,582

19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
FRANCE (continued)
3,006	Cegid Group	$121,319
124,773	CGG SA(d)	1,292,172
90	Cie des Alpes(d)	1,916
10,437	Club Mediterranee SA(d)	303,970
52,976	Derichebourg SA	156,772
126	Devoteam SA	3,013
22,529	Edenred	704,861
20,149	Eiffage SA	1,306,933
494	Electricite de Strasbourg SA	72,691
1,806	Eramet(d)	225,629
78	Esso SA Francaise	3,551
44,232	Etablissements Maurel et Prom(d)	672,246
42,035	Euler Hermes Group	4,905,397
34,461	Eutelsat Communications SA	1,190,077
1,226	Exel Industries SA - Class A	92,180
1,903	Faiveley Transport SA	136,380
16,279	Faurecia	577,002
1,000	Fimalac	78,870
946	Fleury Michon SA	69,569
11,234	GameLoft SA(d)	71,604
228,615	Gaztransport Et Technigaz SA(c)	14,387,928
1,559	Gecina SA REIT	222,640
2,366	GL Events	55,602
257	Groupe Crit	15,555
152,389	Groupe Eurotunnel SA	2,017,705
922	Groupe Flo	3,580
17,014	Groupe Steria SCA	472,738
1,572	Guerbet	69,464
8,241	Haulotte Group SA	129,662
67,864	Havas SA	531,607
4,606	Hi-Media SA(d)	16,406
8,992	ICADE REIT	868,015
15,635	Imerys SA	1,221,197
96,924	Ingenico	9,828,675
1,815	Interparfums SA	58,936
7,311	Ipsen SA	325,020
10,287	IPSOS	278,870
6,240	Jacquet Metal Service	129,095
27,960	JCDecaux SA	959,955
31,494	Klepierre REIT	1,490,989
330,380	Korian-Medica(c)	11,966,764
33,456	Lagardere SCA	996,781
936	Laurent-Perrier	87,108
1,354	Lectra	14,541
353	Linedata Services	10,290
40,308	LISI(c)	6,282,607
735	Maisons France Confort SA	31,691
1,931	Manitou BF SA	32,321
467	Manutan International	25,326
4,277	Mersen	121,300
10,308	Metropole Television SA	189,100
424	MGI Coutier	60,528
3,180	Montupet	198,005
1,975	Mr Bricolage	38,506
Shares		Value
FRANCE (continued)
1,772	Naturex	$149,865
114,921	Neopost SA	8,078,940
20,015	Nexans SA(d)	910,431
10,353	Nexity SA	392,674
1,407	Norbert Dentressangle SA	206,736
7,604	NRJ Group(d)	73,006
8,658	Orpea	567,906
1,368	Parrot SA(d)	31,599
217,643	Peugeot SA(d)	3,266,976
1,273	Pierre & Vacances SA(d)	47,729
29,736	Plastic Omnium SA	790,584
439	PSB Industries SA	24,924
14,949	Rallye SA	750,653
3,664	Remy Cointreau SA	300,018
101,851	Rexel SA	1,975,511
236,554	Rubis SCA(c)	14,198,625
8,556	Saft Groupe SA	315,637
1,023	Sartorius Stedim Biotech	176,847
6,172	Schneider Electric SA(d)	522,488
135,370	SCOR SE	4,354,933
7,105	SEB SA	576,068
276	Seche Environnement SA	8,589
7,940	Societe BIC SA	1,095,099
12,662	Societe d’Edition de Canal +	103,086
696	Societe Internationale de Plantations d’Heveas SA	31,100
41,718	Societe Television Francaise 1	617,000
40,139	SOITEC(d)	122,008
69,788	Solocal Group(d)	57,004
724	Somfy SA	241,398
1,699	Sopra Group SA	183,914
298	Stallergenes SA	22,047
2,498	Ste Industrielle d’Aviation Latecoere SA(d)	36,426
1,800	Stef SA	126,974
28,979	Suez Environnement Co.	541,319
1,654	Sword Group	40,309
1,560	Synergie SA	37,245
54,918	Technicolor SA(d)	397,325
17,738	Teleperformance SA	1,234,154
155	Tessi SA	20,651
16,096	Theolia SA(d)	24,571
82	Thermador Groupe	8,565
451	Touax SA	10,593
2,866	Trigano SA(d)	72,379
51,141	UBISOFT Entertainment(d)	857,714
29,358	Valeo SA	3,527,442
55,375	Vallourec SA	2,449,536
2,243	Valneva SE(d)	15,288
43,687	Veolia Environnement SA	773,941
602	Vetoquinol SA	27,263
4,987	Vicat	397,130
1,404	VIEL & Cie SA	3,910
1,799	Vilmorin & Cie SA	211,987
1,445	Virbac SA	309,588

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
FRANCE (continued)
449	Vranken - Pommery Monopole SA	$15,512
58,065	Zodiac Aerospace	1,817,447
		142,114,772
GABON — 0.0%
55	Total Gabon	30,130
GEORGIA — 0.0%
6,575	Bank of Georgia Holdings Plc	270,300
GERMANY — 2.9%
30,393	Aareal Bank AG	1,296,220
879	Adler Modemaerkte AG	13,171
31,801	ADVA Optical Networking SE(d)	118,296
10,093	Air Berlin Plc(d)	17,583
17,687	Aixtron SE(d)	240,271
2,408	Allgeier SE	47,883
5,308	Alstria Office REIT AG	70,281
920	Amadeus Fire AG	65,760
640	AS Creation Tapeten AG	27,415
16,743	Aurubis AG	815,963
18,722	Axel Springer SE	1,057,061
8,917	Balda AG	34,770
5,664	Bauer AG(d)	123,284
8,974	BayWa AG	446,958
44	BayWa AG	2,268
10,613	Bechtle AG	826,387
1,967	Bertrandt AG	246,270
982	Bijou Brigitte AG	76,017
155,898	Bilfinger SE	12,754,911
1,210	Biotest AG	130,268
30,993	Borussia Dortmund GmbH & Co. KGaA	203,397
9,809	Brenntag AG	1,579,449
4,102	CANCOM SE	191,725
8,816	Carl Zeiss Meditec AG	262,072
42,074	Celesio AG	1,442,843
2,761	CENIT AG	41,851
8,279	CENTROTEC Sustainable AG	177,486
3,390	Cewe Stiftung & Co. KGaA	229,193
17,476	Comdirect Bank AG	181,219
3,453	CompuGroup Medical AG	86,001
7,207	Constantin Medien AG(d)	12,121
9,256	CropEnergies AG	54,535
13,998	CTS Eventim AG & Co KGaA	410,680
3,708	DAB Bank AG	20,466
419	Delticom AG	15,081
3,806	Deutsche Beteiligungs AG	111,866
141,598	Deutsche Lufthansa AG	2,517,024
23,403	Deutsche Wohnen AG	508,141
54,632	Deutz AG	387,720
20,474	Dialog Semiconductor Plc(d)	626,584
41,937	DMG MORI SEIKI AG	1,287,367
2,601	Dr Hoenle AG	54,333
953	Draegerwerk AG & Co. KGaA	75,661
Shares		Value
GERMANY (continued)
17,862	Drillisch AG	$673,293
108,206	Duerr AG	8,427,694
1,323	Eckert & Ziegler AG	41,986
9,177	Elmos Semiconductor AG	166,570
217,885	ElringKlinger AG(c)	7,896,435
4,231	Euromicron AG(d)	76,711
38,211	Evotec AG(d)	206,507
65,722	Fielmann AG(c)	8,309,415
2,910	First Sensor AG(d)	42,668
31,432	Fraport AG Frankfurt Airport Services Worldwide	2,076,036
51,919	Freenet AG	1,376,535
11,914	Fuchs Petrolub SE	472,221
89,581	GEA Group AG	4,035,823
8,561	Gerresheimer AG	592,667
7,035	Gerry Weber International AG	321,605
2,345	Gesco AG	229,633
97,697	GFK SE(c)	4,434,826
5,545	GFT Technologies AG	69,127
7,475	Grammer AG	367,995
3,340	Grenkeleasing AG	347,507
2,258	H&R AG(d)	21,573
2,375	Hamborner AG REIT	25,025
6,452	Hamburger Hafen und Logistik AG	166,829
31,169	Hannover Rueck SE	2,665,308
656	Hansa Group AG(d)	255
1,410	Hawesko Holding AG	80,233
134,690	Heidelberger Druckmaschinen AG(d)	443,135
24,960	Hochtief AG	2,100,276
4,021	Homag Group AG	143,680
125	Hornbach Baumarkt AG	5,356
6,478	Hugo Boss AG	932,058
12,049	Indus Holding AG	612,001
502	Init Innovation In Traffic Systems AG	12,990
2,380	Isra Vision AG	148,925
17,344	Jenoptik AG	230,735
93,500	K+S AG	2,878,994
75,344	Kloeckner & Co. SE(d)	986,090
3,510	Koenig & Bauer AG(d)	48,411
11,087	Kontron AG(d)	70,073
6,898	Krones AG	670,310
210	KSB AG(c)	142,006
6,413	KUKA AG	357,146
1,128	KWS Saat AG	398,691
61,859	Lanxess AG	3,939,908
798	Leifheit AG	40,653
26,280	Leoni AG	1,782,381
4,388	LPKF Laser & Electronics AG	78,118
1,101	Manz AG(d)	102,507
1,288	Medigene AG(d)	8,365
12,099	MLP AG	81,006
3,831	Morphosys AG(d)	367,916
222,654	MTU Aero Engines AG	19,277,996

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
GERMANY (continued)
3,842	MVV Energie AG(c)	$121,413
1,551	Nemetschek AG	157,655
2,244	Nexus AG	36,058
16,879	Nordex SE(d)	309,983
307,798	NORMA Group SE(c)	15,218,855
1,021	OHB AG	29,394
36,547	OSRAM Licht AG(d)	1,484,294
25,484	Patrizia Immobilien AG(d)	284,835
1,728	Pfeiffer Vacuum Technology AG	171,921
19,644	PNE Wind AG	76,019
686	Progress-Werk Oberkirch AG	41,607
669	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie(d)	11,019
1,426	Puma SE	364,711
75,197	QSC AG	304,594
870	R Stahl AG	46,599
19,441	Rational AG(c)	6,327,175
42,668	Rheinmetall AG	2,599,331
64,835	Rhoen Klinikum AG	2,014,156
21,392	SAF-Holland SA	296,475
9,478	Salzgitter AG	354,537
819	Schaltbau Holding AG	54,944
22,076	SGL Carbon SE(d)	711,824
1,369	SHW AG	66,745
5,403	Singulus Technologies AG(d)	15,519
14,802	Sixt SE	510,915
840	SKW Stahl-Metallurgie Holding AG(d)	10,213
1,998	SMA Solar Technology AG(d)	54,177
1,181	SMT Scharf AG	28,450
19,351	Software AG	486,366
182,817	Stabilus SA(c)(d)	6,095,531
29,331	Stada Arzneimittel AG	1,214,990
11,191	Stroeer Media AG	236,318
66,797	Suedzucker AG	1,175,298
1,266	Surteco SE	48,314
21,586	Suss Microtec AG(d)	241,094
483,853	Symrise AG(c)	25,404,226
30,278	TAG Immobilien AG	369,758
9,742	Takkt AG	163,062
26,751	Talanx AG(d)	954,446
1,332	Technotrans AG	14,001
141,089	Telefonica Deutschland Holding AG	1,109,744
1,753	Telegate AG	11,971
7,797	Tom Tailor Holding AG(d)	151,388
4,964	Tomorrow Focus AG	20,340
93,919	TUI AG	1,333,705
34,543	United Internet AG	1,378,436
1,887	Vossloh AG	137,457
6,164	VTG AG	126,986
9,072	Wacker Chemie AG	1,056,497
17,355	Wacker Neuson SE	381,703
62	Washtec AG	1,019
Shares		Value
GERMANY (continued)
7,224	Wincor Nixdorf AG	$368,116
166	XING AG	17,998
		182,074,238
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	46,775
155,506	Bwin.Party Digital Entertainment Plc	225,654
		272,429
GREECE — 0.0%
2,121	Aegean Airlines SA	17,722
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
1,098	Astir Palace Hotel SA(d)	5,866
2,153	Athens Water Supply & Sewage Co. SA (The)	27,676
4,816	Bank of Greece	89,639
57,616	Ellaktor SA(d)	293,172
3,480	Folli Follie SA(d)	145,854
1,820	Fourlis Holdings SA(d)	12,916
10,782	Frigoglass SA(d)	50,676
17,301	GEK Terna Holding Real Estate Construction SA(d)	86,412
12,545	Hellenic Exchanges - Athens Stock Exchange SA Holding	124,644
25,114	Hellenic Petroleum SA	197,401
52,196	Intracom Holdings SA(d)	46,479
31,091	Intralot SA-Integrated Lottery Systems & Services(d)	77,020
13,521	JUMBO SA(d)	202,779
4,664	Lamda Development SA(d)	31,289
27,835	Marfin Investment Group Holdings SA(d)	16,586
6,590	Metka SA	106,774
5,531	Motor Oil (Hellas) Corinth Refineries SA	59,620
26,955	Mytilineos Holdings SA(d)	231,363
17,279	OPAP SA	282,045
170	Piraeus Port Authority	3,870
22,848	Proton Bank SA(b)(c)(d)	0
6,085	Public Power Corp. SA(d)	89,222
5,302	Sarantis SA	56,725
12,534	T Bank SA(b)(c)(d)	0
6,226	Terna Energy SA	32,264
647	Thessaloniki Port Authority SA	26,277
4,859	Titan Cement Co. SA	149,648
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		2,463,939
GUERNSEY — 0.1%
864,431	Friends Life Group Ltd.	4,849,663
19,001	Raven Russia Ltd.(d)	22,295

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
GUERNSEY (continued)
59,000	Tethys Petroleum Ltd.(d)	$20,021
		4,891,979
HONG KONG — 1.5%
54,000	Ajisen China Holdings Ltd.	44,802
44,000	Allan International Holdings Ltd.	12,661
30,000	Allied Group Ltd.	134,322
1,473,693	Allied Properties HK Ltd.	302,343
260,000	AMVIG Holdings Ltd.	97,961
1,220,000	Anxin-China Holdings Ltd.	154,270
121,500	APT Satellite Holdings Ltd.	179,662
144,000	Asia Financial Holdings Ltd.(c)	62,245
58,000	Asia Satellite Telecommunications Holdings Ltd.	202,437
421,877	Asia Standard International Group Ltd.	115,403
87,000	Asian Citrus Holdings Ltd.	18,859
422,800	ASM Pacific Technology Ltd.	4,492,562
80,000	Associated International Hotels Ltd.(c)	239,482
84,000	Beijing Enterprises Holdings Ltd.	733,776
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
158,400	Bonjour Holdings Ltd.	24,322
504,000	Bosideng International Holdings Ltd.	85,842
218,000	Bossini International Holdings Ltd.	18,846
331,000	Brightoil Petroleum Holdings Ltd.(d)	102,075
56,897	Brilliant Circle Holdings International Ltd.	10,645
1,864,354	Brockman Mining Ltd.(c)(d)	95,021
709,791	C C Land Holdings Ltd.	156,611
106,000	Cafe de Coral Holdings Ltd.	378,862
174,000	Carrianna Group Holdings Co. Ltd.	33,453
718,800	Century City International Holdings Ltd.	57,504
1,604,275	Champion Technology Holdings Ltd.	40,365
276,560	Chaoda Modern Agriculture Holdings Ltd.(c)(d)	8,575
84,000	Chen Hsong Holdings	24,929
119,243	Cheuk Nang Holdings Ltd.	106,164
114,000	Cheung Wo International Holdings Ltd.(d)	8,826
80,000	Chevalier International Holdings Ltd.(c)	133,367
2,844,000	Chigo Holding Ltd.(d)	68,256
684,000	China Aerospace International Holdings Ltd.	72,371
1,063,137	China Agri-Industries Holdings Ltd.	466,405
136,000	China All Access Holdings Ltd.	55,804
Shares		Value
HONG KONG (continued)
2,392,000	China Billion Resources Ltd.(b)(c)(d)	$0
1,242,000	China Daye Non-Ferrous Metals Mining Ltd.(d)	27,724
120,000	China Electronics Corp. Holdings Co. Ltd.	26,013
746,000	China Energine International Holdings Ltd.(d)	61,605
110,000	China Energy Development Holdings Ltd.(d)	3,463
230,000	China Environmental Investment Holdings Ltd.(d)	6,529
183,000	China Everbright International Ltd.	246,517
344,000	China Everbright Ltd.	536,193
438,000	China Fiber Optic Network System Group Ltd.	128,291
140,000	China Financial Services Holdings Ltd.	11,019
76,936	China Flavors & Fragrances Co. Ltd.(d)	12,905
158,000	China Foods Ltd.(d)	60,549
746,000	China Gas Holdings Ltd.	1,445,787
618,000	China Glass Holdings Ltd.	82,134
159,000	China Green Holdings Ltd.(d)	8,309
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	1,039,433
790,000	China High Speed Transmission Equipment Group Co. Ltd.(d)	621,802
870,000	China Household Holdings Ltd.(d)	90,928
12,236,000	China Lumena New Materials Corp.(b)(c)	1,973,536
155,113	China Merchants Holdings International Co. Ltd.	526,380
54,000	China Merchants Land Ltd.	8,152
216,000	China Metal International Holdings, Inc.	79,710
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	44,074
632,557	China New Town Development Co. Ltd.(d)	37,545
740,000	China Nickel Resources Holding Co. Ltd.(b)(c)(d)	24,348
17,690	China Ocean Resources Co. Ltd.(d)	20,653
1,060,000	China Oil and Gas Group Ltd.	190,115
372,500	China Overseas Grand Oceans Group Ltd.	302,324
460,000	China Power International Development Ltd.	193,496
600,000	China Power New Energy Development Co. Ltd.(d)	37,161
2,016,000	China Precious Metal Resources Holdings Co. Ltd.(d)	267,931
353,000	China Properties Group Ltd.(d)	78,798

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
986,440	China Resources Cement Holdings Ltd.	$717,869
602,000	China Resources Enterprise Ltd.	1,837,059
120,800	China Resources Gas Group Ltd.	381,881
1,520,600	China Singyes Solar Technologies Holdings Ltd.	2,236,739
1,230,000	China South City Holdings Ltd.	623,725
2,500,000	China Star Entertainment Ltd.(d)	38,709
535,000	China Starch Holdings Ltd.	13,461
275,440	China State Construction International Holdings Ltd.	488,325
970,000	China Strategic Holdings Ltd.(d)	23,780
136,400	China Taiping Insurance Holdings Co. Ltd.(d)	298,846
8,000	China Tianyi Holdings Ltd.	1,270
126,000	China Traditional Chinese Medical Co. Ltd.(d)	54,302
1,112,000	China Travel International Investment Hong Kong Ltd.	265,443
553,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	67,787
86,000	China Water Affairs Group Ltd.	29,850
1,990,000	China WindPower Group Ltd.(d)	164,334
28,758	Chong Hing Bank Ltd.	54,473
86,000	Chow Sang Sang Holdings International Ltd.	223,599
110,000	Chu Kong Shipping Enterprise Group Co. Ltd.	26,968
64,000	Chuang’s China Investments Ltd.	4,624
413,500	Chuang’s Consortium International Ltd.	54,422
90,000	CIMC Enric Holdings Ltd.	107,767
548,000	CITIC Pacific Ltd.	1,094,579
1,555,000	CITIC Resources Holdings Ltd.(d)	232,747
649,000	CITIC Telecom International Holdings Ltd.	233,638
872,000	Citychamp Watch & Jewellery Group Ltd.(d)	112,515
1,018,000	CK Life Sciences International Holdings, Inc.	101,143
68,000	Clear Media Ltd.	66,683
177,000	Coastal Greenland Ltd.(d)	6,281
151,387	Comba Telecom Systems Holdings Ltd.(d)	49,225
8,000	Convenience Retail Asia Ltd.	5,677
156,000	Cosco International Holdings Ltd.	65,822
445,420	COSCO Pacific Ltd.	672,436
1,010,000	CP Lotus Corp.(d)	25,282
1,238,000	CP Pokphand Co. Ltd.	145,364
27,000	Cross-Harbour Holdings Ltd.	22,784
2,759,335	CSI Properties Ltd.	117,494
Shares		Value
HONG KONG (continued)
424,000	CSPC Pharmaceutical Group Ltd.	$329,897
4,648,000	CST Mining Group Ltd.(d)	31,786
85,000	Culturecom Holdings Ltd.(d)	10,639
519,000	Dah Chong Hong Holdings Ltd.	318,095
278,924	Dah Sing Banking Group Ltd.	499,541
89,078	Dah Sing Financial Holdings Ltd.	506,879
270,000	Dan Form Holdings Co. Ltd.(d)	27,522
132,000	Dawnrays Pharmaceutical Holdings Ltd.	107,132
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	11,995
160,550	Dickson Concepts International Ltd.	91,150
275,000	Digital China Holdings Ltd.	271,805
256,000	DMX Technologies Group Ltd.	38,374
236,000	Dorsett Hospitality International Ltd.	43,241
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,763
236,000	EcoGreen Fine Chemicals Group Ltd.	74,301
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	34,960
264,000	Emperor Capital Group Ltd.	14,477
325,000	Emperor Entertainment Hotel Ltd.	114,064
648,416	Emperor International Holdings Ltd.	166,495
43,230,000	Emperor Watch & Jewellery Ltd.(c)	2,789,014
580,000	EPI Holdings Ltd.(d)	14,743
789,100	Esprit Holdings Ltd.	1,242,188
504,000	eSun Holdings Ltd.(d)	57,878
452,000	EVA Precision Industrial Holdings Ltd.	106,146
352,500	EverChina International Holdings Co. Ltd.(d)	15,464
9,500	Fairwood Holdings Ltd.	20,471
550,487	Far East Consortium International Ltd.	210,959
1,290,000	First Pacific Co. Ltd.	1,556,313
402,982	Fortune Oil Plc	69,737
452,000	Fountain SET Holdings Ltd.	59,489
2,496,000	Franshion Properties China Ltd.	740,744
78,000	Future Bright Holdings Ltd.	40,560
1,492,000	GCL-Poly Energy Holdings Ltd.(d)	487,063
2,350,000	Geely Automobile Holdings Ltd.	952,123
498,000	Genting Hong Kong Ltd.(c)	201,126
798,000	Get Nice Holdings Ltd.	38,613
370,000	Giordano International Ltd.	217,224
1,383,200	Global Bio-Chem Technology Group Co. Ltd.(d)	53,543

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
128,000	Global Sweeteners Holdings Ltd.(d)	$6,524
1,757,000	Glorious Property Holdings Ltd.(d)	260,714
122,000	Glorious Sun Enterprises Ltd.	27,391
220,000	Gold Peak Industries Holding Ltd.(c)	21,574
220,000	Goldbond Group Holdings Ltd.	11,213
667,588	Golden Meditech Holdings Ltd.	107,675
78,000	Goldin Properties Holdings Ltd.(d)	41,667
98,000	Goldlion Holdings Ltd.	42,361
16,000	Good Friend International Holdings, Inc.	4,914
219,960	Great Eagle Holdings Ltd.	800,365
13,953,000	G-Resources Group Ltd.(d)	403,284
584,000	Guangdong Investment Ltd.	657,090
206,666	Guangdong Land Holdings Ltd.	45,600
184,000	Guangnan Holdings Ltd.	24,454
7,000	Guoco Group Ltd.	86,799
216,000	Guotai Junan International Holdings Ltd.	161,651
201,000	Haier Electronics Group Co. Ltd.	578,358
226,738	Haitong International Securities Group Ltd.	131,653
3,316,000	Hanergy Solar Group Ltd.	521,999
123,200	Hao Tian Development Group Ltd.(d)	34,973
114,000	Harbour Centre Development Ltd.(c)	207,993
2,439,359	Heng Tai Consumables Group Ltd.(d)	44,066
953,400	Hengdeli Holdings Ltd.	166,075
2,008,035	HKC Holdings Ltd.(d)	60,888
365,200	HKR International Ltd.	172,468
186,000	Hon Kwok Land Investment Co. Ltd.	66,480
2,400	Hong Kong Aircraft Engineering Co. Ltd.	27,716
50,000	Hong Kong Ferry (Holdings) Co. Ltd.	52,064
227,000	Hong Kong Television Network Ltd.(d)	76,740
316,651	Hongkong & Shanghai Hotels (The)	451,072
727,700	Hongkong Chinese Ltd.	164,318
73,500	Hopewell Highway Infrastructure Ltd.	37,840
293,000	Hopewell Holdings Ltd.	1,020,768
400,000	Hopson Development Holdings Ltd.(d)	450,578
376,000	Hsin Chong Construction Group Ltd.	49,971
473,280	Hua Han Bio-Pharmaceutical Holdings Ltd.	133,739
439,000	Huabao International Holdings Ltd.	320,610
Shares		Value
HONG KONG (continued)
259,631	Hung Hing Printing Group Ltd.	$37,521
1,402,000	Hutchison Harbour Ring Ltd.	106,732
1,293,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	555,569
41,000	Hysan Development Co. Ltd.	197,857
2,136,000	Imagi International Holdings Ltd.(d)	49,886
199,000	Inspur International Ltd.	42,111
552,000	Integrated Waste Solutions Group Holdings Ltd.(d)	24,217
1,446,250	International Standard Resources Holdings Ltd.(d)	25,939
144,000	IRC Ltd.(d)	12,821
398,000	IT Ltd.	147,387
99,000	ITC Properties Group Ltd.	54,929
134,000	Jinhui Holdings Co. Ltd.(d)	27,664
210,625	Johnson Electric Holdings Ltd.	815,317
454,000	Ju Teng International Holdings Ltd.	305,203
680,071	K Wah International Holdings Ltd.	499,301
1,940,000	Kai Yuan Holdings Ltd.(d)	31,791
1,500,000	Kantone Holdings Ltd.	24,387
42,000	Keck Seng Investments	35,280
341,000	Kerry Properties Ltd.	1,253,992
278,000	King Stone Energy Group Ltd.(d)	9,326
383,200	Kingboard Chemical Holdings Ltd.	809,907
565,500	Kingboard Laminates Holdings Ltd.	234,955
196,000	Kingmaker Footwear Holdings Ltd.	33,636
1,882,000	Kingston Financial Group Ltd.	211,268
417,000	Kowloon Development Co. Ltd.	507,392
2,412,000	Lai Fung Holdings Ltd.	56,643
6,494,750	Lai Sun Development Co. Ltd.(d)	164,253
603,200	Lai Sun Garment International Ltd.(d)	87,950
9,000	Lam Soon Hong Kong Ltd.	9,174
208,000	Landsea Green Properties Co. Ltd.(d)	19,324
116,000	Le Saunda Holdings Ltd.	54,482
24,000	Lee & Man Chemical Co. Ltd.	13,192
807,200	Lee & Man Paper Manufacturing Ltd.	491,608
15,000	Lee’s Pharmaceutical Holdings Ltd.	19,432
74,000	Lerado Group Holding Co. Ltd.	10,885
92,000	Lifestyle International Holdings Ltd.	179,725
3,271,000	Lijun International Pharmaceutical Holding Co. Ltd.	1,456,113
1,924,000	Lippo China Resources Ltd.	96,820
102,000	Lippo Ltd.	60,015

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
156,000	Liu Chong Hing Investment Ltd.	$205,315
62,500	LK Technology Holdings Ltd.(d)	6,210
705,600	Loudong General Nice Resources China Holdings Ltd.(d)	48,254
170,000	Luen Thai Holdings Ltd.	46,064
71,000	Luk Fook Holdings International Ltd.	221,244
1,658,000	Magnificent Estates	83,434
83,200	Man Wah Holdings Ltd.	123,672
38,000	Man Yue Technology Holdings Ltd.	9,316
580,000	Mei Ah Entertainment Group Ltd.(d)	62,864
42,000	Melco International Development Ltd.	126,270
126,000	Midland Holdings Ltd.(d)	68,609
632,000	MIE Holdings Corp.	108,459
108,000	MIN XIN Holdings Ltd.	58,529
1,815,000	Ming Fung Jewellery Group Ltd.(d)	18,501
599,000	Mingfa Group International Co. Ltd.(d)	139,895
780,000	Minmetals Land Ltd.	107,690
29,000	Miramar Hotel & Investment Co. Ltd.	36,521
6,221,148	Nan Hai Corp. Ltd.(d)	40,136
10,000	Natural Beauty Bio-Technology Ltd.	516
68,000	Nature Home Holding Company Ltd.	11,231
429,500	Neo-Neon Holdings Ltd.(b)(c)(d)	87,008
1,650,000	Neptune Group Ltd.(d)	37,045
69,500	NetDragon Websoft, Inc.	131,287
872,000	New Century Group Hong Kong Ltd.	18,227
1,235,100	New World China Land Ltd.	739,462
56,000	New World Department Store China Ltd.	25,146
458,000	Newocean Energy Holdings Ltd.	314,393
434,000	Next Media Ltd.(d)	57,120
695,000	Nine Dragons Paper Holdings Ltd.	576,622
260,000	North Asia Resources Holdings Ltd.(d)	4,831
226,391	NWS Holdings Ltd.	420,062
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(d)	45,967
162,000	Orient Overseas International Ltd.	865,388
113,200	Oriental Watch Holdings	27,752
66,000	Overseas Chinese Town Asia Holdings Ltd.	24,356
Shares		Value
HONG KONG (continued)
718,164	Pacific Andes International Holdings Ltd.	$28,726
13,582,000	Pacific Basin Shipping Ltd.	8,254,298
236,000	Pacific Textile Holdings Ltd.	296,901
323,240	Paliburg Holdings Ltd.	113,446
59,000	PAX Global Technology Ltd.(d)	45,677
1,126,394	PCCW Ltd.	693,273
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.(d)	13,687
296,000	Phoenix Satellite Television Holdings Ltd.	102,740
368,000	Pico Far East Holdings Ltd.	84,521
60,000	Playmates Holdings Ltd.	75,716
76,000	Playmates Toys Ltd.	33,342
990,977	PNG Resources Holdings Ltd.	6,649
1,329,000	Poly Property Group Co. Ltd.	649,920
1,200,000	Polytec Asset Holdings Ltd.	185,805
72,500	Ports Design Ltd.	31,058
496,000	Pou Sheng International Holdings Ltd.(d)	43,520
560,000	Prosperity International Holdings (Hong Kong) Ltd.(d)	17,920
78,000	Public Financial Holdings Ltd.	37,238
2,696,000	PYI Corp. Ltd.	63,312
405,000	Real Nutriceutical Group Ltd.	99,812
386,200	Regal Hotels International Holdings Ltd.	231,719
133,000	Regent Manner International Holdings Ltd.(b)	30,719
5,081,033	REXLot Holdings Ltd.	537,603
86,000	Rising Development Holdings Ltd.(d)	52,044
176,000	SA SA International Holdings Ltd.	140,572
390,000	Samson Holding Ltd.	49,819
116,000	SAS Dragon Holding Ltd.	40,862
92,000	SEA Holdings Ltd.(c)	57,455
228,516	Shanghai Industrial Holdings Ltd.	763,681
1,059,000	Shanghai Industrial Urban Development Group Ltd.(d)	218,631
1,190,000	Shanghai Zendai Property Ltd.(d)	18,733
582,000	Shangri-La Asia Ltd.	923,684
150,000	Shenyin Wanguo HK Ltd.	92,516
417,020	Shenzhen International Holdings Ltd.	517,640
1,278,380	Shenzhen Investment Ltd.	443,719
757,129	Shimao Property Holdings Ltd.	1,758,482
2,506,000	Shougang Concord International Enterprises Co. Ltd.(d)	121,257
508,000	Shougang Concord Technology Holdings(d)	19,664
1,734,000	Shougang Fushan Resources Group Ltd.	454,193

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
1,061,750	Shun Tak Holdings Ltd.(d)	$545,256
370,000	Silver Grant International Industries Ltd.	49,174
854,000	Singamas Container Holdings Ltd.	164,187
548,000	Sino Biopharmaceutical Ltd.	471,631
3,935,000	Sino Oil And Gas Holdings Ltd.(d)	125,411
1,120,000	Sinofert Holdings Ltd.(d)	157,522
212,000	Sinopec Kantons Holdings Ltd.	157,836
914,000	Sinotrans Shipping Ltd.(d)	252,380
38,000	SIS International Holdings(c)	15,004
46,000	Sitoy Group Holdings Ltd.	31,873
691,278	Skyworth Digital Holdings Ltd.	343,407
106,910	SmarTone Telecommunications Holding Ltd.	155,329
1,267,934	SMI Corp. Ltd.	48,263
122,843	SOCAM Development Ltd.(d)	117,612
731,000	Solargiga Energy Holdings Ltd(d)	38,200
366,000	Solomon Systech International Ltd.(d)	19,599
20,000	Soundwill Holdings Ltd.	36,129
696,000	South China China Ltd.(c)(d)	62,864
360,000	Sparkle Roll Group Ltd.(d)	19,045
1,413,428	SRE Group Ltd.	44,318
84,500	Stella International Holdings Ltd.	235,508
60,500	Stelux Holdings International Ltd.	15,691
204,000	Success Universe Group Ltd.(d)	7,502
16,000	Sun Hing Vision Group Holdings Ltd.	5,306
371,801	Sun Hung Kai & Co. Ltd.	318,547
1,802,000	Superb Summit International Group Ltd.(d)	223,214
302,000	TAI Cheung Holdings Ltd.	248,223
6,000	Tan Chong International Ltd.	2,516
6,000	Tao Heung Holdings Ltd.	3,608
698,000	TCC International Holdings Ltd.	323,330
152,000	TCL Multimedia Technology Holdings Ltd.(d)	56,093
280,500	Techtronic Industries Co.	846,924
89,500	Television Broadcasts Ltd.	579,725
108,000	Texhong Textile Group Ltd.	82,079
284,000	Texwinca Holdings Ltd.	267,508
185,800	Tian An China Investment Co. Ltd.	139,529
106,000	Tianjin Development Holdings Ltd.	86,578
1,208,000	Tianjin Port Development Holdings Ltd.	199,514
264,000	Tianneng Power International Ltd.	101,512
215,000	Tibet 5100 Water Resources Holdings Ltd.	74,348
Shares		Value
HONG KONG (continued)
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	$768
124,252	Tomson Group Ltd.	33,989
1,740,000	Tongda Group Holdings Ltd.	251,456
203,000	Towngas China Co. Ltd.	234,431
500,000	TPV Technology Ltd.	107,741
154,000	Tradelink Electronic Commerce Ltd.	39,742
84,000	Transport International Holdings Ltd.(c)	155,209
432,000	Trinity Ltd.	109,253
394,000	Truly International Holdings Ltd.	238,940
128,000	TSC Group Holdings Ltd.(d)	60,779
20,000	Tse Sui Luen Jewellery International Ltd.	7,897
1,230,000	United Energy Group Ltd.(d)	182,515
288,500	United Laboratories International Holdings Ltd. (The)(d)	192,084
230,000	Universal Technologies Holdings Ltd.(d)	12,910
44,000	Up Energy Development Group Ltd.(d)	4,939
761,200	V1 Group Ltd.(d)	72,682
277,000	Value Partners Group Ltd.	202,655
188,000	Varitronix International Ltd.	173,444
348,000	Vedan International Holdings Ltd.	19,308
684,644	Victory City International Holdings Ltd.	90,107
244,000	Vitasoy International Holdings Ltd.	315,466
483,600	VST Holdings Ltd.	124,175
33,300	VTech Holdings Ltd.	412,058
3,680,000	Wang On Group Ltd.	123,457
178,000	Wasion Group Holdings Ltd.	141,940
396,000	Welling Holding Ltd.	114,456
96,000	Win Hanverky Holdings Ltd.	12,387
50,412	Wing Hang Bank Ltd.(b)	813,092
77,000	Wing On Co. International Ltd.(c)	221,063
230,000	Wing Tai Properties Ltd.(c)	145,418
888,000	Xinyi Glass Holdings Ltd.	524,776
1,040,000	Yanchang Petroleum International Ltd.(d)	52,335
230,000	Yeebo International Holdings	38,580
45,000	YGM Trading Ltd.	101,032
2,427,000	Yingde Gases Group Co. Ltd.	2,658,722
98,000	Yip’s Chemical Holdings Ltd.	63,984
204,000	Yue Yuen Industrial Holdings Ltd.	685,699
3,396,200	Yuexiu Property Co. Ltd.	766,879
116,191	Yuexiu Transport Infrastructure Ltd.	76,761
906,000	Yugang International Ltd.	10,287

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
306,000	Zhuhai Holdings Investment Group Ltd.	$52,908
		93,983,087
HUNGARY — 0.0%
24,646	Magyar Telekom Telecommunications Plc(d)	39,218
INDIA — 1.4%
355	3M India Ltd.(d)	28,761
8,058	Aban Offshore Ltd.	102,525
2,753	ABB India Ltd.	47,314
2,732	ABG Shipyard Ltd.(d)	11,463
17,582	ACC Ltd.	405,514
43,270	Adani Enterprises Ltd.(d)	310,141
132,608	Adani Power Ltd.(d)	124,014
25,742	Aditya Birla Nuvo Ltd.	627,914
3,264	Ahmednagar Forgings Ltd.	15,122
204,559	AIA Engineering Ltd.(c)	2,635,295
1,605	Ajanta Pharma Ltd.	42,800
623	Akzo Nobel India Ltd.	10,745
20,592	Alembic Pharmaceuticals Ltd.	118,420
36,030	Allahabad Bank	72,301
810	Allcargo Logistics Ltd.	3,241
241,287	Alok Industries Ltd.	49,037
1,082	Alstom India Ltd.	9,505
498,410	Amara Raja Batteries Ltd.(c)	4,023,267
124,036	Ambuja Cements Ltd.	423,000
55,124	Amtek Auto Ltd.	235,533
44,785	Anant Raj Ltd.(d)	46,433
74,333	Andhra Bank	101,080
229,025	Apollo Hospitals Enterprise Ltd.(c)	3,834,080
99,796	Apollo Tyres Ltd.	288,229
71,434	Arvind Ltd.	272,234
287,392	Ashok Leyland Ltd.(d)	162,162
1,362	Atul Ltd.	26,842
59,016	Aurobindo Pharma Ltd.(d)	694,472
485,257	Bajaj Electricals Ltd.(c)	2,299,103
8,626	Bajaj Finance Ltd.	312,473
12,411	Bajaj Finserv Ltd.	193,632
48,789	Bajaj Hindusthan Ltd.(d)	19,629
22,227	Bajaj Holdings & Investment Ltd.(c)	475,701
12,115	Balkrishna Industries Ltd.	158,307
189,807	Ballarpur Industries Ltd.	52,530
3,642	Balmer Lawrie & Co. Ltd.	32,988
41,078	Balrampur Chini Mills Ltd.	51,379
20,918	Bank of Baroda	301,332
32,388	Bank of India	146,896
23,191	Bank of Maharashtra	17,856
4,339	BASF India Ltd.	59,885
3,947	Bata India Ltd.	81,330
819,119	Berger Paints India Ltd.(c)	4,062,267
7,735	BGR Energy Systems Ltd.	23,311
2,479	Bharat Electronics Ltd.(d)	72,182
26,138	Bharat Forge Ltd.(d)	312,568
Shares		Value
INDIA (continued)
12,574	Bharat Petroleum Corp. Ltd.	$120,530
64,810	Bhushan Steel Ltd.	422,715
14,324	Biocon Ltd.	111,260
8,906	Birla Corp. Ltd.	55,851
1,274	Blue Dart Express Ltd.	81,489
8,842	Bombay Dyeing & Manufacturing Co. Ltd.	10,395
4,107	Bombay Rayon Fashions Ltd.(d)	10,861
412	Bosch Ltd.	91,255
10,113	Britannia Industries Ltd.	191,892
9,549	Cadila Healthcare Ltd.	176,102
43,985	Canara Bank	290,484
7,476	Carborundum Universal Ltd.	21,030
29,868	Century Plyboards India Ltd.(d)	42,688
9,156	Century Textiles & Industries Ltd.	91,291
6,433	CESC Ltd.	68,627
39,829	Chambal Fertilizers & Chemicals Ltd.	37,610
9,705	Cholamandalam Investment and Finance Co. Ltd.	67,132
65,290	Cipla Ltd.	492,460
36,243	City Union Bank Ltd.(d)	44,104
1,522	CMC Ltd.	48,452
10,128	Colgate-Palmolive India Ltd.	262,092
3,973	Container Corp. of India	85,746
10,814	Coromandel International Ltd.	43,160
10,670	Corp. Bank	62,603
12,827	Cox & Kings Ltd.	56,163
129,686	CRISIL Ltd.(c)	3,779,959
29,235	Crompton Greaves Ltd.	93,928
13,480	Cummins India Ltd.	139,572
16,196	Cyient Ltd.	102,398
128,260	Dabur India Ltd.	439,207
2,774	Dalmia Bharat Ltd.	20,350
6,484	DB Corp. Ltd.	34,872
18,464	DB Realty Ltd.(d)	24,787
27,921	DCB Bank Ltd.(d)	38,129
5,844	Deepak Fertilizers & Petrochemicals Corp. Ltd.	15,816
29,801	Delta Corp Ltd.	45,867
43,420	Dena Bank.	49,000
7,530	Divi’s Laboratories Ltd.	183,633
106,331	DLF Ltd.	348,302
1,890	eClerx Services Ltd.	40,339
3,504	Eicher Motors Ltd.	492,054
25,575	EID Parry India Ltd.(d)	82,021
1,898	Elder Pharmaceuticals Ltd.(d)	5,861
345,542	Emami Ltd.(c)(d)	3,099,016
25,985	Engineers India Ltd.	120,131
8,345	Eros International Media Ltd.(d)	30,272
27,309	Escorts Ltd.	53,695
45,444	Essar Oil Ltd.(d)	86,349
20,369	Essar Ports Ltd.	30,626
31,009	Essar Shipping Ltd.(d)	10,708

28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
INDIA (continued)
7,991	Essel Propack Ltd.	$13,804
109,622	Exide Industries Ltd.	297,862
15,298	FDC Ltd.	35,514
304,245	Federal Bank Ltd.	602,985
6,289	Federal-Mogul Goetze India Ltd.(c)(d)	27,677
14,606	Finolex Cables Ltd.	50,390
3,286	Finolex Industries Ltd.	15,153
46,712	Firstsource Solutions Ltd.(d)	29,715
1,319,085	Fortis Healthcare Ltd.(c)(d)	2,569,625
9,586	Future Capital Holdings Ltd.(d)	38,900
29,067	Gateway Distriparks Ltd.	112,455
767	Gillette India Ltd.	29,145
1,824	GlaxoSmithKline Consumer Healthcare Ltd.	146,735
14,696	Glenmark Pharmaceuticals Ltd.	160,090
73,608	GMR Infrastructure Ltd.	32,534
273	Godfrey Phillips India Ltd.	11,963
30,654	Godrej Consumer Products Ltd.	425,806
23,771	Godrej Industries Ltd.	131,772
11,964	Godrej Properties Ltd.	45,170
3,081	Gokul Refoils & Solvent Ltd.(d)	896
29,016	Great Eastern Shipping Co. Ltd. (The)	176,069
20,917	Greaves Cotton Ltd.	39,641
2,596	Grindwell Norton Ltd.	18,022
32,020	Gruh Finance Ltd.	109,648
15,133	Gujarat Alkalies & Chemicals(d)	52,096
8,892	Gujarat Flourochemicals Ltd.	77,170
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(d)	41,310
35,352	Gujarat NRE Coke Ltd.(d)	6,484
450,743	Gujarat Pipavav Port Ltd.(c)(d)	1,086,222
42,802	Gujarat State Fertilisers & Chemicals Ltd.	54,207
62,535	Gujarat State Petronet Ltd.	91,908
1,652	Gulf Oil Corp. Ltd.	4,210
1,652	Gulf Oil Lubricants India Ltd.(d)	6,850
5,553	Hathway Cable & Datacom Ltd.(d)	29,379
7,852	Havells India Ltd.	155,418
11,965	HCL Infosystems Ltd.(d)	14,649
849	HEG Ltd.(d)	3,772
18,832	Hexa Tradex Ltd.(d)	11,513
137,134	Hexaware Technologies Ltd.	322,088
562,230	Hindalco Industries Ltd.	1,780,817
375	Hinduja Ventures Ltd.	1,946
6,147	Hindustan Petroleum Corp. Ltd.	40,555
430	Honeywell Automation India Ltd.	35,350
58,097	Housing Development & Infrastructure Ltd.(d)	89,033
588,903	HSIL Ltd.(c)	2,372,251
5,745	HT Media Ltd.	10,062
1,883	HTMT Global Solutions Ltd.(d)	19,535
30,641	ICRA Ltd.(c)	1,336,008
Shares		Value
INDIA (continued)
66,277	IDBI Bank Ltd.	$97,626
173,718	IDFC Ltd.	437,004
77,633	IIFL Holdings Ltd.	168,484
92,087	India Cements Ltd. (The)	157,250
29,515	Indiabulls Housing Finance Ltd.	199,993
14,343	Indian Bank	35,216
51,509	Indian Hotels Co. Ltd.(d)	80,256
30,072	Indian Overseas Bank	34,856
45,438	IndusInd Bank Ltd.	420,051
3,468	Info Edge India Ltd.	39,549
23,454	ING Vysya Bank Ltd.	236,100
239,628	Ipca Laboratories Ltd.(c)	2,797,062
8,799	IRB Infrastructure Developers Ltd.	37,444
8,006	Jagran Prakashan Pvt Ltd.(d)	15,834
29,744	Jain Irrigation Systems Ltd. - DVR	50,325
544,527	Jaiprakash Associates Ltd.	525,881
10,452	Jammu & Kashmir Bank Ltd.(d)	276,020
75,459	Jaypee Infratech Ltd.	40,957
6,226	Jindal Poly Films Ltd.	27,266
1,556	Jindal Poly Investment & Finance Co. Ltd.(d)	4,358
83,700	Jindal Saw Ltd.	106,695
174,189	Jindal Steel & Power Ltd.(d)	790,898
7,796	JK Lakshmi Cement Ltd.	31,752
2,717	JK Tyre & Industries Ltd.	13,923
104,984	JM Financial Ltd.	70,599
138,313	JSW Energy Ltd.	172,084
46,133	JSW Steel Ltd.	899,716
142,308	Jubilant Foodworks Ltd.(c)(d)	2,958,201
28,637	Jubilant Organosys Ltd.(d)	88,955
2,239	Kajaria Ceramics Ltd.	23,151
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	3,145
30,858	Karnataka Bank Ltd. (The)	64,982
16,876	Karur Vysya Bank Ltd. (The)	134,888
2,339	Kaveri Seed Co. Ltd.	28,131
11,076	KEC International Ltd.	21,924
24,476	KPIT Technologies Ltd.	62,866
298	Lakshmi Machine Works Ltd.	18,601
81,905	LIC Housing Finance Ltd.	392,051
11,875	Maharashtra Seamless Ltd.	59,834
49,550	Mahindra & Mahindra Financial Services Ltd.	192,600
531	Mahindra Lifespace Developers Ltd.	5,247
3,619	Manaksia Ltd.(d)	4,829
942	Marico Kaya Enterprises Ltd.(d)	4,588
47,116	Marico Ltd.	199,020
51,660	MAX India Ltd.	261,960
1,025	Merck Ltd.	12,160
9,830	MindTree Ltd.	170,532
11,604	Monnet Ispat & Energy Ltd.	24,647
70,479	Motherson Sumi Systems Ltd.	424,988
11,049	Mphasis Ltd.	83,494

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
INDIA (continued)
515	MRF Ltd.	$198,582
82,330	Nagarjuna Oil Refinery Ltd.(d)	6,257
75,291	National Aluminium Co. Ltd.	72,091
165,649	NHPC Ltd.	62,540
16,197	NIIT Technologies Ltd.	100,826
6,848	Oil India Ltd.	63,929
47,831	OMAXE Ltd.	99,973
6,434	Oracle Financial Sevices Software Ltd.(d)	352,367
8,317	Orient Cement Ltd.	14,319
16,955	Oriental Bank of Commerce	77,950
483	Orissa Minerals Development Co. Ltd.	33,850
14,725	Oswal Chemical & Fertilizers(d)	7,871
28,962	Page Industries Ltd.(c)	3,845,107
8,697	Parsvnath Developers Ltd.(d)	3,822
6,026	PC Jeweller Ltd.	12,789
789	Persistent Systems Ltd.	16,307
104,278	Petronet LNG Ltd.	314,699
1,091	Pfizer Ltd.	24,484
4,125	Phoenix Mills Ltd. (The)	24,046
1,525	PI Industries Ltd.	10,020
465,083	Pidilite Industries Ltd.(c)	2,860,926
7,053	Plethico Pharmaceuticals Ltd.(d)	5,431
9,700	Polaris Financial Technology Ltd.	34,074
16,467	Prestige Estates Projects Ltd.	68,034
1,195	Procter & Gamble Hygiene & Health Care Ltd.	91,805
81,828	PTC India Financial Services Ltd.	44,008
89,564	PTC India Ltd.	124,159
36,362	Rain Industries Ltd.	23,762
24,971	Rajesh Exports Ltd.(d)	66,345
796,263	Rallis India Ltd.(c)	2,860,219
21,876	Ramco Cements Ltd. (The)	102,779
19,421	Ranbaxy Laboratories Ltd.(d)	185,747
12,772	Raymond Ltd.	89,276
62,060	Redington India Ltd.	101,361
3,937	Reliance Capital Ltd.(d)	37,976
121,363	Reliance Communications Ltd.(d)	270,810
7,440	Reliance Infrastructure Ltd.	91,140
160,258	Reliance Power Ltd.(d)	244,931
38,166	Rolta India Ltd.	67,254
43,842	Ruchi Soya Industries Ltd.	28,541
9,422	S Mobility Ltd.	4,351
3,688	Sadbhav Engineering Ltd.(d)	12,364
612	Sanofi India Ltd.	29,868
69,699	Sesa Sterlite Ltd.	334,258
2,527	Shoppers Stop Ltd.	16,403
1,830	Shree Cement Ltd.	223,593
142,891	Shree Renuka Sugars Ltd.	54,184
11,398	Shriram Transport Finance Co. Ltd.	169,503
Shares		Value
INDIA (continued)
11,274	Siemens Ltd.	$163,310
77,746	Sintex Industries Ltd.(d)	109,446
15,463	SJVN Ltd.	6,260
161,500	SKF India Ltd.(c)	3,146,345
8,139	Sobha Developers Ltd.	60,784
104	Solar Industries India Ltd.	3,539
426,240	South Indian Bank Ltd. (The)	212,337
6,622	SRF Ltd.	64,549
29,868	Star Ferro and Cement Ltd.	20,727
5,304	State Bank of Bikaner & Jaipur	58,178
530	State Bank of Travancore	5,470
2,418	Sterlite Technologies Ltd.	2,293
97,037	Strides Arcolab Ltd.	1,061,238
16,553	Sun TV Network Ltd.(d)	116,170
9,094	Sundaram Finance Ltd.	142,828
21,387	Sundram Fasteners Ltd.	37,086
6,405	Supreme Industries Ltd.	64,079
38,891	Syndicate Bank	92,308
7,364	Tamil Nadu Newsprint & Papers Ltd.	19,681
13,597	Tata Chemicals Ltd.	78,002
5,395	Tata Communications Ltd.	33,107
1,926	Tata Investment Corp. Ltd.	17,469
76,960	Tata Power Co. Ltd.	124,298
99,640	Tata Tea Ltd.(d)	252,712
1,682	Tech Mahindra Ltd.	59,767
4,509	Thermax Ltd.	65,148
10,567	Timken India Ltd.	58,900
45,835	Titan Co. Ltd.	258,285
204,762	Torrent Pharmaceuticals Ltd.(c)	2,516,114
4,273	Transport Corp. of India Ltd.	14,255
1,291	Trent Ltd.	25,918
29,890	Triveni Turbine Ltd.	47,856
697	TTK Prestige Ltd.	44,781
15,051	Tube Investments of India Ltd.	73,648
121,811	TV18 Broadcast Ltd.(d)	60,078
46,611	TVS Motor Co. Ltd.	113,442
75,044	UCO Bank	123,250
10,645	Uflex Ltd.	21,950
13,600	Unichem Laboratories Ltd.	47,279
63,571	Union Bank of India	200,883
324,490	Unitech Ltd.(d)	136,450
22,486	United Breweries Ltd.	261,967
116,601	United Phosphorus Ltd.(d)	633,553
16,860	Usha Martin Ltd.	11,756
9,215	Uttam Galva Steels Ltd.(d)	11,594
15,400	Vakrangee Ltd.	35,254
1,120	Vardhman Special Steels Ltd.(d)	791
8,100	Vardhman Textiles Ltd.	63,384
99,541	Vedanta Resources Plc	1,766,264
23,739	Videocon Industries Ltd.	65,856
89,248	Vijaya Bank	71,814
10,213	Voltas Ltd.	32,442
902	VST Industries Ltd.	22,805
1,793	WABCO India Ltd.(c)	99,393
15,809	Wockhardt Ltd.	175,519

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
INDIA (continued)
548	Wyeth Ltd.	$8,374
96,337	Yes Bank Ltd.	861,299
3,784,431	Zee Entertainment Enterprises Ltd.(d)	50,023
180,211	Zee Entertainment Enterprises Ltd.	865,584
4,219	Zensar Technologies Ltd.	29,372
621	Zuari Agro Chemicals Ltd.	1,808
		89,934,097
INDONESIA — 0.5%
1,306,000	Ace Hardware Indonesia Tbk PT	104,345
8,731,100	Adaro Energy Tbk PT	893,660
447,000	Adhi Karya Persero Tbk PT	120,075
8,087,100	AKR Corporindo Tbk PT	3,073,482
5,357,300	Alam Sutera Realty Tbk PT	242,935
1,820,400	Aneka Tambang Persero Tbk PT	199,690
31,986,200	Arwana Citramulia Tbk PT(c)	2,790,418
77,000	Asahimas Flat Glass Tbk PT(c)	51,544
165,500	Astra Agro Lestari Tbk PT	381,676
42,411,000	Bakrie & Brothers Tbk PT(c)(d)	183,161
9,710,000	Bakrie Sumatera Plantations Tbk PT(d)	41,935
9,876,000	Bakrie Telecom Tbk PT(c)(d)	42,652
1,103,166	Bank Bukopin Tbk PT	68,605
571,216	Bank Danamon Indonesia Tbk PT	190,200
3,011,250	Bank Pan Indonesia Tbk PT(d)	230,184
1,261,100	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	90,409
13,000	Bank Permata Tbk PT	1,550
2,059,096	Bank Tabungan Negara Persero Tbk PT	192,082
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(d)	50,578
495,000	Barito Pacific Tbk PT(d)	12,185
54,000	Bayan Resources Tbk PT(c)(d)	31,717
1,863,500	Benakat Integra Tbk PT(d)	18,993
749,000	Berau Coal Energy Tbk PT(d)	6,469
223,000	BISI International Tbk PT	10,016
560,000	Budi Starch & Sweetener Tbk PT(d)	5,611
624,500	Bumi Resources Minerals Tbk PT(d)	15,211
3,816,300	Bumi Serpong Damai PT	522,465
201,000	BW Plantation Tbk PT	20,052
4,958,000	Central Proteinaprima Tbk PT(c)(d)	21,412
5,137,500	Ciputra Development Tbk PT	512,530
1,509,100	Ciputra Property Tbk PT	99,064
238,000	Ciputra Surya Tbk PT	49,748
479,000	Citra Marga Nusaphala Persada Tbk PT	162,597
11,917,500	Darma Henwa Tbk PT(c)(d)	51,468
Shares		Value
INDONESIA (continued)
2,223,500	Delta Dunia Makmur Tbk PT(d)	$31,305
393,500	Elnusa Tbk PT	22,772
25,671,500	Energi Mega Persada Tbk PT(d)	201,780
510,600	Erajaya Swasembada Tbk PT(d)	50,057
524,500	Exploitasi Energi Indonesia Tbk PT(d)	8,381
199,200	Express Transindo Utama Tbk PT(d)	23,486
947,000	Gajah Tunggal Tbk PT	148,461
24,500	Garda Tujuh Buana Tbk PT(d)	423
3,339,500	Global Mediacom Tbk PT	553,819
1,193,400	Gozco Plantations Tbk PT(d)	10,308
834,300	Hanson International Tbk PT(d)	45,039
348,200	Harum Energy Tbk PT	63,459
72,500	Hexindo Adiperkasa Tbk PT	22,544
1,387,000	Holcim Indonesia Tbk PT	362,998
632,500	Indah Kiat Pulp and Paper Corp. Tbk PT(d)	74,846
876,000	Indika Energy Tbk PT	52,586
98,500	Indo Tambangraya Megah Tbk PT	222,481
396,000	Indosat Tbk PT	137,159
215,723	Inovisi Infracom Tbk PT(d)	28,136
1,594,500	Intiland Development Tbk PT	65,694
1,897,500	Japfa Comfeed Indonesia Tbk PT	206,508
561,000	Jasa Marga Persero Tbk PT	311,330
12,722,554	Kawasan Industri Jababeka Tbk PT	286,814
174,600	Lippo Cikarang Tbk PT(d)	121,402
13,300,750	Lippo Karawaci Tbk PT	1,263,729
10,158,300	Malindo Feedmill Tbk PT(c)	2,500,640
1,437,300	Matahari Putra Prima Tbk PT	365,610
1,019,667	Mayora Indah Tbk PT(c)	2,628,984
906,800	Medco Energi Internasional Tbk PT	273,744
1,385,500	Media Nusantara Citra Tbk PT	312,942
272,000	Mitra Adiperkasa Tbk PT	122,168
1,688,500	Mitra International Resources Tbk PT(d)	7,292
4,947,000	MNC Investama Tbk PT	157,244
463,100	Multipolar Tbk PT	29,999
23,455,000	Nippon Indosari Corpindo Tbk PT(c)	2,653,945
950,000	Nusantara Infrastructure Tbk PT(d)	17,068
4,190,800	Pakuwon Jati Tbk PT	150,221
4,283,000	Panin Financial Tbk PT(d)	91,746
705,500	Paninvest Tbk PT	39,304
480,500	Pembangunan Perumahan Persero Tbk PT	93,797
1,369,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	248,318
827,000	Polychem Indonesia Tbk PT(d)	14,715

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
INDONESIA (continued)
1,383,000	Ramayana Lestari Sentosa Tbk PT	$129,012
77,500	Resource Alam Indonesia Tbk PT	10,041
696,000	Salim Ivomas Pratama Tbk PT	53,804
7,234,000	Sampoerna Agro Tbk PT(c)	1,330,894
5,557,500	Selamat Sempurna Tbk PT(c)	2,184,118
7,450,000	Sentul City Tbk PT(d)	76,575
828,900	Siloam International Hospitals Tbk PT(d)	1,023,819
117,500	Sinar Mas Agro Resources & Technology Tbk PT(c)	64,446
5,000	Sinar Mas Multiartha Tbk PT	1,548
980,300	Sugih Energy Tbk PT(d)	35,055
3,524,000	Summarecon Agung Tbk PT	410,918
225,000	Surya Citra Media Tbk PT	73,850
2,121,000	Surya Semesta Internusa Tbk PT	135,568
115,700	Tambang Batubara Bukit Asam Persero Tbk PT	116,425
579,000	Tiga Pilar Sejahtera Food Tbk	118,776
2,311,415	Timah Persero Tbk PT	283,499
232,700	Tower Bersama Infrastructure Tbk PT	166,824
596,800	Trada Maritime Tbk PT(b)(c)(d)	95,107
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	2,526
1,152,000	Tunas Baru Lampung Tbk PT	67,165
539,500	Tunas Ridean Tbk PT	33,784
1,094,000	Vale Indonesia Tbk PT	380,337
2,493,400	Visi Media Asia Tbk PT(d)	57,287
958,252	Wijaya Karya Persero Tbk PT	219,336
		31,582,687
IRELAND — 0.6%
109,408	Aer Lingus Group Plc	194,116
1,961,821	Bank of Ireland(d)	696,147
276,516	Beazley Plc	1,140,965
154,534	C&C Group Plc	876,962
22,410	DCC Plc	1,281,090
10,174	Endo International Plc(c)(d)	695,529
10,294	FBD Holdings Plc(d)	197,113
375,000	FleetMatics Group Plc(d)	11,846,250
688,397	Glanbia Plc(c)	10,619,086
67,081	Grafton Group Plc - Units	652,905
181,601	Greencore Group Plc	810,338
16,165	IFG Group Plc	36,365
23,450	Irish Continental Group Plc - Units	83,212
126,391	James Hardie Industries Plc - CDI	1,606,785
230,508	Kenmare Resources Plc(c)(d)	54,016
19,490	Kerry Group Plc - Class A(d)	1,448,440
52,837	Kingspan Group Plc(d)(f)	904,200
6,121	Kingspan Group Plc(f)	104,749
12,329	Paddy Power Plc(d)	871,020
118,111	Smurfit Kappa Group Plc(d)	2,567,665
Shares		Value
IRELAND (continued)
417	Tarsus Group Plc	$1,517
132,882	United Drug Plc(d)	797,434
		37,485,904
ISLE OF MAN — 0.0%
11,173	Exillon Energy Plc(d)	28,484
ISRAEL — 2.2%
67,610	Africa Israel Investments Ltd.(d)	121,167
4,663	Airport City Ltd.(d)	46,561
1,247	Allot Communications Ltd.(d)	16,317
8,168	Alon Blue Square Israel Ltd.(d)	26,583
1,870	AL-ROV Israel Ltd.(d)	64,516
16,296	AudioCodes Ltd.(d)	95,748
10,220	Azorim-Investment Development & Construction Co. Ltd.(d)	9,107
9,030	Azrieli Group	294,143
28	Bayside Land Corp.	7,688
350,142	Bezeq The Israeli Telecommunication Corp. Ltd.	653,977
1,289	Bio-cell Ltd.(d)	7,540
10,185	Cellcom Israel Ltd.	126,017
1,812,500	Check Point Software Technologies Ltd.(c)(d)	123,014,375
4,796	Clal Biotechnology Industries Ltd.(d)	12,476
13,327	Clal Insurance Enterprise Holdings Ltd.(d)	251,093
13,567	Delek Automotive Systems Ltd.	142,202
1,129	Delek Group Ltd.	444,871
3,947	Delta-Galil Industries Ltd.	117,970
4,291	Direct Insurance Financial Investments Ltd.	25,976
12,782	Elbit Systems Ltd.	802,501
905	Electra Ltd.	128,431
1	Electra Real Estate Ltd.(d)	2
4,761	Elron Electronic Industries Ltd.(d)	42,746
1,009	Equital Ltd.(d)	18,657
2,182	Evogene Ltd.(d)	28,940
4,175	EZchip Semiconductor Ltd.(d)	101,863
16,965	First International Bank of Israel Ltd.	273,489
3,427	Formula Systems (1985) Ltd.	93,656
21,992	Frutarom Industries Ltd.	547,995
2,578	Gilat Satellite Networks Ltd.(d)	11,851
1,279	Hadera Paper Ltd.(d)	50,734
71,162	Harel Insurance Investments & Financial Services Ltd.	417,287
270	Industrial Buildings Corp.(d)	538
430,870	Israel Discount Bank Ltd. - Class A(d)	754,703
2,874	Ituran Location & Control Ltd.	67,252
4,804	Jerusalem Oil Exploration(d)	217,761
89	Maabarot Products Ltd.	1,140
4,100	Magic Software Enterprises Ltd.	29,379
16,429	Matrix IT Ltd.	90,919

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
ISRAEL (continued)
692	Meitav DS Investments Ltd.	$2,389
1,459	Melisron Ltd.	38,836
17,166	Menorah Mivtachim Holdings Ltd.	207,482
178,998	Migdal Insurance & Financial Holding Ltd.	287,197
1,673	Mivtach Shamir Holdings Ltd.	55,326
99,963	Mizrahi Tefahot Bank Ltd.	1,268,922
7,596	Naphtha Israel Petroleum Corp. Ltd.(d)	54,544
736	Neto ME Holdings Ltd.	44,168
13,509	NICE Systems Ltd.	537,829
645	Nitsba Holdings 1995 Ltd.(d)	9,748
2,068	Nova Measuring Instruments Ltd.(d)	21,169
451,332	Oil Refineries Ltd.(d)	136,741
26,031	Ormat Industries Ltd.	189,189
8,208	Osem Investments Ltd.	193,050
15,937	Partner Communications Co. Ltd.(d)	121,177
2,872	Paz Oil Co. Ltd.	461,894
37,018	Phoenix Holdings Ltd. (The)	132,468
1,121	Plasson Industries Ltd.	45,873
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	35,478
2,227,000	Sarine Technologies Ltd.(c)	5,069,884
68,879	Shikun & Binui Ltd.	165,098
13,900	Shufersal Ltd.	44,019
6,039	Strauss Group Ltd.	118,769
3,145	Summit Real Estate Holdings Ltd.(d)	11,548
3,108	Tower Semiconductor Ltd.(d)	32,246
14,467	Union Bank of Israel(d)	62,791
		138,506,006
ITALY — 0.7%
155,713	A2A SpA	178,065
8,199	ACEA SpA	119,669
3,675	Aeroporto di Venezia Marco Polo SAVE SpA	60,036
10,218	Alerion Cleanpower SpA	42,169
27,658	Amplifon SpA	165,548
22,692	Ansaldo STS SpA	222,119
16,647	Arnoldo Mondadori Editore SpA(d)	19,728
5,010	Ascopiave SpA	13,062
23,080	Astaldi SpA	222,826
50,808	Atlantia SpA	1,348,439
22,958	Autogrill SpA(d)	196,133
11,266	Azimut Holding SpA	291,456
389,886	Banca Carige SpA(d)	75,022
12,300	Banca Generali SpA	344,558
4,248	Banca IFIS SpA	78,214
122,836	Banca Monte dei Paschi di Siena SpA(d)	222,052
Shares		Value
ITALY (continued)
218,366	Banca Popolare dell’Emilia Romagna Scarl(d)	$1,856,754
27,594	Banca Popolare dell’Etruria e del Lazio(d)	26,123
2,043,852	Banca Popolare di Milano Scarl(d)	1,795,349
98,927	Banca Popolare di Sondrio Scarl.	450,921
8,496	Banco di Desio e della Brianza SpA	31,854
158,511	Banco Popolare SC(d)	2,466,387
3,334	BasicNet SpA(d)	10,268
7,670	Biesse SpA	93,924
13,563	Brembo SpA	499,078
2,678	Brunello Cucinelli SpA	60,388
36,108	Buzzi Unicem SpA	587,456
32,411	Cementir Holding SpA	254,106
171,392	CIR-Compagnie Industriali Riunite SpA(d)	238,682
29,592	Credito Emiliano SpA	249,242
269,330	Credito Valtellinese Scarl(d)	330,712
9,148	Danieli & C Officine Meccaniche SpA	261,896
4,885	Datalogic SpA	56,157
93,104	Davide Campari-Milano SpA	727,453
50,118	DeA Capital SpA(d)	91,270
23,657	Delclima(d)	43,272
19,373	De’Longhi SpA	412,467
9,154	DiaSorin SpA	366,503
2,143	Ei Towers SpA(d)	115,644
1,550	Engineering SpA	83,685
24,995	ERG SpA	370,842
5,852	Esprinet SpA	60,220
14,129	Eurotech SpA(d)	37,423
78,369	Falck Renewables SpA	134,953
297,242	Fiat SpA(d)	2,883,661
195,336	Finmeccanica SpA(d)	1,807,407
30,605	FNM SpA	23,646
75,696	Gruppo Editoriale L’Espresso SpA(d)	119,707
27,134	Gtech SpA	654,006
58,047	Hera SpA	157,010
9,330	Immobiliare Grande Distribuzione REIT	13,618
60,625	IMMSI SpA(d)	51,062
16,260	Indesit Co. SpA(d)	236,236
3,035	Industria Macchine Automatiche SpA	121,433
198,830	Intek Group SpA(d)	111,023
32,568	Interpump Group SpA	416,258
112,590	Iren SpA	159,055
74,507	Italcementi SpA	555,211
4,027	Italmobiliare SpA	161,662
762	Landi Renzo SpA(d)	1,143
21,735	Maire Tecnimont SpA(d)	57,539
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	155,721

33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
ITALY (continued)
189,408	Mediaset SpA(d)	$756,313
176,249	Mediobanca SpA(d)	1,563,537
40,338	Mediolanum SpA	307,882
7,534	Nice SpA	29,761
254,284	Parmalat SpA	839,668
56,015	Piaggio & C SpA(d)	167,265
134,537	Pirelli & C. SpA	2,014,092
1,283	Prima Industrie SpA(d)	21,904
35,206	Prysmian SpA	750,508
26,412	RCS MediaGroup SpA(d)	39,505
30,604	Recordati SpA	506,105
490	Reply SpA	36,612
70,103	Retelit SpA(d)	53,976
1,249	Sabaf SpA	20,237
23,216	Safilo Group SpA(d)	484,962
14,940	Saipem SpA(d)	349,294
19,719	Salini Impregilo SpA(d)	89,565
6,286	Salvatore Ferragamo SpA	173,311
80,592	Saras SpA(d)	100,578
4,256	Servizi Italia SpA	26,363
11,730	Societa Cattolica di Assicurazioni SCRL	250,527
33,939	Societa Iniziative Autostradali e Servizi SpA	404,696
3,079	Socotherm SpA(b)(c)(d)	0
15,879	Sogefi SpA(d)	63,788
12,888	SOL SpA	109,068
60,496	Sorin SpA(d)	166,712
6,138	Tamburi Investment Partners SpA	18,707
123,266	Terna Rete Elettrica Nazionale SpA	649,012
20,102	Tiscali SpA(d)	1,559
3,433	Tod’s SpA	377,179
18,881	Trevi Finanziaria Industriale SpA	150,937
6,610	Uni Land SpA(b)(c)(d)	0
551,885	Unione di Banche Italiane SCPA	4,570,713
143,016	Unipol Gruppo Finanziario SpA	787,852
459,322	UnipolSai SpA	1,396,172
10,354	Vittoria Assicurazioni SpA	142,666
19,385	World Duty Free SpA(d)	221,417
13,735	Yoox SpA(d)	362,870
11,183	Zignago Vetro SpA	77,418
		41,080,254
JAPAN — 5.1%
172,000	77 Bank Ltd. (The)	904,603
4,700	A&D Co. Ltd.	24,536
4,900	ABC-Mart, Inc.	266,757
59,600	Accordia Golf Co. Ltd.	749,164
86,000	Achilles Corp.	122,063
3,200	Adastria Holdings Co. Ltd.	72,950
56,800	ADEKA Corp.	789,065
2,000	Aderans Co. Ltd.	29,612
Shares		Value
JAPAN (continued)
7,200	Advan Co. Ltd.	$77,064
20,400	Advantest Corp.	231,239
4,700	Aeon Delight Co. Ltd.	113,725
2,200	Aeon Fantasy Co. Ltd.	29,899
800	Agrex, Inc.	8,423
1,500	Agro-Kanesho Co. Ltd.	12,176
13,400	Ahresty Corp.	118,413
11,600	Ai Holdings Corp.	217,081
22,400	Aica Kogyo Co. Ltd.	487,785
4,500	Aichi Bank Ltd. (The)	222,233
10,600	Aichi Corp.	49,360
71,000	Aichi Steel Corp.	285,063
16,000	Aichi Tokei Denki Co. Ltd.	47,907
30,000	Aida Engineering Ltd.	288,728
2,300	Ain Pharmaciez, Inc.	107,325
7,400	Aiphone Co. Ltd.	139,202
40,000	Air Water, Inc.	643,951
11,300	Airport Facilities Co. Ltd.	76,677
13,400	Aisan Industry Co. Ltd.	110,988
13,000	Aizawa Securities Co. Ltd.	66,981
37,100	Akebono Brake Industry Co. Ltd.	181,055
82,000	Akita Bank Ltd. (The)	232,771
4,200	Alconix Corp.	63,818
11,200	Alfresa Holdings Corp.	676,148
79,500	Allied Telesis Holdings KK	67,239
11,100	Alpen Co. Ltd.	186,142
3,200	Alpha Corp.	32,664
1,160	Alpha Systems, Inc.	17,254
26,700	Alpine Electronics, Inc.	424,127
86,600	Alps Electric Co. Ltd.	1,222,410
3,300	Alps Logistics Co. Ltd.	35,481
1,500	Altech Corp.	16,740
42,000	Amada Co. Ltd.	411,569
16,800	Amano Corp.	197,292
500	Amiyaki Tei Co. Ltd.	18,374
3,500	Amuse, Inc.	75,162
13,000	Anest Iwata Corp.	92,004
16,500	Anritsu Corp.	159,763
2,100	AOI Electronics Co. Ltd.	61,552
20,500	AOKI Holdings, Inc.	270,437
90,000	Aomori Bank Ltd. (The)	260,730
26,300	Aoyama Trading Co. Ltd.	675,493
10,200	Arakawa Chemical Industries Ltd.	126,031
25,000	Araya Industrial Co. Ltd.	39,372
9,700	Arcland Sakamoto Co. Ltd.	215,566
17,638	Arcs Co. Ltd.	375,171
3,600	Argo Graphics, Inc.	60,895
219,500	Ariake Japan Co. Ltd.(c)	5,607,797
22,800	Arisawa Manufacturing Co. Ltd.	156,928
1,100	Artnature, Inc.	32,562
5,190	As One Corp.	156,661
2,900	Asahi Broadcasting Corp.	17,874
1,400	Asahi Co. Ltd.	18,891

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
20,000	Asahi Diamond Industrial Co. Ltd.	$294,172
4,650	Asahi Holdings, Inc.	80,736
2,600	Asahi Intecc Co. Ltd.	108,433
13,000	Asahi Kogyosha Co. Ltd.	51,310
3,000	Asahi Net, Inc.	14,816
49,000	Asahi Organic Chemicals Industry Co. Ltd.	104,321
23,000	Asanuma Corp.(d)	31,974
12,400	Asatsu-DK, Inc.	319,086
3,100	Asax Co. Ltd.	38,997
24,000	Ashimori Industry Co. Ltd.(d)	50,863
15,800	Asics Corp.	337,919
18,000	ASKA Pharmaceutical Co. Ltd.	197,035
2,600	ASKUL Corp.	71,758
12,000	Asunaro Aoki Construction Co. Ltd.	72,561
10,200	Atom Corp.	59,396
66,000	Atsugi Co. Ltd.	69,295
60,900	Autobacs Seven Co. Ltd.	1,002,913
7,300	Avex Group Holdings, Inc.	126,179
105,000	Awa Bank Ltd. (The)	600,204
5,100	Axial Retailing, Inc.	89,590
9,300	Azbil Corp.	235,879
47,000	Bando Chemical Industries Ltd.	195,100
6,500	Bank of Iwate Ltd. (The)	301,099
26,000	Bank of Kochi Ltd. (The)	35,386
87,000	Bank of Kyoto Ltd. (The)	799,251
83,000	Bank of Nagoya Ltd. (The)	318,719
15,100	Bank of Okinawa Ltd. (The)	648,097
62,000	Bank of Saga Ltd. (The)	143,450
25,200	Bank of the Ryukyus Ltd.	372,617
8,100	Belc Co. Ltd.	224,972
40,400	Belluna Co. Ltd.	197,552
19,100	Best Denki Co. Ltd.	26,738
24,400	Bic Camera, Inc.	212,772
1,500	Bit-Isle, Inc.	9,114
2,400	BML, Inc.	96,359
43,900	Brother Industries Ltd.	800,626
27,000	Bunka Shutter Co. Ltd.	232,820
800	C Uyemura & Co. Ltd.	43,941
3,900	CAC Holdings Corp.	44,359
14,800	Calbee, Inc.	443,144
81,000	Calsonic Kansei Corp.	537,821
2,000	Can Do Co. Ltd.	32,003
8,300	Canon Electronics, Inc.	159,521
28,800	Canon Marketing Japan, Inc.	590,755
2,700	Capcom Co. Ltd.	49,635
7,600	Carlit Holdings Co., Ltd.	40,784
45,600	Casio Computer Co. Ltd.	774,444
9,900	Cawachi Ltd.	179,685
82,000	Central Glass Co. Ltd.	286,978
2,000	Central Security Patrols Co. Ltd.	22,107
2,100	Central Sports Co. Ltd.	33,746
14,350	Century Tokyo Leasing Corp.	468,033
19,900	Chiba Kogyo Bank Ltd. (The)	151,864
Shares		Value
JAPAN (continued)
3,800	Chino Corp.	$49,686
11,300	Chiyoda Co. Ltd.	251,453
6,000	Chiyoda Integre Co. Ltd.	89,185
500	Chofu Seisakusho Co. Ltd.	13,051
4,600	Chori Co. Ltd.	58,403
13,500	Chubu Shiryo Co. Ltd.	88,718
67,000	Chuetsu Pulp & Paper Co. Ltd.	119,195
153,000	Chugai Mining Co. Ltd.(d)	46,109
28,000	Chugai Ro Co. Ltd.	59,884
45,900	Chugoku Bank Ltd. (The)	711,268
10,000	Chugoku Marine Paints Ltd.	76,508
58,000	Chukyo Bank Ltd. (The)	103,184
7,000	Chuo Spring Co. Ltd.	21,436
76,900	Citizen Holdings Co. Ltd.	620,493
24,700	CKD Corp.	223,792
21,000	Clarion Co. Ltd.(d)	84,723
11,000	Cleanup Corp.	101,803
3,100	CMIC Holdings Co. Ltd.	58,586
15,600	CMK Corp.(d)	40,644
33,023	Coca-Cola East Japan Co. Ltd.	892,470
29,600	Coca-Cola West Co. Ltd.	495,515
8,190	Cocokara Fine, Inc.	225,560
6,200	COLOPL Inc.(d)	238,682
3,500	Colowide Co. Ltd.	46,444
6,100	Computer Engineering & Consulting Ltd.	42,104
4,400	Computer Institute of Japan Ltd.	18,607
61,600	COMSYS Holdings Corp.	1,151,575
4,500	CONEXIO Corp.	39,678
1,800	COOKPAD, Inc.	51,446
6,800	Corona Corp.	78,005
3,900	Cosel Co. Ltd.	49,212
351,000	Cosmo Oil Co. Ltd.	709,746
3,500	Cosmos Pharmaceutical Corp.	431,439
2,700	Create Medic Co. Ltd.	26,038
2,100	Create SD Holdings Co. Ltd.	76,659
1,000	CROOZ, Inc.	36,650
8,400	CTI Engineering Co. Ltd.	107,547
2,300	Cybernet Systems Co. Ltd.	8,497
60,000	Dai Nippon Toryo Co. Ltd.	93,909
6,100	Daibiru Corp.	68,255
100,000	Daicel Corp.	1,022,700
9,000	Dai-Dan Co. Ltd.	53,808
17,000	Daido Kogyo Co. Ltd.	43,629
13,000	Daido Metal Co. Ltd.	178,068
95,000	Daido Steel Co. Ltd.	450,688
7,300	Daidoh Ltd.	39,174
39,550	Daiei, Inc. (The)(d)	114,192
10,500	Daifuku Co. Ltd.	146,785
7,000	Daihatsu Diesel Manufacturing Co. Ltd.	44,573
42,000	Daihen Corp.	186,186
43,000	Daiho Corp.	197,307
22,000	Daiichi Jitsugyo Co. Ltd.	121,052

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	$16,624
4,400	Dai-ichi Seiko Co. Ltd.	74,770
7,800	Daiichikosho Co. Ltd.	231,653
27,000	Daiken Corp.	74,807
19,000	Daiki Aluminium Industry Co. Ltd.	60,400
4,300	Daiko Clearing Services Corp.	27,255
2,200	Daikoku Denki Co. Ltd.	38,091
400	Daikokutenbussan Co. Ltd.	11,510
148,000	Daikyo, Inc.	315,093
5,300	Dainichi Co. Ltd.	36,943
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	186,536
25,000	Dainippon Screen Manufacturing Co. Ltd.	116,415
49,000	Daio Paper Corp.	432,528
34,000	Daisan Bank Ltd. (The)	59,826
10,210	Daiseki Co. Ltd.	183,624
73,000	Daishi Bank Ltd. (The)	271,093
18,000	Daishinku Corp.	66,845
26,000	Daiso Co. Ltd.	88,718
2,200	Daisyo Corp.	29,857
88,000	Daito Bank Ltd. (The)	108,647
3,600	Daito Pharmaceutical Co. Ltd.	63,030
66	Daiwa House Residential Investment Corp. REIT	310,543
13,000	Daiwa Industries Ltd.	90,993
86,000	Daiwabo Holdings Co. Ltd.	164,701
10,400	DC Co. Ltd.	51,563
48,560	DCM Holdings Co. Ltd.	327,147
13,500	Dena Co. Ltd.	176,518
227,000	Denki Kagaku Kogyo KK	856,229
25,000	Denki Kogyo Co. Ltd.	155,787
12,600	Denyo Co. Ltd.	193,780
19,000	Descente Ltd.	166,607
194,000	DIC Corp.	450,746
3,200	Disco Corp.	208,429
23,000	DKS Co. Ltd.	100,617
15,400	DMG Mori Seiki Co. Ltd.	198,367
10,700	Doshisha Co. Ltd.	198,470
6,174	Doutor Nichires Holdings Co. Ltd.	104,436
71,000	Dowa Holdings Co. Ltd.	668,828
2,300	Dr Ci:Labo Co. Ltd.	81,388
6,800	DTS Corp.	135,187
6,600	Dunlop Sports Co. Ltd.	77,636
40,300	Duskin Co. Ltd.	741,239
2,700	Dwango Co. Ltd.	64,439
4,400	Dydo Drinco, Inc.	195,266
18,000	Dynic Corp.	30,273
11,000	Eagle Industry Co. Ltd.	204,141
1,200	Earth Chemical Co. Ltd.	46,721
242,000	Ebara Corp.	1,526,836
37,000	EDION Corp.	246,751
Shares		Value
JAPAN (continued)
66,000	Ehime Bank Ltd. (The)	$155,913
18,000	Eidai Co. Ltd.	86,443
79,000	Eighteenth Bank Ltd. (The)	209,663
6,400	Eiken Chemical Co. Ltd.	113,236
9,300	Eizo Corp.	239,586
1,000	Elecom Co. Ltd.	25,684
2,100	Elematec Corp.	39,156
2,800	Emori Group Holdings Co. Ltd.	56,836
3,400	Endo Lighting Corp.	46,836
1,500	en-japan, Inc.	33,320
1,900	Enplas Corp.	115,073
25,000	Enshu Ltd.(d)	31,838
3,300	EPS Corp.	44,592
17,500	ESPEC Corp.	152,263
4,800	Excel Co. Ltd.	98,226
14,700	Exedy Corp.	438,006
12,000	Ezaki Glico Co. Ltd.	225,033
5,600	F@N Communications, Inc.	88,683
3,810	Faith, Inc.	40,076
3,000	FALCO HOLDINGS Co. Ltd.	35,785
10,100	Fancl Corp.	124,501
459,000	FCC Co. Ltd.(c)	8,330,851
18,000	FDK Corp.(d)	32,897
19,300	Ferrotec Corp.	147,848
57,200	FIDEA Holdings Co. Ltd.	121,223
5,000	Fields Corp.	70,967
1,500	Financial Products Group Co. Ltd.	13,970
5,000	First Baking Co. Ltd.(d)	6,173
900	First Juken Co. Ltd.	11,882
5,100	Foster Electric Co. Ltd.	67,676
5,800	FP Corp.	197,910
27,000	France Bed Holdings Co. Ltd.	49,609
900	F-Tech, Inc.	11,847
17,900	Fudo Tetra Corp.	34,455
5,500	Fuji Co. Ltd.	110,519
10,600	Fuji Corp. Ltd.	63,477
114,000	Fuji Electric Co. Ltd.	594,021
7,500	Fuji Electronics Co. Ltd.	97,118
13,000	Fuji Kiko Co. Ltd.	59,272
12,000	Fuji Kyuko Co. Ltd.	131,357
23,200	Fuji Oil Co. Ltd.	371,462
4,600	Fuji Oil Co. Ltd.	15,875
2,900	Fuji Pharma Co. Ltd.	53,199
3,600	Fuji Seal International, Inc.	106,217
9,200	Fuji Soft, Inc.	205,885
54,000	Fujibo Holdings, Inc.	150,139
7,600	Fujicco Co. Ltd.	95,900
12,100	Fujikura Kasei Co. Ltd.	62,932
190,000	Fujikura Ltd.	951,247
3,000	Fujikura Rubber Ltd.	25,752
1,500	Fujimi, Inc.	20,911
6,300	Fujimori Kogyo Co. Ltd.	226,608
40,000	Fujitec Co. Ltd.	414,524
4,200	Fujitsu Frontech Ltd.	58,387
18,000	Fujitsu General Ltd.	249,531

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
7,700	FuKoKu Co. Ltd.	$73,134
19,000	Fukuda Corp.	112,118
100,000	Fukui Bank Ltd. (The)	239,148
100,000	Fukushima Bank Ltd. (The)	84,577
5,200	Fukushima Industries Corp.	85,887
105,000	Fukuyama Transporting Co. Ltd.	592,038
7,800	Funai Soken Holdings, Inc.	67,714
42,000	Furukawa Co. Ltd.	86,968
70,000	Furukawa Electric Co. Ltd.	149,711
8,100	Furuno Electric Co. Ltd.	66,066
4,000	Furusato Industries Ltd.	54,946
100	Fuso Chemical Co. Ltd.	3,466
11,000	Fuso Pharmaceutical Industries Ltd.	34,113
5,100	Futaba Corp.	84,186
27,500	Futaba Industrial Co. Ltd.	156,127
300	Future Architect, Inc.	1,613
14,300	Fuyo General Lease Co. Ltd.	581,092
900	G-7 Holdings, Inc.	8,802
20,000	Gakken Holdings Co. Ltd.	55,217
6,400	Gecoss Corp.	89,158
9,000	Geo Holdings Corp.	76,732
20,800	Glory Ltd.	699,635
11,700	GMO Internet, Inc.	128,983
1,400	GMO Payment Gateway, Inc.	64,240
54,000	Godo Steel Ltd.	89,768
6,480	Goldcrest Co. Ltd.	131,156
22,000	Goldwin, Inc.	95,815
2,000	Gourmet Kineya Co. Ltd.	16,896
19,500	Gree, Inc.(d)	156,015
86,000	GS Yuasa Corp.	558,480
36,000	GSI Creos Corp.	49,696
8,000	G-Tekt Corp.	85,705
20,900	Gulliver International Co. Ltd.	194,442
24,000	Gun-Ei Chemical Industry Co. Ltd.	89,593
157,000	Gunma Bank Ltd. (The)	932,552
63,000	Gunze Ltd.	172,712
2,300	Gurunavi, Inc.	43,534
13,200	H.I.S. Co. Ltd.	417,693
83,270	H2O Retailing Corp.	693,748
113,000	Hachijuni Bank Ltd. (The)	703,057
900	Hagihara Industries, Inc.	13,623
5,800	Hakudo Co. Ltd.	55,257
82,600	Hakuhodo DY Holdings, Inc.	874,461
9,600	Hakuto Co. Ltd.	99,392
3,300	Hamakyorex Co. Ltd.	103,300
8,800	Hamamatsu Photonics KK	418,335
167,000	Hanwa Co. Ltd.	699,723
3,500	Happinet Corp.	61,552
7,400	Hard Off Corp. Co. Ltd.	63,522
6,400	Harima Chemicals Group, Inc.	29,678
800	Harmonic Drive Systems, Inc.	31,031
3,000	Haruyama Trading Co. Ltd.	20,911
55,300	Haseko Corp.	445,669
Shares		Value
JAPAN (continued)
64,260	Hazama Ando Corp.	$401,059
15,600	Heiwa Corp.	370,342
18,500	Heiwa Real Estate Co. Ltd.	296,209
18,000	Heiwado Co. Ltd.	297,127
20,900	Hibiya Engineering Ltd.	329,150
5,040	Hiday Hidaka Corp.	116,121
10,000	Higashi Nihon House Co. Ltd.	50,746
81,000	Higashi-Nippon Bank Ltd. (The)	217,333
86,000	Higo Bank Ltd. (The)	464,006
1,900	Hikari Tsushin, Inc.	140,748
4,700	HI-LEX Corp.	129,717
4,900	Hiramatsu, Inc.	31,392
143,000	Hiroshima Bank Ltd. (The)	702,037
15,000	Hisaka Works Ltd.	134,011
26,600	Hitachi Capital Corp.	719,143
51,700	Hitachi Chemical Co. Ltd.	916,241
2,100	Hitachi High-Technologies Corp.	56,754
8,700	Hitachi Koki Co. Ltd.	74,005
6,000	Hitachi Kokusai Electric, Inc.	81,602
24,300	Hitachi Transport System Ltd.	370,412
31,500	Hitachi Zosen Corp.	166,281
5,000	Hochiki Corp.	46,274
17,000	Hodogaya Chemical Co. Ltd.	31,070
21,700	Hogy Medical Co. Ltd.	1,221,436
12,800	Hokkaido Electric Power Co., Inc.(d)	111,743
10,000	Hokkaido Gas Co. Ltd.	27,609
28,000	Hokkan Holdings Ltd.	80,027
15,000	Hokko Chemical Industry Co. Ltd.	54,392
134,000	Hokkoku Bank Ltd. (The)	454,635
95,000	Hokuetsu Bank Ltd. (The)	194,867
2,000	Hokuetsu Industries Co. Ltd.	15,788
60,865	Hokuetsu Kishu Paper Co. Ltd.	270,406
626,000	Hokuhoku Financial Group, Inc.	1,296,243
8,000	Hokuriku Electric Industry Co. Ltd.	12,910
21,100	Hokuriku Electric Power Co.	275,686
1,000	Hokuriku Electrical Construction Co. Ltd.	5,415
5,300	Hokuto Corp.	101,090
7,100	H-One Co. Ltd.	51,974
5,620	Honeys Co. Ltd.	57,804
173,500	Horiba Ltd.	6,147,937
4,600	Hoshizaki Electric Co. Ltd.	236,115
20,200	Hosiden Corp.	122,341
18,000	Hosokawa Micron Corp.	113,041
39,700	House Foods Group, Inc.	721,327
8,700	Howa Machinery Ltd.	64,363
1,000	Hurxley Corp.	8,526
200	Hutech Norin Co. Ltd.	1,983
57,000	Hyakugo Bank Ltd. (The)	230,516
92,000	Hyakujushi Bank Ltd. (The)	326,447

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
48,400	Ibiden Co. Ltd.	$977,269
7,300	IBJ Leasing Co. Ltd.	197,359
2,400	Ichibanya Co. Ltd.	104,992
21,000	Ichikoh Industries Ltd.	36,951
7,300	ICHINEN Holdings Co. Ltd.	56,419
5,200	Ichiyoshi Securities Co. Ltd.	65,212
2,300	Icom, Inc.	56,659
6,700	Idec Corp.	58,490
17,100	Idemitsu Kosan Co. Ltd.	353,587
20,000	Ihara Chemical Industry Co. Ltd.	175,764
12,236	Iida Group Holdings Co. Ltd.	184,614
39,100	Iino Kaiun Kaisha Ltd.	223,124
13,680	IJT Technology Holdings Co. Ltd.(d)	56,388
1,100	Ikyu Corp.	14,543
6,600	Imasen Electric Industrial	93,869
10,400	Inaba Denki Sangyo Co. Ltd.	348,807
3,200	Inaba Seisakusho Co. Ltd.	44,641
25,700	Inabata & Co. Ltd.	245,345
10,800	Inageya Co. Ltd.	113,181
9,700	Ines Corp.	76,853
4,200	I-Net Corp.	33,562
2,900	Infomart Corp.	60,924
6,200	Information Services International-Dentsu Ltd.	81,128
4,200	Innotech Corp.	19,721
1,400	Intage Holdings, Inc.	20,429
5,200	Internet Initiative Japan, Inc.	115,106
12,000	Inui Steamship Co. Ltd.	38,264
1,500	Iriso Electronics Co. Ltd.	93,326
6,000	Ise Chemical Corp.	42,580
43,000	Iseki & Co. Ltd.	109,940
145,000	Ishihara Sangyo Kaisha Ltd.(d)	139,552
14,000	Ishizuka Glass Co. Ltd.	29,126
45,766	IT Holdings Corp.	846,225
14,000	Ito En Ltd.	342,838
26,200	Itochu Enex Co. Ltd.	192,810
4,200	Itochu Techno-Solutions Corp.	190,269
2,000	Itochu-Shokuhin Co. Ltd.	70,092
71,000	Itoham Foods, Inc.	313,362
27,600	Itoki Corp.	201,771
8,400	IwaiCosmo Holdings, Inc.	85,825
27,000	Iwasaki Electric Co. Ltd.	66,932
63,000	Iwatani Corp.	492,412
42,000	Iwatsu Electric Co. Ltd.	38,789
138,000	Iyo Bank Ltd. (The)	1,411,326
20,100	Izumi Co. Ltd.	619,424
46,000	Izutsuya Co. Ltd.(d)	32,645
900	Jalux, Inc.	11,190
1,900	Jamco Corp.	34,485
98,000	Janome Sewing Machine Co. Ltd.(d)	88,602
14,900	Japan Airport Terminal Co. Ltd.	512,769
23,000	Japan Aviation Electronics Industry Ltd.	475,808
Shares		Value
JAPAN (continued)
20,800	Japan Communications, Inc.(d)	$239,817
13,700	Japan Digital Laboratory Co. Ltd.	247,323
900	Japan Drilling Co. Ltd.	46,196
2,900	Japan Electronic Materials Corp.	13,532
20,300	Japan Foundation Engineering Co. Ltd.	70,058
6,400	Japan Medical Dynamic Marketing, Inc.	22,585
4,700	Japan Petroleum Exploration Co.	179,109
50,000	Japan Pulp & Paper Co. Ltd.	161,863
23,000	Japan Radio Co. Ltd.(d)	96,369
26,000	Japan Transcity Corp.	93,015
8,000	Japan Vilene Co. Ltd.	44,952
38,000	Japan Wool Textile Co. Ltd. (The)	298,488
6,500	Jastec Co. Ltd.	53,269
10,000	JBCC Holdings, Inc.	78,258
5,000	Jeol Ltd.	21,728
22,800	Jimoto Holdings, Inc.	48,541
2,400	Jin Co. Ltd.	72,211
5,000	JK Holdings Co. Ltd.	27,269
20,000	JMS Co. Ltd.	57,551
32,000	J-Oil Mills, Inc.	102,348
20,000	Joshin Denki Co. Ltd.	189,958
1,600	Jowa Holdings Co. Ltd.	63,773
4,900	Jp-Holdings, Inc.	20,054
8,000	JSP Corp.	139,056
22,000	Juki Corp.(d)	51,329
145,000	Juroku Bank Ltd. (The)	539,882
4,000	Justsystems Corp.(d)	32,548
80,100	JVC Kenwood Corp.(d)	183,771
8,000	K&O Energy Group, Inc.	117,902
11,200	kabu.com Securities Co. Ltd.	52,916
2,000	Kabuki-Za Co. Ltd.	97,118
7,600	Kadokawa Corp.	213,005
10,500	Kaga Electronics Co. Ltd.	132,596
2,900	Kagome Co. Ltd.	48,744
77,000	Kagoshima Bank Ltd. (The)	510,514
16,200	Kakaku.com, Inc.	278,754
28,000	Kaken Pharmaceutical Co. Ltd.	628,513
5,800	Kameda Seika Co. Ltd.	190,016
13,700	Kamei Corp.	103,617
114,000	Kamigumi Co. Ltd.	1,096,058
14,000	Kanaden Corp.	103,981
10,000	Kanagawa Chuo Kotsu Co. Ltd.	50,357
12,000	Kanamoto Co. Ltd.	506,295
54,000	Kandenko Co. Ltd.	295,552
152,000	Kaneka Corp.	920,585
189,000	Kanematsu Corp.	341,749
12,300	Kanematsu Electronics Ltd.	171,350
27,000	Kansai Urban Banking Corp.	32,285
15,000	Kanto Denka Kogyo Co. Ltd.(d)	37,330
18,000	Kasai Kogyo Co. Ltd.	133,165

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
16,800	Kasumi Co. Ltd.	$131,147
5,000	Katakura Industries Co. Ltd.	64,794
11,900	Kato Sangyo Co. Ltd.	266,540
50,000	Kato Works Co. Ltd.	360,667
2,400	KAWADA Technologies, Inc.	130,423
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	64,084
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	26,287
510,000	Kawasaki Kisen Kaisha Ltd.	1,100,666
7,000	Kawasumi Laboratories, Inc.	45,322
98,000	Keihan Electric Railway Co. Ltd.	428,717
15,900	Keihanshin Building Co. Ltd.	86,560
11,000	Keihin Co. Ltd. (The)	17,858
14,000	Keihin Corp.	217,353
22,000	Keisei Electric Railway Co. Ltd.	228,202
120,000	Keiyo Bank Ltd. (The)	610,120
21,200	Keiyo Co. Ltd.	101,605
800	Kenko Mayonnaise Co. Ltd.	8,438
28,500	Kewpie Corp.	516,444
6,525	KEY Coffee, Inc.	104,093
2,000	KFC Holdings Japan Ltd.	41,880
22,400	Kimoto Co. Ltd.	66,853
49,000	Kinden Corp.	552,569
600	King Jim Co. Ltd.	4,439
7,000	Kinki Sharyo Co. Ltd. (The)(d)	21,844
6,000	Kintetsu Department Store Co. Ltd.(d)	22,748
7,200	Kintetsu World Express, Inc.	310,426
22,000	Kinugawa Rubber Industrial Co. Ltd.	118,699
13,900	Kissei Pharmaceutical Co. Ltd.	333,632
66,000	Kitagawa Iron Works Co. Ltd.	118,058
4,600	Kita-Nippon Bank Ltd. (The)	114,033
21,000	Kitano Construction Corp.	54,100
3,600	Kito Corp.	98,377
31,000	Kitz Corp.	179,915
31,100	Kiyo Bank Ltd. (The)	425,692
6,000	KNT-CT Holdings Co. Ltd.(d)	11,082
29,600	Koa Corp.	327,754
22,000	Koatsu Gas Kogyo Co. Ltd.	131,104
8,200	Kobayashi Pharmaceutical Co. Ltd.	512,575
13,400	Koei Tecmo Holdings Co. Ltd.	197,747
11,400	Kohnan Shoji Co. Ltd.	118,028
1,300	Kohsoku Corp.	11,968
13,000	Koike Sanso Kogyo Co. Ltd.	31,089
10,500	Koito Manufacturing Co. Ltd.	289,997
44,800	Kokuyo Co. Ltd.	365,403
23,000	KOMAIHALTEC, Inc.	66,855
5,000	Komatsu Seiren Co. Ltd.	27,852
4,300	Komatsu Wall Industry Co. Ltd.	107,098
15,800	Komeri Co. Ltd.	373,400
12,300	Komori Corp.	149,946
9,800	Konaka Co. Ltd.	69,357
Shares		Value
JAPAN (continued)
11,800	Konami Corp.	$277,033
6,600	Kondotec, Inc.	44,272
9,700	Konishi Co. Ltd.	211,134
6,500	Kose Corp.	272,031
12,000	Krosaki Harima Corp.	28,698
4,200	KRS Corp.	42,749
22,128	K’s Holdings Corp.	635,886
2,000	KU Holdings Co. Ltd.	12,210
27,000	Kumagai Gumi Co. Ltd.(d)	74,544
7,000	Kumiai Chemical Industry Co. Ltd.	45,866
2,100	Kura Corp.	56,162
125,000	Kurabo Industries Ltd.	223,594
64,000	Kureha Corp.	343,440
50,000	Kurimoto Ltd.	120,060
14,600	Kurita Water Industries Ltd.	339,647
23,400	Kuroda Electric Co. Ltd.	389,905
1,000	Kusuri No Aoki Co. Ltd.	34,317
76,000	KYB Co. Ltd.	350,207
43,000	Kyodo Printing Co. Ltd.	159,685
41,000	Kyodo Shiryo Co. Ltd.	40,655
2,000	Kyoei Sangyo Co. Ltd.	4,783
6,700	Kyoei Steel Ltd.	124,536
5,000	Kyokuto Boeki Kaisha Ltd.	10,985
17,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	267,225
4,000	Kyokuto Securities Co. Ltd.	69,411
26,000	Kyokuyo Co. Ltd.	65,212
24,800	KYORIN Holdings, Inc.	513,045
4,500	Kyoritsu Maintenance Co. Ltd.	203,859
9,800	Kyoritsu Printing Co. Ltd.	27,438
22,000	Kyosan Electric Manufacturing Co. Ltd.	79,774
2,400	Kyoto Kimono Yuzen Co. Ltd.	23,658
3,000	Kyowa Electronics Instruments Co. Ltd.	16,799
47,500	Kyowa Exeo Corp.	662,640
1,600	Kyowa Leather Cloth Co. Ltd.	9,177
14,000	Kyudenko Corp.	128,887
2,800	Lasertec Corp.	28,799
2,700	LEC, Inc.	28,925
27,600	Leopalace21 Corp.(d)	124,765
8,600	Life Corp.	135,022
17,100	Lintec Corp.	352,423
44,000	Lion Corp.	257,503
25,000	Look, Inc.	64,405
4,300	Mabuchi Motor Co. Ltd.	343,615
5,300	Macnica, Inc.	175,696
68,000	Maeda Corp.	584,378
47,000	Maeda Road Construction Co. Ltd.	824,265
5,000	Maezawa Kasei Industries Co. Ltd.	52,836
5,000	Maezawa Kyuso Industries Co. Ltd.	64,794

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
78,000	Makino Milling Machine Co. Ltd.	$641,501
6,000	Mandom Corp.	221,358
300	Mani, Inc.	17,207
4,900	Mars Engineering Corp.	100,082
11,900	Marubun Corp.	71,725
95,000	Marudai Food Co. Ltd.	314,004
18,000	Maruetsu, Inc. (The)	69,645
4,000	Marufuji Sheet Piling Co. Ltd.	17,110
9,591	Maruha Nichiro Corp.	152,166
28,900	Marui Group Co. Ltd.	282,636
20,200	Maruichi Steel Tube Ltd.	564,379
1,600	Maruka Machinery Co. Ltd.	21,729
27,700	Marusan Securities Co. Ltd.	213,543
2,900	Maruwa Co. Ltd.	106,849
20,000	Maruyama Manufacturing Co., Inc.	52,690
900	Maruzen CHI Holdings Co. Ltd.(d)	3,001
36,000	Maruzen Showa Unyu Co. Ltd.	123,541
6,400	Marvelous, Inc.	95,193
6,500	Matsuda Sangyo Co. Ltd.	81,199
22,000	Matsumotokiyoshi Holdings Co. Ltd.	725,028
2,700	Matsuya Foods Co. Ltd.	50,055
12,000	Max Co. Ltd.	136,256
3,700	Maxvalu Tokai Co. Ltd.	50,717
8,200	McDonald’s Holdings Co. Japan Ltd.	206,704
2,400	MEC Co. Ltd.	25,035
63,800	Medipal Holdings Corp.	811,882
3,300	Megachips Corp.	46,549
26,200	Megmilk Snow Brand Co. Ltd.	341,047
65,000	Meidensha Corp.	280,562
6,300	Meiko Electronics Co. Ltd.	33,256
6,700	Meiko Network Japan Co. Ltd.	86,107
9,000	Meisei Industrial Co. Ltd.	50,309
10,700	Meitec Corp.	356,268
200	Meito Transportation Co. Ltd.	1,314
20,900	Meiwa Corp.	88,992
10,100	Meiwa Estate Co. Ltd.	44,773
3,000	Melco Holdings, Inc.	65,183
2,400	Message Co. Ltd.	94,493
70,000	Michinoku Bank Ltd. (The)	148,350
2,300	Micronics Japan Co. Ltd.	170,602
23,000	Mie Bank Ltd. (The)	52,992
7,000	Mikuni Corp.	28,173
2,937	Milbon Co. Ltd.	101,360
8,400	Mimasu Semiconductor Industry Co. Ltd.	75,618
71,000	Minato Bank Ltd. (The)	133,213
65,000	Minebea Co. Ltd.	781,656
10,200	Ministop Co. Ltd.	162,125
198,900	Miraca Holdings, Inc.	9,271,623
1,100	Miraial Co. Ltd.	18,564
29,540	Mirait Holdings Corp.	296,075
Shares		Value
JAPAN (continued)
8,500	Misawa Homes Co. Ltd.	$99,159
23,300	MISUMI Group, Inc.	750,882
6,400	Mitani Corp.	178,564
28,300	Mito Securities Co. Ltd.	105,370
16,000	Mitsuba Corp.	267,535
46,000	Mitsubishi Gas Chemical Co., Inc.	301,852
22,000	Mitsubishi Logistics Corp.	337,705
18,000	Mitsubishi Nichiyu Forklift Co. Ltd.	127,040
124,000	Mitsubishi Paper Mills Ltd.(d)	107,286
10,600	Mitsubishi Pencil Co. Ltd.	339,542
1,000	Mitsubishi Research Institute, Inc.	23,487
4,800	Mitsubishi Shokuhin Co. Ltd.	117,638
68,000	Mitsubishi Steel Manufacturing Co. Ltd.	151,383
20,000	Mitsuboshi Belting Co. Ltd.	121,907
445,000	Mitsui Chemicals, Inc.	1,211,296
291,000	Mitsui Engineering & Shipbuilding Co. Ltd.	599,738
19,000	Mitsui High-Tec, Inc.	129,665
14,000	Mitsui Home Co. Ltd.	67,098
51,100	Mitsui Knowledge Industry Co. Ltd.	89,418
86,000	Mitsui Matsushima Co. Ltd.	114,538
285,000	Mitsui Mining & Smelting Co. Ltd.	856,122
66,000	Mitsui Sugar Co. Ltd.	254,081
63,000	Mitsui-Soko Co. Ltd.	281,116
38,100	Mitsumi Electric Co. Ltd.	286,681
10,500	Mitsuuroko Group Holdings Co. Ltd.	59,408
10,400	Miura Co. Ltd.	377,116
38,000	Miyaji Engineering Group, Inc.	77,947
60,000	Miyazaki Bank Ltd. (The)	202,401
26,000	Miyoshi Oil & Fat Co. Ltd.	35,386
62,000	Mizuno Corp.	374,296
3,800	Mochida Pharmaceutical Co. Ltd.	260,438
6,500	Monex Group, Inc.	21,232
3,000	Monotaro Co. Ltd.	81,281
96,000	Morinaga & Co. Ltd.	204,384
113,000	Morinaga Milk Industry Co. Ltd.	408,652
16,000	Morita Holdings Corp.	160,677
22,000	Mory Industries, Inc.	88,757
9,300	MOS Food Services, Inc.	202,337
10,100	Moshi Moshi Hotline, Inc.	98,972
11,900	Mr Max Corp.	39,680
2,000	Murakami Corp.	27,609
308,300	Musashi Seimitsu Industry Co. Ltd.	7,636,693
21,800	Musashino Bank Ltd. (The)	752,345
15,000	Mutoh Holdings Co. Ltd.	72,765
10,100	Nabtesco Corp.	231,230
1,500	NAC Co. Ltd.	20,882
57,000	Nachi-Fujikoshi Corp.	405,065

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
5,500	Nagaileben Co. Ltd.	$111,267
1,000	Nagano Keiki Co. Ltd.	6,679
24,000	NaganoBank Ltd. (The)	45,263
90,400	Nagase & Co. Ltd.	1,123,134
7,000	Nagatanien Co. Ltd.	74,243
88,000	Nagoya Railroad Co. Ltd.	370,427
22,000	Nakabayashi Co. Ltd.	45,555
13,000	Nakamuraya Co. Ltd.	54,090
1,900	Nakanishi, Inc.	81,456
27,000	Nakayama Steel Works Ltd.(d)	23,098
11,200	Namura Shipbuilding Co. Ltd.	103,981
40,000	Nankai Electric Railway Co. Ltd.	190,541
55,000	Nanto Bank Ltd. (The)	228,844
3,600	Natori Co. Ltd.	39,267
16,000	NDS Co. Ltd.	46,508
9,600	NEC Capital Solutions Ltd.	201,305
14,100	NEC Networks & System Integration Corp.	347,754
17,800	NET One Systems Co. Ltd.	118,188
22,500	Neturen Co. Ltd.	173,455
5,200	New Japan Chemical Co. Ltd.(d)	13,245
2,800	Next Co. Ltd.	21,204
3,000	NH Foods Ltd.	61,887
86,400	NHK Spring Co. Ltd.	855,895
41,000	Nice Holdings, Inc.	88,086
11,000	Nichia Steel Works Ltd.	34,113
38,000	Nichias Corp.	247,139
17,000	Nichiban Co. Ltd.	62,470
27,200	Nichicon Corp.	214,448
2,600	Nichiden Corp.	62,735
12,000	Nichiha Corp.	120,041
20,300	Nichii Gakkan Co.	173,862
10,650	Nichi-Iko Pharmaceutical Co. Ltd.	155,818
22,000	Nichimo Co. Ltd.	38,497
125,000	Nichirei Corp.	597,871
18,000	Nichireki Co. Ltd.	181,811
4,600	Nidec Copal Electronics Corp.	41,723
509,800	Nifco, Inc.(c)	16,949,555
3,900	NIFTY Corp.	61,307
128	Nihon Chouzai Co. Ltd.	3,366
8,200	Nihon Dempa Kogyo Co. Ltd.	87,130
1,200	Nihon Eslead Corp.	11,677
12,300	Nihon Kohden Corp.	609,828
9,000	Nihon M&A Center, Inc.	255,743
21,000	Nihon Nohyaku Co. Ltd.	228,445
24,000	Nihon Parkerizing Co. Ltd.	534,992
2,800	Nihon Plast Co. Ltd.	19,599
1,100	Nihon Tokushu Toryo Co. Ltd.	6,384
10,000	Nihon Unisys Ltd.	91,285
37,000	Nihon Yamamura Glass Co. Ltd.	60,429
29,000	Nikkiso Co. Ltd.	347,611
9,000	Nikko Co. Ltd.	41,559
Shares		Value
JAPAN (continued)
55,000	Nippo Corp.	$972,051
2,000	Nippon Air Conditioning Services Co. Ltd.	15,088
8,000	Nippon Beet Sugar Manufacturing Co. Ltd.	15,166
29,000	Nippon Carbide Industries Co., Inc.	78,375
31,000	Nippon Carbon Co. Ltd.	56,355
6,200	Nippon Ceramic Co. Ltd.	100,174
62,000	Nippon Chemical Industrial Co. Ltd.(d)	89,807
74,000	Nippon Chemi-Con Corp.(d)	194,955
3,000	Nippon Chemiphar Co. Ltd.	14,495
115,000	Nippon Coke & Engineering Co. Ltd.	130,803
18,000	Nippon Concrete Industries Co. Ltd.	93,093
26,000	Nippon Conveyor Co. Ltd.	40,189
15,705	Nippon Denko Co. Ltd.	50,230
26,000	Nippon Densetsu Kogyo Co. Ltd.	418,315
181,000	Nippon Electric Glass Co. Ltd.	1,029,359
400	Nippon Felt Co. Ltd.	1,878
600	Nippon Filcon Co. Ltd.	2,520
9,700	Nippon Fine Chemical Co. Ltd.	64,972
52,000	Nippon Flour Mills Co. Ltd.	264,385
26,000	Nippon Formula Feed Manufacturing Co. Ltd.	29,320
9,200	Nippon Gas Co. Ltd.	217,333
11,000	Nippon Hume Corp.	75,069
3,100	Nippon Jogesuido Sekkei Co. Ltd.	39,178
3,400	Nippon Kanzai Co. Ltd.	85,607
60,000	Nippon Kayaku Co. Ltd.	768,775
16,000	Nippon Kinzoku Co. Ltd.(d)	23,487
56,000	Nippon Koei Co. Ltd.	299,966
27,000	Nippon Konpo Unyu Soko Co. Ltd.	468,002
61,000	Nippon Koshuha Steel Co. Ltd.(d)	68,789
307,300	Nippon Light Metal Holdings Co. Ltd.	525,784
27,000	Nippon Paint Co. Ltd.	631,002
67,300	Nippon Paper Industries Co. Ltd.	1,183,548
33,000	Nippon Parking Development Co. Ltd.	37,855
16,000	Nippon Pillar Packing Co. Ltd.	129,257
61,000	Nippon Piston Ring Co. Ltd.	133,427
4,000	Nippon Rietec Co. Ltd.	30,992
54,000	Nippon Road Co. Ltd. (The)	306,577
19,000	Nippon Seiki Co. Ltd.	375,696
4,000	Nippon Seiro Co. Ltd.	9,916
10,000	Nippon Seisen Co. Ltd.	62,315
15,000	Nippon Sharyo Ltd.	55,558
525,000	Nippon Sheet Glass Co. Ltd.(d)	740,048
64,000	Nippon Shokubai Co. Ltd.	829,981

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
23,500	Nippon Signal Co. Ltd. (The)	$222,286
74,000	Nippon Soda Co. Ltd.	408,613
115,480	Nippon Steel & Sumikin Bussan Corp.	460,281
41,000	Nippon Steel & Sumikin Texeng Co. Ltd.	234,365
116,900	Nippon Suisan Kaisha Ltd.(d)	339,796
23,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	180,440
36,000	Nippon Thompson Co. Ltd.	174,987
21,000	Nippon Valqua Industries Ltd.	62,266
19,000	Nippon Yakin Kogyo Co. Ltd.(d)	60,215
47,500	Nipro Corp.	410,051
1,000	Nishikawa Rubber Co. Ltd.	17,304
168,000	Nishimatsu Construction Co. Ltd.	805,172
8,300	Nishimatsuya Chain Co. Ltd.	66,568
359,000	Nishi-Nippon City Bank Ltd. (The)	945,793
68,000	Nishi-Nippon Railroad Co. Ltd.	275,001
3,100	Nishio Rent All Co. Ltd.	133,204
18,300	Nissan Chemical Industries Ltd.	339,083
39,000	Nissan Shatai Co. Ltd.	636,951
14,000	Nissan Tokyo Sales Holdings Co. Ltd.	42,191
1,500	Nissei Corp.	14,378
3,900	Nissei Plastic Industrial Co. Ltd.	23,469
2,200	Nissha Printing Co. Ltd.	32,316
23,600	Nisshin Fudosan Co. Ltd.	94,753
22,000	Nisshin Oillio Group Ltd. (The)	74,428
40,300	Nisshin Seifun Group, Inc.	474,049
17,424	Nisshin Steel Co. Ltd.	239,175
66,000	Nisshinbo Holdings, Inc.	675,623
34,000	Nissin Corp.	101,803
22,000	Nissin Electric Co. Ltd.	129,179
18,300	Nissin Kogyo Co. Ltd.	332,857
2,600	Nissin Sugar Co. Ltd.	59,626
6,500	Nissui Pharmaceutical Co. Ltd.	76,459
12,300	Nitta Corp.	299,533
8,600	Nittan Valve Co. Ltd.	28,258
32,000	Nittetsu Mining Co. Ltd.	139,367
106,000	Nitto Boseki Co. Ltd.	469,897
600	Nitto FC Co. Ltd.	3,710
17,600	Nitto Kogyo Corp.	370,941
4,800	Nitto Kohki Co. Ltd.	96,733
15,000	Nitto Seiko Co. Ltd.	56,287
2,700	Nittoc Construction Co. Ltd.	9,922
3,100	Nittoku Engineering Co. Ltd.	29,594
7,400	Noevir Holdings Co. Ltd.	158,410
109,000	NOF Corp.	768,240
12,000	Nohmi Bosai Ltd.	185,602
47,200	NOK Corp.	971,394
17,000	Nomura Co. Ltd.	158,655
47,000	Noritake Co. Ltd.	131,133
8,700	Noritsu Koki Co. Ltd.	55,482
Shares		Value
JAPAN (continued)
13,800	Noritz Corp.	$273,679
206,700	North Pacific Bank Ltd.	851,998
7,700	NS Solutions Corp.	223,593
57,000	NS United Kaiun Kaisha Ltd.	133,544
3,100	NSD Co. Ltd.	42,914
246,000	NTN Corp.	1,198,133
4,500	Obara Group, Inc.	201,672
21,000	Obayashi Road Corp.	110,037
9,600	Obic Co. Ltd.	342,507
700	Odelic Co. Ltd.	19,728
32,000	Oenon Holdings, Inc.	76,527
141,000	Ogaki Kyoritsu Bank Ltd. (The)	389,287
4,300	Ohara, Inc.	24,413
2,400	Ohashi Technica, Inc.	24,685
1,800	Ohsho Food Service Corp.	76,032
14,038	Oiles Corp.	352,912
65,000	Oita Bank Ltd. (The)	236,961
20,200	Okabe Co. Ltd.	263,534
14,000	Okamoto Industries, Inc.	49,132
9,000	Okamoto Machine Tool Works Ltd.(d)	11,637
35,000	Okamura Corp.	303,845
21,000	Okasan Securities Group, Inc.	156,380
103,000	Oki Electric Industry Co. Ltd.	231,303
2,200	Okinawa Cellular Telephone Co.	65,124
600	Okinawa Electric Power Co., Inc. (The)	19,365
54,000	OKK Corp.	81,369
62,000	OKUMA Corp.	578,020
77,000	Okumura Corp.	422,933
30,000	Okura Industrial Co. Ltd.	111,700
14,000	Okuwa Co. Ltd.	133,923
8,200	Onoken Co. Ltd.	94,304
98,000	Onward Holdings Co. Ltd.	704,049
1,800	Optex Co. Ltd.	39,319
10,000	Organo Corp.	49,968
17,000	Origin Electric Co. Ltd.	56,851
2,700	Osaka Organic Chemical Industry Ltd.	11,575
9,500	Osaka Steel Co. Ltd.	176,304
4,100	OSAKA Titanium Technologies Co. Ltd.	111,882
6,000	Osaki Electric Co. Ltd.	33,714
25,100	OSG Corp.	439,216
15,900	Otsuka Corp.	728,032
3,800	Otsuka Kagu Ltd.	36,646
6,100	Oyo Corp.	104,429
37,000	Pacific Industrial Co. Ltd.	275,526
34,000	Pacific Metals Co. Ltd.(d)	169,232
6,850	Pack Corp. (The)	136,181
4,000	Pal Co. Ltd.	113,819
12,050	Paltac Corp.	161,424
52,000	PanaHome Corp.	388,743
10,500	Panasonic Industrial Devices SUNX Co. Ltd.	52,161

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
1,000	Panasonic Information Systems Co. Ltd.	$26,433
2,700	Paramount Bed Holdings Co. Ltd.	81,369
10,200	Parco Co. Ltd.	89,541
6,700	Paris Miki Holdings, Inc.	32,306
17,500	Park24 Co. Ltd.	323,579
10,000	Pasco Corp.	44,524
46,300	Penta-Ocean Construction Co. Ltd.	170,140
11,400	Pigeon Corp.	658,300
6,600	Pilot Corp.	295,144
5,200	Piolax, Inc.	202,460
129,500	Pioneer Corp.(d)	349,983
10,200	Plenus Co. Ltd.	238,874
6,200	Pola Orbis Holdings, Inc.	258,572
34,000	Press Kogyo Co. Ltd.	131,221
600	Pressance Corp.	17,703
3,000	Prestige International, Inc.	25,023
67,000	Prima Meat Packers Ltd.	175,210
6,800	Pronexus, Inc.	52,753
900	Proto Corp.	13,063
6,400	Qol Co. Ltd.	37,268
42,100	Raito Kogyo Co. Ltd.	294,677
1,900	Relo Holdings, Inc.	130,035
123,840	Rengo Co. Ltd.	570,652
35,400	Renown, Inc.(d)	41,641
26,200	Resorttrust, Inc.	547,102
3,000	Rheon Automatic Machinery Co. Ltd.	12,774
49,000	Rhythm Watch Co. Ltd.	78,122
8,000	Ricoh Leasing Co. Ltd.	233,004
8,100	Right On Co. Ltd.	56,381
31,000	Riken Corp.	141,039
11,400	Riken Keiki Co. Ltd.	122,240
19,000	Riken Technos Corp.	94,571
2,600	Riken Vitamin Co. Ltd.	66,349
3,000	Ringer Hut Co. Ltd.	49,375
16,800	Riso Kagaku Corp.	495,679
4,500	Rock Field Co. Ltd.	82,681
32,000	Rohto Pharmaceutical Co. Ltd.	497,118
1,200	Roland DG Corp.	45,963
33,200	Round One Corp.	195,266
8,600	Royal Holdings Co. Ltd.	141,543
55,000	Ryobi Ltd.	181,257
16,000	Ryoden Trading Co. Ltd.	117,747
7,600	Ryohin Keikaku Co. Ltd.	921,324
19,600	Ryosan Co. Ltd.	422,048
8,400	Ryoyo Electro Corp.	94,073
3,500	S Foods, Inc.	55,325
2,000	Sagami Chain Co. Ltd.	19,151
62,000	Saibu Gas Co. Ltd.	157,313
14,600	Saizeriya Co. Ltd.	197,004
37,000	Sakai Chemical Industry Co. Ltd.	118,699
18,000	Sakai Heavy Industries Ltd.	57,921
Shares		Value
JAPAN (continued)
1,000	Sakai Moving Service Co. Ltd.	$37,476
39,000	Sakai Ovex Co. Ltd.	63,695
18,000	Sakata INX Corp.	178,486
15,300	Sakata Seed Corp.	207,937
4,500	Sala Corp.	25,461
7,000	San-A Co. Ltd.	227,969
50,000	San-Ai Oil Co. Ltd.	381,568
53,000	Sanden Corp.	301,414
2,000	Sanei Architecture Planning Co. Ltd.	17,090
22,575	Sangetsu Co. Ltd.	599,132
80,000	San-In Godo Bank Ltd. (The)	573,956
4,500	Sanix, Inc.(d)	54,027
44,000	Sanken Electric Co. Ltd.	361,872
31,000	Sanki Engineering Co. Ltd.	243,202
5,000	Sanko Marketing Foods Co. Ltd.	44,038
14,000	Sanko Metal Industrial Co. Ltd.	31,711
23,200	Sankyo Seiko Co. Ltd.	92,922
11,500	Sankyo Tateyama, Inc.	235,333
142,000	Sankyu, Inc.	698,508
18,800	Sanoh Industrial Co. Ltd.	132,687
10,000	Sanrio Co. Ltd.	290,964
6,300	Sanshin Electronics Co. Ltd.	51,324
68,000	Sanwa Holdings Corp.	483,896
31,000	Sanyo Chemical Industries Ltd.	208,847
13,000	Sanyo Denki Co. Ltd.	100,345
2,000	Sanyo Electric Railway Co. Ltd.	9,002
5,400	Sanyo Housing Nagoya Co. Ltd.	54,386
19,000	Sanyo Industries Ltd.	38,973
53,000	Sanyo Shokai Ltd.	122,112
78,000	Sanyo Special Steel Co. Ltd.	355,631
165,000	Sapporo Holdings Ltd.	717,008
19,000	Sasebo Heavy Industries Co. Ltd.(d)	22,165
26,000	Sata Construction Co. Ltd.	30,584
4,900	SATO Holdings Corp.	127,138
6,300	Sato Shoji Corp.	43,913
6,500	Satori Electric Co. Ltd.	42,211
10,000	Sawada Holdings Co. Ltd.	76,800
9,000	Sawai Pharmaceutical Co. Ltd.	512,711
37,000	SAXA Holdings, Inc.	59,709
94,280	SBI Holdings, Inc.	1,121,846
4,800	SBS Holdings, Inc.	32,058
13,600	Scroll Corp.	35,962
21,797	SCSK Corp.	608,998
1,600	Secom Joshinetsu Co. Ltd.	41,841
4,000	Seibu Electric Industry Co. Ltd.	19,054
33,000	Seika Corp.	87,581
3,500	Seikagaku Corp.	42,361
32,100	Seiko Epson Corp.	1,401,147
26,000	Seiko Holdings Corp.	103,125
97,000	Seino Holdings Co. Ltd.	1,058,028
18,700	Seiren Co. Ltd.	169,066
32,000	Sekisui Jushi Corp.	439,255
12,000	Sekisui Plastics Co. Ltd.	34,531

43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
36,000	Senko Co. Ltd.	$185,836
2,000	Senshu Electric Co. Ltd.	30,117
41,720	Senshu Ikeda Holdings, Inc.	213,741
9,000	Senshukai Co. Ltd.	76,119
2,400	Seria Co. Ltd.	104,875
1,000	Shibaura Mechatronics Corp.	2,946
25,000	Shibusawa Warehouse Co. Ltd. (The)	85,792
9,400	Shibuya Kogyo Co. Ltd.	271,587
2,100	Shidax Corp.	10,371
91,000	Shiga Bank Ltd. (The)	544,947
44,000	Shikibo Ltd.	50,902
44,000	Shikoku Bank Ltd. (The)	98,809
25,000	Shikoku Chemicals Corp.	171,827
19,400	Shikoku Electric Power Co., Inc.(d)	258,189
4,600	Shima Seiki Manufacturing Ltd.	88,990
31,649	Shimachu Co. Ltd.	738,420
74,000	Shimadzu Corp.	712,915
1,400	Shimamura Co. Ltd.	139,639
800	Shimane Bank Ltd. (The)	10,266
3,600	Shimizu Bank Ltd. (The)	95,543
139,000	Shimizu Corp.	1,075,623
2,500	Shimojima Co. Ltd.	25,811
7,400	Shin Nippon Air Technologies Co. Ltd.	57,479
32,000	Shinagawa Refractories Co. Ltd.	77,150
32,000	Shindengen Electric Manufacturing Co. Ltd.	185,719
9,300	Shin-Etsu Polymer Co. Ltd.	51,172
9,000	Shin-Keisei Electric Railway Co. Ltd.	33,510
30,400	Shinko Electric Industries Co. Ltd.	273,664
15,300	Shinko Plantech Co. Ltd.	115,867
13,300	Shinko Shoji Co. Ltd.	120,116
7,000	Shinko Wire Co. Ltd.	12,521
41,000	Shinmaywa Industries Ltd.	373,072
31,500	Shinnihon Corp.	101,667
30,000	Shinsho Corp.	73,494
900	Shinwa Co. Ltd.	11,733
10,500	Ship Healthcare Holdings, Inc.	347,057
20,000	Shiroki Corp.	41,802
3,000	Shizuki Electric Co., Inc.	14,086
32,500	Shizuoka Gas Co. Ltd.	214,845
6,500	Shobunsha Publications, Inc.	41,136
500	Shoei Foods Corp.	4,088
900	Shofu, Inc.	8,207
34,000	Shoko Co. Ltd.	52,885
1,000	Showa Aircraft Industry Co. Ltd.	11,646
25,600	Showa Corp.	287,942
1,019,600	Showa Denko KK	1,496,715
32,000	Showa Sangyo Co. Ltd.	118,213
47,700	Showa Shell Sekiyu KK	542,082
7,000	Siix Corp.	130,316
Shares		Value
JAPAN (continued)
18,000	Sinanen Co. Ltd.	$75,594
13,000	Sinfonia Technology Co. Ltd.	21,484
4,900	Sinko Industries Ltd.	55,019
41,100	Sintokogio Ltd.	292,073
122,200	SKY Perfect JSAT Holdings, Inc.	732,974
27,000	SMK Corp.	116,016
1,400	SMS Co. Ltd.	34,338
13,500	SNT Corp.	58,664
23,600	Sodick Co. Ltd.	165,417
6,100	Soft99 Corp.	39,139
2,200	Sogo Medical Co. Ltd.	107,578
49,188	Sohgo Security Services Co. Ltd.	1,130,418
820,800	Sojitz Corp.	1,412,352
45,000	Sotetsu Holdings, Inc.	179,799
1,900	Space Co. Ltd.	18,988
17,100	Sparx Group Co. Ltd.	38,567
700	SPK Corp.	13,086
9,100	Square Enix Holdings Co. Ltd.	187,724
2,700	SRA Holdings, Inc.	46,275
300	ST Corp.	2,922
1,500	St. Marc Holdings Co. Ltd.	82,244
19,100	Star Micronics Co. Ltd.	265,337
3,500	Starbucks Coffee Japan Ltd.	40,388
9,900	Start Today Co. Ltd.	266,111
4,000	Starts Corp., Inc.	66,300
26,000	Starzen Co. Ltd.	75,575
5,300	Stella Chemifa Corp.	72,185
2,500	Studio Alice Co. Ltd.	35,095
8,000	Sugi Holdings Co. Ltd.	344,140
3,800	Sugimoto & Co. Ltd.	37,200
31,600	Sumco Corp.	294,296
4,800	Sumida Corp.	33,831
36,000	Suminoe Textile Co. Ltd.	128,440
84,000	Sumitomo Bakelite Co. Ltd.	336,441
8,900	Sumitomo Densetsu Co. Ltd.	105,902
72,500	Sumitomo Forestry Co. Ltd.	862,684
135,000	Sumitomo Heavy Industries Ltd.	668,011
139,400	Sumitomo Mitsui Construction Co. Ltd.(d)	159,911
246,000	Sumitomo Osaka Cement Co. Ltd.	894,415
13,000	Sumitomo Precision Products Co. Ltd.	52,574
6,280	Sumitomo Real Estate Sales Co. Ltd.	183,763
38,000	Sumitomo Seika Chemicals Co. Ltd.	261,177
61,000	Sumitomo Warehouse Co. Ltd. (The)	348,097
2,900	Sun Frontier Fudousan Co. Ltd.	33,408
2,000	Suncall Corp.	12,443
12,700	Sundrug Co. Ltd.	574,102
3,600	Sun-Wa Technos Corp.	36,222
23,000	Suzuken Co. Ltd.	740,096

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
115,000	SWCC Showa Holdings Co. Ltd.(d)	$128,567
5,400	Systena Corp.	40,842
3,400	T&K Toka Co. Ltd.	72,353
4,300	T. Hasegawa Co. Ltd.	65,672
42,000	T. RAD Co. Ltd.	117,999
3,000	Tabuchi Electric Co. Ltd.	29,806
6,000	Tachibana Eletech Co. Ltd.	81,777
11,900	Tachi-S Co. Ltd.	201,871
68,000	Tadano Ltd.	1,197,842
8,000	Taihei Dengyo Kaisha Ltd.	60,895
37,000	Taiheiyo Kouhatsu, Inc.	35,969
8,000	Taiho Kogyo Co. Ltd.	88,504
16,700	Taikisha Ltd.	390,124
10,000	Taiko Bank Ltd. (The)	21,971
700	Taiko Pharmaceutical Co. Ltd.	11,269
900	Taisei Lamick Co., Ltd.	23,448
5,500	Taiyo Holdings Co. Ltd.	171,098
59,000	Taiyo Nippon Sanso Corp.	523,667
49,600	Taiyo Yuden Co. Ltd.	537,637
1,600	Takachiho Koheki Co. Ltd.	16,192
16,000	Takagi Securities Co. Ltd.	40,597
7,100	Takamatsu Construction Group Co. Ltd.	120,858
4,000	Takano Co. Ltd.	23,565
3,900	Takara Holdings, Inc.	36,208
13,400	Takara Leben Co. Ltd.	45,985
4,400	Takara Printing Co. Ltd.	34,476
65,000	Takara Standard Co. Ltd.	595,246
41,000	Takasago International Corp.	196,102
30,400	Takasago Thermal Engineering Co. Ltd.	378,578
18,000	Takashima & Co. Ltd.	40,947
72,000	Takashimaya Co. Ltd.	668,449
16,100	Takata Corp.	323,675
3,730	Take And Give Needs Co. Ltd.	44,492
2,700	Takeei Corp.	29,608
1,900	Takeuchi Manufacturing Co. Ltd.	79,147
12,000	Takihyo Co. Ltd.	49,463
23,000	Takiron Co. Ltd.	132,144
33,000	Takisawa Machine Tool Co. Ltd.	67,049
18,000	Takuma Co. Ltd.	110,417
5,900	Tamron Co. Ltd.	132,723
50,000	Tamura Corp.	201,721
1,300	Tanseisha Co. Ltd.	8,796
20,500	Tatsuta Electric Wire and Cable Co. Ltd.	119,973
20,000	Tayca Corp.	74,078
19,000	TBK Co. Ltd.	97,156
600	Techno Medica Co. Ltd.	13,736
1,200	Techno Ryowa Ltd.	5,880
490,000	Teijin Ltd.	1,224,226
1,200	Teikoku Electric Manufacturing Co. Ltd.	31,591
Shares		Value
JAPAN (continued)
7,000	Teikoku Sen-I Co. Ltd.	$142,225
15,000	Teikoku Tsushin Kogyo Co. Ltd.	27,560
98,000	Tekken Corp.	367,744
5,300	Temp Holdings Co. Ltd.	169,513
2,300	T-Gaia Corp.	21,487
23,500	THK Co. Ltd.	572,736
1,000	Tigers Polymer Corp.	5,512
11,000	TKC Corp.	235,046
138,000	Toa Corp.	249,531
6,000	Toa Corp.	74,778
58,000	Toa Oil Co. Ltd.	97,545
22,000	Toa Road Corp.	91,751
51,000	Toabo Corp.	36,689
104,500	Toagosei Co. Ltd.	443,946
10,100	Tobishima Corp.(d)	16,201
15,000	Tobu Store Co. Ltd.	41,122
37,600	TOC Co. Ltd.	269,028
2,200	Tocalo Co. Ltd.	37,749
60,000	Tochigi Bank Ltd. (The)	250,814
106,000	Toda Corp.	459,593
10,000	Toda Kogyo Corp.(d)	29,067
1,400	Toei Animation Co. Ltd.	39,347
23,000	Toei Co. Ltd.	122,530
25,000	Toenec Corp.	137,559
62,000	Toho Bank Ltd. (The)	223,011
8,000	Toho Co. Ltd.	29,242
30,000	Toho Gas Co. Ltd.	167,112
11,600	Toho Holdings Co. Ltd.	220,464
2,100	Toho Titanium Co. Ltd.(d)	17,353
56,000	Toho Zinc Co. Ltd.	267,846
53,000	Tohoku Bank Ltd. (The)	77,801
500	Tohokushinsha Film Corp.	3,806
14,000	Tohto Suisan Co. Ltd.	25,859
44,000	Tokai Carbon Co. Ltd.	127,040
2,400	Tokai Corp.	70,345
19,000	TOKAI Holdings Corp.	80,717
22,000	Tokai Lease Co. Ltd.	43,202
26,700	Tokai Rika Co. Ltd.	562,734
17,500	Tokai Rubber Industries Ltd.	174,039
88,000	Tokai Tokyo Financial Holdings, Inc.	623,652
1,890	Token Corp.	88,010
33,840	Tokushu Tokai Paper Co. Ltd.	73,690
152,000	Tokuyama Corp.	529,004
13,600	Tokyo Broadcasting System Holdings, Inc.	159,183
2,200	Tokyo Derica Co. Ltd.	42,026
25,000	Tokyo Dome Corp.	119,088
2,400	Tokyo Electron Device Ltd.	33,784
5,000	Tokyo Energy & Systems, Inc.	29,991
40,000	Tokyo Keiki, Inc.	104,214
12,000	Tokyo Kikai Seisakusho Ltd.(d)	10,266
39,800	Tokyo Ohka Kogyo Co. Ltd.	961,483
7,000	Tokyo Rakutenchi Co. Ltd.	33,617

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
71,000	Tokyo Rope Manufacturing Co. Ltd.(d)	$126,311
2,500	Tokyo Sangyo Co. Ltd.	9,916
14,700	Tokyo Seimitsu Co. Ltd.	262,947
44,800	Tokyo Steel Manufacturing Co. Ltd.	273,508
32,000	Tokyo Tekko Co. Ltd.	172,031
31,000	Tokyo Theaters Co., Inc.	44,301
17,500	Tokyo Tomin Bank Ltd. (The)	208,915
27,000	Toli Corp.	58,533
28,000	Tomato Bank Ltd.	48,452
4,000	Tomen Devices Corp.	69,606
7,900	Tomen Electronics Corp.	126,873
18,100	Tomoe Corp.	76,190
2,900	Tomoe Engineering Co. Ltd.	46,461
4,000	Tomoegawa Co. Ltd.	7,622
49,000	Tomoku Co. Ltd.	141,953
69,000	TOMONY Holdings, Inc.	285,753
24,800	Tomy Co. Ltd.	129,467
25,000	Tonami Holdings Co. Ltd.	58,329
13,100	Topcon Corp.	303,224
24,100	Toppan Forms Co. Ltd.	238,036
29,000	Topre Corp.	414,145
84,000	Topy Industries Ltd.	175,570
1,000	Toridoll.corp.	8,399
8,800	Torigoe Co. Ltd. (The)	60,141
5,300	Torii Pharmaceutical Co. Ltd.	159,466
5,400	Torishima Pump Manufacturing Co. Ltd.	48,401
12,100	Tosei Corp.	81,518
59,000	Toshiba Machine Co. Ltd.	265,562
17,000	Toshiba Plant Systems & Services Corp.	272,357
106,000	Toshiba TEC Corp.	703,816
18,000	Tosho Printing Co. Ltd.	86,093
245,000	Tosoh Corp.	1,088,465
12,000	Totetsu Kogyo Co. Ltd.	297,011
21,000	Tottori Bank Ltd. (The)	43,892
158,000	Towa Bank Ltd. (The)	156,671
1,900	Towa Corp.	10,898
2,400	Towa Pharmaceutical Co. Ltd.	92,276
29,800	Toyo Construction Co. Ltd.	124,571
8,200	Toyo Corp.	91,913
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	12,949
62,000	Toyo Engineering Corp.	275,448
152,000	Toyo Ink SC Holdings Co. Ltd.	727,011
20,000	Toyo Kanetsu KK	50,163
28,000	Toyo Kohan Co. Ltd.	163,321
5,900	Toyo Machinery & Metal Co. Ltd.	30,055
22,000	Toyo Securities Co. Ltd.	62,237
5,800	Toyo Seikan Group Holdings Ltd.	91,512
16,000	Toyo Suisan Kaisha Ltd.	489,185
Shares		Value
JAPAN (continued)
600	Toyo Tanso Co. Ltd.	$14,921
49,000	Toyo Tire & Rubber Co. Ltd.	900,306
20,000	Toyo Wharf & Warehouse Co. Ltd.	44,913
219,000	Toyobo Co. Ltd.	357,673
29,100	Toyoda Gosei Co. Ltd.	596,060
21,100	Toyota Boshoku Corp.	241,840
9,200	TPR Co. Ltd.	218,049
1,200	Trancom Co. Ltd.	47,771
12,300	Transcosmos, Inc.	265,455
8,800	Trusco Nakayama Corp.	223,197
10,300	TS Tech Co. Ltd.	295,788
52,300	TSI Holdings Co. Ltd.	387,426
67,000	Tsubakimoto Chain Co.	579,040
8,000	Tsubakimoto Kogyo Co. Ltd.	23,098
47,000	Tsudakoma Corp.(d)	66,709
34,000	Tsugami Corp.	175,512
3,100	Tsukada Global Holdings, Inc.	21,698
15,000	Tsukamoto Corp Co. Ltd.	19,686
18,000	Tsukishima Kikai Co. Ltd.	201,235
39,433	Tsukuba Bank Ltd.	135,705
3,500	Tsukui Corp.	32,528
16,700	Tsumura & Co.	404,735
10,600	Tsuruha Holdings, Inc.	612,103
7,000	Tsurumi Manufacturing Co. Ltd.	94,114
2,400	Tsutsumi Jewelry Co. Ltd.	61,642
7,000	TTK Co. Ltd.	32,120
8,100	TV Asahi Holdings Corp.	144,338
200	TV Tokyo Holdings Corp.	3,412
113,840	UACJ Corp.	453,744
643,800	Ube Industries Ltd.	1,120,305
23,000	Uchida Yoko Co. Ltd.	83,848
14,000	Ueki Corp.	30,759
3,600	UKC Holdings Corp.	56,661
8,600	Ulvac, Inc.(d)	172,978
36,000	Uniden Corp.	88,193
400	Union Tool Co.	10,628
21,600	Unipres Corp.	471,624
7,300	United Arrows Ltd.	288,125
96,000	Unitika Ltd.(d)	42,930
3,000	Universal Entertainment Corp.	52,496
143,600	UNY Group Holdings Co. Ltd.	859,939
19,280	Usen Corp.(d)	77,221
14,100	U-Shin Ltd.	83,752
18,000	Ushio, Inc.	217,683
4,000	UT Holdings Co. Ltd.	23,526
8,800	Utoc Corp.	31,739
18,600	Valor Co. Ltd.	305,766
3,000	Village Vanguard Co. Ltd.	38,351
22,600	Vital KSK Holdings, Inc.	183,893
16,200	VT Holdings Co. Ltd.	87,563
32,000	Wacoal Holdings Corp.	340,641
25,200	Wacom Co. Ltd.	117,346
33,000	Wakachiku Construction Co. Ltd.	45,234
16,000	Wakita & Co. Ltd.	190,697

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
7,600	Warabeya Nichiyo Co. Ltd.	$152,938
2,800	Watabe Wedding Corp.	15,733
5,500	WATAMI Co. Ltd.	74,588
3,000	Weathernews, Inc.	91,576
1,700	Welcia Holdings Co. Ltd.	110,067
2,700	West Holdings Corp.	39,556
18,000	Wood One Co. Ltd.	54,421
200	Workman Co. Ltd.	9,916
500	Wowow, Inc.	20,974
18,700	Xebio Co. Ltd.	338,496
4,500	Yachiyo Bank Ltd. (The)	144,364
4,700	Yahagi Construction Co. Ltd.	36,187
1,200	Yaizu Suisankagaku Industry Co. Ltd.	11,292
3,700	YAMABIKO Corp.	147,115
164,100	Yamada Denki Co. Ltd.	588,664
76,000	Yamagata Bank Ltd. (The)	370,894
157,000	Yamaguchi Financial Group, Inc.	1,620,901
124,300	Yamaha Corp.	1,924,949
79,000	Yamanashi Chuo Bank Ltd. (The)	356,351
51,000	Yamatane Corp.	88,252
5,700	Yamato Kogyo Co. Ltd.	187,294
1,800	Yamaya Corp.	31,725
58,000	Yamazaki Baking Co. Ltd.	739,202
100	Yamazawa Co. Ltd.	1,622
18,200	Yamazen Corp.	145,437
2,500	Yaoko Co. Ltd.	141,691
700	Yashima Denki Co. Ltd.	3,824
43,800	Yaskawa Electric Corp.	576,534
7,900	Yasuda Logistics Corp.	81,254
15,900	Yellow Hat Ltd.	351,032
54,000	Yodogawa Steel Works Ltd.	243,581
17,000	Yokogawa Bridge Holdings Corp.	258,640
4,000	Yokogawa Electric Corp.	51,135
22,300	Yokohama Reito Co. Ltd.	189,039
46,000	Yokohama Rubber Co. Ltd. (The)	402,469
3,300	Yokowo Co. Ltd.	17,227
5,000	Yomeishu Seizo Co. Ltd.	46,128
5,000	Yondenko Corp.	20,512
3,100	Yondoshi Holdings, Inc.	68,169
3,200	Yonex Co. Ltd.	24,327
8,300	Yorozu Corp.	177,434
4,200	Yoshinoya Holdings Co. Ltd.	57,203
88,000	Yuasa Trading Co. Ltd.	188,208
27,000	Yuken Kogyo Co. Ltd.	64,570
3,800	Yumeshin Holdings Co. Ltd.	36,535
13,000	Yurtec Corp.	80,630
8,800	Yusen Logistics Co. Ltd.	102,402
2,000	Yushiro Chemical Industry Co. Ltd.	25,606
12,300	Zenrin Co. Ltd.	143,967
18,700	Zensho Holdings Co. Ltd.	188,154
Shares		Value
JAPAN (continued)
72,000	Zeon Corp.	$718,845
7,700	ZERIA Pharmaceutical Co. Ltd.	191,256
4,000	Zojirushi Corp.	18,626
600	Zuiko Corp.	31,498
10,700	Zuken, Inc.	105,164
		324,612,182
JERSEY CHANNEL ISLANDS — 0.0%
2,732	Atrium European Real Estate Ltd.	15,255
410,240	Centamin Plc(d)	499,718
6,633	Kentz Corp Ltd.	103,922
66,885	Petra Diamonds Ltd.(d)	225,619
43,770	Phoenix Group Holdings	517,280
8,082	Randgold Resources Ltd.	698,618
		2,060,412
LIECHTENSTEIN — 0.0%
795	VP Bank AG	68,761
LUXEMBOURG — 0.0%
34,744	APERAM(d)	1,171,470
1,818	Eurofins Scientific SE	542,747
1,096	GAGFAH SA(d)	19,255
89,000	L’Occitane International SA	229,676
100,579	Regus Plc	295,296
153,988	Transcom WorldWide SA, Class B - SDR(d)	27,011
		2,285,455
MALAYSIA — 0.8%
202,400	Aeon Co. (M) Berhad	255,217
8,520	Aeon Credit Service M Berhad	47,452
412,490	Affin Holdings Berhad	454,307
852,800	AirAsia Berhad	651,074
20,200	Alam Maritim Resources Berhad	9,797
567,500	Alliance Financial Group Berhad	868,296
20,100	Amway Malaysia Holdings Berhad	75,595
1,467,600	APM Automotive Holdings Berhad(c)	2,837,850
1,702,376	Axis Real Estate Investment Trust(c)	1,795,059
32,700	Batu Kawan Berhad	202,380
95,933	Berjaya Assets Berhad	24,914
714,800	Berjaya Corp. Berhad	112,946
113,181	Berjaya Sports Toto Berhad	136,341
128,600	BIMB Holdings Berhad	174,632
644,400	Bintulu Port Holdings Berhad(c)	1,431,552
365,904	Boustead Holdings Berhad	599,918
73,100	Boustead Plantation Berhad(d)	36,138
41,100	Bursa Malaysia Berhad	106,994
125,700	Cahya Mata Sarawak Berhad	154,962
49,500	Carlsberg Brewery-Malaysia Berhad	185,238

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
MALAYSIA (continued)
49,030	CB Industrial Product Holding Berhad	$73,484
25,300	Coastal Contracts Berhad	40,531
28,650	Dayang Enterprise Holdings Berhad	34,064
6,499,486	Dialog Group Berhad	3,782,554
585,500	DRB-Hicom Berhad	410,363
475,000	Eastern & Oriental Berhad	433,980
28,100	Engtex Group Berhad	16,705
116,100	Evergreen Fibreboard Berhad(d)	20,343
70,300	Faber Group Berhad	80,726
20,800	Fraser & Neave Holdings Berhad	115,715
546,100	Gamuda Berhad	816,758
89,300	Genting Plantations Berhad	307,912
23,300	Globetronics Technology Berhad	34,483
125,000	Glomac Berhad	46,934
59,600	Guinness Anchor Berhad	252,125
499,380	HAP Seng Consolidated Berhad	548,443
110,500	Hap Seng Plantations Holdings Berhad	92,314
1,510,080	Hartalega Holdings Berhad(c)	3,123,163
19,992	Hock Seng LEE Berhad	11,948
72,600	Hong Leong Financial Group Berhad	396,620
51,500	Hong Leong Industries Berhad	109,736
37,733	Hua Yang Berhad	28,453
391,730	IGB Corp. Berhad	348,095
833,940	IJM Corp. Berhad	1,745,638
192,200	IJM Land Berhad	202,664
125,900	IJM Plantations Berhad	142,209
43,848	Integrated Logistics Berhad	12,965
147,800	Iris Corp. Berhad	20,348
162,700	JAKS Resources Berhad(d)	38,435
218,400	JCY International Berhad	48,176
59,079	K&N Kenanga Holdings Berhad(d)	14,788
44,400	Karambunai Corp. Berhad(d)	1,250
89,800	Keck Seng (Malaysia) Berhad	186,849
103,900	Kian JOO CAN Factory Berhad	101,104
1,976,800	KKB Engineering Berhad(c)	1,546,308
293,400	KLCCP Stapled Group	588,452
589,500	KNM Group Berhad(d)	195,516
38,800	Kossan Rubber Industries	48,682
3,053,988	KPJ Healthcare Berhad(c)	3,373,147
83,900	KSL Holdings Berhad(d)	78,755
360,400	Kulim Malaysia Berhad(d)	367,617
52,850	Kumpulan Fima Berhad	37,041
87,500	Lafarge Malaysia Berhad	266,935
232,500	Land & General Berhad(d)	47,286
157,800	Landmarks Berhad(d)	79,986
37,900	LBS Bina Group Berhad	20,515
79,000	Lingkaran Trans Kota Holdings Berhad	94,919
15,500	LPI Capital Berhad	84,581
Shares		Value
MALAYSIA (continued)
387,807	Mah Sing Group Berhad	$290,006
121,750	Malayan Flour Mills Berhad	78,094
160,823	Malaysia Airports Holdings Berhad	377,401
175,980	Malaysia Building Society Berhad	123,891
14,800	Malaysia Marine and Heavy Engineering Holdings Berhad	16,115
107,700	Malaysian Bulk Carriers Berhad	59,309
32,000	Malaysian Pacific Industries Berhad	60,876
291,250	Malaysian Resources Corp. Berhad	157,654
37,180	MBM Resources Berhad	34,667
2,645,200	Media Prima Berhad(c)	2,052,596
18,700	Mega First Corp. Berhad	13,399
81,000	MKH Berhad	105,432
408,300	MMC Corp. Berhad	319,384
45,500	MNRB Holdings Berhad	67,339
102,700	Mudajaya Group Berhad	80,977
189,500	Muhibbah Engineering M Berhad	186,180
690,300	Mulpha International Berhad(d)	115,554
17,800	My EG Services Berhad	16,040
50,500	Naim Holdings Berhad	63,362
157,000	Nam Cheong Ltd.	57,892
60,300	NCB Holdings Berhad	55,470
5,000	Nestle Malaysia Berhad	104,975
102,200	Oriental Holdings Berhad	250,064
441,390	OSK Holdings Berhad	299,692
39,200	Padini Holdings Berhad	24,531
4,300	Panasonic Manufacturing Malaysia Berhad	28,308
53,900	Paramount Corp. Berhad	26,815
55,731	Parkson Holdings Berhad(d)	50,569
45,300	Perisai Petroleum Teknologi Berhad(d)	21,686
43,000	PJ Development Holdings Berhad	25,160
142,800	POS Malaysia Berhad	234,574
55,600	Press Metal Berhad	92,551
22,300	Protasco Berhad	12,769
3,838,500	QL Resources Berhad(c)	4,107,531
66,000	Salcon Berhad	18,895
36,200	Sarawak Oil Palms Berhad	77,021
7,600	Scientex Berhad	13,531
43,900	Scomi Energy Services Berhad(d)	13,873
494,800	Scomi Group Berhad(d)	65,024
2,300	Selangor Properties Berhad	4,692
51,500	Shangri-La Hotels (Malaysia) Berhad	120,048
28,800	Shell Refining Co. Federation of Malaya Berhad(d)	49,562
18,690	Subur Tiasa Holdings Berhad	13,450
443,660	Sunway Berhad	445,603
61,900	Supermax Corp. Berhad	42,028

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
MALAYSIA (continued)
5,400	Syarikat Takaful Malaysia Berhad	$21,965
89,164	Ta Ann Holdings Berhad	119,127
682,700	TA Enterprise Berhad	217,883
195,360	TA Global Berhad	25,673
142,300	TAN Chong Motor Holdings Berhad	235,979
98,700	Tanjung Offshore Berhad(d)	18,066
444,000	TDM Berhad	136,840
61,440	TH Plantations Berhad	38,448
315,760	Time dotCom Berhad(d)	453,485
46,900	Tiong NAM Logistics Holdings	20,251
120,960	Top Glove Corp. Berhad	175,233
155,100	Tropicana Corp. Berhad	69,397
57,200	TSH Resources Berhad	64,431
285,308	UEM Sunrise Berhad	188,360
134,900	UMW Holdings Berhad	493,845
238,900	Unisem (M) Berhad	130,812
15,000	United Malacca Berhad	35,200
33,600	United Plantations Berhad	303,830
132,030	Wah Seong Corp. Berhad	76,838
473,300	WCT Holdings Berhad	319,877
7,153,250	Wellcall Holdings Berhad(c)	3,424,428
170,700	WTK Holdings Berhad	74,241
140,671	YNH Property Berhad	91,551
876,900	YTL Corp. Berhad	430,768
104,505	YTL Power International Berhad(d)	48,394
25,600	Zhulian Corp. Berhad	21,146
		48,340,935
MALTA — 0.0%
10,268	Brait SE(d)	71,626
8,169	Kambi Group Plc(d)	48,435
8,169	Unibet Group Plc - SDR	398,491
		518,552
MEXICO — 0.6%
1,173,739	Alfa SAB de CV - Series A	3,205,142
76,868	Alsea SAB de CV(d)	262,584
299,300	Arca Continental SAB de CV	2,115,929
1,673,300	Asesor de Activos Prisma SAPI de CV REIT(c)	2,278,321
407,670	Axtel SAB de CV - CPO Units(d)	138,768
17,608	Banregio Grupo Financiero SAB de CV	99,894
4,984	Bio Pappel SAB de CV(d)	9,836
900,300	Bolsa Mexicana de Valores SAB de CV	1,832,608
1,800	Cia Minera Autlan SAB de CV - Series B	2,151
6,400	Concentradora Fibra Hotelera Mexicana SA de CV REIT	11,231
147,024	Consorcio ARA SAB de CV(d)	67,173
227,687	Controladora Comercial Mexicana SAB de CV - Units	840,134
Shares		Value
MEXICO (continued)
1,456,300	Corp. Inmobiliaria Vesta SAB de CV	$3,138,426
800	Corp. Actinver SAB de CV	919
78,869	Corp. GEO SAB de CV - Series B(c)(d)	690
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(c)(d)	45,915
27,300	Corp. Moctezuma SAB de CV	92,927
124,820	Empresas ICA SAB de CV(d)	221,315
1,947,800	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(c)	2,799,410
10,800	Financiera Independencia SAB de CV(d)	6,045
159,527	Genomma Lab Internacional SAB de CV - Class B(d)	426,572
53,869	Gruma SAB de CV - Series B(d)	591,337
29,269	Grupo Aeromexico SAB de CV(d)	48,664
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	433,266
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,899,264
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	2,047,116
1,600	Grupo Carso SAB de CV - Series A1	9,061
120,492	Grupo Cementos de Chihuahua SAB de CV(c)	336,138
45,878	Grupo Comercial Chedraui SA de CV	148,878
55,667	Grupo Famsa SAB de CV(d)	65,899
12,100	Grupo Financiero Interacciones SA de CV	87,867
34,081	Grupo Herdez SAB de CV	95,953
57,500	Grupo Industrial Maseca SAB de CV - Series B	90,860
12,400	Grupo Industrial Saltillo SAB de CV	30,766
11,600	Grupo KUO SAB de CV - Series B	26,245
45,400	Grupo Simec SAB de CV - Series B(d)	217,075
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(d)	749,149
10,860	Industrias Bachoco SAB de CV - Series B	48,065
170,175	Industrias CH SAB de CV - Series B(d)	951,281
17,468	Industrias Penoles SAB de CV	436,039
11,100	Inmuebles Carso SAB de CV - Series B1(d)	12,359
292,627	Kimberly-Clark de Mexico SAB de CV - Class A	741,971

49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
MEXICO (continued)
1,544,600	Macquarie Mexico Real Estate Management SA de CV REIT	$3,109,062
100	Medica Sur SAB de CV - Series B	378
33,400	Megacable Holdings SAB de CV - CPO Shares	144,363
420,231	Mexichem SAB de CV	1,678,381
117,771	Minera Frisco SAB de CV(d)	231,266
305,222	OHL Mexico SAB de CV(d)	887,499
146,807	Organizacion Soriana SAB de CV - Series B(d)	478,289
59,600	Promotora y Operadora de Infraestructura SAB de CV(d)	804,375
46,400	Qualitas Controladora SAB de CV - Units	125,898
427,400	TV Azteca SAB de CV - CPO Shares	235,038
67,123	Urbi Desarrollos Urbanos SAB de CV(c)(d)	134
		35,357,926
MONGOLIA — 0.0%
274,500	Mongolian Mining Corp.(d)	19,835
NETHERLANDS — 1.0%
47,325	Aalberts Industries NV	1,445,795
11,593	Accell Group NV	214,303
21,701	AMG Advanced Metallurgical Group NV(d)	211,344
4,482	Amsterdam Commodities NV	102,027
12,716	Arcadis NV	397,758
27,444	ASM International NV	1,044,952
33,735	BE Semiconductor Industries NV	563,304
5,643	Beter Bed Holding NV	130,307
88,005	BinckBank NV	996,007
8,012	Brunel International NV	210,277
16,953	Corbion NV	323,374
5,881	Corio NV REIT	312,832
130,692	Delta Lloyd NV	3,021,421
2,240	Exact Holding NV	93,283
25,612	Fugro NV - CVA	988,229
25,465	Gemalto NV	2,487,850
2,565	Global City Holdings NV(d)	28,689
18,365	Grontmij(d)	99,916
12,777	Heijmans NV - CVA	181,954
654	Hunter Douglas NV	29,381
4,538	KAS Bank NV - CVA	61,374
5,597	Kendrion NV	174,625
153,007	Koninklijke BAM Groep NV	416,938
495,102	Koninklijke Boskalis Westminster NV	26,478,808
17,140	Koninklijke Ten Cate NV	442,730
17,934	Koninklijke Vopak NV	832,101
68,974	Koninklijke Wessanen NV	401,763
981	Macintosh Retail Group NV(d)	9,852
95	Nederland Apparatenfabriek	3,740
37,423	Nutreco NV	1,599,798
Shares		Value
NETHERLANDS (continued)
40,204	Ordina NV(d)	$96,688
97,294	PostNL NV(d)	487,121
348,936	QIAGEN NV(d)	8,512,207
113,540	Randstad Holding NV	5,635,950
52,102	Royal Imtech NV(d)	41,302
66,294	SBM Offshore NV(d)	892,590
13,506	Sligro Food Group NV	539,842
86,230	SNS REAAL NV(b)(c)(d)	0
5,125	Telegraaf Media Groep NV - CVA	44,676
15,951	TKH Group NV	501,940
125,333	TNT Express NV	1,011,995
60,046	TomTom NV(d)	437,561
68,932	USG People NV	954,415
61,714	Wolters Kluwer NV	1,710,192
15,849	Ziggo NV	714,882
		64,886,093
NEW ZEALAND — 0.4%
30,797	a2 Milk Co. Ltd.(d)	17,005
329,836	Air New Zealand Ltd.	554,789
4,199,958	Auckland International Airport Ltd.(c)	13,629,274
172,372	Contact Energy Ltd.	811,224
19,426	Ebos Group Ltd.	167,005
69,245	Fisher & Paykel Healthcare Corp. Ltd.	279,413
31,055	Freightways Ltd.	129,796
6,326	Hallenstein Glasson Holdings Ltd.	16,283
38,459	Heartland New Zealand Ltd.	30,711
67,426	Infratil Ltd.	142,624
47,679	Kathmandu Holdings Ltd.	134,876
32,296	Mainfreight Ltd.	408,789
14,378	Metlifecare Ltd.	53,864
49,457	New Zealand Oil & Gas Ltd.	33,821
28,457	New Zealand Refining Co. Ltd. (The)	40,855
121,885	Nuplex Industries Ltd.	307,518
45,243	NZX Ltd.	50,349
73,491	PGG Wrightson Ltd.	24,972
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.	747,580
13,536	Pumpkin Patch Ltd.(d)	4,255
19,670	Restaurant Brands New Zealand Ltd.	54,641
15,128	Sanford Ltd.	52,048
51,422	Skellerup Holdings Ltd.	73,824
199,527	Sky Network Television Ltd.	1,144,115
2,188,507	SKYCITY Entertainment Group Ltd.	6,990,370
495,193	Telecom Corp of New Zealand Ltd.	1,194,696
47,121	Tower Ltd.	73,254
85,093	Trade Me Group Ltd.	251,558
29,035	TrustPower Ltd.	176,110
58,037	Vector Ltd.	128,187

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
NEW ZEALAND (continued)
43,509	Warehouse Group Ltd. (The)	$117,166
		27,840,972
NORWAY — 0.2%
16,034	ABG Sundal Collier Holding ASA	14,207
1,309	AF Gruppen ASA	14,784
31,265	Agasti Holding ASA(d)	6,913
11,391	Aker ASA - Class A	436,697
7,169	American Shipping ASA	53,257
34,500	Atea ASA	407,490
49,395	Austevoll Seafood ASA	333,944
5,832	Bonheur ASA	106,688
183,740	BW Offshore Ltd.	244,057
55,760	Cermaq ASA	705,166
136,488	DNO ASA(d)	459,856
11,599	DOF ASA(d)	50,925
72,307	Dolphin Group ASA(d)	64,297
7,264	Ekornes ASA	90,419
154,310	Eltek ASA	221,167
7,836	Evry ASA	14,709
142,851	Farstad Shipping ASA(c)	2,613,260
16,182	Fred Olsen Energy ASA	367,846
7,560	Ganger Rolf ASA	127,476
10,278	Grieg Seafood ASA(d)	45,779
8,567	Hexagon Composites ASA	50,015
35,888	Hurtigruten ASA(d)	24,719
272,219	Kongsberg Automotive Holding ASA(d)	294,462
14,697	Kongsberg Gruppen ASA	335,492
40,131	Kvaerner ASA	70,222
5,665	Leroy Seafood Group ASA	205,014
10,381	Nordic Semiconductor ASA(d)	56,146
37,783	Norske Skogindustrier ASA(d)	31,795
6,124	Norwegian Air Shuttle AS(d)	186,067
4,477	Odfjell SE - Class A(d)	18,730
23,394	Opera Software ASA	275,011
150,331	Panoro Energy ASA(d)	82,025
132,657	Petroleum Geo-Services ASA	1,135,309
2,726	PhotoCure ASA(d)	9,323
6,386	Q-Free ASA(d)	13,968
1,092,266	REC Silicon ASA(d)	609,870
11,533	REC Solar ASA(d)	154,199
9,641	Salmar ASA	188,638
46,356	Sevan Drilling AS(d)	22,122
5,087	Sevan Marine ASA	19,502
80,919	Siem Offshore, Inc.	103,621
6,632	Solstad Offshore ASA	111,301
29,923	SpareBank 1 SMN	254,660
59,830	SpareBank 1 SR Bank ASA	549,633
204,337	Storebrand ASA(d)	1,138,321
16,977	TGS Nopec Geophysical Co. ASA	483,410
50,237	Tomra Systems ASA	417,553
131,000	Vard Holdings Ltd.(d)	113,936
26,254	Veidekke ASA	287,124
Shares		Value
NORWAY (continued)
14,824	Wilh Wilhelmsen ASA	$122,033
3,850	Wilh Wilhelmsen Holding ASA	117,588
		13,860,746
PERU — 0.1%
1,073,143	Alicorp SA(c)	3,199,123
2,502,410	Ferreycorp SAA(c)	1,518,778

		4,717,901
PHILIPPINES — 0.2%
56,700	Alliance Global Group, Inc.	34,362
68,800	Atlas Consolidated Mining & Development	25,444
389,966	Belle Corp.	44,844
98,461	China Banking Corp.	125,680
192,890	DMCI Holdings, Inc.	324,071
72,800	EEI Corp.	19,422
2,243,800	Energy Development Corp.	316,857
3,472,375	Filinvest Land, Inc.	116,598
307,300	First Gen Corp.	157,254
213,520	First Philippine Holdings Corp.	353,575
7,820	Globe Telecom, Inc.	312,045
14,287,500	GMA Holdings, Inc. - PDR(c)	2,365,915
189,870	International Container Terminal Services, Inc.	494,762
122,860	Jollibee Foods Corp.	499,578
93,834	Lafarge Republic, Inc.	21,408
1,252,000	Lopez Holdings Corp.	152,325
5,309,500	Manila Water Co., Inc.(c)	3,272,645
10,796,696	Megaworld Corp.	1,055,335
777,000	Metro Pacific Investments Corp.	89,709
334,691	Metropolitan Bank & Trust Co.	661,992
2,628,500	Nickel Asia Corp.	2,176,311
623,000	Pepsi-Cola Products Philippines, Inc.	68,060
18,700	Philippine National Bank(d)	38,707
126,720	Philweb Corp.	13,436
135,000	Rizal Commercial Banking Corp.	173,873
538,500	Robinsons Land Corp.	280,520
38,150	San Miguel Corp.	69,316
206,241	Security Bank Corp.	569,202
30,030	Semirara Mining Corp.	243,113
1,696	Top Frontier Investment Holdings, Inc.(d)	5,956
102,600	Union Bank of Philippines, Inc.	278,917
63,105	Universal Robina Corp.	235,846
2,843,000	Vista Land & Lifescapes, Inc.	383,818
		14,980,896
POLAND — 0.2%
4,562	Alior Bank SA(d)	112,943
1,432	AmRest Holdings SE(d)	33,043
37,687	Asseco Poland SA	502,203
14,853	Bank Handlowy w Warszawie SA	518,853
109,470	Bank Millennium SA	263,124

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
POLAND (continued)
37,571	Boryszew SA(d)	$64,780
6,112	Budimex SA	217,719
94	CCC SA	3,308
7,564	CD Projekt SA(d)	37,089
10,830	Ciech SA	124,984
17,081	Cyfrowy Polsat SA	128,095
1,000	Dom Development SA	14,197
2,276	Emperia Holding SA	43,619
69,817	Enea SA(d)	339,206
32,056	Eurocash SA	396,038
1,848	Famur SA	2,150
5,542	Farmacol SA(d)	83,868
200,299	Getin Holdings SA(d)	177,812
594,239	Getin Noble Bank SA(d)	525,622
13,281	Grupa Azoty SA	309,818
119	Grupa Azoty Zaklady Chemiczne Police SA	858
3,848	Grupa Kety SA	271,307
29,265	Grupa Lotos SA(d)	340,173
34,084	Impexmetal SA(d)	23,922
3,436	ING Bank Slaski SA	144,254
2,620	Inter Cars SA	140,056
2,681	Jastrzebska Spolka Weglowa SA(d)	35,700
350	LPP SA	874,916
13,266	Lubelski Wegiel Bogdanka SA	487,224
6,150	mBank	922,411
209,106	Netia SA	377,293
131	Neuca SA	9,436
44,811	Orange Polska SA	147,920
10,774	Orbis SA	144,675
2,139	Pelion SA	49,035
1,233	Polski Koncern Naftowy Orlen SA	14,621
189,425	Synthos SA	273,183
564,742	Tauron Polska Energia SA(d)	917,618
36,579	TVN SA(d)	166,465
856	Warsaw Stock Exchange	9,794
		9,249,332
PORTUGAL — 0.1%
16,720	Altri SGPS SA	46,793
189,489	Banco BPI SA(d)	382,378
12,767,662	Banco Comercial Portugues SA(d)	1,832,744
1,231,589	Banco Espirito Santo SA(d)	331,480
2,336	Corticeira Amorim SGPS SA	9,071
30,258	Jeronimo Martins SGPS SA	395,850
49,289	Mota-Engil SGPS SA	308,353
53,030	NOS SGPS	316,845
272	Novabase SGPS SA	1,165
87,362	Portucel SA	401,248
48,971	Portugal Telecom SGPS SA	105,772
17,871	REN - Redes Energeticas Nacionais SGPS SA	62,984
Shares		Value
PORTUGAL (continued)
30,205	Semapa - Sociedade de Investimento e Gestao	$443,692
375,870	Sonae	565,718
19,770	Sonae Industria SGPS SA(d)	9,557
57,798	Teixeira Duarte SA	62,070
		5,275,720
QATAR — 0.1%
99,503	Gulf International Services OSC	3,140,042
SINGAPORE — 1.7%
23,000	Abterra Ltd.(d)	12,353
22,000	Amara Holdings Ltd.	10,493
2,615,000	Ascendas India Trust - Unit(c)	1,760,802
7,901,000	Ascendas Real Estate Investment Trust	14,756,978
155,400	ASL Marine Holdings Ltd.	84,707
291,000	Ausgroup Ltd.(d)	96,806
184,000	Banyan Tree Holdings Ltd.(c)	97,347
211,000	Biosensors International Group Ltd.	143,768
7,400	Bonvests Holdings Ltd.	8,661
105,000	Boustead Singapore Ltd.	154,870
39,000	Breadtalk Group Ltd.	43,142
43,000	Bukit Sembawang Estates Ltd.	216,120
11,879	Cape Plc	56,957
12,858,000	CapitaMall Trust REIT	20,304,818
111,000	CH Offshore Ltd.	41,820
42,000	China Aviation Oil Singapore Corp. Ltd.	27,776
51,000	China Merchants Holdings Pacific Ltd.	39,451
192,000	Chip Eng Seng Corp. Ltd.	127,743
331,000	ComfortDelGro Corp. Ltd.	687,206
464,000	Cosco Corp. Singapore Ltd.	265,940
303,000	CSC Holdings Ltd.	18,945
110,000	CSE Global Ltd.	63,928
96,000	CWT Ltd.	130,052
13,000	Elec & Eltek International Co. Ltd.	20,019
14,000	Ellipsiz Ltd.	1,145
15,600	Eu Yan Sang International Ltd.	10,254
190,600	Ezion Holdings Ltd.	328,489
8,876,400	Ezra Holdings Ltd.	8,360,537
100,000	Falcon Energy Group Ltd.	34,068
130,121	Far East Orchard Ltd.(c)	198,702
179,000	First Resources Ltd.	324,281
183,000	FJ Benjamin Holdings Ltd.	28,605
28,000	Food Empire Holdings Ltd.	8,529
8,000	Forterra Trust - Units(d)	10,902
657,000	Fragrance Group Ltd.	126,397
306,000	Gallant Venture Ltd.(d)	74,814
2,000	GK Goh Holdings Ltd.	1,435
52,560	Global Premium Hotels Ltd.	15,589
537,000	GMG Global Ltd.	35,728
89,000	Goodpack Ltd.	175,503
80,000	GP Industries Ltd.	33,026

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SINGAPORE (continued)
145,666	Guocoland Ltd.	$247,545
111,000	GuocoLeisure Ltd.	96,986
21,000	Hanwell Holdings Ltd.(d)	4,882
252,875	Healthway Medical Corp. Ltd.(d)	11,960
113,000	HG Metal Manufacturing Ltd.	7,156
32,000	Hiap Hoe Ltd.	23,086
55,000	Hi-P International Ltd.	28,437
151,000	Ho Bee Land Ltd.	272,345
274,800	Hong Fok Corp. Ltd.	234,599
131,000	Hong Leong Asia Ltd.	166,966
3,000	Hour Glass Ltd. (The)	4,461
65,000	HupSteel Ltd.	10,942
7,399,000	Hyflux Ltd.(c)	7,028,309
253,000	Indofood Agri Resources Ltd.	196,721
397,000	IPC Corp. Ltd.	48,690
101,000	Jiutian Chemical Group Ltd.(d)	5,424
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
304,000	K1 Ventures Ltd.	49,956
13,000	Keppel Infrastructure Trust - Units	10,786
170,000	Keppel Land Ltd.	496,032
34,000	Keppel Telecommunications & Transportation Ltd.	46,469
195,000	LCD Global Investments Ltd.	46,112
202,000	Lian Beng Group Ltd.	116,585
66,000	Low Keng Huat Singapore Ltd.	35,976
75,000	Lum Chang Holdings Ltd.	23,146
120,000	M1 Ltd.	360,721
6,000	Marco Polo Marine Ltd.	1,683
351,800	Metro Holdings Ltd.	262,264
153,000	Mewah International, Inc.	52,124
448,000	Midas Holdings Ltd.	156,216
362,000	Neptune Orient Lines Ltd.(d)	275,671
25,000	NSL Ltd.	34,369
32,238	OM Holdings Ltd.(d)	14,380
32,000	OSIM International Ltd.	73,619
675,000	Otto Marine Ltd.	38,958
28,666	OUE Hospitality Trust REIT	20,796
140,000	OUE Ltd.	274,950
66,000	Oxley Holdings Ltd.	35,182
21,000	Pan-United Corp. Ltd.	17,928
60,000	Petra Foods Ltd.	189,499
165,000	Popular Holdings Ltd.	34,389
116,567	QAF Ltd.	81,293
219,250	Raffles Education Corp. Ltd.(d)	67,664
46,281	Raffles Medical Group Ltd.	145,057
150,000	Rickmers Maritime - Units	36,072
121,000	Rotary Engineering Ltd.	72,261
217,500	Roxy-Pacific Holdings Ltd.	99,379
1,594,000	S i2i Ltd.(d)	8,944
17,000	San Teh Ltd.	4,088
5,337,000	SATS Ltd.(c)	12,877,250
5,000	SBS Transit Ltd.	6,814
54,000	Sheng Siong Group Ltd.	30,733
Shares		Value
SINGAPORE (continued)
4,621,000	SIA Engineering Co. Ltd.(c)	$17,224,569
100,500	Sim Lian Group Ltd.	68,477
569,000	Sinarmas Land Ltd.	303,315
346,000	Singapore Post Ltd.	488,144
174,000	Singapore Reinsurance Corp. Ltd.(c)	41,146
45,000	SMRT Corp. Ltd.	56,994
484,000	Stamford Land Corp. Ltd.(c)	250,244
3,507,000	StarHub Ltd.(c)	11,975,808
183,000	Sunningdale Tech Ltd.	30,072
136,000	SunVic Chemical Holdings Ltd.(d)	55,599
198,000	Super Group Ltd.	234,108
308,000	Swiber Holdings Ltd.	129,619
143,000	Tat Hong Holdings Ltd.	100,874
54,000	Technovator International Ltd.(d)	25,084
219,000	Tiong Woon Corp. Holding Ltd.	59,687
415,314	Tuan Sing Holdings Ltd.	133,167
186,250	UMS Holdings Ltd.	93,312
336,254	United Engineers Ltd.	646,901
103,000	United Envirotech Ltd.	113,114
423,975	United Industrial Corp. Ltd.(c)	1,155,523
242,067	UOB-Kay Hian Holdings Ltd.(c)	315,318
311,711	UOL Group Ltd.	1,656,628
94,000	Venture Corp. Ltd.	611,094
686,666	Vibrant Group Ltd.	66,602
209,812	Wheelock Properties (Singapore) Ltd.	318,712
268,420	Wing Tai Holdings Ltd.	424,954
1,436	XP Power Ltd.	36,366
37,000	YHI International Ltd.	7,267
522,000	Yongnam Holdings Ltd.	98,333
		110,145,612
SOUTH AFRICA — 0.6%
37,101	Adcock Ingram Holdings Ltd.(d)	182,962
3,244	Adcorp Holdings Ltd.	10,133
114,293	Advtech Ltd.	82,076
59,169	Aeci Ltd.	676,501
109,566	African Bank Investments Ltd.	62,942
2,145	African Oxygen Ltd.	3,731
53,160	African Rainbow Minerals Ltd.	988,836
13,164	Allied Electronics Corp. Ltd.	32,410
21,532	ArcelorMittal South Africa Ltd.(d)	76,305
4,516	Assore Ltd.	149,129
10,760	Astral Foods Ltd.	144,497
85,419	Aveng Ltd.(d)	193,653
110,010	AVI Ltd.	622,737
114,432	Barloworld Ltd.	1,088,507
28,795	Blue Label Telecoms Ltd.	21,483
32,224	Business Connexion Group Ltd.	19,083
9,645	Capitec Bank Holdings Ltd.	219,075
4,294	Cashbuild Ltd.	54,861

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
57,968	Caxton and CTP Publishers and Printers Ltd.	$85,252
7,765	City Lodge Hotels Ltd.	84,725
391,378	Clicks Group Ltd.	2,397,250
1,776	Consolidated Infrastructure Group Ltd.(d)	4,936
44,626	Coronation Fund Managers Ltd.	407,639
104,860	DataTec Ltd.	547,623
77,015	Discovery Ltd.	675,129
7,529	Distell Group Ltd.	95,371
172,335	DRDGOLD Ltd.	48,857
200,332	EOH Holdings Ltd.	1,759,888
44,471	Eqstra Holdings Ltd.	28,616
28,607	Exxaro Resources Ltd.	388,167
1,244	Famous Brands Ltd.	11,497
54,199	Foschini Group Ltd. (The)	593,748
390,724	Gold Fields Ltd.	1,554,078
7,837	Grand Parade Investments Ltd.	4,604
152,440	Grindrod Ltd.	371,611
20,003	Group Five Ltd.	74,617
102,415	Harmony Gold Mining Co. Ltd.(d)	316,328
11,939	Hudaco Industries Ltd.	100,874
6,374	Hulamin Ltd.(d)	4,755
14,767	Hyprop Investments Ltd. - Units	114,233
54,124	Illovo Sugar Ltd.	151,374
83,594	Imperial Holdings Ltd.	1,543,562
1,932	Invicta Holdings Ltd.	19,819
27,883	JD Group Ltd.	64,877
23,157	JSE Ltd.	214,445
33,715	KAP Industrial Holdings Ltd.	12,577
27,739	Lewis Group Ltd.	164,292
59,244	Liberty Holdings Ltd.	715,481
189,019	Life Healthcare Group Holdings Ltd.	777,370
20,252	Massmart Holdings Ltd.	264,978
47,254	Mediclinic International Ltd.	376,780
106,290	Merafe Resources Ltd.(d)	13,679
29,353	Metair Investments Ltd.	101,420
317,966	MMI Holdings Ltd.	770,674
17,063	Mondi Ltd.	299,553
20,409	Mpact Ltd.	57,308
48,758	Mr. Price Group Ltd.	923,051
77,109	Murray & Roberts Holdings Ltd.(d)	180,206
202,370	Nampak Ltd.	769,999
261,524	Netcare Ltd.	753,622
72,276	Northam Platinum Ltd.(d)	296,640
219,663	Oceana Group Ltd.(c)	1,700,683
20,617	Omnia Holdings Ltd.	446,064
50,737	Peregrine Holdings Ltd.	110,010
4,111	Petmin Ltd.	824
45,606	Pick’n Pay Stores Ltd.	249,104
17,834	Pinnacle Holdings Ltd.	22,353
218,150	Pioneer Foods Ltd.	2,388,400
Shares		Value
SOUTH AFRICA (continued)
88,298	PPC Ltd.	$264,820
50,557	PSG Group Ltd.	465,588
20,615	Raubex Group Ltd.	44,198
18,485	Resilient Property Income Fund Ltd. REIT	110,500
37,081	Reunert Ltd.	222,320
11,250	Santam Ltd.	209,703
350,187	Sappi Ltd.(d)	1,328,836
366,153	Sibanye Gold Ltd.	868,687
38,542	Spar Group Ltd. (The)	445,697
7,238	Spur Corp. Ltd.	21,141
270,666	Steinhoff International Holdings Ltd.	1,352,951
11,223	Sun International Ltd.	112,199
147,800	Super Group Ltd.(d)	414,193
168,349	Telkom SA SOC Ltd.(d)	779,809
17,108	Tiger Brands Ltd.	492,595
14,182	Times Media Group Ltd.	28,435
13,752	Tongaat Hulett Ltd.	196,091
24,146	Trencor Ltd.	171,159
68,797	Truworths International Ltd.	482,727
46,017	Tsogo Sun Holdings Ltd.	116,298
9,811	Wilson Bayly Holmes-Ovcon Ltd.	117,196
191,832	Woolworths Holdings Ltd.	1,483,241
211,907	Zeder Investments Ltd.	115,212
		37,531,460
SOUTH KOREA — 1.5%
2,211	Able C&C Co. Ltd.	56,359
96	Actoz Soft Co. Ltd.(d)	2,489
4,636	Advanced Process Systems Corp.(d)	33,693
294	Ahnlab, Inc.	11,141
5,000	AJ Rent A Car Co. Ltd.(d)	66,887
1,511	AK Holdings, Inc.	89,380
599	AMOREPACIFIC Corp.	1,031,503
1,128	AMOREPACIFIC Group	972,329
4,859	Amotech Co. Ltd.(d)	34,037
1,753	Anapass, Inc.	17,908
931	Asia Cement Co. Ltd.	99,635
408	ASIA Holdings Co. Ltd.	55,175
2,330	Asia Paper Manufacturing Co. Ltd.	52,818
28,250	Asiana Airlines, Inc.(d)	128,765
2,778	AtlasBX Co. Ltd.	111,623
14,750	AUK Corp.(d)	28,916
4,460	Baiksan Co. Ltd.	24,603
2,450	Basic House Co. Ltd. (The)	51,129
1,657	Binggrae Co. Ltd.	128,807
1,230	Bioland Ltd.	20,164
415	Boryung Pharmaceutical Co. Ltd.	16,352
108,856	BS Financial Group, Inc.	1,752,753
1,443	Bukwang Pharmaceutical Co. Ltd.	23,586

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,010	Byucksan Corp.	$8,643
10,213	CammSys Corp.	22,208
2,310	Capro Corp.(d)	9,956
1,952	Celltrion Pharm, Inc.(d)	18,953
7,727	Celltrion, Inc.(d)	299,578
6,406	Chabiotech Co. Ltd.(d)	88,500
2,415	Chadiostech Co. Ltd.(d)	6,720
19,930	Cheil Worldwide, Inc.(d)	418,824
2,790	Chong Kun Dang Pharmaceutical Corp.	174,536
1,079	Chongkundang Holdings Corp.	45,192
73	Chosun Refractories Co. Ltd.	8,203
1,970	CJ CGV Co. Ltd.	88,069
3,911	CJ CheilJedang Corp.	1,267,075
9,547	CJ Corp.	1,356,095
9,437	CJ E&M Corp.(d)	358,071
2,137	CJ Korea Express Co. Ltd.(d)	281,718
565	CJ O Shopping Co. Ltd.	217,128
930	CKD Bio Corp.	14,024
544	Cosmax BTI, Inc.	22,890
1,065	Cosmax, Inc.(d)	97,397
11,039	Coway Co. Ltd.	954,777
329	Crown Confectionery Co. Ltd.	72,819
3,620	Dae Dong Industrial Co. Ltd.	37,332
675	Dae Han Flour Mills Co. Ltd.	125,760
16,020	Dae Won Kang Up Co. Ltd.	109,102
7,850	Dae Young Packaging Co. Ltd.(d)	5,461
5,970	Daechang Co. Ltd.(d)	6,244
18,530	Daeduck Electronics Co.	148,370
7,180	Daeduck GDS Co. Ltd.	89,065
4,330	Daegu Department Store	70,562
3,410	Daehan Steel Co. Ltd.	19,673
3,830	Dae-Il Corp.	25,152
10,500	Daekyo Co. Ltd.	68,955
17,856	Daelim Industrial Co. Ltd.	1,615,613
7,510	Daesang Corp.	375,555
4,530	Daesang Holdings Co. Ltd.	87,484
4,240	Daesung Holdings Co. Ltd.	50,533
3,520	Daesung Industrial Co. Ltd.(d)	15,942
3,074	Daewon San Up Co. Ltd.	38,580
45,485	Daewoo Engineering & Construction Co. Ltd.(d)	440,756
13,072	Daewoo International Corp.	474,374
49,626	Daewoo Securities Co. Ltd.(d)	504,540
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	722,157
844	Daewoong Co. Ltd.	33,051
1,866	Daewoong Pharmaceutical Co. Ltd.	111,468
20,120	Daishin Securities Co. Ltd.	208,472
9,386	Daou Data Corp.	45,202
20,410	Daou Technology, Inc.	222,398
12,865	Dasan Networks, Inc.(d)	104,762
2,145	Daum Communications Corp.	274,842
3,090	DCM Corp.	37,428
Shares		Value
SOUTH KOREA (continued)
72,790	DGB Financial Group, Inc.	$1,189,738
3,331	Digitech Systems Co. Ltd.(b)(c)(d)	5,153
1,360	Dong Ah Tire & Rubber Co. Ltd.	27,125
647	Dong-A Socio Holdings Co. Ltd.	80,887
1,950	Dong-Ah Geological Engineering Co. Ltd.	16,221
5,230	Dongaone Co. Ltd.	15,494
330	Dongbang Transport Logistics Co. Ltd.	677
9,296	Dongbu HiTek Co. Ltd.(d)	36,538
17,921	Dongbu Insurance Co. Ltd.	1,021,716
9,050	Dongbu Securities Co. Ltd.(d)	46,049
754	Dong-IL Corp.	59,786
604	Dongil Industries Co. Ltd.	34,083
2,299	Dongjin Semichem Co. Ltd.	8,276
11,110	Dongkook Industrial Co. Ltd.(d)	37,669
2,076	Dongkuk Industries Co. Ltd.	8,594
7,869	Dongkuk Steel Mill Co. Ltd.	61,017
8,190	Dongkuk Structures & Construction Co. Ltd.	30,956
3,480	Dongsuh Co, Inc.	65,513
9,440	Dongsung Holdings Co. Ltd.	58,228
7,740	Dongwha Pharmaceutical Co. Ltd.	38,404
531	Dongwon F&B Co. Ltd.	107,455
496	Dongwon Industries Co. Ltd.	159,486
2,049	Dongyang E&P, Inc.	28,407
10,510	Dongyang Mechatronics Corp.	97,344
5,324	Doosan Corp.	639,698
14,250	Doosan Engine Co. Ltd.(d)	115,070
32,553	Doosan Heavy Industries & Construction Co. Ltd.	959,630
37,617	Doosan Infracore Co. Ltd.(d)	479,431
3,902	DRB Holding Co. Ltd.	53,527
2,470	Duzon Bizon Co. Ltd.	22,829
270	E1 Corp.	18,913
3,050	Eagon Industries Co. Ltd.	36,350
9,342	Easy Bio, Inc.	65,349
3,233	e-LITECOM Co. Ltd.	48,439
4,200	ELK Corp.(d)	12,299
4,503	E-Mart Co. Ltd.	1,018,580
1,726	ENF Technology Co. Ltd.	15,550
1,366	Eo Technics Co. Ltd.	92,232
3,850	Estechpharma Co. Ltd.	28,205
23,624	Eugene Corp.	84,926
2,426	Eugene Technology Co. Ltd.	36,820
5,387	EVERDIGM Corp.	36,478
1,669	Fila Korea Ltd.	146,790
2,532	Flexcom, Inc.(d)	12,884
2,079	Fursys, Inc.	67,254
520	Gaon Cable Co. Ltd.	13,963
3,053	Global & Yuasa Battery Co. Ltd.	144,058
5,874	Golfzon Co. Ltd.	114,011

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
61,340	Grand Korea Leisure Co. Ltd.	$2,557,201
765	Green Cross Corp.	90,801
9,290	Green Cross Holdings Corp.	140,997
8,877	GS Engineering & Construction Corp.(d)	339,413
2,370	GS Global Corp.	21,628
31,810	GS Holdings	1,459,203
120	GS Home Shopping, Inc.	32,526
8,952	GS Retail Co. Ltd.	191,608
384	Gwangju Shinsegae Co. Ltd.	92,838
4,540	Halla Corp.(d)	35,292
12,680	Halla Visteon Climate Control Corp.	629,158
153,830	Han Kuk Carbon Co. Ltd.	1,097,022
3,827	Hana Micron, Inc.(d)	30,792
693	Hana Tour Service, Inc.	44,296
174	Handok, Inc.	4,359
8,700	Handsome Co. Ltd.	233,191
1,726	Hanil Cement Co. Ltd.	221,659
11,420	Hanil E-Wha Co. Ltd.(b)(c)	234,989
31,528	Hanjin Heavy Industries & Construction Co. Ltd.(d)	220,237
4,830	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	51,690
2,895	Hanjin Kal Corp.(d)	73,794
8,471	Hanjin Shipping Co. Ltd.(d)	45,740
2,482	Hanjin Shipping Holding Co. Ltd.(d)	28,736
1,870	Hanjin Transportation Co. Ltd.	58,764
90	Hankook Shell Oil Co. Ltd.	44,744
5,199	Hankook Tire Co. Ltd.	287,808
988	Hankook Tire Worldwide Co. Ltd.	21,916
680	Hankuk Paper Manufacturing Co. Ltd.	20,608
710	Hanmi Pharm Co. Ltd.(d)	60,373
2,691	Hanmi Science Co. Ltd.(d)	36,391
2,520	Hanmi Semiconductor Co. Ltd.	36,163
2,970	Hansae Co. Ltd.	78,306
3,000	Hansae Yes24 Holdings Co. Ltd.	26,268
3,830	Hansol Chemical Co. Ltd.	108,247
24,530	Hansol HomeDeco Co. Ltd.(d)	50,356
12,860	Hansol Logistics Co. Ltd.	30,215
18,350	Hansol Paper Co.	215,126
2,020	Hanssem Co. Ltd.	184,735
33,385	Hanwha Chemical Corp.	587,896
34,869	Hanwha Corp.	997,372
770	Hanwha Galleria Timeworld Co. Ltd.	34,648
4,700	Hanwha General Insurance Co. Ltd.(d)	27,436
9,373	Hanwha Investment & Securities Co. Ltd.(d)	41,583
63,462	Hanwha Life Insurance Co. Ltd.	423,553
3,343	Hanyang Eng Co. Ltd.	22,409
Shares		Value
SOUTH KOREA (continued)
2,720	Hanyang Securities Co. Ltd.	$20,059
4,517	Harim Holdings Co. Ltd.(d)	25,796
43,020	Heung-A Shipping Co. Ltd.	53,364
3,808	Hite Jinro Co. Ltd.	84,655
2,040	Hite Jinro Holdings Co. Ltd.	25,206
10,126	HMC Investment Securities Co. Ltd.(d)	130,534
10,884	Hotel Shilla Co. Ltd.	1,164,800
1,183	HS R&A Co. Ltd.	37,233
84,928	Huchems Fine Chemical Corp.	2,144,167
7,734	Humax Co. Ltd.	82,393
815	Huons Co. Ltd.	35,681
3,050	Husteel Co. Ltd.	55,193
6,850	Huvis Corp.	73,975
108,913	Huvitz Co. Ltd.	1,403,996
3,340	Hwa Shin Co. Ltd.	37,694
439	Hwacheon Machine Tool Co. Ltd.	26,737
57,649	Hy-Lok Corp.(c)	1,906,957
16,692	Hyosung Corp.	1,219,603
5,770	Hyundai BNG Steel Co. Ltd.(d)	120,132
4,120	Hyundai Corp.	145,704
5,959	Hyundai Department Store Co. Ltd.	855,137
33,280	Hyundai Development Co-Engineering & Construction	1,253,039
887	Hyundai Elevator Co. Ltd.(d)	32,793
4,090	Hyundai Engineering Plastics Co. Ltd.	30,520
17,750	Hyundai Greenfood Co. Ltd.	287,530
832	Hyundai Home Shopping Network Corp.	134,370
12,260	Hyundai Hy Communications & Networks Co. Ltd.	55,882
6,250	Hyundai Livart Co. Ltd.	197,013
34,120	Hyundai Marine & Fire Insurance Co. Ltd.	1,012,463
387	Hyundai Mipo Dockyard	46,688
68,891	Hyundai Securities Co. Ltd.(d)	536,195
4,117	Hyundai Wia Corp.	755,027
4,916	Hyunjin Materials Co. Ltd.(d)	22,599
6,050	Il Dong Pharmaceutical Co. Ltd.	82,405
9,780	Iljin Electric Co. Ltd.	73,836
803	Ilshin Spinning Co. Ltd.	103,515
266	Ilsung Pharmaceuticals Co. Ltd.	22,308
2,000	iMarketKorea, Inc.	62,169
675	Innox Corp.(d)	11,558
680	Intelligent Digital Integrated Securities Co. Ltd.	10,287
1,834	Interflex Co. Ltd.(d)	19,092
430	Intergis Co. Ltd.	3,849
8,362	Interpark Corp.	91,524
2,896	INTOPS Co. Ltd.	51,983
2,410	Inzi Controls Co. Ltd.	12,591
7,005	IS Dongseo Co. Ltd.(d)	211,953

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
5,410	ISU Chemical Co. Ltd.	$70,793
15,507	IsuPetasys Co. Ltd.	72,492
2,800	Jahwa Electronics Co. Ltd.	39,636
33,385	JB Financial Group Co. Ltd.	237,432
3,330	Jeil Pharmaceutical Co.	93,791
3,121	JW Pharmaceutical Corp.	47,065
16,153	Kangwon Land, Inc.	539,036
6,008	KB Capital Co. Ltd.	123,042
7,300	KC Green Holdings Co. Ltd.	46,235
10,532	KC Tech Co. Ltd.	57,893
1,290	KCC Corp.	764,324
1,084	KEPCO Engineering & Construction Co., Inc.	60,536
2,519	KEPCO Plant Service & Engineering Co. Ltd.	181,845
13,960	Keyang Electric Machinery Co. Ltd.	66,007
1,340	KG Chemical Corp.	18,187
4,669	KH Vatec Co. Ltd.	89,033
1,110	KISCO Corp.	31,588
6,150	Kishin Corp.	44,875
4,345	KISWIRE Ltd.	181,773
2,340	KIWOOM Securities Co. Ltd.	113,602
16,788	Koentec Co. Ltd.	38,628
2,185	Koh Young Technology, Inc.	55,802
108,721	Kolao Holdings	2,284,743
1,276	Kolon Corp.	38,857
4,246	Kolon Global Corp.(d)	41,723
11,115	Kolon Industries, Inc.	735,341
91	Kolon Life Science, Inc.	5,285
1,256	KONA I Co. Ltd.	42,830
5,420	Kook Soon Dang Brewery Co. Ltd.	31,322
4,850	Korea Aerospace Industries Ltd.	166,802
2,637	Korea Circuit Co. Ltd.	21,140
3,220	Korea Electric Terminal Co. Ltd.	140,504
1,360	Korea Export Packaging Industrial Co. Ltd.	28,117
1,060	Korea Flange Co. Ltd.	24,441
2,065	Korea Gas Corp.(d)	123,757
23,690	Korea Investment Holdings Co. Ltd.	1,070,585
5,406	Korea Kolmar Co. Ltd.	259,031
2,603	Korea Kolmar Holdings Co. Ltd.	65,844
668	Korea Petrochemical Industrial Co. Ltd.	43,153
5,012	Korea United Pharm, Inc.	54,613
4,222	Korea Zinc Co. Ltd.	1,704,655
15,192	Korean Air Lines Co. Ltd.(d)	532,093
58,127	Korean Reinsurance Co.	639,038
3,712	Kortek Corp.	43,156
4,310	KPF.	16,794
787	KPX Chemical Co. Ltd.	45,175
1,780	KT Skylife Co., Ltd.	38,878
12,423	KTB Investment & Securities Co. Ltd.(d)	31,485
Shares		Value
SOUTH KOREA (continued)
1,913	Kukdo Chemical Co. Ltd.	$100,503
2,220	Kumho Petrochemical Co. Ltd.	196,114
16,550	Kumho Tire Co., Inc.(d)	183,558
865	Kumkang Kind Co. Ltd.	52,850
1,030	Kunsul Chemical Industrial Co. Ltd.	46,447
30,090	Kwang Dong Pharmaceutical Co. Ltd.	281,037
9,282	Kyobo Securities Co. Ltd.(d)	94,820
1,380	Kyung Dong Navien Co. Ltd.	38,197
101	Kyungbang Ltd.	12,185
1,620	Kyungchang Industrial Co. Ltd.	20,411
1,746	Kyungdong Pharm Co. Ltd.	35,673
17,150	Kyung-In Synthetic Corp.	117,631
13,005	LB Semicon, Inc.(d)	24,230
860	LEENO Industrial, Inc.	29,954
8,620	LF Corp.	242,787
1,582	LG Hausys Ltd.	291,666
6,049	LG InnoTek Co. Ltd.(d)	741,523
11,568	LG International Corp.	336,511
71,020	LG Uplus Corp.	657,791
19,400	LIG Insurance Co. Ltd.	553,962
497	Lotte Chilsung Beverage Co. Ltd.	895,988
536	Lotte Confectionary Co. Ltd.	1,092,494
314	Lotte Food Co. Ltd.	227,592
1,958	LOTTE Himart Co. Ltd.	130,679
3,273	Lotte Non-Life Insurance Co. Ltd.(d)	10,715
9,235	LS Corp.	654,990
3,782	LS Industrial Systems Co. Ltd.	233,650
8,889	Lumens Co. Ltd.(d)	72,039
39,012	Macquarie Korea Infrastructure Fund	250,503
1,074	Macrogen, Inc.(d)	49,737
48	Maeil Dairy Industry Co. Ltd.	1,754
3,900	Mando Corp.	481,880
2,049	MegaStudy Co. Ltd.	120,008
3,628	Melfas, Inc.(d)	19,731
16,030	Meritz Financial Group, Inc.	123,830
17,759	Meritz Fire & Marine Insurance Co. Ltd.	231,523
112,180	Meritz Securities Co. Ltd.	320,873
44	Mi Chang Oil Industrial Co. Ltd.	3,061
13,080	Mirae Asset Securities Co. Ltd.	600,012
10,335	MK Electron Co. Ltd.	53,191
4,400	MNTech Co. Ltd.(d)	19,499
1,052	Modetour Network, Inc.	25,383
19,700	Moorim P&P Co. Ltd.	80,594
7,820	Moorim Paper Co. Ltd.	17,955
8,590	Motonic Corp.	125,359
2,195	Muhak Co. Ltd.(d)	74,850
4,750	Namhae Chemical Corp.	42,054
46	Namyang Dairy Products Co. Ltd.	38,175
2,740	National Plastic Co.	17,701

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,862	NCSoft Corp.	$434,375
4,127	Neowiz Games Corp.(d)	73,076
8,926	NEPES Corp.(d)	56,707
3,138	Nexen Corp.	268,662
8,260	Nexen Tire Corp.	134,204
9,100	NH Investment & Securities Co. Ltd.	67,552
6,920	NICE Holdings Co. Ltd.	87,522
5,182	NK Co. Ltd.(d)	16,688
799	Nong Shim Holdings Co. Ltd.	91,339
2,181	NongShim Co. Ltd.	553,817
800	Noroo Holdings Co. Ltd.	17,045
2,625	OCI Co. Ltd.(d)	417,558
1,583	OCI Materials Co. Ltd.	72,385
804	Orion Corp.	737,629
515	Ottogi Corp.	267,057
1,530	PaperCorea, Inc.(d)	1,161
4,525	Paradise Co. Ltd.	147,700
2,806	Partron Co. Ltd.	27,982
9,812	Poongsan Corp.	286,862
2,723	Poongsan Holdings Corp.	106,631
344	POSCO Chemtech Co. Ltd.	49,198
672	Posco ICT Co. Ltd.	4,688
1,991	Posco M-Tech Co. Ltd.	7,806
755	Power Logics Co. Ltd.(d)	2,817
8,538	PSK, Inc.	105,910
450	Pulmuone Co. Ltd.	53,850
112,293	Pyeong Hwa Automotive Co. Ltd.	2,572,846
3,959	RFTech Co. Ltd.	25,807
10,711	S&T Dynamics Co. Ltd.	114,108
3,150	S&T Holdings Co. Ltd.	54,857
3,260	S&T Motiv Co. Ltd.	111,960
3,832	S-1 Corp.	286,696
1,110	Sajo Industries Co. Ltd.(d)	39,417
4,770	Sam Young Electronics Co. Ltd.	55,921
3,017	Sam Yung Trading Co. Ltd.	59,292
480	Samchully Co. Ltd.	78,689
3,624	SAMHWA Paints Industrial Co. Ltd.	54,650
23,040	Samick Musical Instruments Co. Ltd.	77,558
4,310	Samick THK Co. Ltd.	34,636
5,671	Samjin Pharmaceutical Co. Ltd.	104,829
670	Samkwang Glass Co. Ltd.	36,634
590	Samlip General Foods Co. Ltd.	53,383
22,620	Samsung Electro-Mechanics Co. Ltd.	1,393,050
5,110	Samsung Fine Chemicals Co. Ltd.	215,516
11,769	Samsung SDI Co. Ltd.	1,837,743
6,233	Samsung Securities Co. Ltd.	297,142
4,627	Samsung Techwin Co. Ltd.	218,554
7,288	SAMT Co. Ltd.(d)	14,961
1,040	Samyang Foods Co. Ltd.	27,218
412	Samyang Genex Co. Ltd.	51,708
Shares		Value
SOUTH KOREA (continued)
3,490	Samyang Holdings Corp.	$261,109
14,200	Samyoung Chemical Co. Ltd.(d)	28,114
10,570	Savezone I&C Corp.	74,248
21,510	SBS Media Holdings Co. Ltd.	76,698
7,130	Seah Besteel Corp.	249,378
485	SeAH Holdings Corp.	79,272
1,408	SeAH Steel Corp.	131,095
5,840	Sebang Co. Ltd.	115,056
35,374	Seegene, Inc.(d)	2,071,815
5,490	Sejong Industrial Co. Ltd.	95,608
140	Sempio Foods Co.	3,357
3,728	S-Energy Co. Ltd.	35,581
3,543	Seobu T&D(d)	66,699
21,020	Seohee Construction Co. Ltd.(d)	13,272
6,064	Seoul Semiconductor Co. Ltd.	170,501
2,690	Sewon Cellontech Co. Ltd.(d)	8,689
520	Sewon Precision Industry Co. Ltd.	15,127
1,675	SFA Engineering Corp.	65,511
50,350	SG Corp.(d)	31,155
15,308	Shin Poong Pharmaceutical Co. Ltd.	60,615
3,660	Shinsegae Co. Ltd.	835,015
342	Shinsegae Information & Communication Co. Ltd.	27,451
176	Shinsegae International Co. Ltd.	15,496
8,263	Shinsung Solar Energy Co. Ltd.(d)	9,928
22,990	Shinsung Tongsang Co. Ltd.(d)	22,367
3,979	Shinwha Intertek Corp.(d)	12,001
15,480	Shinwon Corp.(d)	33,284
2,240	Shinyoung Securities Co. Ltd.	104,389
11,434	Signetics Corp.(d)	17,854
3,161	Silicon Works Co. Ltd.	66,428
2,200	Silla Co. Ltd.	54,473
3,870	SIMPAC, Inc.	27,147
971	Sindoh Co. Ltd.	67,734
2,720	SJM Co. Ltd.	25,854
65,487	SK Broadband Co. Ltd.(d)	242,108
2,799	SK C&C Co. Ltd.	458,852
7,387	SK Chemicals Co. Ltd.	470,020
5,137	SK Communications Co. Ltd.(d)	44,980
1,870	SK Gas Ltd.	201,946
30,850	SK Networks Co. Ltd.(d)	339,159
138,580	SK Securities Co. Ltd.(b)(d)	138,196
10,160	SKC Co. Ltd.	359,309
5,580	SL Corp.	113,462
2,887	SM Entertainment Co.(d)	94,375
5,310	Songwon Industrial Co. Ltd.	44,584
1,109	Soulbrain Co. Ltd.	35,497
9,930	Ssangyong Cement Industrial Co. Ltd.(d)	93,711
16,650	STS Semiconductor & Telecommunications(d)	48,192
2,270	Suheung Co. Ltd.	105,124

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,562	Sung Kwang Bend Co. Ltd.	$49,852
620	Sungchang Enterprise Holdings Ltd.(d)	14,447
9,206	Sungshin Cement Co. Ltd.(d)	87,147
22,493	Sungwoo Hitech Co. Ltd.	316,217
214	Sunjin Co. Ltd.	7,766
141	Suprema, Inc.(d)	3,505
6,520	Tae Kyung Industrial Co. Ltd.	39,329
245	Taekwang Industrial Co. Ltd.	333,468
2,079	Taewoong Co. Ltd.(d)	46,521
23,300	Taeyoung Engineering & Construction Co. Ltd.(d)	130,345
16,710	Tailim Packaging Industrial Co. Ltd.	33,490
2,529	TCC Steel	8,661
16,250	TK Chemical Corp.(d)	32,094
13,438	TONGYANG Life Insurance	131,393
1,076	Top Engineering Co. Ltd.(d)	4,266
6,197	Toray Chemical Korea, Inc.(d)	66,621
3,450	Tovis Co. Ltd.	46,656
1,970	TS Corp.	63,344
3,287	Uju Electronics Co. Ltd.	36,936
2,047	Unid Co. Ltd.	132,835
1,205	Vieworks Co. Ltd.	35,346
400	Visang Education, Inc.	3,320
5,350	Whanin Pharmaceutical Co. Ltd.	79,117
28,750	Willbes & Co. (The)(d)	37,201
3,163	WiSoL Co. Ltd.(d)	24,741
5,906	Wonik IPS Co. Ltd.(d)	66,079
7,787	Woojeon & Handan Co. Ltd.	28,031
13,940	Woongjin Energy Co. Ltd.(d)	33,906
9,260	Woongjin Thinkbig Co. Ltd.(d)	62,523
12,750	Wooree ETI Co. Ltd.	23,507
55,903	Woori Investment & Securities Co. Ltd.	614,588
4,730	Y G-1 Co. Ltd.	44,178
1,080	YESCO Co. Ltd.	42,450
1,004	YG Entertainment, Inc.	34,969
9,270	Yoosung Enterprise Co. Ltd.	51,678
6,970	Youlchon Chemical Co. Ltd.	88,155
18,290	Young Heung Iron & Steel Co. Ltd.	48,668
345	Young Poong Corp.	456,487
4,080	Young Poong Precision Corp.	43,267
4,952	Youngone Corp.	207,166
2,598	Youngone Holdings Co. Ltd.	199,175
1,184	Yuhan Corp.	203,890
		95,209,869
SPAIN — 0.6%
26,465	Abengoa SA	153,517
77,562	Abengoa SA - B Shares	413,567
9,761	Acciona SA	804,877
40,068	Acerinox SA	666,906
3,395	Adveo Group International SA	81,829
Shares		Value
SPAIN (continued)
20,739	Almirall SA(d)	$317,417
3,330	Azkoyen SA(d)	9,988
1,761,679	Banco de Sabadell SA	5,741,734
474	Banco Popular - New Share Issue Shares 2014(c)(d)	2,908
253,186	Banco Popular Espanol SA	1,553,426
167,120	Bankinter SA	1,448,985
1,315	Baron de Ley(d)	131,799
18,045	Bolsas y Mercados Espanoles SA	821,304
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
2,580	Cementos Portland Valderrivas SA(d)	17,826
16,842	Cie Automotive SA	236,798
485	Construcciones y Auxiliar de Ferrocarriles SA	201,975
332,485	Deoleo SA(d)	180,311
113,832	Distribuidora Internacional de Alimentacion SA	946,263
14,723	Duro Felguera SA	92,265
26,493	Ebro Foods SA	542,064
158,336	EDP Renovaveis SA	1,116,918
9,939	Elecnor SA	141,872
104,144	Enagas SA	3,471,002
56,183	Ence Energia y Celulosa SA	119,994
25,768	Ercros SA(d)	16,976
49,413	Faes Farma SA	137,626
12,842	Fluidra SA	55,457
5,505	Fomento de Construcciones y Contratas SA(d)	119,786
116,565	Gamesa Corp. Tecnologica SA(d)	1,467,364
31,966	Grupo Catalana Occidente SA	1,123,604
13,495	Grupo Ezentis SA(d)	13,011
1,413	Iberpapel Gestion SA	24,597
46,815	Indra Sistemas SA	725,607
5,819	Laboratorios Farmaceuticos Rovi SA	74,802
51,556	Mediaset Espana Comunicacion SA(d)	602,683
21,368	Melia Hotels International SA	248,931
2,756	Miquel y Costas & Miquel SA	108,830
52,254	NH Hotel Group SA(d)	283,731
34,034	Obrascon Huarte Lain SA	1,287,668
13,901	Papeles y Cartones de Europa SA	79,761
9,252	Pescanova SA(b)(c)(d)	0
1,765	Prim SA	14,700
147,552	Promotora de Informaciones SA - Class A(d)	67,572
1,206,175	Prosegur Cia de Seguridad SA	8,172,530
29,481	Red Electrica Corp. SA	2,534,387
64,394	Sacyr SA(d)	365,601
3,616	Tecnicas Reunidas SA	203,799
41,405	Tubacex SA	216,229
34,984	Tubos Reunidos SA	124,140

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SPAIN (continued)
8,830	Vidrala SA	$428,494
15,581	Viscofan SA	873,980
5,389	Vocento SA(d)	12,628
1,334	Zardoya Otis - New Share Issue Shares 2014(c)	20,423
33,361	Zardoya Otis SA	510,600
30,974	Zeltia SA(d)	119,242
		39,250,304
SWEDEN — 0.9%
11,929	AAK AB	680,303
18,609	Acando AB	32,237
3,083	AddNode Group AB	18,771
10,513	AddTech AB - Class B	167,642
661,214	AF AB - B Shares(c)	11,094,999
2,158	Arise AB(d)	6,914
2,977	Atrium Ljungberg AB - Class B	47,083
1,644	Avanza Bank Holding AB	58,151
8,149	Axfood AB	415,353
14,516	Axis Communications AB	456,847
5,502	B&B Tools AB - Class B	128,413
6,098	Beijer Alma AB	171,938
2,038	Beijer Electronics AB	17,948
2,816	Beijer Ref AB	59,600
11,117	Betsson AB	386,779
17,184	Bilia AB - Class A	467,078
103,419	BillerudKorsnas AB	1,532,200
4,165	BioGaia AB - Class B	110,492
24,799	Biotage AB	39,545
293,940	Boliden AB	4,785,228
36,793	Bure Equity AB	158,945
11,928	Byggmax Group AB	97,265
18,040	Castellum AB	303,360
1,746	Catena AB	25,817
7,355	Clas Ohlson AB - Class B	139,941
10,828	Concordia Maritime AB - Class B(d)	22,367
19,770	CyberCom Group AB(d)	7,939
13,655	Duni AB	188,053
59,753	Electrolux AB - Class B	1,489,018
123,512	Elekta AB - Class B	1,515,655
1,207	Enea AB	9,711
53,430	Eniro AB(d)	171,795
15,073	Fabege AB	206,707
2,223	Fagerhult AB	44,149
6,050	Fastighets AB Balder - Class B(d)	76,960
2,652	FinnvedenBulten AB	25,566
96,813	Getinge AB - Class B	2,363,415
21,385	Gunnebo AB	126,793
28,421	Haldex AB	374,925
11,372	Hexpol AB	956,981
8,094	HIQ International AB(d)	43,531
440	HMS Networks AB	9,982
26,976	Holmen AB - Class B	910,384
7,179	Hufvudstaden AB - Class A	98,607
Shares		Value
SWEDEN (continued)
22,054	Husqvarna AB - Class A	$173,761
139,162	Husqvarna AB - Class B	1,100,474
24,085	ICA Gruppen AB	751,020
11,328	Industrial & Financial Systems - Class B	371,130
5,489	Indutrade AB	245,080
31,357	Intrum Justitia AB	961,411
39,593	JM AB	1,255,827
20,600	KappAhl AB(d)	114,972
264	Karolinska Development AB - Class B(d)	861
6,105	Klovern AB	30,444
18,031	KNOW IT AB	158,793
10,921	Kungsleden AB	76,784
2,706	Lagercrantz AB - Class B	58,645
21,175	Lindab International AB(d)	200,448
31,173	Loomis AB - Class B	928,656
75,113	Lundin Petroleum AB(d)	1,349,120
139,081	Meda AB - Class A	2,244,022
2,363	Medivir AB - Class B(d)	41,278
3,961	Mekonomen AB	91,299
4,094	Modern Times Group AB - Class B	160,004
1,715	MQ Holding AB	7,359
4,730	Munksjo Oyj	50,353
29,549	Mycronic AB	74,106
1,241	NCC AB - Class A	39,003
40,105	NCC AB - Class B	1,256,951
2,159	Nederman Holding AB	50,703
4,881	Net Entertainment NE AB - Class B	122,411
49,418	New Wave Group AB - Class B	278,676
15,622	Nibe Industrier AB - Class B	419,413
61,798	Nobia AB	472,565
8,614	Nolato AB - Class B	211,036
17,542	Nordnet AB - Class B	70,186
76,747	Peab AB	542,042
32,962	Pricer AB - Class B(d)	24,608
1,152	Proact IT Group AB	15,656
23,300	Proffice AB - Class B	85,793
54,140	Ratos AB - Class B	443,044
4,226	ReadSoft AB - Class B	31,397
12,022	Rezidor Hotel Group AB(d)	67,097
32,640	Saab AB - Class B	891,920
1,150	Sagax AB - Class B	6,152
53,766	SAS AB(d)	98,597
4,652	Sectra AB - Class B(d)	63,729
106,771	Securitas AB - Class B	1,243,665
4,156	Semcon AB	36,450
39,832	Skanska AB - Class B	829,761
7,001	SkiStar AB	80,685
115,569	SSAB AB - Class A(d)	1,121,647
20,678	SSAB AB - Class B(d)	182,104
8,924	Sweco AB - Class B	145,538
2,770	Systemair AB	43,870
195,946	Tele2 AB - B Shares	2,393,153

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SWEDEN (continued)
95,263	Trelleborg AB - Class B	$1,829,803
3,694	Vitrolife AB	59,976
8,602	Wallenstam AB - Class B	142,656
6,774	Wihlborgs Fastigheter AB	126,186
		53,917,707
SWITZERLAND — 1.6%
13,283	Actelion Ltd.	1,606,384
564	Advanced Digital Broadcast Holdings SA(d)	8,348
8,546	AFG Arbonia-Forster Holding AG	231,342
435,000	Allied World Assurance Co. Holdings AG	15,664,350
7,669	Allreal Holding AG	1,050,664
1,102	Alpiq Holding AG	115,687
934	ALSO Holding AG	57,556
314	APG SGA SA	100,204
47,560	Aryzta AG	4,317,689
8,734	Ascom Holding AG	128,307
1,374	Autoneum Holding AG	235,867
1,573	Bachem Holding AG - Class B	86,288
32,904	Baloise Holding AG	3,975,636
1,642	Bank Coop AG	80,225
277	Banque Cantonale de Geneve	64,316
2,108	Banque Cantonale Vaudoise	1,125,040
728	Barry Callebaut AG	898,034
1,449	Basler Kantonalbank	108,426
312	Belimo Holding AG	826,049
61	Bell AG	157,207
1,755	Berner Kantonalbank AG	364,036
984	BKW AG	34,920
4,131	Bobst Group SA	192,742
2,396	Bossard Holding AG(d)	279,742
3,886	Bucher Industries AG	1,172,749
30,941	Burckhardt Compression Holding AG(c)	16,172,737
542	Burkhalter Holding AG	48,012
977	Calida Holding AG	36,554
36	Carlo Gavazzi Holding AG	9,468
178	Cham Paper Holding AG	50,144
1,088	Charles Voegele Holding AG - Class A(d)	18,737
633	Cicor Technologies	26,156
40	Cie Financiere Tradition SA	1,904
154,090	Clariant AG	2,879,173
22,697	Coca-Cola HBC AG - CDI.	533,024
1,178	Coltene Holding AG	70,907
35	Conzzeta AG	140,308
2,750	Daetwyler Holding AG	386,135
4,668	Dufry AG(d)	801,843
6	Edmond de Rothschild Suisse SA	94,779
13,996	EFG International AG	167,105
1,458	Emmi AG	503,381
1,545	EMS-Chemie Holding AG	668,154
Shares		Value
SWITZERLAND (continued)
4,052	Energiedienst Holding AG	$138,225
2,933	Flughafen Zuerich AG	1,829,998
530	Forbo Holding AG	518,190
1,617	Galenica AG	1,459,081
89,347	GAM Holding AG	1,622,256
884	Gategroup Holding AG	22,422
7,236	Geberit AG	2,433,366
3,379	Georg Fischer AG	2,240,272
284	Gurit Holding AG	133,757
4,832	Helvetia Holdings AG	2,360,834
4,946	Highlight Communications AG	22,836
2,575	Huber & Suhner AG	127,510
5,607	Implenia AG	330,404
249	Inficon Holding AG	79,940
136	Interroll Holding AG	85,005
104	Intershop Holdings AG	40,398
128,429	Julius Baer Group Ltd.	5,476,340
1	Jungfraubahn Holding AG	83
821	Kaba Holding AG - Class B	397,513
1,015	Kardex AG	46,576
2,133	Komax Holding AG	328,605
19,555	Kudelski SA(d)	333,538
1,485	Kuoni Reisen Holding AG	503,307
161	LEM Holding SA	135,178
15	Lindt & Spruengli AG	934,746
13,174	Logitech International SA	194,258
16,086	Lonza Group AG	1,787,825
1,434	Luzerner Kantonalbank AG	557,820
275	MCH Group AG	19,609
97	Metall Zug AG - Class B	275,069
24,650	Meyer Burger Technology AG(d)	291,596
20,313	Micronas Semiconductor Holding AG	166,751
677	Mikron Holding AG	6,235
9,148	Mobilezone Holding AG(d)	102,176
3,562	Mobimo Holding AG	725,531
23,680	Nobel Biocare Holding AG	416,924
111,727	OC Oerlikon Corp AG(d)	1,512,233
3,540	Orascom Development Holding AG(d)	74,598
417	Orell Fuessli Holding AG(d)	45,428
2,266	Orior AG	142,007
3,289	Panalpina Welttransport Holding AG	448,788
3,238	Partners Group Holding AG	813,108
281	Phoenix Mecano AG	166,667
3,798	PSP Swiss Property AG	336,648
352	Rieter Holding AG	81,807
154	Romande Energie Holding SA	185,054
78	Schaffner Holding AG	25,878
322,063	Schmolz & Bickenbach AG(d)	489,075
472	Schweiter Technologies AG	330,854
8,630	Schweizerische National- Versicherungs-Gesellsschaft AG	768,747

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
SWITZERLAND (continued)
845	Siegfried Holding AG	$147,660
685	Sika AG	2,668,391
6,865	Sonova Holding AG	1,068,938
1,289	St. Galler Kantonalbank AG	490,777
308,724	STMicroelectronics NV	2,573,389
1,100	Straumann Holding AG	260,127
12,388	Sulzer AG	1,642,645
14,784	Swiss Life Holding AG	3,431,027
121,186	Swisslog Holding AG(d)	150,691
1,871	Swissquote Group Holding SA	61,766
953	Tamedia AG	129,514
2,356	Tecan Group AG	268,072
13,991	Temenos Group AG	501,905
1,732	U-Blox AG	225,279
4,581	Valiant Holding AG	435,542
2,156	Valora Holding AG	522,185
457	Vaudoise Assurances Holding SA	205,807
47	Vetropack Holding AG	81,975
3,072	Von Roll Holding AG(d)	5,747
19,524	Vontobel Holding AG	700,393
3	Walliser Kantonalbank	2,331
1,950	Walter Meier AG(d)	101,604
915	Ypsomed Holding AG	81,305
3,700	Zehnder Group AG	146,779
52	Zug Estates Holding AG - B Shares	67,064
31	Zuger Kantonalbank AG	154,974
		103,181,282
TAIWAN — 1.3%
97,000	Ability Enterprise Co. Ltd.	72,614
66,000	AcBel Polytech, Inc.	107,948
169,000	Accton Technology Corp.	102,563
1,162,000	Acer, Inc.(d)	929,925
64,765	Achem Technology Corp.	41,248
26,497	Action Electronics Co. Ltd.(d)	5,610
9,000	Actron Technology Corp.	36,013
43,000	A-DATA Technology Co. Ltd.	102,806
19,689	Adlink Technology, Inc.	50,224
10,000	Advanced Connectek, Inc.(d)	3,901
54,060	Advancetek Enterprise Co. Ltd.	56,422
8,637	Advantech Co. Ltd.	67,824
151,027	AGV Products Corp.(d)	49,252
20,000	ALI Corp.	19,774
18,000	Alltek Technology Corp.	19,237
136,000	Alpha Networks, Inc.	96,594
137,215	Altek Corp.(d)	110,726
120,000	Ambassador Hotel (The)	116,641
18,000	AMPOC Far-East Co. Ltd.	17,376
108,830	AmTRAN Technology Co. Ltd.	80,744
32,000	Anpec Electronics Corp.	30,784
28,000	Apacer Technology, Inc.	30,391
52,000	APCB, Inc.	39,360
22,552	Apex Biotechnology Corp.	45,045
36,036	Apex Science & Engineering	20,968
Shares		Value
TAIWAN (continued)
10,000	Arcadyan Technology Corp.	$15,572
191,700	Ardentec Corp.	164,920
83,427	Arima Communications Corp.(d)	42,424
141,000	Asia Optical Co., Inc.(d)	198,174
110,000	Asia Polymer Corp.	87,664
95,100	Asia Vital Components Co. Ltd.	76,265
9,000	ASROCK, Inc.	34,812
11,000	Aten International Co. Ltd.	29,747
3,264,000	AU Optronics Corp.	1,485,640
56,000	Audix Corp.	64,516
19,000	Aurora Corp.	33,578
9,000	AV Tech Corp.	20,797
28,270	Avermedia Technologies, Inc.	11,972
9,000	Avision, Inc.(d)	3,226
16,000	AVY Precision Technology, Inc.	36,279
17,850	Awea Mechantronic Co. Ltd.	27,915
100,431	Bank of Kaohsiung Co. Ltd.	32,752
13,000	Basso Industry Corp.	20,981
1,251,350	BES Engineering Corp.	340,069
48,000	Biostar Microtech International Corp.	21,928
1,000	Boardtek Electronics Corp.	1,049
62,000	C Sun Manufacturing Ltd.	49,721
360,781	Capital Securities Corp.	138,348
156,000	Career Technology Manufacturing Co. Ltd.	209,373
77,000	Carnival Industrial Corp.	21,773
7,000	Cathay Chemical Works	3,910
183,000	Cathay No. 1 REIT	111,730
23,000	Cathay No. 2 REIT	12,079
189,000	Cathay Real Estate Development Co. Ltd.	107,768
38,760	Central Reinsurance Co. Ltd.	20,938
47,000	ChainQui Construction Development Co. Ltd.	39,180
148,000	Champion Building Materials Co. Ltd.	53,545
10,923	Chang Wah Electromaterials, Inc.	27,608
127,000	Charoen Pokphand Enterprise	120,057
19,000	Chaun-Choung Technology Corp.	63,989
13,000	CHC Resources Corp.	31,948
811,920	Cheng Loong Corp.	337,065
150,797	Cheng Uei Precision Industry Co. Ltd.	283,598
19,000	Chenming Mold Industry Corp.(d)	25,722
65,000	Chia Chang Co. Ltd.	82,362
354,659	Chia Hsin Cement Corp.	180,348
182,938	Chicony Electronics Co. Ltd.	511,796
96,120	Chien Kuo Construction Co. Ltd.	44,070
27,960	Chilisin Electronics Corp.	27,364
1,193,744	China Airlines Ltd.(d)	406,015

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
87,000	China Chemical & Pharmaceutical Co. Ltd.	$65,708
14,000	China Ecotek Corp.	34,452
52,000	China Electric Manufacturing Corp.(d)	20,547
278,907	China General Plastics Corp.	136,712
2,000	China Glaze Co. Ltd.	1,017
658,685	China Life Insurance Co. Ltd.	634,755
768,505	China Man-Made Fiber Corp.(d)	280,603
104,978	China Metal Products	128,993
510,391	China Motor Corp.	494,402
716,881	China Petrochemical Development Corp.	292,829
42,114	China Steel Chemical Corp.	267,518
37,000	China Steel Structure Co. Ltd.	36,519
168,616	China Synthetic Rubber Corp.	166,707
96,000	China Wire & Cable Co. Ltd.(d)	41,615
28,000	Chinese Maritime Transport Ltd.	32,351
167,883	Chin-Poon Industrial Co. Ltd.	304,534
85,000	Chipbond Technology Corp.	138,740
24,574	Chong Hong Construction Co.	67,438
35,876	Chroma ATE, Inc.	95,703
92,000	Chun Yu Works & Co. Ltd.(d)	44,175
305,779	Chun Yuan Steel	123,374
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	55,846
113,339	Chung Hung Steel Corp.(d)	30,348
188,240	Chung Hwa Pulp Corp.(d)	59,316
228,000	Chunghwa Picture Tubes Ltd.(d)	13,685
153,348	Clevo Co.	284,816
836,000	CMC Magnetics Corp.(d)	131,855
26,300	CoAsia Microelectronics Corp.	12,365
97,182	Collins Co. Ltd.	36,455
1,250,000	Compal Electronics, Inc.	1,158,739
810,000	Compeq Manufacturing Co. Ltd.	483,469
163,689	Continental Holdings Corp.	66,317
362,000	Coretronic Corp.(d)	432,741
39,560	Cosmos Bank Taiwan(d)	20,183
50,000	Coxon Precise Industrial Co. Ltd.	90,532
46,000	CSBC Corp. Taiwan	27,456
203,838	CTCI Corp.	339,509
2,000	Cub Elecparts, Inc.	23,008
16,000	CviLux Corp.	27,049
11,660	Cyberlink Corp.	38,258
10,000	Cyberpower Systems, Inc.	21,608
15,460	CyberTAN Technology, Inc.	15,440
76,000	DA CIN Construction Co. Ltd.	57,020
27,000	Danen Technology Corp.(d)	12,379
147,000	Darfon Electronics Corp.	101,956
66,201	Delpha Construction Co. Ltd.(d)	30,905
Shares		Value
TAIWAN (continued)
24,000	Depo Auto Parts Industrial Co. Ltd.	$94,833
17,000	DFI, Inc.	20,521
152,712	D-Link Corp.	109,991
31,183	Dynamic Electronics Co. Ltd.(d)	16,169
3,000	Dynapack International Technology Corp.	8,403
198,000	E Ink Holdings, Inc.(d)	127,094
3,683,613	E.Sun Financial Holding Co. Ltd.	2,462,743
226,675	Eastern Media International Corp.	94,481
4,675	Eclat Textile Co. Ltd.	52,612
102,448	Edimax Technology Co. Ltd.	46,972
12,100	Edom Technology Co. Ltd.	10,712
34,320	Elan Microelectronics Corp.	56,190
12,000	E-Lead Electronic Co. Ltd.	27,610
14,000	E-LIFE MALL Corp.	29,317
21,000	Elite Advanced Laser Corp.	89,631
129,967	Elite Material Co. Ltd.	149,298
38,000	Elite Semiconductor Memory Technology, Inc.	61,011
176,569	Elitegroup Computer Systems Co. Ltd.	125,408
25,000	ENG Electric Co. Ltd.	20,340
160,000	Entie Commercial Bank.	77,627
36,000	Episil Technologies, Inc.(d)	14,165
180,000	Epistar Corp.	396,139
210,492	Eternal Materials Co. Ltd.	246,362
111,000	E-Ton Solar Tech Co. Ltd.(d)	73,286
28,000	Etron Technology, Inc.(d)	14,192
788,609	Eva Airways Corp.(d)	390,498
40,000	Everest Textile Co. Ltd.	20,741
130,000	Evergreen International Storage & Transport Corp.	85,180
625,197	Evergreen Marine Corp. Taiwan Ltd.(d)	361,699
126,152	Everlight Chemical Industrial Corp.	152,066
51,643	Everlight Electronics Co. Ltd.	117,271
52,373	Excelsior Medical Co. Ltd.	101,988
459,865	Far Eastern Department Stores Ltd.	469,227
926,422	Far Eastern International Bank	350,619
18,797	Faraday Technology Corp.	23,881
43,000	Farglory F T Z Investment Holding Co. Ltd.(d)	32,476
172,154	Farglory Land Development Co. Ltd.	242,822
328,827	Federal Corp.	221,487
143,320	Feng Hsin Iron & Steel Co.	198,568
53,656	Feng TAY Enterprise Co. Ltd.	154,762
19,000	First Copper Technology Co. Ltd.	6,526
54,821	First Hotel	38,571
119,000	First Insurance Co. Ltd. (The)	68,251
168,256	First Steamship Co. Ltd.	118,381

63

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
29,643	FLEXium Interconnect, Inc.	$80,558
11,351	Flytech Technology Co. Ltd.	52,233
54,000	Forhouse Corp.(d)	25,659
50,000	Formosa Advanced Technologies Co. Ltd.	37,930
173,000	Formosa Epitaxy, Inc.(d)	107,586
11,826	Formosa International Hotels Corp.	141,173
48,203	Formosa Oilseed Processing	34,236
729,000	Formosa Taffeta Co. Ltd.	808,258
347,000	Formosan Rubber Group, Inc.	333,237
170,628	Formosan Union Chemical	85,344
33,000	Fortune Electric Co. Ltd.	18,211
52,302	Founding Construction & Development Co. Ltd.	32,700
90,000	Foxconn Technology Co. Ltd.	224,479
86,000	Froch Enterprise Co. Ltd.(d)	34,125
100,022	FSP Technology, Inc.	101,058
35,000	Fubon No. 1 REIT	17,740
89,000	Fubon No. 2 REIT	38,135
57,800	Fullerton Technology Co. Ltd.	48,665
66,422	Fulltech Fiber Glass Corp.(d)	27,021
115,549	Fwusow Industry Co. Ltd.	67,427
47,000	G Shank Enterprise Co. Ltd.	40,277
112,101	Gemtek Technology Corp.	102,795
41,000	Genesis Photonics, Inc.(d)	31,444
24,982	Genius Electronic Optical Co. Ltd.(d)	78,554
6,851	GeoVision, Inc.	28,098
128,000	Getac Technology Corp.	71,919
476,143	Giant Manufacturing Co. Ltd.	3,945,432
5,000	Giantplus Technology Co. Ltd.(d)	2,184
154,781	Gigabyte Technology Co. Ltd.	214,189
2,000	Gigasolar Materials Corp.	37,880
202,000	Ginko International Co. Ltd.	2,943,497
132,297	Gintech Energy Corp.(d)	122,197
82,133	Global Brands Manufacture Ltd.(d)	29,304
23,000	Global Lighting Technologies, Inc.	32,825
102,000	Globe Union Industrial Corp.(d)	57,990
156,250	Gloria Material Technology Corp.	132,598
249,770	Gold Circuit Electronics Ltd.(d)	85,368
410,852	Goldsun Development & Construction Co. Ltd.(d)	145,219
19,845	Good Will Instrument Co. Ltd.	13,698
7,000	Gourmet Master Co. Ltd.	59,638
886,000	Grand Pacific Petrochemical	521,446
19,000	Grape King Bio Ltd.	91,549
59,000	Great China Metal Industry	68,070
66,000	Great Taipei Gas Co. Ltd.	54,469
163,036	Great Wall Enterprise Co. Ltd.	194,081
55,353	Green Energy Technology, Inc.(d)	47,067
Shares		Value
TAIWAN (continued)
27,000	GTM Corp.(d)	$19,402
66,000	Hannstar Board Corp.	28,500
1,400,000	HannStar Display Corp.(d)	548,525
356,115	HannsTouch Solution, Inc.(d)	102,360
115,000	Hey Song Corp.	125,394
116,188	Highwealth Construction Corp.	268,876
51,620	Hitron Technology, Inc.	30,811
27,109	Hiwin Technologies Corp.	294,688
275,720	Ho Tung Chemical Corp.	121,359
139,000	Hocheng Corp.(d)	48,204
28,800	Holiday Entertainment Co. Ltd.	37,789
7,000	Holtek Semiconductor, Inc.	13,748
75,294	Holy Stone Enterprise Co. Ltd.	119,885
62,000	Hong Tai Electric Industrial	22,018
111,000	Horizon Securities Co. Ltd.	38,123
17,000	Hota Industrial Manufacturing Co. Ltd.	28,853
12,000	Howarm United Industries Co. Ltd.(d)	15,685
102,678	Hsin Kuang Steel Co. Ltd.	63,340
63,326	Hsing TA Cement Co.	29,985
11,000	Hu Lane Associate, Inc.	43,649
316,000	HUA ENG Wire & Cable Co. Ltd.	118,015
1,710	Hua Yu Lien Development Co. Ltd.(d)	2,594
29,479	Huaku Development Co. Ltd.	70,381
32,000	Huang Hsiang Construction Co.	42,148
125,514	Hung Poo Real Estate Development Corp.	104,632
102,000	Hung Sheng Construction Ltd.	69,214
60,991	Hwa Fong Rubber Co. Ltd.	47,488
193,341	Ichia Technologies, Inc.	292,369
49,000	I-Chiun Precision Industry Co. Ltd.	38,560
81,375	IEI Integration Corp.	151,682
31,000	ILI Technology Corp.	71,842
17,000	Infortrend Technology, Inc.	9,977
912,793	Innolux Corp.	435,250
335,155	Inventec Corp.	301,186
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	34,732
54,691	ITE Technology, Inc.	65,014
83,000	ITEQ Corp.	88,426
27,000	Jess-Link Products Co. Ltd.	30,791
243,165	Jih Sun Financial Holdings Co. Ltd.	73,624
4,658	Johnson Health Tech Co. Ltd.	12,222
21,000	Kang Na Hsiung Enterprise Co. Ltd.	10,294
35,000	Kaulin Manufacturing Co. Ltd.	25,617
134,823	KEE TAI Properties Co. Ltd.	85,643
185,067	Kenda Rubber Industrial Co. Ltd.	427,037
24,000	Kenmec Mechanical Engineering Co. Ltd.	12,204
87,000	Kerry TJ Logistics Co. Ltd.	115,751

64

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
148,000	King Slide Works Co. Ltd.	$1,983,894
591,184	King Yuan Electronics Co. Ltd.	489,869
171,000	Kingdom Construction Co. Ltd.	166,783
407,185	King’s Town Bank	413,437
26,532	King’s Town Construction Co. Ltd.(d)	21,366
47,000	Kinik Co.	128,512
25,000	Kinko Optical Co. Ltd.	23,383
365,343	Kinpo Electronics, Inc.(d)	157,152
102,000	Kinsus Interconnect Technology Corp.	425,149
506,000	KMC Kuei Meng International, Inc.	2,480,268
16,328	KS Terminals, Inc.	23,684
16,000	Kung Long Batteries Industrial Co. Ltd.	57,887
40,000	Kung Sing Engineering Corp.	17,473
13,000	Kuo Toong International Co. Ltd.	21,284
200,982	Kuoyang Construction Co. Ltd.	97,510
191,040	Kwong Fong Industries	121,671
131,000	KYE Systems Corp.	58,971
49,000	L&K Engineering Co. Ltd.	41,991
126,478	LCY Chemical Corp.	105,435
362,712	Lealea Enterprise Co. Ltd.	124,575
21,826	Ledtech Electronics Corp.	14,083
63,000	LEE CHI Enterprises Co. Ltd.	34,767
39,000	Lelon Electronics Corp.	56,765
146,638	Leofoo Development Co. Ltd.(d)	63,321
27,500	Lextar Electronics Corp.	27,464
365,800	Li Peng Enterprise Co. Ltd.(d)	146,371
28,643	Lian Hwa Food Corp.	41,308
338,362	Lien Hwa Industrial Corp.	244,834
235,000	Lingsen Precision Industries Ltd.	141,049
104,000	Lite-On Semiconductor Corp.	74,906
118,000	Long Bon International Co. Ltd.	85,186
292,934	Long Chen Paper Co. Ltd.	154,333
18,000	Longwell Co.	21,367
29,451	Lotes Co. Ltd.	114,899
69,000	Lucky Cement Corp.	19,971
30,939	Lumax International Corp. Ltd.	73,042
1,459,936	Macronix International(d)	379,716
27,000	Makalot Industrial Co. Ltd.	138,649
67,000	Marketech International Corp.	51,720
340,032	Masterlink Securities Corp.	119,620
13,152	Mayer Steel Pipe Corp.	6,008
9,000	Maywufa Co. Ltd.	4,547
75,440	Meiloon Industrial Co. Ltd.	47,418
146,188	Mercuries & Associates Ltd.	97,737
46,426	Mercuries Life Insurance Co. Ltd.(d)	28,639
50,600	Merida Industry Co. Ltd.	399,036
27,091	Merry Electronics Co. Ltd.	136,406
16,043	Microbio Co. Ltd.(d)	17,092
Shares		Value
TAIWAN (continued)
312,404	Micro-Star International Co. Ltd.	$484,917
19,000	MIN AIK Technology Co. Ltd.	112,456
54,590	Mirle Automation Corp.	53,062
146,500	Mitac Holdings Corp.	124,569
70,822	Mosel Vitelic, Inc.(d)	21,419
111,000	Motech Industries Inc.	151,013
4,000	Nak Sealing Technologies Corp.	16,673
24,000	Namchow Chemical Industrial Co. Ltd.	55,219
143,590	Nan Kang Rubber Tire Co. Ltd.	168,059
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	24,100
38,000	Nan Ya Printed Circuit Board Corp.(d)	59,554
109,093	Nantex Industry Co. Ltd.	62,387
21,000	National Petroleum Co. Ltd.	23,668
143,250	Neo Solar Power Corp.	143,300
12,000	Netronix, Inc.	26,889
7,475	New Asia Construction & Development Corp.	2,049
10,000	New Era Electronics Co. Ltd.	12,204
28,949	Nichidenbo Corp.	31,035
55,267	Nien Hsing Textile Co. Ltd.	49,758
5,000	Nishoku Technology, Inc.	8,253
72,000	Novatek Microelectronics Corp.	369,729
34,000	Ocean Plastics Co. Ltd.(d)	48,297
220,000	OptoTech Corp.	108,205
212,000	Orient Semiconductor Electronics Ltd.(d)	99,675
133,500	Oriental Union Chemical Corp.	133,992
605,000	Pacific Hospital Supply Co. Ltd.(c)	1,490,838
159,453	Pan Jit International, Inc.(d)	84,540
55,616	Pan-International Industrial Corp.	41,263
5,000	Parade Technologies Ltd.	64,189
4,242	Paragon Technologies Co. Ltd.	9,293
11,000	PChome Online, Inc.	114,440
507,000	Pegatron Corp.	972,090
98,746	Phihong Technology Co. Ltd.	67,994
12,000	Phison Electronics Corp.	89,031
30,000	Pixart Imaging, Inc.	86,030
21,000	Portwell, Inc.	24,894
6,030	Posiflex Technology, Inc.	36,796
251,715	Pou Chen Corp.	284,118
13,000	Powertech Industrial Co. Ltd.(d)	9,623
304,200	Powertech Technology, Inc.	512,249
1,010	Poya Co. Ltd.	5,894
603,807	President Securities Corp.	344,290
437,253	Prince Housing & Development Corp.	196,833
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	31,904

65

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
34,000	Promise Technology, Inc.	$45,122
755,520	Qisda Corp.(d)	377,892
95,000	Quanta Storage, Inc.	114,357
101,084	Quintain Steel Co. Ltd.(d)	22,347
152,008	Radiant Opto-Electronics Corp.	636,123
325,335	Radium Life Tech Co. Ltd.	235,408
10,000	Ralec Electronic Corp.	18,773
83,825	Realtek Semiconductor Corp.	268,054
90,772	Rechi Precision Co. Ltd.	94,587
19,348	Rexon Industrial Corp. Ltd.	6,645
163,616	Rich Development Co. Ltd.	72,289
26,370	Richtek Technology Corp.	153,879
1,060,398	Ritek Corp.(d)	159,823
32,000	Ruentex Development Co. Ltd.	57,727
237,781	Ruentex Industries Ltd.	602,589
158,335	Sampo Corp.	65,732
33,551	San Fang Chemical Industry Co. Ltd.	32,500
340,080	Sanyang Industrial Co. Ltd.	329,993
17,680	ScinoPharm Taiwan Ltd.	42,683
25,000	SDI Corp.	33,012
11,000	Senao International Co. Ltd.	24,172
37,000	Sercomm Corp.	86,364
22,050	Sesoda Corp.	30,587
33,000	Sheng Yu Steel Co. Ltd.	25,364
7,360	ShenMao Technology, Inc.	8,590
52,000	Shih Wei Navigation Co. Ltd.	35,719
119,000	Shihlin Electric & Engineering Corp.	158,524
23,000	Shihlin Paper Corp.(d)	35,049
5,235,425	Shin Kong Financial Holding Co. Ltd.	1,745,753
85,000	Shin Kong No.1 REIT	38,122
30,000	Shin Zu Shing Co. Ltd.	77,027
75,985	Shining Building Business Co. Ltd.(d)	69,171
119,000	Shinkong Insurance Co. Ltd.	98,209
610,314	Shinkong Synthetic Fibers Corp.	226,913
79,000	Shinkong Textile Co. Ltd.	106,424
33,000	Shuttle, Inc.	11,664
173,000	Sigurd Microelectronics Corp.	185,752
230,000	Silicon Integrated Systems Corp.(d)	82,829
47,452	Silitech Technology Corp.	50,949
56,000	Simplo Technology Co. Ltd.	306,241
85,000	Sinbon Electronics Co. Ltd.	135,764
116,170	Sincere Navigation Corp.	106,720
6,000	Sinmag Equipment Corp.	34,612
126,000	Sino-American Silicon Products, Inc.	218,897
151,000	Sinon Corp.	91,639
13,486	Sinphar Pharmaceutical Co. Ltd.	22,395
61,193	Sinyi Realty Co.	79,782
14,000	Sirtec International Co. Ltd.	31,184
Shares		Value
TAIWAN (continued)
20,000	Sitronix Technology Corp.	$42,281
97,000	Siward Crystal Technology Co. Ltd.	64,366
23,000	Soft-World International Corp.	70,788
64,000	Solar Applied Materials Technology Co.	59,968
75,013	Solartech Energy Corp.(d)	55,654
48,500	Solomon Technology Corp.	27,897
61,000	Solytech Enterprise Corp.(d)	21,357
15,000	Sonix Technology Co. Ltd.	25,909
132,000	Southeast Cement Co. Ltd.	72,185
5,000	Sporton International, Inc.	24,258
6,000	St Shine Optical Co. Ltd.	126,244
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	12,045
88,142	Standard Foods Corp.	251,587
33,000	Stark Technology, Inc.	30,371
49,399	Sunplus Technology Co. Ltd.(d)	21,496
43,000	Sunrex Technology Corp.	21,077
24,000	Sunspring Metal Corp.	44,976
80,127	Supreme Electronics Co. Ltd.	49,028
85,659	Sweeten Construction Co. Ltd.	58,840
15,000	Syncmold Enterprise Corp.	34,912
99,000	Synnex Technology International Corp.	155,815
145,322	TA Chen Stainless Pipe Co. Ltd.	95,219
626,674	TA Chong Bank Ltd.(d)	202,069
211,340	Ta Ya Electric Wire & Cable	51,726
70,000	Tah Hsin Industrial Corp.	66,757
22,041	TA-I Technology Co. Ltd.	13,744
665,991	Taichung Commercial Bank	242,061
22,000	Taiflex Scientific Co. Ltd.	38,147
68,000	Tainan Enterprises Co. Ltd.	68,024
922,672	Tainan Spinning Co. Ltd.	610,715
2,150,896	Taishin Financial Holding Co. Ltd.	1,154,718
71,716	Taisun Enterprise Co. Ltd.(d)	34,316
135,924	Taita Chemical Co. Ltd.(d)	50,536
12,000	Taiwan Acceptance Corp.	32,491
2,224,191	Taiwan Business Bank(d)	711,990
137,088	Taiwan Cogeneration Corp.	94,624
6,000	Taiwan FamilyMart Co. Ltd.	42,715
50,000	Taiwan Fertilizer Co. Ltd.	102,036
103,320	Taiwan Fire & Marine Insurance Co. Ltd.	79,584
65,000	Taiwan FU Hsing Industrial Co. Ltd.	63,072
324,223	Taiwan Glass Industrial Corp.	286,497
43,468	Taiwan Hon Chuan Enterprise Co. Ltd.	90,735
50,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	45,516
217,734	Taiwan Land Development Corp.(d)	87,124
141,114	Taiwan Life Insurance Co. Ltd.(d)	102,108
11,000	Taiwan Line Tek Electronic	11,847

66

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
60,150	Taiwan Mask Corp.	$20,759
71,544	Taiwan Navigation Co. Ltd.	52,484
190,032	Taiwan Paiho Ltd.	252,514
149,000	Taiwan PCB Techvest Co. Ltd.	213,641
10,000	Taiwan Prosperity Chemical Corp.(d)	9,703
95,120	Taiwan Pulp & Paper Corp.(d)	44,563
2,360	Taiwan Sakura Corp.	1,802
17,850	Taiwan Sanyo Electric Co. Ltd.	20,951
86,117	Taiwan Secom Co. Ltd.	231,449
105,000	Taiwan Semiconductor Co. Ltd.	125,344
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	142,460
81,429	Taiwan Styrene Monomer(d)	47,924
110,500	Taiwan Surface Mounting Technology Co. Ltd.	162,492
175,469	Taiwan TEA Corp.	122,871
71,000	Taiwan Union Technology Corp.	68,302
61,322	Taiyen Biotech Co. Ltd.	56,027
423,000	Tatung Co. Ltd.(d)	139,639
1,553,000	Teco Electric and Machinery Co. Ltd.	1,983,358
10,000	Tecom Co. Ltd.(d)	1,310
10,000	Tekcore Co. Ltd.(d)	4,585
13,000	Ten Ren Tea Co. Ltd.	21,891
31,000	Test Research, Inc.	52,202
41,000	ThaiLin Semiconductor Corp.	29,735
17,000	Thinking Electronic Industrial Co. Ltd.	27,720
60,525	Thye Ming Industrial Co, Ltd.	82,545
48,000	T-Mac Techvest PCB Co. Ltd.	29,210
359,100	Ton Yi Industrial Corp.	335,876
26,000	Tong Hsing Electronic Industries Ltd.	136,114
92,834	Tong Yang Industry Co. Ltd.	115,154
79,694	Tong-Tai Machine & Tool Co. Ltd.	90,086
73,370	Topco Scientific Co. Ltd.	151,684
50,049	Topoint Technology Co. Ltd.	51,986
27,000	Transasia Airways Corp.	10,174
35,137	Transcend Information, Inc.	120,679
60,122	Tripod Technology Corp.	115,074
18,988	Tsann Kuen Enterprise Co. Ltd.	24,756
3,000	TSC Auto ID Technology Co. Ltd.	30,911
107,942	TSRC Corp.	160,530
22,000	TTET Union Corp.	55,019
541,315	Tung Ho Steel Enterprise Corp.	474,719
112,815	TXC Corp.	163,639
56,000	TYC Brother Industrial Co. Ltd.(d)	37,066
190,303	Tycoons Group Enterprise(d)	39,533
104,253	Tyntek Corp.(d)	34,937
43,000	U-Ming Marine Transport Corp.	68,251
487,288	Unimicron Technology Corp.	411,903
372,346	Union Bank of Taiwan(d)	131,608
Shares		Value
TAIWAN (continued)
30,769	Union Insurance Co. Ltd.(d)	$27,702
258,037	Unitech Printed Circuit Board Corp.	104,972
74,000	United Integrated Services Co. Ltd.	71,065
14,000	Unity Opto Technology Co. Ltd.	15,919
288,660	Universal Cement Corp.	281,542
53,416	Unizyx Holding Corp.(d)	44,262
242,922	UPC Technology Corp.	106,518
197,337	USI Corp.	126,011
147,000	Vanguard International Semiconductor Corp.	213,960
56,800	Ve Wong Corp.	47,823
57,000	Wafer Works Corp.(d)	26,989
117,000	Wah Lee Industrial Corp.	226,279
1,087,000	Walsin Lihwa Corp.(d)	407,768
210,947	Walsin Technology Corp.(d)	78,781
185,000	Walton Advanced Engineering, Inc.(d)	80,503
183,300	Wan Hai Lines Ltd.	96,572
924,801	Waterland Financial Holdings Co. Ltd.	297,273
114,000	Wei Chuan Foods Corp.	183,414
90,321	Wei Mon Industry Co. Ltd(d)	25,570
50,100	Weikeng Industrial Co. Ltd.	39,593
15,606	Well Shin Technology Co. Ltd.	28,881
264,000	Win Semiconductors Corp.	234,162
1,667,977	Winbond Electronics Corp.(d)	609,025
1,080,673	Wintek Corp.(d)	407,196
94,297	Wisdom Marine Lines Co. Ltd.	109,580
1,500,874	Wistron Corp.	1,446,348
63,928	Wistron NeWeb Corp.	174,371
488,865	WPG Holdings Co. Ltd.	651,233
115,865	WT Microelectronics Co. Ltd.	158,018
46,000	WUS Printed Circuit Co. Ltd.	22,855
4,000	X-Legend Entertainment Co. Ltd.	30,811
12,000	Xxentria Technology Materials Corp.	30,371
660,300	Yageo Corp.	446,959
1,163,600	Yang Ming Marine Transport Corp.(d)	485,003
117,144	YC Co. Ltd.	83,397
211,077	YC INOX Co. Ltd.	203,057
55,172	YeaShin International Development Co. Ltd.	35,322
7,000	Yeong Guan Energy Technology Group Co. Ltd.	33,262
499,624	YFY, Inc.	234,905
30,159	Yi Jinn Industrial Co. Ltd.	8,548
327,596	Yieh Phui Enterprise Co. Ltd.(d)	106,397
51,000	Young Fast Optoelectronics Co. Ltd.(d)	47,787
34,000	Youngtek Electronics Corp.	71,878
352,000	Yulon Motor Co. Ltd.	578,069

67

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	$80,842
61,000	YungShin Global Holding Corp.	118,178
130,000	Yungtay Engineering Co. Ltd.	333,783
9,000	Zeng Hsing Industrial Co. Ltd.	47,567
64,000	Zenitron Corp.	38,307
55,000	Zhen Ding Technology Holding Ltd.	166,525
155,826	Zig Sheng Industrial Co. Ltd.	47,699
50,169	Zinwell Corp.	50,187
4,000	Zippy Technology Corp.	6,442
		84,715,471
THAILAND — 0.4%
272,500	Amata Corp. Public Co. Ltd. - FOR	143,421
714,300	Ananda Development Public Co. Ltd. - FOR	60,063
413,880	AP Thailand Public Co. Ltd. - FOR	87,648
369,200	Asia Plus Securities Public Co. Ltd. - FOR	43,002
404,300	Bangchak Petroleum Public Co. Ltd. (The) - FOR	361,994
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	7,186
11,895,650	Bangkok Chain Hospital Public Co. Ltd. - FOR	3,389,760
2,324,700	Bangkok Expressway Public Co. Ltd. - FOR	2,696,826
30,800	Bangkok Insurance Public Co. Ltd. - FOR(c)	337,639
1,742,100	Bangkok Land Public Co. Ltd. - FOR	112,849
336,300	Banpu Public Co. Ltd. - FOR	337,766
94,100	Berli Jucker Public Co. Ltd. - FOR	164,844
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR	235,296
1,205,256	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	114,858
211,000	Central Plaza Hotel Public Co. Ltd. - FOR	251,347
259,222	CH Karnchang Public Co. Ltd. - FOR	201,823
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	9,559
307,400	Delta Electronics Thailand Public Co. Ltd. - FOR	593,547
31,200	Dynasty Ceramic Public Co. Ltd. - FOR	59,271
8,142,800	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(c)	2,789,499
40,000	Electricity Generating Public Co. Ltd. - FOR	181,875
Shares		Value
THAILAND (continued)
627,900	Esso Thailand Public Co. Ltd. - FOR(d)	$116,350
12,801,000	G J Steel Public Co. Ltd. - FOR(b)(c)(d)	17,940
1,289,700	G Steel Public Co. Ltd. - FOR(b)(c)(d)	4,519
224,000	GFPT Public Co. Ltd. - FOR	106,036
111,200	Glow Energy Public Co. Ltd. - FOR	294,363
233,500	Hana Microelectronics Public Co. Ltd. - FOR	269,059
1,398,600	Hemaraj Land and Development Public Co. Ltd. - FOR	160,287
707,501	Home Product Center Public Co. Ltd. - FOR	226,947
63,100	ICC International Public Co. Ltd. - FOR(c)	79,096
2,393,600	IRPC Public Co. Ltd. - FOR	251,958
769,691	Italian-Thai Development Public Co. Ltd. - FOR(d)	124,646
930,500	Jasmine International Public Co. Ltd. - FOR	217,339
25,600	KCE Electronics Public Co. Ltd. - FOR	33,086
155,100	Khon Kaen Sugar Industry Public Co. Ltd.	64,243
150,800	Kiatnakin Bank Public Co. Ltd. - FOR	189,028
101,400	Land and Houses Public Co. Ltd. - FOR	29,999
462,960	Land and Houses Public Co. Ltd. - NVDR	136,250
21,900	Lanna Resources Public Co. Ltd. - FOR	9,276
420,630	Loxley Public Co. Ltd. - FOR	53,709
203,800	LPN Development Public Co. Ltd. - FOR	139,633
85,600	Major Cineplex Group Public Co. Ltd. - FOR	52,784
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	21,347
369,000	MBK Public Co. Ltd. - FOR	183,868
71,100	MCOT Public Co. Ltd. - FOR	57,017
34,000	Mermaid Maritime Public Co. Ltd.	11,992
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	15,350
160,800	Polyplex Public Co. Ltd. - FOR.	49,577
240,500	Precious Shipping Public Co. Ltd. - FOR	179,008
386,800	Pruksa Real Estate Public Co. Ltd. - FOR	403,544
805,141	Quality Houses Public Co. Ltd. - FOR	98,793

68

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
THAILAND (continued)
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	$200,544
34,100	Regional Container Lines Public Co. Ltd. - FOR(d)	8,124
129,100	Robinson Department Store Public Co. Ltd. - FOR	237,213
28,500	Rojana Industrial Park Public Co. Ltd. - FOR	6,834
69,300	Saha-Union Public Co. Ltd. - FOR(c)	94,961
2,757,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(d)	33,491
140,200	Samart Corp. Public Co. Ltd. - FOR	99,114
35,700	Samart Telcoms Public Co. Ltd. - FOR	16,455
1,921,500	Sansiri Public Co. Ltd. - FOR	120,879
947,812	SC Asset Corp Public Co. Ltd. - FOR	112,167
15,100	Siam City Cement Public Co. Ltd. - FOR	207,854
46,701	Siam Future Development Public Co. Ltd. - FOR	8,654
126,500	Siam Global House Public Co. Ltd - FOR	50,427
81,300	Siamgas & Petrochemicals Public Co. Ltd. - FOR	40,004
99,500	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	73,750
18,600	SNC Former Public Co. Ltd. - FOR	10,658
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	51,164
56,200	SPCG Public Co. Ltd.	43,406
119,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR	52,299
364,000	Srithai Superware Public Co. Ltd. - FOR	27,206
128,500	STP & I Public Co. Ltd. - FOR	78,437
263,800	Supalai Public Co. Ltd. - FOR	197,172
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(d)	35,226
4,380	Thai Agro Energy(d)	578
474,800	Thai Airways International Public Co. Ltd. - FOR(d)	232,151
22,200	Thai Carbon Black Public Co. Ltd. - FOR(d)	16,593
15,000	Thai Central Chemical Public Co. Ltd. - FOR	13,781
18,200	Thai Stanley Electric Public Co. Ltd. - FOR(c)	125,830
200,718	Thai Union Frozen Products Public Co. Ltd. - FOR	409,437
86,300	Thai Vegetable Oil Public Co. Ltd. - FOR	60,203
204,400	Thaicom Public Co. Ltd. - FOR	225,979
Shares		Value
THAILAND (continued)
425,100	Thanachart Capital Public Co. Ltd. - FOR	$469,980
32,700	Thitikorn Public Co. Ltd. - FOR	10,387
349,003	Thoresen Thai Agencies Public Co. Ltd. - FOR(d)	214,119
5,062,882	Ticon Industrial Connection Public Co. Ltd. - FOR	2,759,279
18,500	Tipco Asphalt Public Co. Ltd. - FOR	34,857
195,000	Tisco Financial Group Public Co. Ltd. - FOR	252,024
3,173,300	TMB Bank Public Co. Ltd. - FOR	280,666
109,600	Total Access Communication Public Co. Ltd. - FOR	353,273
18,317	Toyo-Thai Corp. Public Co. Ltd. - FOR	19,110
600,000	TPI Polene Public Co. Ltd. - FOR	270,944
33,400	TTW Public Co. Ltd. - FOR	12,482
80,800	Vibhavadi Medical Center Public Co. Ltd. - FOR	41,268
256,900	Vinythai Public Co. Ltd. - FOR(c)	85,607
		23,471,704
TURKEY — 0.2%
7,832	Adana Cimento Sanayii T.A.S. - Class A(d)	17,068
2,248	Adese Alisveris Merkezleri Ticaret AS(d)	20,982
13,070	Akcansa Cimento AS	80,820
54,299	Akenerji Elektrik Uretim AS - Placement Shares(d)	29,648
13,189	Akfen Holding AS	30,221
0	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	3
61,656	Aksa Akrilik Kimya Sanayii	221,556
73,605	Aksigorta AS	100,302
20,024	Alarko Holding AS	44,107
118,986	Albaraka Turk Katilim Bankasi AS	96,619
92,536	Anadolu Anonim Tuerk Sigorta Sirketi(d)	62,186
9,936	Anadolu Cam Sanayii AS	8,300
39,448	Anadolu Hayat Emeklilik AS	93,704
44,422	Arcelik AS	281,938
3,111	Aselsan Elektronik Sanayi Ve Ticaret AS	13,618
356,187	Asya Katilim Bankasi AS(d)	201,132
46,890	Aygaz AS	201,320
846	Baticim Bati Anadolu Cimento Sanayii AS	2,822
1,875	Bizim Toptan Satis Magazalari AS	16,494
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	39,570

69

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
TURKEY (continued)
6,211	Boyner Perakende Ve Tekstil Yatirimlari AS(d)	$152,753
21,074	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	70,417
11,313	Bursa Cimento Fabrikasi AS	29,724
0	Celebi Hava Servisi AS(d)	5
29,087	Cimsa Cimento Sanayi ve Ticaret AS	199,542
11,012	Deva Holding AS(d)	10,226
259,431	Dogan Sirketler Grubu Holdings AS(d)	98,068
207,143	Dogan Yayin Holding AS(d)	47,368
55,895	Dogus Otomotiv Servis ve Ticaret AS	219,114
2,407	Eczacibasi Yatirim Holding Ortakligi AS	5,909
24,801	EGE Seramik Sanayi ve Ticaret AS	39,005
112,924	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	114,357
157,131	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	203,857
475,611	Eregli Demir ve Celik Fabrikalari TAS	1,005,468
17,827	Ford Otomotiv Sanayi AS(d)	245,009
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	57,880
67,762	Global Yatirim Holding AS(d)	48,067
2,148	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	58,742
1,774	Goodyear Lastikleri TAS	69,998
45,030	Gozde Girisim Sermayesi Yatirim Ortakligi AS(d)	63,253
74,533	GSD Holding AS(d)	45,566
21,044	Gubre Fabrikalari TAS	43,310
1	Hurriyet Gazetecilik AS(d)	0
111,480	Ihlas Holding AS(d)	19,249
51,657	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(d)	60,268
43,001	IS Finansal Kiralama AS	19,666
10,594	IS Yatirim Menkul Degerler AS	6,229
25,002	Izmir Demir Celik Sanayi AS(d)	32,204
72,897	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(d)	103,419
24,485	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(d)	34,851
294,166	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(d)	318,492
100,082	Karsan Otomotiv Sanayii Ve Ticaret AS(d)	58,383
428	Kartonsan Karton Sanayi ve Ticaret AS	48,782
496	Konya Cimento Sanayii AS	61,919
1,584	Koza Altin Isletmeleri AS	16,411
Shares		Value
TURKEY (continued)
4,578	Koza Anadolu Metal Madencilik Isletmeleri AS(d)	$5,427
18,103	Mardin Cimento Sanayii ve Ticaret AS(d)	43,931
71,042	Menderes Tekstil Sanayi ve Ticaret AS(d)	28,512
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(d)	4,256
9,707	Migros Ticaret AS(d)	86,751
4,289	Netas Telekomunikasyon AS	13,170
784	Nuh Cimento Sanayi AS	3,505
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	135,337
14,788	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	30,780
113,035	Petkim Petrokimya Holding AS	180,409
133	Pinar Entegre Et ve Un Sanayi AS	564
7,882	Pinar SUT Mamulleri Sanayii AS	68,785
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	117,064
84,071	Sasa Polyester Sanayi(d)	49,435
158,432	Sekerbank TAS(d)	139,740
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	139,035
41,756	Soda Sanayii AS	74,244
24,062	TAV Havalimanlari Holding AS	198,196
32,390	Tekfen Holding AS(d)	75,276
576	Teknosa Ic Ve Dis Ticaret AS	3,199
62,692	Tekstil Bankasi AS(d)	57,051
31,036	Tofas Turk Otomobil Fabrikasi AS	192,636
149,908	Trakya Cam Sanayii AS	190,289
23,706	Turcas Petrol AS	27,768
271,000	Turk Hava Yollari(d)	815,731
1,592	Turk Traktor ve Ziraat Makineleri AS	56,093
517,837	Turkiye Sinai Kalkinma Bankasi AS	461,578
310,694	Turkiye Sise ve Cam Fabrikalari AS	452,382
402,227	Turkiye Vakiflar Bankasi Tao	947,940
42,824	Ulker Biskuvi Sanayi AS	331,751
16,077	Vestel Beyaz Esya Sanayi ve Ticaret AS	52,970
55,650	Vestel Elektonik Sanayi ve Ticaret AS(d)	99,467
		10,253,193
UNITED ARAB EMIRATES — 0.1%
143,649	Al Noor Hospitals Group Plc(c)	2,466,462
95,666	Dragon Oil Plc(c)(d)	903,114
584,663	Gulf Marine Services Plc(d)	1,579,343
160,139	Lamprell Plc(d)	410,277
		5,359,196

70

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM — 7.5%
1,160	4imprint Group Plc	$13,905
160,626	Aberdeen Asset Management Plc	1,122,166
7,449	Acal Plc	27,165
35,783	Admiral Group Plc	880,212
699,021	Afren Plc(d)	1,298,177
1	African Barrick Gold Plc	4
4,696	Aga Rangemaster Group Plc(d)	12,527
65,361	Aggreko Plc	1,898,008
172,698	Alent Plc	975,291
148,020	AMEC Plc	2,843,895
225,854	Amlin Plc	1,739,538
37,555	Anglo Pacific Group Plc	119,359
3,737	Anglo-Eastern Plantations Plc	42,603
68,300	Anite Plc	103,492
54,016	Ashmore Group Plc	323,562
273,530	Ashtead Group Plc	4,126,201
6,071	Avon Rubber Plc	67,648
159,453	Babcock International Group Plc	2,955,874
292,323	Balfour Beatty Plc	1,174,109
22,893	BARR (A.G.) Plc	256,252
585,612	Barratt Developments Plc	3,452,511
142,558	BBA Aviation Plc	767,533
78,149	Bellway Plc	1,993,604
49,371	Berendsen Plc	872,709
108,436	Berkeley Group Holdings Plc	4,487,120
3,178	Betfair Group Plc	56,015
16,127	Big Yellow Group Plc REIT	136,545
9,080	Bloomsbury Publishing Plc	27,019
1,663,932	Bodycote Plc(c)	19,496,020
104,197	Booker Group Plc	220,071
11,378	Boot (Henry) Plc	35,538
83,542	Bovis Homes Group Plc	1,078,284
5,675	Braemar Shipping Services Plc	47,858
1,263,249	Brammer Plc(c)	9,160,160
81,352	Brewin Dolphin Holdings Plc	411,354
71,243	British Land Co. Plc (The) REIT	845,568
4,627	British Polythene Industries Plc	49,820
46,738	Britvic Plc	553,540
71,760	BTG Plc(d)	734,186
150,395	Bunzl Plc	4,039,750
84,926	Burberry Group Plc	2,027,407
537,653	Cable & Wireless Communications Plc	426,629
11	Camellia Plc	1,936
107,175	Capita Plc	2,174,948
74,940	Capital & Counties Properties Plc	406,008
91,052	Capital & Regional Plc	70,713
11,197	Carclo Plc	21,881
349,116	Carillion Plc	1,970,412
1,086	Carpetright Plc(d)	9,626
3,699	Charles Stanley Group Plc	21,858
3,384	Charles Taylor Plc	13,712
66,085	Chemring Group Plc	226,211
Shares		Value
UNITED KINGDOM (continued)
54,990	Chesnara Plc	$287,804
23,254	Chime Communications Plc	127,987
60,956	Cineworld Group Plc	331,686
4,407	Clarkson Plc	163,465
61,525	Close Brothers Group Plc	1,320,225
550,626	Cobham Plc	2,719,152
170,165	Colt Group SA(d)	416,571
27,870	Communisis Plc	28,938
57,481	Computacenter Plc	591,492
23,566	Concentric AB	311,733
22,043	Connect Group Plc	57,405
6,595	Consort Medical Plc	101,044
1,730	Costain Group Plc	7,682
16,173	Cranswick Plc	344,862
4,000	Creston Plc	7,040
651,010	Croda International Plc	23,092,163
73,400	CSR Plc	654,926
102,197	Daily Mail & General Trust Plc - Class A	1,446,745
52,721	Dairy Crest Group Plc	373,571
26,485	Darty Plc	35,548
442,910	De La Rue Plc(c)	5,458,700
492,094	Debenhams Plc	548,747
10,051	Dechra Pharmaceuticals Plc	117,766
31,267	Derwent London Plc REIT	1,412,613
29,907	Development Securities Plc	105,781
89,965	Devro Plc	387,315
7,986	Dignity Plc	186,198
1,077,480	Diploma Plc(c)	11,642,335
1,041,571	Dixons Retail Plc(d)	909,139
1,138,153	Domino Printing Sciences Plc(c)	11,827,137
42,149	Domino’s Pizza Group Plc	389,247
295,471	Drax Group Plc	3,489,422
196,274	DS Smith Plc	868,853
6,273	Dunelm Group Plc	88,062
25,606	E2V Technologies Plc	68,088
53,631	easyJet Plc	1,172,564
230,794	Electrocomponents Plc	927,369
229,079	Elementis Plc	1,044,239
460,990	EnQuest Plc(d)	1,053,029
346,950	Enterprise Inns Plc(d)	733,368
97,005	Essentra Plc	1,261,059
8,205	Euromoney Institutional Investor Plc	150,162
1,227,048	Fenner Plc(c)	7,064,263
9,707	Fidessa Group Plc	341,698
792	Findel Plc(d)	3,406
590,171	Firstgroup Plc(d)	1,260,432
3,248	Fuller Smith & Turner - Class A	50,504
535,863	G4S Plc	2,272,607
28,463	Galliford Try Plc	612,691
5,558	Games Workshop Group Plc	58,084
40,505	Gem Diamonds Ltd.(d)	133,008
24,405	Genus Plc	431,396
785,034	GKN Plc	4,538,090

71

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
14,268	Go-Ahead Group Plc	$531,157
38,840	Great Portland Estates Plc REIT	419,016
816,299	Greene King Plc(c)	11,383,615
42,366	Greggs Plc	374,442
89,848	Halfords Group Plc	728,116
1,057,069	Halma Plc(c)	10,047,607
84,204	Hammerson Plc REIT	854,394
75,006	Hansteen Holdings Plc REIT	133,851
48,772	Hargreaves Lansdown Plc	844,006
269,194	Hays Plc	554,468
7,436	Headlam Group Plc	50,625
45,677	Helical Bar Plc	263,932
1,906,443	HellermannTyton Group Plc(c)	10,061,523
359,922	Henderson Group Plc	1,480,863
71,298	Hikma Pharmaceuticals Plc	2,165,506
38,157	Hill & Smith Holdings Plc	327,257
337	Hilton Food Group Plc	2,698
26,318	Hochschild Mining Plc(d)	72,425
5,026	Hogg Robinson Group Plc	5,219
454,892	Home Retail Group Plc	1,277,946
144,901	Homeserve Plc	732,688
211,194	Howden Joinery Group Plc	1,209,095
367,188	Hunting Plc	5,393,350
15,030	Huntsworth Plc	12,688
3,454	Hyder Consulting Plc	37,496
270,199	ICAP Plc	1,586,588
57,706	IG Group Holdings Plc	594,295
14,815	Imagination Technologies Group Plc(d)	44,547
89,696	IMI Plc	2,145,823
323,638	Inchcape Plc	3,513,350
254,705	Informa Plc	2,098,066
77,911	Inmarsat Plc	958,909
549,715	Innovation Group Plc	287,707
75,696	InterContinental Hotels Group Plc	3,079,930
1,343,686	Interserve Plc(c)	14,439,332
41,164	Intertek Group Plc	1,781,913
62,622	Intu Properties Plc REIT	347,624
236,494	Investec Plc	2,054,265
73,267	IP Group Plc(d)	224,263
33,593	ITE Group Plc	113,827
196,965	Ithaca Energy, Inc.(d)	444,384
552,029	ITV Plc	1,945,070
50,439	J D Wetherspoon Plc	633,138
631,062	J Sainsbury Plc	3,333,715
8,667	James Fisher & Sons Plc	192,418
28,273	Jardine Lloyd Thompson Group Plc	490,223
63,090	Jazztel Plc(d)	850,718
29,512	JD Sports Fashion Plc	189,386
4,751	John Menzies Plc	53,742
243,164	John Wood Group Plc	3,079,012
12,726	Johnson Matthey Plc	635,752
84,713	Johnston Press Plc(d)	6,250
35,089	Jupiter Fund Management Plc	226,774
Shares		Value
UNITED KINGDOM (continued)
77,204	Kazakhmys Plc(d)	$423,357
172,730	Kcom Group Plc	293,079
21,188	Keller Group Plc	310,857
13,679	Kier Group Plc	403,689
18,015	Kofax Ltd.(d)	128,198
176,043	Ladbrokes Plc	392,323
1,977,425	Laird Plc(c)	9,651,593
103,582	Lancashire Holdings Ltd	1,071,128
30,575	Lavendon Group Plc	109,434
79,575	London Stock Exchange Group Plc	2,603,642
67,669	Londonmetric Property Plc REIT	161,087
11,489	Lonmin Plc(d)	44,264
63,067	Lookers Plc	141,347
35,957	Low & Bonar Plc	53,270
1,283	LSL Property Services Plc	8,052
342,890	Man Strategic Holdings Plc(d)	688,894
6,088	Management Consulting Group Plc	2,287
43,460	Marshalls Plc	117,948
402,517	Marston’s Plc	975,865
45,754	McBride Plc	73,577
28,145	Mears Group Plc	220,956
8,447	Mecom Group Plc(d)	21,356
306,728	Meggitt Plc	2,633,269
838,098	Melrose Industries Plc	3,724,187
98,125	Michael Page International Plc	708,218
6,827	Micro Focus International Plc	97,971
71,806	Millennium & Copthorne Hotels Plc	711,016
85,940	Mitchells & Butlers Plc(d)	542,502
186,683	Mitie Group Plc	961,292
231,628	Mondi Plc	4,078,742
112,692	Moneysupermarket.com Group Plc	353,310
153,617	Morgan Advanced Materials Plc	814,366
15,010	Morgan Sindall Group Plc	202,605
11,794	Mothercare Plc(d)	47,838
80,593	N Brown Group Plc	587,395
213,001	National Express Group Plc	941,461
5,552	NCC Group Plc	19,731
69,409	Northgate Plc	577,715
23,821	Novae Group Plc	221,194
7,224	Ocado Group Plc(d)	41,004
3,265	Optos Plc(d)	10,336
110,580	Oxford Instruments Plc	2,352,329
129,075	Pace Plc	697,120
5,971	PayPoint Plc	105,748
185,403	Pendragon Plc	98,600
114,551	Pennon Group Plc	1,576,186
256,487	Persimmon Plc	5,425,844
43,340	Petrofac Ltd	802,687
36,290	Photo-Me International Plc	88,380
17,169	Playtech Plc	178,122
131,010	Premier Farnell Plc	399,902

72

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
124,046	Premier Foods Plc(d)	$87,960
245,262	Premier Oil Plc	1,332,500
219,086	Punch Taverns Plc(d)	33,844
78,418	PZ Cussons Plc	467,879
195,364	QinetiQ Group Plc	682,097
109,920	Quintain Estates & Development Plc(d)	163,309
11,181	Rank Group Plc	30,826
4,954	Rathbone Brothers Plc	169,536
31,688	Redde Plc	29,424
139,415	Redrow Plc	575,492
9,324	Renishaw Plc	291,065
51,233	Renold Plc(d)	53,628
171,499	Rentokil Initial Plc	343,108
69,193	Restaurant Group Plc	719,604
743,519	Rexam Plc	6,288,987
9,385	Ricardo Plc	101,802
30,878	Rightmove Plc	1,185,991
892	RM Plc	2,410
26,258	Robert Walters Plc	138,758
582,525	Rotork Plc(c)	27,232,558
76,966	RPC Group Plc	759,511
136,419	RPS Group Plc	588,460
374,348	RSA Insurance Group Plc	2,899,046
627,144	Sage Group Plc (The)	3,908,069
52,290	Salamander Energy Plc(d)	99,537
45,100	Savills Plc	451,525
84,985	Schroders Plc	3,429,186
40,552	Schroders Plc - Non Voting	1,269,325
24,967	SDL Plc(d)	134,043
71,325	Segro Plc REIT	430,977
186,503	Senior Plc	830,637
104,212	Serco Group Plc	636,381
80,799	Severfield Plc(d)	82,530
85,981	Severn Trent Plc	2,808,888
87,706	Shaftesbury Plc REIT	1,001,724
259,830	Shanks Group Plc	472,669
337,160	SIG Plc	952,889
13,544	Smith & Nephew Plc	234,609
69,865	Smiths Group Plc	1,503,906
127,053	Soco International Plc	922,368
381,512	Spectris Plc	12,289,592
241,849	Speedy Hire Plc	215,386
336,346	Spirax-Sarco Engineering Plc(c)	15,468,360
177,568	Spirent Communications Plc	308,483
213,939	Spirit Pub Co. Plc	263,672
15,991	Sportech Plc(d)	23,286
94,269	Sports Direct International Plc(d)	1,063,154
15,823	St. Ives Plc	56,834
102,085	St. James’s Place Plc	1,252,127
86,519	St. Modwen Properties Plc	541,483
140,523	Stagecoach Group Plc	843,883
32,005	Sthree Plc	194,523
7,742	Stolt-Nielsen Ltd.	176,113
8,341	SuperGroup Plc(d)	143,497
Shares		Value
UNITED KINGDOM (continued)
30,559	Synergy Health Plc	$702,180
58,277	Synthomer Plc	209,569
235,743	Talktalk Telecom Group Plc	1,251,729
214,060	Tate & Lyle Plc	2,255,127
2,231,492	Taylor Wimpey Plc	4,193,160
5,162	Ted Baker Plc	148,853
38,081	Telecity Group Plc	511,124
10,919	Telecom Plus Plc	256,241
189,495	Thomas Cook Group Plc(d)	391,589
6,688	Thorntons Plc(d)	12,477
2,222	Tipp24 SE	108,006
3,226	Topps Tiles Plc	5,773
8,024	Torotrak Plc(d)	2,540
110,801	Travis Perkins Plc	3,133,354
16,317	Trifast Plc	31,267
164,257	Trinity Mirror Plc(d)	549,086
69,551	TT electronics Plc	217,233
179,314	TUI Travel Plc	1,098,026
100,313	Tullett Prebon Plc	419,841
36,032	UBM Plc	376,860
320,623	Ultra Electronics Holdings Plc(c)	9,602,829
21,072	UNITE Group Plc (The)	144,652
219,347	United Utilities Group Plc	3,295,889
17,283	UTV Media Plc	63,902
197,460	Vectura Group Plc(d)	470,056
199,220	Vesuvius Plc	1,565,009
606,745	Victrex Plc(c)	16,430,905
11,826	Vitec Group Plc (The)	112,807
1,370	VP Plc	14,815
81,025	Weir Group Plc (The)	3,511,525
43,316	WH Smith Plc	827,839
131,326	Whitbread Plc	9,540,540
721,708	William Hill Plc	4,296,301
15,003	Wilmington Group Plc	49,519
21,070	Wincanton Plc(d)	51,758
79,245	Wolfson Microelectronics Plc(d)	309,054
32,930	Workspace Group Plc REIT	340,525
7,016	WS Atkins Plc	157,777
14,163	Xaar Plc	131,394
100,532	Xchanging Plc	299,147

		473,331,951
UNITED STATES — 48.5%
200,000	Aceto Corp.	3,351,999
525,000	Actuant Corp. - Class A	16,947,000
1,125,407	Advance Auto Parts, Inc.	136,298,042
5,360	AgJunction, Inc.(d)	3,736
136,651	Alacer Gold Corp.	312,066
610,000	Albemarle Corp.	37,417,400
350,000	American Vanguard Corp.	4,441,499
550,000	Approach Resources Inc.(d)	11,572,000
61,440	Argonaut Gold, Inc.(d)	224,269
350,000	B&G Foods, Inc.	9,824,500
100,000	Bio-Rad Laboratories, Inc. - Class A(d)	11,499,000

73

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
UNITED STATES (continued)
8,399	Bizlink Holding, Inc.	$34,169
300,000	BJ’s Restaurants, Inc.(d)	10,281,000
375,000	Blackbaud, Inc.(c)	13,766,250
26,100	BNK Petroleum, Inc.(d)	31,118
286,262	Boart Longyear Ltd.(d)	49,214
400,000	Bottomline Technologies, Inc.(c)(d)	11,324,000
300,000	Brady Corp. - Class A	7,845,000
210,000	Bryn Mawr Bank Corp.(c)	6,194,999
146,200	Cantel Medical Corp	4,902,085
476,800	Cardtronics, Inc.(d)	18,385,408
2,620,200	CareFusion Corp.(d)	114,738,558
225,000	Casey’s General Stores, Inc.	14,888,250
400,000	Cepheid, Inc.(d)	15,056,000
1,500	Chaparral Gold Corp.(d)	784
350,000	CLARCOR, Inc.	20,758,500
210,000	Community Bank System, Inc.	7,398,300
2,470,200	CoreLogic, Inc.(c)(d)	67,189,440
350,000	CR Bard, Inc.	52,230,500
1,835,000	Crown Holdings, Inc.(d)	85,419,250
500,000	CST Brands, Inc.	16,715,000
800,000	CVB Financial Corp.(c)	12,232,000
250,000	E2Open, Inc.(d)	4,044,999
200,000	Elizabeth Arden, Inc.(d)	4,125,999
636,000	Energizer Holdings, Inc.	72,987,360
140,000	EnPro Industries, Inc.(d)	9,578,800
9,245	Equal Energy Ltd.	50,704
140,000	Esterline Technologies Corp.(d)	15,197,000
100,000	Financial Engines, Inc.	3,894,999
135,600	First Financial Bankshares, Inc.	3,983,927
1,150,000	Flowserve Corp.	85,146,000
450,000	Forum Energy Technologies, Inc.(d)	14,980,500
500,000	Fresh Market, Inc. (The)(d)	14,965,000
2,735,000	Generac Holdings, Inc.(c)(d)	118,699,000
275,000	Genomic Health, Inc.(c)(d)	7,007,000
450,000	Globus Medical, Inc. - Class A(d)	10,035,000
73,730	Golden Star Resources Ltd.(d)	39,896
333,000	Guidewire Software, Inc.(d)	13,486,500
125,000	HB Fuller Co.	5,581,249
499,777	Henry Schein, Inc.(d)	58,099,076
572,800	Hubbell, Inc. - Class B(c)	66,983,232
150,000	ICU Medical, Inc.(d)	8,737,500
100,000	Independent Bank Corp.	3,650,999
975,000	Ingredion, Inc.	71,789,250
110,000	Innospec, Inc.	4,423,099
300,000	Integra LifeScience Holdings Corp.(c)(d)	14,226,000
225,100	John Wiley & Sons, Inc. - Class A	13,526,259
150,000	Lancaster Colony Corp.(c)	13,102,500
150,000	Landstar System, Inc.	9,919,500
300,000	LogMein, Inc.(d)	12,213,000
400,000	Luminex Corp.(c)(d)	7,280,000
400,000	Masimo Corp.(d)	9,632,000
Shares		Value
UNITED STATES (continued)
164,400	Measurement Specialties, Inc.(c)(d)	$14,136,756
100,000	Medidata Solutions, Inc.(d)	4,483,999
201,000	Mistras Group, Inc.(c)(d)	4,245,119
677	Movie Gallery, Inc.(b)(c)(d)	0
477,305	MSC Industrial Direct Co., Inc. - Class A	40,709,343
85,000	Navigators Group, Inc. (The)(c)(d)	5,167,999
187,100	NBT Bancorp, Inc.(c)	4,372,527
1,905,746	NetApp, Inc.	74,019,175
15,954,000	Nexteer Automotive Group Ltd.	11,466,220
200,000	Northern Oil and Gas, Inc.(d)	3,217,999
400,000	NuVasive, Inc.(d)	14,952,000
200,000	Omnicell, Inc.(d)	5,479,999
1,474,200	Omnicom Group, Inc.	103,179,258
150,000	Owens & Minor, Inc.	4,963,499
17,053	Performance Sports Group Ltd.(d)	276,827
1,722,000	PetSmart, Inc.	117,337,080
150,000	Post Holdings, Inc.(d)	6,737,999
200,000	Prestige Brands Holdings, Inc.(d)	6,159,999
350,000	PROS Holdings, Inc.(c)(d)	8,967,000
150,000	Prosperity Bancshares, Inc.	8,719,500
500,000	QLIK Technologies, Inc.(d)	13,230,000
440,000	Qualys, Inc.(c)(d)	10,511,600
350,000	Raven Industries, Inc.(c)	9,754,500
100,000	RBC Bearings, Inc.	5,547,999
500,000	RealPage, Inc.(d)	8,052,500
500,000	Resolute Energy Corp.(d)	3,819,999
1,000,000	Rockwell Collins, Inc.	73,270,000
27,636,600	Samsonite International SA(c)	86,118,656
200,000	SciQuest, Inc.(d)	3,077,999
300,000	Sensient Technologies Corp.	15,750,000
42,197	Sims Metal Management Ltd.(d)	467,819
950,000	Snap-on, Inc.(c)	114,190,000
550,000	Snyder’s-Lance, Inc.(c)	13,645,500
102,300	Standex International Corp.(c)	6,746,685
260,000	STERIS Corp.	13,228,800
85,386	Thompson Creek Metals Co., Inc.(d)	236,498
175,000	TreeHouse Foods, Inc.(d)	12,862,500
550,000	TriMas Corp.(c)(d)	17,424,000
1,629,690	Tupperware Brands Corp.(c)	118,608,838
365,000	UMB Financial Corp.(c)	20,669,950
450,000	Valmont Industries, Inc.	65,533,500
3,475,000	Vantiv, Inc. - Class A(c)(d)	113,910,500
1,470,000	Varian Medical Systems, Inc.(c)(d)	120,760,500
200,000	VCA, Inc.(d)	7,458,000
500,000	Volcano Corp.(d)	8,255,000
200,000	Washington Trust Bancorp, Inc.(c)	6,879,999
1,750,000	Waste Connections, Inc.(c)	82,845,000
500	WaterFurnace Renewable Energy, Inc.	13,950

74

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
UNITED STATES (continued)
956,351	Waters Corp.(c)(d)	$98,924,947
300,000	West Pharmaceutical Services, Inc.	12,225,000
125,000	WEX, Inc.(d)	13,490,000
500,000	Wolverine World Wide, Inc.	12,130,000
300,000	Woodward, Inc.	14,988,001
1,695,000	Wyndham Worldwide Corp.	128,057,250
		3,059,995,472
Total Common Stocks (Cost $4,525,284,194)		6,026,274,869
INVESTMENT COMPANY — 0.3%
18,365,700	SEI Daily Income Trust Government II Fund, Class A, 0.01%(g)	18,365,700
Total Investment Company (Cost $18,365,700)		18,365,700

EXCHANGE TRADED FUNDS — 3.1%
600	iShares Core S&P Small Cap ETF	63,515
735,129	iShares MSCI EAFE Small Cap Index Fund	37,616,551
234,861	iShares MSCI Japan Small Cap Index Fund	13,128,730
95,000	iShares Russell Mid-Cap ETF	14,905,500
196,000	SPDR Russell Nomura Small Cap Japan Fund	10,133,200
1,119,800	SPDR S&P International Small Cap Fund	38,610,705
330,000	Vanguard Small-Cap ETF	36,709,200
788,500	WisdomTree Japan Hedged Equity Fund	39,401,345
160,000	WisdomTree Japan Small Cap Dividend Fund	8,508,800
Total Exchange Traded Funds (Cost $174,497,730)		199,077,546
RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
7,247	JB Financial Group Co. Ltd. Rights, Expire 9/3/14(c)(d)	9,519
Consumer Discretionary — 0.0%
1,293	Bigben Interactive Coupons(c)(d)	0
1,293	Bigben Interactive Warrants, Expire 1/31/16(d)	156
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
11,590	Indian Hotels Co. Ltd. Rights, Expire 8/20/14(b)(c)(d)	0
2,376	Makalot Industrial Co. Ltd. Rights(c)(d)	3,803
Shares		Value
Consumer Discretionary (continued)
159,274	Seat Pagine Gialles SpA Warrants, Expire 9/8/14(b)(c)(d)	$0
		3,959
Consumer Staples — 0.0%
1,519	Naturex Coupons(c)(d)	0
Health Care — 0.0%
118,379	Golden Meditech Holdings Ltd. Warrants, Expire 7/30/15(c)(d)	0
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(d)	42,142
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
		42,142
Industrials — 0.0%
210	Bizlink Holding, Inc. Rights, Expire 9/9/14(c)(d)	69
428,722	Dialog Group Berhad Warrants, Expire 2/12/17(d)	89,876
49,289	Mota-Engil SGPS SA Rights, Expire 1/22/14(b)(c)(d)	0
		89,945
Materials — 0.0%
171	AK Holdings, Inc. Rights, Expire 8/13/14(d)	1,722
11,536	Ramelius Resources Ltd. Rights, Expire 8/1/15(d)	64
		1,786
Real Estate — 0.0%
45,020	Land & Houses Public Co. Ltd. - FOR Warrants, Expire 4/28/17(d)	8,062
Telecommunication Services — 0.0%
5,007	Loxley Public Co. Ltd. Warrants(c)(d)	0
Utilities — 0.0%
163	Cia de Transmissao de Energia Eletrica Paulista Rights, Expire 8/19/14(d)	271
Total Rights/Warrants (Cost $27,474)		155,684

75

Old Westbury Funds, Inc.
SMALL & MID CAP FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
U.S. GOVERNMENT AGENCIES — 0.5%
Federal Home Loan Bank — 0.5%
$8,940,000	0.06%, 08/15/2014(h)	$8,939,768
20,000,000	0.08%, 10/01/2014(h)	19,997,458

Total U.S. Government Agencies (Cost $28,937,226)		28,937,226

Shares
CASH SWEEP — 0.7%
42,836,664	Citibank - US Dollars on Deposit in Custody Account, 0.02%(g)	$42,836,664
Total Cash Sweep (Cost $42,836,664)		42,836,664

TOTAL INVESTMENTS — 100.0% (Cost $4,789,948,988)(a)		$6,315,647,689
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(2,611,945)
NET ASSETS — 100.0%		$6,313,035,744

(a) Cost for federal income tax purposes is $4,793,922,147 and net unrealized appreciation of investments is as follows:

Unrealized appreciation		$1,642,008,021
Unrealized depreciation		(120,282,479)
Net unrealized appreciation		$1,521,725,542

(b)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $5,128,227, which is 0.08% of net assets and the cost is $7,478,423.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $794,761,437 or 12.59% of net assets.
(d)	Non-income producing security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $14,337, which is less than 0.01% of net assets.
(f)	Securities incorporated in the same country but traded on different exchanges.
(g)	Rate shown represents current yield at July 31, 2014.
(h)	The rate represents the annualized yield at time of purchase.

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	2.9%
Consumer Discretionary	18.5%
Consumer Staples	6.4%
Diversified Financials	1.2%
Energy	2.8%
Health Care	11.9%
Industrials	25.0%
Information Technology	12.3%
Insurance	2.0%
Materials	8.0%
Real Estate	2.6%
Telecommunication Services	0.6%
Utilities	1.2%
Other*	4.6%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

76

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments	July 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 17.8%
AUSTRALIA — 0.2%
287,310	BC Iron Ltd.	$902,450
157,217	BHP Billiton Ltd.	5,651,210
1,539,440	Mount Gibson Iron Ltd.	1,051,491
532,880	PanAust Ltd.	1,129,067
337,010	RCR Tomlinson Ltd.	920,758
1,833,740	Resolute Mining Ltd.(b)	1,022,456
		10,677,432
AUSTRIA — 0.1%
111,850	OMV AG	4,502,157
BERMUDA — 0.4%
23,239	Arch Capital Group Ltd.(b)	1,242,125
28,625	Aspen Insurance Holdings Ltd.	1,145,286
48,420	Axis Capital Holdings Ltd.	2,089,323
29,490	Everest Re Group Ltd.	4,597,786
128,430	Nabors Industries Ltd.	3,488,159
79,738	RenaissanceRe Holdings Ltd.	7,799,174
46,500	Validus Holdings Ltd.	1,698,645
		22,060,498
BRAZIL — 0.1%
29,180	Cia Hering	273,697
49,470	Equatorial Energia SA	550,793
117,830	Even Construtora e Incorporadora SA	322,004
23,742	Kroton Educacional SA	632,697
103,780	Tim Participacoes SA	551,664
27,290	Tractebel Energia SA	408,974
		2,739,829
CANADA — 0.3%
82,270	Bank of Montreal	6,132,052
124,690	BCE, Inc.	5,646,987
123,017	Imperial Oil Ltd.	6,312,470
		18,091,509
CHINA — 0.1%
903,500	Asia Cement China Holdings Corp.	668,003
662,000	Beijing Capital International Airport Co. Ltd. - H Shares	456,991
1,125,000	China Molybdenum Co. Ltd. - H Shares	744,673
516,365	Huaxin Cement Co. Ltd. - B Shares	484,350
227,000	Inner Mongolia Yitai Coal Co. Ltd. - B Shares	333,917
139,640	Nam Tai Property, Inc.	995,633
6,622,000	Semiconductor Manufacturing International Corp.(b)	615,201
1,178,000	Shenzhen Expressway Co. Ltd. - H Shares.	711,355
527,000	SOHO China Ltd.	444,717
784,000	Weiqiao Textile Co. - H Shares	417,793

Shares		Value
CHINA (continued)
856,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	$725,662
		6,598,295
FINLAND — 0.2%
232,360	Neste Oil Oyj	4,293,744
106,075	Sampo Oyj - A Shares	5,283,864
		9,577,608
FRANCE — 0.1%
337,630	UBISOFT Entertainment(b)	5,662,581
GERMANY — 0.1%
835,610	Balda AG(c)	3,258,297
14,968	Volkswagen AG	3,468,415
		6,726,712
GREECE — 0.2%
491,740	Aegean Marine Petroleum Network, Inc.(c)	4,632,191
722,180	Navios Maritime Holdings, Inc.	5,755,775
		10,387,966
GUERNSEY — 0.1%
143,685	Amdocs Ltd.	6,514,678
HONG KONG — 0.6%
350,799	Cheung Kong Holdings Ltd.	6,821,299
2,236,000	China Lumena New Materials Corp.	360,643
700,200	China Mobile Ltd.	7,760,876
2,754,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	337,585
2,382,000	CSPC Pharmaceutical Group Ltd.	1,853,338
2,038,800	Guangdong Investment Ltd.	2,293,964
1,587,200	Link REIT (The)	9,000,902
1,516,067	MTR Corp Ltd.	5,976,200
349,000	Shanghai Industrial Holdings Ltd.	1,166,328
		35,571,135
INDIA — 0.0%
86,410	Cairn India Ltd.(b)	450,093
83,650	GAIL India Ltd.(b)	602,540
		1,052,633
INDONESIA — 0.0%
51,659,000	Energi Mega Persada Tbk PT(b)	406,044
IRELAND — 0.1%
7,093	Accenture Plc - Class A	562,333
69,278	Seagate Technology Plc	4,059,691
67,300	XL Group Plc	2,169,752
		6,791,776
ITALY — 0.3%
419,120	ASTM SpA(c)	6,425,983

77

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
ITALY (continued)
8,686,850	Banca Carige SpA(b)	$1,671,532
36,300	DiaSorin SpA	1,453,361
4,222,210	Saras SpA(b)(c)	5,269,282
		14,820,158
JAPAN — 1.6%
219,000	Aichi Steel Corp.	879,279
31,000	Alfresa Holdings Corp.	1,871,482
4,598,900	ANA Holdings, Inc.	11,467,631
57,000	As One Corp.(c)	1,720,556
52,000	Daikoku Denki Co. Ltd.	900,326
47,000	East Japan Railway Co.	3,802,401
39,000	Exedy Corp.	1,162,057
420,200	Fuji Oil Co. Ltd.(c)	2,419,807
65,000	Fuji Soft, Inc.	1,454,625
33,500	Hisamitsu Pharmaceutical Co., Inc.	1,343,387
348,463	House Foods Group, Inc.	6,331,379
112,000	Information Services International-Dentsu Ltd.(c)	1,465,532
85,800	Kewpie Corp.	1,554,768
432,000	Kyokuyo Co. Ltd.	1,083,517
53,800	McDonald’s Holdings Co. Japan Ltd.	1,356,179
106,000	Moshi Moshi Hotline, Inc.	1,038,721
863,000	Nippon Coke & Engineering Co. Ltd.	981,588
48,600	Nitori Holdings Co. Ltd.	2,749,740
82,700	Nomura Research Institute Ltd.	2,628,970
302,000	Otsuka Holdings Co. Ltd.	9,678,151
212,900	Rengo Co. Ltd.	981,039
73,600	Rohto Pharmaceutical Co. Ltd.	1,143,370
202,000	Round One Corp.	1,188,062
66,000	Ryosan Co. Ltd.	1,421,183
57,600	Sawai Pharmaceutical Co. Ltd.	3,281,349
809,000	Seikitokyu Kogyo Co. Ltd.	943,761
739,700	Sumitomo Osaka Cement Co. Ltd.	2,689,426
991,000	Tokyo Gas Co. Ltd.	5,709,100
501,200	TonenGeneral Sekiyu KK	4,399,782
122,000	Toppan Forms Co. Ltd.	1,204,997
247,000	Toshiba Machine Co. Ltd.	1,111,758
40,000	Trancom Co. Ltd.	1,592,378
79,100	West Japan Railway Co.	3,612,617
33,700	Wowow, Inc.(c)	1,413,654
		86,582,572
MALAYSIA — 0.2%
555,000	Faber Group Berhad	637,312
924,288	Public Bank Berhad	5,720,406
2,256,100	TA Enterprise Berhad	720,032
1,742,500	Telekom Malaysia Berhad	3,402,128
		10,479,878
NETHERLANDS — 0.1%
141,038	Unilever NV	5,819,612

Shares		Value
NEW ZEALAND — 0.1%
1,005,310	Air New Zealand Ltd.	$1,690,945
1,608,712	Auckland International Airport Ltd.	5,220,428
137,310	Ebos Group Ltd.	1,180,449
		8,091,822
PHILIPPINES — 0.0%
1,073,000	First Gen Corp.	549,086
POLAND — 0.0%
13,780	Lubelski Wegiel Bogdanka SA	506,101
291,770	Synthos SA	420,782
		926,883
PUERTO RICO — 0.0%
21,947	Popular, Inc.(b)	700,109
SINGAPORE — 0.2%
5,029,550	Singapore Post Ltd.	7,095,798
1,689,121	Singapore Press Holdings Ltd.	5,619,120
		12,714,918
SOUTH KOREA — 0.2%
79,440	Iljin Display Co. Ltd.	680,130
69,140	Jahwa Electronics Co. Ltd.	978,729
44,110	LF Corp.	1,242,384
835,990	Meritz Securities Co. Ltd.	2,391,215
15,390	Samsung Electro-Mechanics Co. Ltd.	947,791
68,950	Sebang Co. Ltd.(c)	1,358,406
45,760	Silla Co. Ltd.(c)	1,133,037
101,989	Sungwoo Hitech Co. Ltd.	1,433,809
		10,165,501
SWEDEN — 0.3%
156,225	Investor AB - B Shares	5,639,156
124,316	Lundbergforetagen AB(c)	5,581,263
1,669,680	SAS AB(b)	3,061,879
		14,282,298
SWITZERLAND — 0.4%
55,138	ACE Ltd.	5,519,314
136,800	Allied World Assurance Co. Holdings AG	4,926,168
65,952	Swiss Prime Site AG	5,239,873
9,446	Swisscom AG	5,249,221
		20,934,576
TAIWAN — 0.1%
818,000	Accton Technology Corp.	496,427
724,000	Ardentec Corp.	622,858
796,640	China General Plastics Corp.	390,490
25,260	ChipMOS TECHNOLOGIES Bermuda Ltd.	594,115
873,500	Chunghwa Telecom Co. Ltd.	2,665,108
430,000	Gemtek Technology Corp.	394,305
199,000	Huang Hsiang Construction Co.	262,108
428,000	ITEQ Corp.	455,980

78

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
182,000	Realtek Semiconductor Corp.	$581,997
322,000	Test Research, Inc.	542,223
576,000	Test-Rite International Co. Ltd.	400,460
193,000	Yungshin Construction & Development Co.	434,402
		7,840,473
THAILAND — 0.0%
390,800	Bangchak Petroleum Public Co. Ltd.	349,907
TURKEY — 0.0%
111,940	Aksa Akrilik Kimya Sanayii	402,248
104,030	Aygaz AS	446,647
168,310	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	350,319
123,370	Turk Hava Yollari(b)	371,354
		1,570,568
UNITED KINGDOM — 0.1%
2,328,890	Afren Plc(b)	4,325,064
89,200	Smith & Nephew Plc	1,545,123
360,865	WM Morrison Supermarkets Plc	1,027,196
		6,897,383
UNITED STATES — 11.6%
40,469	3M Co.	5,701,677
71,370	AAR Corp.	1,919,853
71,000	Abbott Laboratories	2,990,520
151,480	Abercrombie & Fitch Co. - Class A	5,959,223
143,130	Aceto Corp.	2,398,859
21,181	Acorda Therapeutics, Inc.(b)	619,968
8,169	Aflac, Inc.	488,016
6,178	Alliant Techsystems, Inc.	802,708
198,180	Alon USA Energy, Inc.	2,546,613
107,190	Ambac Financial Group, Inc.(b)	2,428,925
42,800	American Equity Investment Life Holding Co.	947,592
39,200	American Financial Group, Inc.	2,194,808
441,700	American International Group, Inc.	22,959,566
100,000	American Public Education, Inc.(b)	3,570,000
10,977	AmerisourceBergen Corp.	844,241
23,600	Amgen, Inc.	3,006,404
15,279	Andersons, Inc. (The)	825,372
143,300	Apple, Inc.	13,695,181
82,550	AptarGroup, Inc.	5,043,805
117,228	Arthur J Gallagher & Co.	5,275,260
42,907	Associated Banc-Corp.	768,893
51,659	Assurant, Inc.	3,273,114
43,050	Atlantic Tele-Network, Inc.	2,518,855
70,103	Automatic Data Processing, Inc.	5,700,075
9,483	AutoNation, Inc.(b)	505,634
461,500	Bank of America Corp.	7,037,875
46,737	Becton Dickinson and Co.	5,432,709

Shares		Value
UNITED STATES (continued)
92,260	Benchmark Electronics, Inc.(b)	$2,228,079
350,000	Blucora, Inc.(b)	5,974,500
5,267	Boeing Co. (The)	634,568
257,920	Brocade Communications Systems, Inc.	2,375,443
21,638	CA, Inc.	624,905
15,434	CACI International, Inc. - Class A(b)	1,064,792
53,814	Cadence Design Systems, Inc.(b)	905,690
14,674	CareFusion Corp.(b)	642,574
18,000	CBOE Holdings, Inc.	872,460
9,712	CBS Corp.	551,933
40,810	Celanese Corp.	2,375,550
3,559	CF Industries Holdings, Inc.	890,960
47,116	Chevron Corp.	6,089,272
24,030	Churchill Downs, Inc.	2,078,595
14,150	Cintas Corp.	885,790
24,712	Cisco Systems, Inc.	623,484
200,000	Citigroup, Inc.	9,782,000
11,620	Civeo Corp.	295,148
60,683	Clorox Co. (The)	5,271,532
147,840	CNO Financial Group, Inc.	2,392,051
300,000	Coach, Inc.	10,368,000
278,938	Coca-Cola Co. (The)	10,959,474
12,174	Cognizant Technology Solutions Corp. - Class A(b)	597,135
35,860	Coherent, Inc.(b)	2,112,513
85,303	Colgate-Palmolive Co.	5,408,210
15,299	Comerica, Inc.	768,928
40,060	Computer Sciences Corp.	2,499,343
57,218	Consolidated Edison, Inc.	3,209,358
4,503	Cooper Cos., Inc. (The)	724,443
30,900	CR Bard, Inc.	4,611,207
4,703	Cracker Barrel Old Country Store, Inc.	456,003
63,169	Crestwood Equity Partners LP	920,372
8,356	CVS Caremark Corp.	638,064
118,200	CYS Investments, Inc., REIT	1,049,616
69,956	Danaher Corp.	5,168,349
50,161	Delek US Holdings, Inc.	1,465,704
21,284	Delta Air Lines, Inc.	797,299
52,090	Deluxe Corp.	2,865,471
115,631	DENTSPLY International, Inc.	5,367,591
211,000	Depomed, Inc.(b)	2,099,450
25,600	Dillard’s, Inc. - Class A	3,052,032
30,720	DineEquity, Inc.	2,489,856
25,900	Dolby Laboratories, Inc. - Class A(b)	1,156,176
120,600	Dollar Tree, Inc.(b)	6,569,082
46,140	Dr Pepper Snapple Group, Inc.	2,711,186
74,540	DTE Energy Co.	5,502,543
26,051	East West Bancorp, Inc.	887,297
127,300	El Paso Pipeline Partners LP	4,242,909
11,670	EnerSys, Inc.	740,228
56,814	Exxon Mobil Corp.	5,621,177

79

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
UNITED STATES (continued)
77,670	FBR & Co.(b)	$2,171,653
34,100	Fidelity National Information Services, Inc.	1,923,240
155,121	Fifth Third Bancorp	3,176,878
57,953	First Niagara Financial Group, Inc.	498,396
101,245	Franklin Resources, Inc.	5,482,417
275,000	GameStop Corp. - Class A	11,541,750
100,000	Generac Holdings, Inc.(b)	4,340,000
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
46,259	Genworth Financial, Inc. - Class A(b)	605,993
134,390	Green Plains Renewable Energy, Inc.	5,038,281
36,440	Harris Corp.	2,487,759
329,900	Hatteras Financial Corp., REIT	6,317,585
16,007	HealthSouth Corp.	613,548
14,482	Heartland Payment Systems, Inc.	687,895
11,784	Helmerich & Payne, Inc.	1,252,168
103,260	hhgregg, Inc.(b)	734,179
51,360	HollyFrontier Corp.	2,414,434
118,396	Hormel Foods Corp.	5,358,603
70,753	Huntington Bancshares, Inc.	694,794
57,400	IAC/InterActiveCorp	3,857,280
15,159	Iconix Brand Group, Inc.(b)	640,165
267,800	Inteliquent, Inc.	2,841,358
71,040	Inter Parfums, Inc.	1,856,275
20,592	InterDigital, Inc.	907,901
29,108	International Business Machines Corp.	5,579,130
11,018	j2 Global, Inc.	539,001
31,253	Jack Henry & Associates, Inc.	1,823,613
12,438	Jack in the Box, Inc.	711,329
20,751	JPMorgan Chase & Co.	1,196,710
45,079	KeyCorp.	610,370
140,601	Kimberly-Clark Corp.	14,604,226
6,900	Kirby Corp.(b)	803,574
130,890	Knight Transportation, Inc.	3,136,124
13,141	Kroger Co. (The)	643,646
47,108	L-3 Communications Holdings, Inc.	4,944,456
17,578	Lear Corp.	1,655,320
25,380	Lindsay Corp.	2,054,511
39,400	Lorillard, Inc.	2,382,912
150,000	Lowe’s Cos, Inc.	7,177,500
100,750	M/I Homes, Inc.(b)	2,073,435
11,307	Macy’s, Inc.	653,432
13,600	Marathon Petroleum Corp.	1,135,328
20,928	MB Financial, Inc.	563,800
49,310	MBIA, Inc.(b)	472,390
55,823	McDonald’s Corp.	5,278,623
66,560	MDC Holdings, Inc.	1,795,123
294,001	Medtronic, Inc.	18,151,622
62,500	Microsoft Corp.	2,697,500

Shares		Value
UNITED STATES (continued)
97,179	Molson Coors Brewing Co. - Class B	$6,562,498
111,840	Monarch Casino & Resort, Inc.(b)(c)	1,395,763
12,357	Mylan, Inc.(b)	610,065
38,090	NACCO Industries, Inc. - Class A(c)	1,816,512
83,550	Navient Corp.	1,437,060
153,100	NeuStar, Inc. - Class A(b)	4,265,366
6,653	New Media Investment Group, Inc.	100,194
183,070	New York Times Co. (The) - Class A	2,286,544
92,159	Newcastle Investment Corp., REIT	411,951
351,100	Newmont Mining Corp.	8,745,901
21,020	Nexstar Broadcasting Group, Inc. - Class A	979,322
152,760	Northern Oil and Gas, Inc.(b)	2,457,908
21,550	Northrop Grumman Corp.	2,656,468
5,810	Oil States International, Inc.(b)	356,095
79,240	Olympic Steel, Inc.(c)	1,737,733
125,000	Oracle Corp.	5,048,750
213,610	Orion Marine Group, Inc.(b)(c)	2,309,124
60,150	Owens & Minor, Inc.	1,990,363
95,460	Patterson-UTI Energy, Inc.	3,279,051
128,559	Paychex, Inc.	5,272,205
259,800	Peabody Energy Corp.	3,941,166
160,200	People’s United Financial, Inc.	2,326,104
131,211	PepsiCo, Inc.	11,559,689
186,400	PetSmart, Inc.	12,701,296
167,400	Pfizer, Inc.	4,804,380
11,745	Phillips 66	952,637
40,323	Pilgrim’s Pride Corp.(b)	1,127,431
8,541	PNC Financial Services Group, Inc. (The)	705,145
41,189	Praxair, Inc.	5,277,958
10,500	Priceline Group, Inc. (The)(b)	13,045,725
29,165	PrivateBancorp, Inc.	839,952
67,340	Procter & Gamble Co. (The)	5,206,729
9,817	Prosperity Bancshares, Inc.	570,662
38,495	Providence Service Corp. (The)(b)	1,524,787
30,420	Quaker Chemical Corp.	2,147,956
134,890	Regions Financial Corp.	1,367,785
15,229	Reinsurance Group of America, Inc.	1,222,280
68,770	REX American Resources Corp.(b)	5,800,749
4,286	Rock Tenn Co. - Class A	426,157
140,370	RPC, Inc.	3,158,325
89,320	Sanderson Farms, Inc.	8,136,159
50,948	Sanmina Corp.(b)	1,186,579
17,672	Savient Pharmaceuticals, Inc.(b)(c)(d)(e)	0
63,690	ScanSource, Inc.(b)	2,280,739
30,100	Scholastic Corp.	1,066,142

80

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
UNITED STATES (continued)
6,656	Scripps Networks Interactive, Inc. - Class A	$548,521
45,000	Select Income REIT	1,248,750
83,550	SLM Corp.	740,253
127,153	Sonoco Products Co.	4,976,768
43,800	Spectra Energy Partners LP	2,259,642
14,742	Spirit Airlines, Inc.(b)	964,422
90,945	Standard Pacific Corp.(b)	685,725
34,760	Sturm Ruger & Co., Inc.	1,736,610
61,800	Sunoco Logistics Partners LP	2,743,302
15,300	SunTrust Banks, Inc.	582,165
70,626	Susquehanna Bancshares, Inc.	718,973
31,503	Swift Transportation Co.(b)	644,236
34,820	SYNNEX Corp.(b)	2,245,890
46,819	Synovus Financial Corp.	1,102,587
7,574	Thermo Fisher Scientific, Inc.	920,241
261,265	TiVo, Inc.(b)	3,516,627
8,552	Towers Watson & Co. - Class A	872,475
26,230	Trinity Industries, Inc.	1,144,677
7,320	TRW Automotive Holdings Corp.(b)	748,763
21,893	Twenty-First Century Fox, Inc.	693,570
31,600	Tyson Foods, Inc. - Class A	1,175,836
122,464	UGI Corp.	5,944,403
43,916	Umpqua Holdings Corp.	743,059
91,220	Unifi, Inc.(b)	2,612,541
11,316	Union Pacific Corp.	1,112,476
200,000	Unisys Corp.(b)	4,258,000
46,955	United Technologies Corp.	4,937,318
11,773	United Therapeutics Corp.(b)	1,070,637
9,946	Universal Corp.	516,496
6,977	Universal Health Services, Inc. - Class B	743,748
17,599	US Bancorp	739,686
11,210	USANA Health Sciences, Inc.(b)	715,758
50,000	Valero Energy Corp.	2,540,000
176,047	Wal-Mart Stores, Inc.	12,953,538
6,851	Waters Corp.(b)	708,667
20,568	Webster Financial Corp.	589,685
125,000	Weight Watchers International, Inc.	2,711,250
46,086	WellPoint, Inc.	5,060,704
29,798	Wells Fargo & Co.	1,516,718
80,000	Werner Enterprises, Inc.	1,966,400
155,114	Westar Energy, Inc.	5,590,309
8,943	Western Digital Corp.	892,780
45,423	Western Union Co. (The)	793,540
3,670	White Mountains Insurance Group Ltd.	2,220,020
15,092	Wintrust Financial Corp.	699,212
25,000	WW Grainger, Inc.	5,878,750
180,329	Xcel Energy, Inc.	5,554,133
71,711	Xerox Corp.	950,888
33,167	Yahoo!, Inc.(b)	1,187,710

Shares		Value
UNITED STATES (continued)
18,807	Zions Bancorp	$542,018
		648,574,947
Total Common Stocks (Cost $905,092,855)		998,661,544
CLOSED-END FUNDS — 5.3%
UNITED STATES — 5.3%
360,000	Apollo Tactical Income Fund, Inc.	6,436,800
494,369	Ares Dynamic Credit Allocation Fund, Inc.	8,715,726
355,000	Avenue Income Credit Strategies Fund	6,248,000
77,600	Babson Capital Corporate Investors	1,218,320
373,267	Babson Capital Global Short Duration High Yield Fund	8,753,111
175,000	Babson Capital Participation Investors	2,383,500
400,000	Blackrock Corporate High Yield Fund, Inc.	4,768,000
508,861	BlackRock Credit Allocation Income Trust	6,844,180
4,502,776	BlackRock Debt Strategies Fund, Inc.	17,785,965
159,591	BlackRock Defined Opportunity Credit Trust	2,215,123
350,000	Blackrock Multi-Sector Income Trust	6,279,000
450,522	Blackstone/GSO Strategic Credit Fund	7,730,958
537,043	Brookfield Mortgage Opportunity Income Fund, Inc.	9,285,473
847,613	ClearBridge Energy MLP Fund, Inc.	24,292,589
300,000	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	7,317,000
881,097	Doubleline Income Solutions Fund	18,837,854
200,000	DWS Multi-Market Income Trust	1,838,000
450,000	First Trust Intermediate Duration Preferred & Income Fund	9,900,000
120,094	Guggenheim Credit Allocation Fund	2,864,242
300,000	KKR Income Opportunities Fund	5,358,000
451,762	Legg Mason BW Global Income Opportunities Fund, Inc.	8,041,364
585,157	New America High Income Fund	5,652,617
644,792	NexPoint Credit Strategies Fund	7,537,618
1,200,981	Nuveen Quality Preferred Income Fund	10,028,191

81

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Shares		Value
UNITED STATES (continued)
910,000	PIMCO Dynamic Credit Income Fund	$20,675,200
260,000	Pimco Dynamic Income Fund	8,205,600
497,557	Pioneer Floating Rate Trust	6,189,609
300,000	Prudential Global Short Duration High Yield Fund, Inc.	5,082,000
580,000	Prudential Short Duration High Yield Fund, Inc.	9,918,000
39,802	Stone Harbor Emerging Markets Income Fund	793,254
704,150	Tortoise Energy Infrastructure Corp.	32,602,145
100,624	Tortoise Power and Energy Infrastructure Fund, Inc.	2,842,628
1,417,391	Wells Fargo Advantage Income Opportunities Fund	13,025,823
207,526	Western Asset Mortgage Defined Opportunity Fund	4,957,796
Total Closed-End Funds (Cost $294,892,026)		294,623,686
EXCHANGE TRADED FUNDS — 2.2%
UNITED STATES — 2.2%
341,050	iShares MSCI Canada Index Fund	10,968,168
45,400	iShares MSCI Germany Index Fund	1,323,410
35,000	ProShares Short VIX Short-Term Futures ETF(b)	2,723,700
5,000	SPDR Gold Shares(b)	616,950
700,000	WisdomTree Europe SmallCap Dividend Fund	39,774,000
1,395,000	WisdomTree Japan Hedged Equity Fund	69,708,150
Total Exchange Traded Funds (Cost $123,022,968)		125,114,378
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
35,000	Exelon Corp.	1,718,500
104,500	New York Community Capital Trust V	5,203,055
Total Preferred Stocks (Cost $6,840,925)		6,921,555

Contracts
CALL OPTIONS PURCHASED — 0.0%
25,000,000	U.S. Stock Basket Absolute Dispersion, Strike $22.00, Expires 07/17/15	1,330,173
Total Call Options Purchased (Cost $1,375,000)		1,330,173

Principal Amount			Value
CORPORATE BONDS — 10.4%
AUSTRIA — 0.0%
$5,218,800		A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(d)(e)	$0
8,000,000		A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(d)(e)	0
			0
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(f)	5,132,500
BERMUDA — 0.2%
7,000,000	(g)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(e)(h)	1,122,244
1,375,000		Digicel Group Ltd., 7.13%, 04/01/22(f)	1,395,625
5,000,000		Energy XXI Bermuda Ltd., Cnv., 3.00%, 12/15/18(i)	4,718,750
3,700,000		Seadrill Ltd., 6.13%, 09/15/20(i)	3,672,250
			10,908,869
BRAZIL — 0.0%
1,300,000		JBS SA, 10.50%, 08/04/16(f)	1,472,484
CAYMAN ISLANDS — 0.2%
1,400,000		Country Garden Holdings Co. Ltd., 11.75%, 09/10/14(f)	1,405,250
1,400,000		Fufeng Group Ltd., 7.63%, 04/13/16(f)	1,442,000
1,000,000		JBS Finance II Ltd., 8.25%, 01/29/18(f)	1,055,000
2,000,000		Siem Industries, Inc., Cnv., 1.00%, 09/12/19(f)	1,950,000
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(f)	358,050
2,225,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(i)	2,380,750
			8,591,050
COLUMBIA — 0.0%
1,300,000		Pacific Rubiales Energy Corp., 7.25%, 12/12/21(f)	1,417,000
CROATIA (HRVATSKA) — 0.0%
1,100,000	(j)	Agrokor dd, 9.13%, 02/01/20(f)	1,644,182
FRANCE — 0.1%
1,350,000	(k)	Lafarge SA, 4.75%, 09/30/20(f)	2,079,503
621,000	(k)	Numericable Group SA, 5.38%, 05/15/22(f)	862,864

82

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount			Value
FRANCE (continued)
$650,000		SPCM SA, 6.00%, 01/15/22(f)	$692,250
			3,634,617
GERMANY — 0.1%
575,000	(k)	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20(f)	819,999
1,016,000	(k)	Orion Engineered Carbons Bondco GmbH, 10.00%, 06/15/18(f)	1,460,670
1,300,000	(k)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(f)	1,853,910
			4,134,579
GREECE — 0.0%
1,250,000		Aegean Marine Petroleum Network, Inc., Cnv., 4.00%, 11/01/18	1,235,156
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(e)(h)	1,133,154
INDIA — 0.0%
1,300,000		Indian Oil Corp Ltd., 5.75%, 08/01/23(f)	1,379,144
IRELAND — 0.1%
975,000	(k)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.25%, 01/15/22(f)	1,278,153
1,475,000	(k)	eircom Finance Ltd., 9.25%, 05/15/20(f)	2,180,010
1,250,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 04/30/18(f)	1,362,500
			4,820,663
ISRAEL — 0.0%
1,125,000		Delek & Avner Tamar Bond Ltd., 3.84%, 12/30/18(i)	1,125,000
1,000,000		Israel Electric Corp Ltd., 6.70%, 02/10/17(f)	1,086,000
			2,211,000
ITALY — 0.1%
1,525,000	(l)	Enel SpA, 7.75%, 09/10/75(f)(m)	2,824,408
1,250,000	(k)	Manutencoop Facility Management SpA, 8.50%, 08/01/20(f)	1,790,975
950,000	(k)	Telecom Italia SpA, 6.38%, 06/24/19	1,725,028
400,000	(k)	Telecom Italia SpA, 4.50%, 01/25/21(f)	572,155
Principal Amount			Value
ITALY (continued)
$300,000	(k)	Telecom Italia SpA, 5.25%, 02/10/22(f)	$441,367
			7,353,933
JAPAN — 0.1%
1,800,000	(j)	SoftBank Corp., 4.63%, 04/15/20(f)	2,566,952

JERSEY CHANNEL ISLANDS — 0.1%
2,000,000	(k)	Derwent London Capital No. 2 Jersey Ltd., Cnv., 1.13%, 07/24/19(f)	3,455,623
1,225,000	(k)	Galaxy Bidco Ltd., 6.38%, 11/15/20(f)	2,061,452
325,000	(k)	Galaxy Bidco Ltd., Cnv., 5.53%, 11/15/19(f)(m)	548,699
			6,065,774

LUXEMBOURG — 0.6%
1,050,000	(k)	Altice Financing SA, 8.00%, 12/15/19(f)	1,536,223
350,000	(k)	Altice Financing SA, 6.50%, 01/15/22(f)	488,350
1,325,000	(k)	Ardagh Finance Holdings SA, 7.88% cash or 8.38% payment-in-kind interest, 06/15/19(f)(n)	1,769,801
1,750,000	(k)	Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 05/15/18(f)	2,483,346
1,425,000	(k)	Cirsa Funding Luxembourg SA, 8.75%, 05/15/18(f)	1,951,075
1,000,000		ContourGlobal Power Holdings SA, 7.13%, 06/01/19(f)	990,000
1,000,000		Cosan Luxembourg SA, 5.00%, 03/14/23(f)	945,000
1,425,000	(l)	Finmeccanica Finance SA, 8.00%, 12/16/19	2,790,961
250,000	(k)	Galapagos SA, 5.06%, 06/15/21(f)(m)	333,958
600,000	(k)	GCL Holdings SCA, 9.38%, 04/15/18(f)	859,684
826,000	(k)	Intralot Capital Luxembourg SA, 6.00%, 05/15/21(f)	1,106,052
650,000	(k)	Magnolia BC SA, 9.00%, 08/01/20(f)	896,492
4,400,000		QGOG Constellation SA, 6.25%, 11/09/19(f)	4,510,000
4,000,000		Subsea 7 SA, Cnv., 1.00%, 10/05/17(f)	3,902,000
150,000	(k)	Sunrise Communications International SA, 7.00%, 12/31/17(f)	211,402

83

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount			Value
LUXEMBOURG (continued)
$1,400,000		Vimpel Communications OJSC Via UBS Luxembourg SA, 8.25%, 05/23/16(f)	$1,480,500
1,845,000		Wind Acquisition Finance SA, 6.50%, 04/30/20(i)	1,960,313
1,000,000	(k)	Wind Acquisition Finance SA, 4.00%, 07/15/20(f)	1,340,720
812,000	(k)	Wind Acquisition Finance SA, 7.00%, 04/23/21(f)	1,168,854
1,100,000	(k)	Xella Holdco Finance SA, 9.13% cash or 9.88% payment-in-kind interest, 09/15/18(f)(n)	1,568,693
			32,293,424
NETHERLANDS — 0.4%
1,950,000	(k)	Cable Communications Systems NV, 7.50%, 11/01/20(f)	2,820,032
600,000	(k)	Deutsche Annington Finance BV, 4.63%, 04/08/74(f)(m)	819,697
1,450,000	(l)	EDP Finance BV, 8.63%, 01/04/24(f)	3,031,905
1,250,000	(k)	Grupo Antolin Dutch BV, 4.75%, 04/01/21(f)	1,711,268
700,000	(k)	Hema Bondco I BV, 5.48%, 06/15/19(f)(m)	932,646
1,400,000		Indosat Palapa Co. BV, 7.38%, 07/29/20(f)	1,498,000
3,000,000		Lukoil International Finance BV, Cnv., 2.63%, 06/16/15	3,000,000
1,995,000		Marfrig Holding Europe BV, 8.38%, 05/09/18(f)	2,099,737
2,150,000		Marfrig Holding Europe BV, 6.88%, 06/24/19(f)	2,155,375
175,000	(k)	Portugal Telecom International Finance BV, 4.50%, 06/16/25(f)	235,798
1,100,000	(k)	Telefonica Europe BV, 6.50%, 09/18/18(f)(m)	1,612,263
800,000	(k)	Telefonica Europe BV, 7.63%, 09/18/21(f)(m)	1,249,624
1,400,000		VimpelCom Holdings BV, 6.25%, 03/01/17(f)	1,417,500
500,000		VTR Finance BV, 6.88%, 01/15/24(i)	518,125
			23,101,970
PERU — 0.0%
150,000		InRetail Shopping Malls, 6.50%, 07/09/21(f)	155,250
POLAND — 0.0%
345,000	(k)	Play Finance 1 SA, 6.50%, 08/01/19(f)	483,915
Principal Amount			Value
POLAND (continued)
$950,000	(k)	Play Finance 2 SA, 5.25%, 02/01/19(f)	$1,310,257
			1,794,172
PORTUGAL — 0.1%
1,100,000	(k)	Brisa Concessao Rodoviaria SA, 6.88%, 04/02/18(f)	1,697,208
1,151,000	(k)	PT Portugal SGPS SA, 6.25%, 07/26/16(f)	1,629,787
			3,326,995
SPAIN — 0.0%
1,775,000		Cemex Espana Luxembourg, 9.88%, 04/30/19(f)	1,988,000
UNITED KINGDOM — 0.4%
1,350,000	(k)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(f)	2,541,321
1,050,000	(k)	Bakkavor Finance 2 Plc, 8.75%, 06/15/20(f)	1,895,924
890,000	(k)	Debenhams Plc, 5.25%, 07/15/21(f)	1,438,731
1,200,000	(j)	Iglo Foods Bondco Plc, 4.70%, 06/15/20(f)(m)	1,602,839
475,000	(k)	Infinis Plc, 7.00%, 02/15/19(f)	844,063
1,580,000	(j)	International Personal Finance Plc, 5.75%, 04/07/21(f)	2,151,660
925,000	(k)	Jerrold Finco Plc, 9.75%, 09/15/18(f)	1,739,323
950,000	(k)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(f)	1,788,497
457,000	(k)	Stonegate Pub Co Financing Plc, 5.75%, 04/15/19(f)	775,421
1,250,000	(k)	Stretford 79 Plc, 4.80%, 07/15/20(f)(m)	2,089,277
1,000,000		Vedanta Resources Plc, 6.75%, 06/07/16(f)	1,049,500
725,000	(k)	Vougeot Bidco Plc, 7.88%, 07/15/20(f)	1,292,811
			19,209,367
UNITED STATES — 7.7%
11,610,000		Alere, Inc., Cnv., 3.00%, 05/15/16	12,872,588
3,000,000		AMAG Pharmaceuticals, Inc., Cnv., 2.50%, 02/15/19	3,093,750
6,000,000		Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,333,750
5,000,000		Ares Capital Corp., Cnv., 4.38%, 01/15/19	5,212,500
7,000,000		BioMarin Pharmaceutical, Inc., Cnv., 1.50%, 10/15/20	7,354,375

84

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$5,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	$5,268,750
6,000,000		Blucora, Inc., Cnv., 4.25%, 04/01/19(i)	6,262,500
7,500,000		BroadSoft, Inc., Cnv., 1.50%, 07/01/18	7,528,125
9,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20(i)	8,880,660
1,475,000	(j)	Cemex Finance LLC, 5.25%, 04/01/21(f)	2,046,691
5,000,000		Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	5,165,625
6,000,000		Ciena Corp. Cnv., 0.88%, 06/15/17	5,943,750
750,000		Crown Media Holdings, Inc., 10.50%, 07/15/19	832,500
4,500,000		Emergent Biosolutions, Inc., Cnv., 2.88%, 01/15/21(i)	4,652,640
4,000,000		Finisar Corp., Cnv., 0.50%, 12/15/33(i)	3,907,500
5,000,000		Fluidigm Corp., Cnv., 2.75%, 02/01/34	4,646,875
5,000,000		Forest City Enterprises, Inc., Cnv., 4.25%, 08/15/18	5,568,750
3,000,000		Forest City Enterprises, Inc., Cnv., 3.63%, 08/15/20	3,129,375
10,000,000		General Cable Corp., Cnv.,STEP, 5.00%, 11/15/29	9,112,500
3,200,000		Griffon Corp., Cnv., 4.00%, 01/15/17(i)	3,462,000
17,500,000		Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	19,217,188
10,000,000		Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	11,012,500
5,000,000		HomeAway, Inc., Cnv., 0.13%, 04/01/19(i)	4,896,875
17,000,000		Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(c)	18,179,375
8,000,000		JDS Uniphase Corp., Cnv., 0.63%, 08/15/33(i)	8,040,000
5,000,000		KB Home, Cnv., 1.38%, 02/01/19	4,834,375
30,500,000		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30	19,634,375
8,000,000		Liberty Interactive LLC, Cnv., 1.00%, 09/30/43(i)	8,190,000
4,000,000		Live Nation Entertainment, Inc., Cnv., 2.50%, 05/15/19(i)	4,105,000
14,500,000		Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	14,500,000
8,000,000		Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	8,430,000
Principal Amount			Value
UNITED STATES (continued)
$1,225,000	(j)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	$1,755,319
3,200,000		National Health Investors, Inc., Cnv., 3.25%, 04/01/21(c)	3,192,000
17,000,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	16,915,000
4,085,000		NuVasive, Inc., Cnv., 2.75%, 07/01/17	4,743,706
2,000,000		NVIDIA Corp., Cnv., 1.00%, 12/01/18(i)	2,165,000
9,000,000		Omnicare, Inc., Cnv., 3.25%, 12/15/35	9,455,625
19,500,000		Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(i)	19,853,438
3,000,000		PDL BioPharma, Inc., Cnv., 4.00%, 02/01/18	3,318,750
6,000,000		Prospect Capital Corp., Cnv., 5.50%, 08/15/16	6,243,750
10,000,000		Prospect Capital Corp., Cnv., 5.75%, 03/15/18	10,468,750
5,000,000		Prospect Capital Corp., Cnv., 4.75%, 04/15/20(i)	4,900,000
7,000,000		Rovi Corp., Cnv., 2.63%, 02/15/40	7,052,500
5,000,000		Royal Gold, Inc., Cnv., 2.88%, 06/15/19	5,425,000
6,000,000		RTI International Metals, Inc., Cnv., 1.63%, 10/15/19	5,846,250
3,000,000		Ryland Group, Inc. (The), Cnv., 0.25%, 06/01/19	2,763,750
7,500,000		SEACOR Holdings, Inc., Cnv., 3.00%, 11/15/28(c)(i)	7,200,000
3,000,000		ServiceSource International, Inc., Cnv, 1.50%, 08/01/18(c)(i)	2,578,125
12,000,000		ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(e)(i)	3,600,000
1,000,000		Southern Star Central Corp., 5.13%, 07/15/22(i)	1,000,000
8,900,000		Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	9,962,438
7,000,000		Starwood Property Trust, Inc., Cnv., REIT, 4.00%, 01/15/19	7,923,125
13,000,000		TIBCO Software, Inc., 2.25%, 05/01/32	13,130,000
7,300,000		Titan Machinery, Inc., Cnv., 3.75%, 05/01/19(c)	6,309,938
5,000,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20	5,340,625
1,600,000	(l)	Virgin Media Secured Finance Plc, 6.00%, 04/15/21(f)	2,781,651

85

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$14,000,000		Volcano Corp., Cnv., 1.75%, 12/01/17	$13,221,250
5,000,000		Walter Investment Management Corp., Cnv., 4.50%, 11/01/19	4,612,500
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	5,143,750
9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	9,596,250
			428,813,382
VENEZUELA — 0.1%
4,550,000		Petroleos de Venezuela SA, 5.00%, 10/28/15	4,271,313
VIRGIN ISLANDS (BRITISH) — 0.0%
625,000		OAS Finance Ltd., 8.00%, 07/02/21(i)	629,688
Total Corporate Bonds (Cost $580,318,212)			579,284,618
GOVERNMENT BONDS — 5.0%
BRAZIL — 0.3%
9,490,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	10,525,444
2,400,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,599,922
3,900,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,678,842
			14,804,208
HUNGARY — 0.4%
157,580,000	(k)	Hungary Government Bond, 6.75%, 08/22/14	673,028
61,000,000	(k)	Hungary Government Bond, 8.00%, 02/12/15	267,771
108,050,000	(k)	Hungary Government Bond, 7.75%, 08/24/15	487,853
96,000,000	(k)	Hungary Government Bond, 5.50%, 02/12/16	428,633
22,320,000	(k)	Hungary Government Bond, 5.50%, 12/22/16	101,209
127,110,000	(k)	Hungary Government Bond, 6.75%, 02/24/17	590,528
507,020,000	(k)	Hungary Government Bond, 6.75%, 11/24/17	2,396,938
100,940,000	(k)	Hungary Government Bond, 4.00%, 04/25/18	443,259
64,470,000	(k)	Hungary Government Bond, 5.50%, 12/20/18	295,142
212,580,000	(k)	Hungary Government Bond, 6.50%, 06/24/19	1,011,185
Principal Amount			Value
HUNGARY (continued)
$67,860,000	(k)	Hungary Government Bond, 7.50%, 11/12/20	$342,072
117,250,000	(k)	Hungary Government Bond, 7.00%, 06/24/22	582,336
40,280,000	(k)	Hungary Government Bond, 6.00%, 11/24/23	189,573
47,730,000	(k)	Hungary Government Bond, 5.50%, 06/24/25	223,400
520,000	(k)	Hungary Government International Bond, 4.38%, 07/04/17(f)	750,268
5,100,000	(k)	Hungary Government International Bond, 6.00%, 01/11/19	7,904,727
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,285,730
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,480,200
			24,453,852
INDONESIA — 0.1%
3,590,000,000	(k)	Indonesia Treasury Bond, 9.00%, 09/15/18	322,022
20,080,000,000	(k)	Indonesia Treasury Bond, 12.80%, 06/15/21	2,167,998
33,160,000,000	(k)	Indonesia Treasury Bond, 12.90%, 06/15/22	3,644,664
			6,134,684
IRELAND — 0.5%
17,995,160	(k)	Ireland Government Bond, 5.40%, 03/13/25	30,812,784
MALAYSIA — 0.6%
270,000	(k)	Bank Negara Malaysia Monetary Notes, 2.81%, 09/09/14(h)	84,210
250,000	(k)	Bank Negara Malaysia Monetary Notes, 2.81%, 09/18/14(h)	77,915
10,000	(k)	Bank Negara Malaysia Monetary Notes, 2.89%, 03/12/15(h)	3,070
10,000	(k)	Bank Negara Malaysia Monetary Notes, 2.89%, 04/16/15(h)	3,060
2,150,000	(k)	Bank Negara Malaysia Monetary Notes, 2.98%, 05/05/15(h)	656,309
9,200,000	(k)	Bank Negara Malaysia Monetary Notes, 3.05%, 05/19/15(h)	2,806,841
87,958,000	(k)	Malaysia Government Bond, 4.72%, 09/30/15	28,023,650

86

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount			Value
MALAYSIA (continued)
$4,485,000	(k)	Malaysia Government Bond, 3.20%, 10/15/15	$1,404,487
			33,059,542
MEXICO — 0.5%
10,587,000	(k)	Mexican Bonos, 6.00%, 06/18/15	820,714
91,413,000	(k)	Mexican Bonos, 8.00%, 12/17/15	7,364,375
43,680,000	(k)	Mexican Bonos, 6.25%, 06/16/16	3,478,468
36,000,000	(k)	Mexican Bonos, 7.25%, 12/15/16	2,946,426
23,900,000	(k)	Mexican Bonos, 7.75%, 12/14/17	2,004,261
1,059,200	(k)	Mexican Udibonos, 4.50%, 12/18/14	421,476
2,720,000	(k)	Mexican Udibonos, 5.00%, 06/16/16	1,155,959
2,712,000	(k)	Mexican Udibonos, 3.50%, 12/14/17	1,149,496
1,851,000	(k)	Mexican Udibonos, 4.00%, 06/13/19	809,602
1,465,000	(k)	Mexican Udibonos, 2.50%, 12/10/20	591,256
43,628,000	(k)	Mexico Cetes, 3.04%, 12/24/14(h)	326,319
730,580,000	(k)	Mexico Cetes, 3.58%, 04/01/15(h)	5,415,963
46,652,000	(k)	Mexico Cetes, 3.09%, 05/28/15(h)	345,126
			26,829,441
PHILIPPINES — 0.2%
312,450,000	(k)	Philippine Government Bond, 9.13%, 09/04/16	8,125,396
18,620,000	(k)	Philippine Treasury Bill, 1.00%, 09/03/14(h)	427,726
25,320,000	(k)	Philippine Treasury Bill, 1.22%, 10/08/14(h)	580,734
25,320,000	(k)	Philippine Treasury Bill, 1.21%, 04/08/15(h)	576,228
			9,710,084
POLAND — 0.5%
4,280,000	(k)	Poland Government Bond, 5.50%, 04/25/15	1,401,565
739,000	(k)	Poland Government Bond, 5.50%, 04/25/15	241,999
7,481,000	(k)	Poland Government Bond, 2.97%, 07/25/15(h)	2,343,102
32,184,000	(k)	Poland Government Bond, 6.25%, 10/24/15	10,784,729
Principal Amount			Value
POLAND (continued)
$28,470,000	(k)	Poland Government Bond, 2.94%, 01/25/16(h)	$8,799,304
8,188,000	(k)	Poland Government Bond, 2.72%, 01/25/17(m)	2,624,631
8,307,000	(k)	Poland Government Bond, 2.72%, 01/25/21(m)	2,626,836
			28,822,166
PORTUGAL — 0.1%
3,020,000		Portugal Government International Bond, 5.13%, 10/15/24(i)	3,046,274
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(i)	1,605,450
3,280,000		Republic of Serbia, 7.25%, 09/28/21(i)	3,784,300
			5,389,750
SINGAPORE — 0.1%
9,400,000	(k)	Monetary Authority of Singapore, 0.31%, 08/01/14(h)	7,535,070
SLOVENIA — 0.1%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(i)	3,117,400
1,400,000		Slovenia Government International Bond, 5.85%, 05/10/23(i)	1,561,000
			4,678,400
SOUTH KOREA — 0.9%
11,704,200,000	(k)	Korea Monetary Stabilization Bond, 2.82%, 08/02/14	11,387,070
10,385,800,000	(k)	Korea Monetary Stabilization Bond, 2.78%, 10/02/14	10,110,263
6,039,800,000	(k)	Korea Monetary Stabilization Bond, 2.84%, 12/02/14	5,884,611
2,226,780,000	(k)	Korea Monetary Stabilization Bond, 2.74%, 02/02/15	2,169,993
312,000,000	(k)	Korea Monetary Stabilization Bond, 2.47%, 04/02/15	303,703
2,610,000,000	(k)	Korea Monetary Stabilization Bond, 2.76%, 06/02/15	2,546,381
625,300,000	(k)	Korea Monetary Stabilization Bond, 2.66%, 06/09/15	611,040
5,276,320,000	(k)	Korea Monetary Stabilization Bond, 2.80%, 08/02/15	5,153,756
433,000,000	(k)	Korea Monetary Stabilization Bond, 2.81%, 10/02/15	423,176
6,633,880,000	(k)	Korea Monetary Stabilization Bond, 2.80%, 04/02/16	6,492,160
5,569,100,000	(k)	Korea Monetary Stabilization Bond, 2.79%, 06/02/16	5,465,071

87

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount			Value
SOUTH KOREA (continued)
$1,641,520,000	(k)	Korea Treasury Bond, 3.25%, 12/10/14	$1,601,626
			52,148,850

SRI LANKA — 0.1%
13,560,000	(k)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	103,942
264,000,000	(k)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,108,371
385,000,000	(k)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,081,744
			5,294,057
SWEDEN — 0.1%
5,740,000	(k)	Sweden Government Bond, 4.50%, 08/12/15	868,730
28,800,000	(k)	Sweden Treasury Bill, 0.59%, 08/20/14(h)	4,174,501
15,750,000	(k)	Sweden Treasury Bill, 0.52%, 09/17/14(h)	2,282,403
			7,325,634
UKRAINE — 0.3%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(i)	187,750
100,000	(k)	Ukraine Government International Bond, 4.95%, 10/13/15(i)	125,870
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(i)	192,500
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(i)	4,282,875
1,350,000		Ukraine Government International Bond, 6.75%, 11/14/17(i)	1,283,175
9,600,000		Ukraine Government International Bond, 7.75%, 09/23/20(i)	9,168,000
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(i)	1,512,850
			16,753,020
VIETNAM — 0.1%
1,625,000		Vietnam Government International Bond, 6.88%, 01/15/16(i)	1,736,719
Principal
Amount		Value
VIETNAM (continued)
$2,490,000	Vietnam Government International Bond, 6.75%, 01/29/20(i)	$2,816,813
		4,553,532
Total Government Bonds (Cost $266,329,808)		281,351,348
ASSET-BACKED SECURITIES — 3.9%
CAYMAN ISLANDS — 1.1%
5,000,000	Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.23%, 07/15/26(i)(m)	4,600,000
11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, 5.92%, 07/15/26(c)(i)(m)	10,604,375
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 5.43%, 07/22/26(i)(m)	4,582,730
3,000,000	Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.73%, 07/17/23(i)(m)	2,887,188
5,000,000	JFIN CLO 2014 Ltd., Series 2014-1A, Class E, 5.23%, 04/20/25(i)(m)	4,577,035
4,000,000	Oaktree CLO Ltd., Series 2014-1A, Class D, 4.99%, 02/13/25(i)(m)	3,620,468
3,000,000	OCTAGON Investment Partners XX Ltd., Series 2014-1A, Class E, 5.48%, 08/12/26(i)(m)	2,797,800
2,500,000	OZLM VII Ltd., Series 2014-7A, Class D, 5.25%, 07/17/26(i)(m)	2,293,533
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 5.73%, 04/20/26(c)(i)(m)	9,890,021
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 0.99%, 04/20/26(c)(i)	16,887,200
		62,740,350
UNITED STATES — 2.8%
4,345,717	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.51%, 03/25/36(m)	1,354,903
4,345,717	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.51%, 03/25/36(m)	1,354,903
20,614,569	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.35%, 10/25/36(m)	14,448,009
9,006,993	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.46%, 02/25/37(m)	6,228,020
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.58%, 02/25/37(m)	3,019,190
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.30%, 12/25/36(m)	5,273,186

88

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.38%, 12/25/36(m)	$3,687,832
2,884,332	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.31%, 09/25/46(m)	2,330,119
7,349,274	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A2, 0.32%, 03/25/37(m)	6,634,917
9,591,739	Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.33%, 03/25/37(m)	8,263,245
4,768,410	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(m)	4,611,658
9,601,731	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A2, 0.26%, 11/25/36(m)	5,417,134
3,496,520	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.30%, 11/25/36(m)	1,983,471
8,837,137	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.32%, 11/25/36(m)	5,204,738
6,923,065	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.30%, 03/25/37(m)	4,406,974
9,788,109	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.33%, 02/25/37(m)	5,833,135
10,643,837	Fremont Home Loan Trust, Series 2006-B, Class 2A3, 0.32%, 08/25/36(m)	4,800,850
8,174,616	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.31%, 01/25/37(m)	3,770,157
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.53%, 10/25/35(m)	5,272,548
960,874	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(m)	746,477
5,378,750	Lehman XS Trust, Series 2007-1, Class 2A1, 5.60%, 02/25/37(m)	4,972,326
8,950,471	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.32%, 10/25/36(m)	5,675,413
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.40%, 06/25/36(m)	1,576,579
13,608,504	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.31%, 09/25/36(m)	7,735,659
Principal
Amount		Value
UNITED STATES (continued)
$4,689,164	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.39%, 11/25/36(m)	$3,161,608
11,414,502	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.30%, 05/25/37(m)	8,149,315
6,956,634	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	4,020,280
1,325,412	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(m)	1,162,214
2,649,431	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(m)	2,854,288
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(i)	1,999,599
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(i)	3,999,120
16,735,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ2, Class A3, 0.43%, 05/25/36(m)	14,970,980
4,787,815	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.37%, 06/25/37(m)	2,844,949
		157,763,796

Total Asset-Backed Securities (Cost $202,115,029)		220,504,146

NON-AGENCY MORTGAGE-BACKED SECURITIES — 13.3%

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.9%
2,999,301	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.69%, 07/25/35(m)	2,955,775
3,712,399	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.88%, 03/25/37(m)	2,888,930
5,201,777	American Home Mortgage Assets Trust, Series 2005-1, Class 2A21, 2.60%, 11/25/35(m)	4,009,753
7,467,324	American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.82%, 02/25/47(m)	4,804,431
4,355,310	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,951,677
971,068	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.35%, 08/25/37(m)	940,812

89

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,519,016	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.08%, 12/25/35(m)	$1,833,778
3,525,544	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	3,375,938
5,062,268	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	4,096,782
1,089,660	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.00%, 09/20/35(m)	1,074,122
1,896,265	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.74%, 02/20/36(m)	1,559,561
1,966,661	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.68%, 06/20/36(m)	1,664,297
10,438,194	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.32%, 02/20/47(m)	9,109,527
3,711,327	Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.38%, 07/20/36(m)	3,499,748
2,518,787	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.78%, 10/25/35(m)	2,261,397
11,333,035	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.37%, 05/25/47(m)	8,450,761
6,050,273	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.57%, 03/27/47(i)(m)	5,288,181
3,462,225	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 1.94%, 04/26/37(i)(m)	3,367,173
4,809,503	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.48%, 02/25/36(m)	3,798,593
1,850,853	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.27%, 08/25/35(m)	1,632,782
8,921,710	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.37%, 02/25/36(m)	8,981,129
1,505,167	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.89%, 05/25/47(m)	1,275,885
8,888,963	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.47%, 05/25/37(m)	7,874,617
4,750,397	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 4.91%, 11/25/35(m)	3,712,901
4,709,923	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.60%, 04/25/36(m)	3,426,469
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$828,880	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.72%, 05/25/35(m)	$789,391
984,224	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.24%, 06/25/36(m)	909,191
8,172,388	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(i)	6,538,971
1,125,206	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,083,510
4,932,955	Countrywide Alternative Loan Trust, Series 2005-22T1, Class A5, 5.50%, 06/25/35	4,426,582
2,734,550	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.46%, 08/25/35(m)	2,406,795
5,700,543	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.47%, 08/25/35(m)	4,449,268
8,846,577	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.51%, 09/25/35(m)	7,799,328
3,571,923	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.50%, 12/25/35(m)	2,984,160
264,673	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.12%, 12/25/35(m)	240,412
7,010,022	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.61%, 04/25/35(m)	5,410,146
4,663,289	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.61%, 05/25/35(m)	3,803,537
2,412,522	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,198,754
6,972,575	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.51%, 05/25/36(m)	4,609,353
4,065,047	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,273,680
8,224,206	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,940,399
4,019,709	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,877,541
3,135,646	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.51%, 06/25/36(m)	2,308,469

90

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,135,646	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 7.00%, 06/25/36(m)	$717,345
3,232,412	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	2,931,687
1,274,767	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,183,683
3,293,219	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.56%, 03/25/36(m)	2,194,529
9,250,387	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	7,646,175
1,911,845	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,635,725
3,468,052	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	2,994,642
2,512,126	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,146,056
4,718,829	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,045,806
2,932,334	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,527,487
6,705,014	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	5,779,300
546,691	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	505,515
1,551,012	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.56%, 05/25/36(m)	1,237,077
8,773,095	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	6,113,891
1,176,537	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.54%, 08/25/36(m)	1,170,399
7,211,695	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.17%, 11/20/36(m)	4,755,038
13,226,029	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.35%, 08/25/46(m)	10,048,277
7,778,789	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.35%, 11/25/46(m)	6,170,945
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS(continued)
$9,676,490	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 0.97%, 11/25/46(m)	$7,261,122
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.44%, 10/25/46(m)	2,056,678
7,215,418	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 0.28%, 12/25/46(m)	6,299,796
2,674,010	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.34%, 02/20/47(m)	1,999,916
9,700,843	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.35%, 03/20/47(m)	7,861,564
4,132,332	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.32%, 02/25/47(m)	3,643,799
3,452,167	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.37%, 05/25/36(m)	2,816,081
12,974,522	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.37%, 07/25/46(m)	9,909,434
10,534,198	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 1.95%, 06/25/46(m)	8,929,566
17,485,998	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.35%, 07/25/46(m)	14,775,441
11,581,796	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.34%, 11/25/36(m)	10,376,792
7,778,954	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.28%, 11/25/36(m)	6,905,129
4,472,064	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	3,758,014
4,504,461	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	3,847,440
2,326,821	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,951,993
7,042,435	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A4, 6.00%, 08/25/37	5,907,969
7,969,694	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	6,538,185
8,127,353	Countrywide Alternative Loan Trust, Series 2007-23CB, Class A1, 6.00%, 09/25/37	7,165,570

91

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,370,332	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	$4,856,632
2,203,300	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,820,034
7,547,434	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.57%, 03/25/47(m)	6,890,445
6,102,094	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.29%, 03/25/47(m)	4,064,019
3,593,436	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,827,021
215,569	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	205,780
908,162	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	899,283
561,009	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	547,756
5,400,847	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.58%, 01/25/36(m)	4,760,657
1,818,655	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	1,792,723
6,257,864	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A2, 6.00%, 05/25/36	5,855,927
5,003,619	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.42%, 03/20/36(m)	4,520,255
888,620	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	846,291
1,047,689	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	926,614
14,457,795	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.08%, 04/25/46(m)	8,239,367
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,334,071	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.36%, 04/25/46(m)	$5,552,308
2,730,553	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.58%, 07/25/36(i)(m)	2,482,952
5,952,064	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	5,468,542
6,056,868	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 2.66%, 04/25/37(m)	5,097,000
930,913	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	880,512
5,024,092	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,183,481
2,364,321	Credit Suisse Mortgage Capital Certificates, Series 2008-2R, Class 1A1, 6.00%, 07/25/37(i)	2,067,620
1,033,157	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.64%, 01/27/36(i)(m)	1,023,636
2,705,964	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 07/25/36(i)(m)	2,742,727
3,325,845	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 2.60%, 05/27/36(i)(m)	3,274,640
1,627,557	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.43%, 05/27/36(i)(m)	1,620,282
988,208	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 2.56%, 07/25/36(i)(m)	980,569
3,050,299	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.69%, 08/25/46(i)(m)	3,003,029
3,660,496	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.76%, 08/28/36(i)(m)	3,515,656
8,842,496	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 0.54%, 06/26/47(i)(m)	9,026,588
4,351,114	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 17.20%, 04/27/37(i)(m)	3,513,899
4,419,979	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.30%, 08/25/37(m)	3,728,509

92

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,000,000	Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.15%, 07/25/24(m)	$9,780,950
4,000,000	FREMF Mortgage Trust, Series 2012-K708, Class C, 3.76%, 02/25/45(i)(m)	4,063,220
5,000,000	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.74%, 04/01/45(i)(m)	5,069,400
1,585,072	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.01%, 11/19/35(m)	1,490,635
7,113,334	GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.38%, 06/25/37(m)	6,135,179
8,303,401	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.51%, 01/25/35(i)(m)	6,966,744
2,954,705	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.51%, 01/25/36(i)(m)	2,494,070
1,629,661	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.67%, 01/25/35(m)	1,655,600
2,558,059	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.66%, 05/25/35(m)	2,514,863
1,165,626	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.74%, 10/25/35(m)	1,165,138
5,247,117	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.68%, 09/25/35(m)	5,241,209
920,154	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	896,323
1,858,761	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	1,840,387
2,808,769	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.87%, 01/25/36(m)	2,583,528
2,734,655	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	2,487,508
6,740,540	Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.62%, 08/19/36(m)	5,467,353
5,464,450	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.43%, 10/25/35(m)	4,906,245
2,594,461	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.30%, 04/25/37(m)	1,931,906
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,248,925	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.34%, 12/25/36(m)	$2,860,516
2,047,316	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.77%, 04/25/47(m)	1,623,791
71,868,540	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 3.81%, 07/25/47	6,153,744
42,174	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.78%, 11/25/37(m)	40,237
5,035,067	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.64%, 06/25/36(m)	3,713,080
5,491,771	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 2.55%, 04/25/36(m)	4,323,628
6,481,667	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 2.96%, 01/25/37(m)	5,331,910
14,126,390	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 0.37%, 11/25/36(m)	12,444,446
1,968,531	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.22%, 03/25/37(m)	1,881,174
6,677,028	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.31%, 03/25/37(m)	6,126,246
6,915,876	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.10%, 10/25/37(m)	5,512,133
866,311	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	858,451
10,120,932	Lehman XS Trust, Series 2006-12N, Class A31A, 0.36%, 08/25/46(m)	7,840,889
6,659,669	Lehman XS Trust, Series 2007-20N, Class A1, 1.31%, 12/25/37(m)	4,849,358
1,771,423	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.21%, 07/25/35(m)	1,544,659
2,623,343	Mastr Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.51%, 05/25/35(i)(m)	2,204,762
4,846,609	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.73%, 05/25/36(m)	3,985,682
2,097,796	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	1,891,454
31	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.06%, 02/25/36(m)	27

93

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$14,070,535	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.46%, 05/26/37(i)(m)	$8,777,799
12,827,948	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(m)	7,008,126
7,417,886	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(i)	7,472,363
3,179,018	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(i)	3,199,494
2,313,675	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,883,410
1,923,353	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.49%, 04/25/37(m)	1,208,714
2,817,349	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.07%, 11/25/35(m)	2,531,921
427,685	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	392,752
8,829,387	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.51%, 08/25/36(m)	7,859,726
4,898,734	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.70%, 05/25/35(m)	4,335,296
6,738,116	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.15%, 08/25/35(m)	6,386,022
4,940,649	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.59%, 10/25/36(m)	3,752,853
8,598,515	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.64%, 10/25/36(m)	6,349,926
1,027,377	Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A, 0.44%, 02/25/36(m)	855,523
8,239,056	Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.39%, 02/25/36(m)	6,745,587
4,496,800	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 0.34%, 09/25/47(m)	3,935,707
5,651,056	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.38%, 05/25/46(m)	3,349,511
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,520,736	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.51%, 06/25/35(i)(m)	$6,082,538
885,406	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 2.70%, 02/25/37(m)	769,220
3,770,043	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.71%, 04/25/37(m)	3,206,308
1,259,559	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.78%, 04/25/37(m)	981,277
255,826	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.36%, 12/25/35(m)	247,042
9,586,977	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR17, Class A1A1, 0.43%, 12/25/45(m)	9,048,640
8,092,679	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 2.34%, 09/25/36(m)	7,355,217
4,328,009	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A, 0.86%, 01/25/47(m)	3,622,050
10,081,349	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 1.92%, 01/25/47(m)	9,596,265
6,728,586	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.12%, 02/25/46(m)	6,387,076
896,545	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR8, Class 1A1, 2.31%, 08/25/46(m)	783,484
2,841,792	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.12%, 07/25/37(m)	2,367,335
5,922,266	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 0.89%, 05/25/47(m)	5,258,368
2,831,459	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,477,705
6,008,741	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,375,416

94

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,789,596	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.08%, 08/25/46(m)	$1,932,063
822,099	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.61%, 07/25/36(m)	821,379
1,574,774	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.62%, 04/25/36(m)	1,542,795
		723,682,679
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class D, 4.29%, 01/10/23(i)(m)	950,174
5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.08%, 02/12/51(m)	5,730,012
1,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 6.18%, 02/12/51(i)(m)	965,905
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.85%, 06/15/38(m)	5,303,735
4,000,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class C, 5.84%, 07/12/44(m)	4,139,100
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.94%, 02/15/51(m)	3,478,009
		20,566,935
Total Non-Agency Mortgage-Backed Securities (Cost $663,012,510)		744,249,614
U.S. GOVERNMENT AGENCIES — 40.8%
Federal Home Loan Bank — 40.8%
296,100,000	0.06%, 08/01/14(o)	296,100,000
50,000,000	0.06%, 08/01/14(o)	50,000,000
25,000,000	0.06%, 08/01/14(o)	25,000,000
5,000,000	0.05%, 08/05/14(o)	4,999,972
186,100,000	0.05%, 08/06/14(o)	186,098,559
308,400,000	0.06%, 08/08/14(o)	308,396,217
5,000,000	0.04%, 08/08/14(o)	4,999,966
76,000,000	0.03%, 08/11/14(o)	75,999,608
579,200,000	0.06%, 08/13/14(o)	579,187,531
7,000,000	0.06%, 08/13/14(o)	6,999,855
6,000,000	0.07%, 08/13/14(o)	5,999,870
Principal
Amount		Value
Federal Home Loan Bank (continued)
$67,600,000	0.06%, 08/15/14(o)	$67,598,496
223,900,000	0.03%, 08/20/14(o)	223,893,082
82,000,000	0.06%, 08/21/14(o)	81,997,267
162,400,000	0.07%, 08/22/14(o)	162,393,879
36,300,000	0.07%, 08/28/14(o)	36,298,094
137,300,000	0.05%, 08/29/14(o)	137,295,195
8,305,000	0.07%, 09/05/14(o)	8,304,474
13,100,000	0.09%, 09/10/14(o)	13,098,981
1,100,000	0.08%, 09/19/14(o)	1,099,888
6,100,000	0.08%, 09/24/14(o)	6,099,314
165,000	0.08%, 10/08/14(o)	164,983
3,355,000	0.09%, 10/29/14(o)	3,354,544
		2,285,379,775
Total U.S. Government Agencies (Cost $2,285,379,519)		2,285,379,775
U.S. GOVERNMENT SECURITIES — 3.1%
U.S. Treasury Bills — 3.1%
47,000,000	0.02%, 08/14/14(o)	46,999,644
125,400,000	0.03%, 08/21/14(o)	125,398,254
Total U.S. Government Securities (Cost $172,397,898)		172,397,898

Shares
CASH SWEEP — 1.4%
UNITED STATES — 1.4%
77,210,708	Citibank - US Dollars on Deposit in Custody Account, 0.02%(p)	77,210,708
Total Cash Sweep (Cost $77,210,708)		77,210,708
TOTAL INVESTMENTS — 103.3% (Cost $5,577,987,458)(a)		5,787,029,443
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(186,140,853)
NET ASSETS — 100.0%		$5,600,888,590

Contracts		Value
CALL OPTIONS WRITTEN — (0.5)%
(962)	Abercrombie & Fitch Co., Strike $30.00, Expires 08/16/14	$(937,950)
(917)	American International Group, Inc., Strike $35.00, Expires 01/17/15	(1,659,770)
(1,000)	American International Group, Inc., Strike $45.00, Expires 01/17/15	(855,000)
(1,000)	American International Group, Inc., Strike $50.00, Expires 11/22/14	(360,000)

95

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts		Value
(1,500)	American International Group, Inc., Strike $52.50, Expires 08/16/14	$(123,000)
(1,000)	American Public Education, Inc., Strike $30.00, Expires 09/20/14	(650,000)
(72)	Apple, Inc., Strike $60.71, Expires 01/17/15	(256,680)
(661)	Apple, Inc., Strike $64.29, Expires 01/17/15	(2,088,760)
(700)	Apple, Inc., Strike $72.86, Expires 10/18/14	(1,659,000)
(4,615)	Bank of America Corp., Strike $10.00, Expires 01/17/15	(2,469,025)
(1,000)	Blucora, Inc., Strike $15.00, Expires 01/17/15	(320,000)
(2,000)	Blucora, Inc., Strike $17.50, Expires 10/18/14	(220,000)
(43)	Cisco Systems, Inc., Strike $17.00, Expires 01/17/15	(36,335)
(1,000)	Citigroup, Inc., Strike $50.00, Expires 01/17/15	(237,000)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 01/17/15	(81,000)
(1,000)	Coach, Inc., Strike $32.00, Expires 01/17/15	(400,000)
(2,000)	Coach, Inc., Strike $33.00, Expires 01/17/15	(680,000)
(2,750)	Coca-Cola Co. (The), Strike $42.50, Expires 01/17/15	(101,750)
(2,110)	Depomed, Inc., Strike $9.00, Expires 12/20/14	(432,550)
(2,750)	GameStop Corp., Strike $32.00, Expires 01/17/15	(3,300,000)
(1,000)	Generac Holdings, Inc., Strike $45.00, Expires 11/22/14	(290,000)
(1,250)	Inteliquent, Inc., Strike $10.00, Expires 03/20/15	(237,500)
(1,427)	Inteliquent, Inc., Strike $10.00, Expires 09/20/14	(156,970)
(1)	Inteliquent, Inc., Strike $7.50, Expires 09/20/14	(350)
(110)	iShares MSCI Germany Index Fund, Strike $28.00, Expires 01/17/15	(23,650)
(1,500)	Lowe’s Cos., Inc., Strike $45.00, Expires 10/18/14	(570,000)
(1,250)	Medtronic, Inc., Strike $67.50, Expires 01/17/15	(155,000)
(1,531)	NeuStar, Inc., Strike $23.00, Expires 01/17/15	(979,840)
(1,250)	Oracle Corp., Strike $41.00, Expires 01/17/15	(256,250)
(1,012)	Peabody Energy Corp., Strike $13.00, Expires 01/15/16	(374,440)
(1,586)	Peabody Energy Corp., Strike $13.00, Expires 01/17/15	(425,048)
(1,300)	PepsiCo, Inc., Strike $85.00, Expires 01/17/15	(637,000)
Contracts		Value
(1,000)	PetSmart, Inc., Strike $60.00, Expires 01/17/15	$(1,030,000)
(500)	PetSmart, Inc., Strike $60.00, Expires 10/18/14	(510,000)
(25)	Priceline Group, Inc. (The), Strike $1,070.00, Expires 10/18/14	(479,250)
(50)	Priceline Group, Inc. (The), Strike $1,110.00, Expires 01/17/15	(922,000)
(30)	Priceline Group, Inc. (The), Strike $1,165.00, Expires 01/17/15	(444,900)
(2,000)	Unisys Corp., Strike $22.00, Expires 01/17/15	(380,000)
(500)	Valero Energy Corp., Strike $47.50, Expires 03/20/15	(320,000)
(1,250)	Weight Watchers International, Inc., Strike $24.00, Expires 01/17/15	(137,500)
(401)	WisdomTree Europe SmallCap Dividend Fund, Strike $60.00, Expires 11/22/14	(24,060)
(399)	WisdomTree Europe SmallCap Dividend Fund, Strike $61.00, Expires 11/22/14	(15,960)
(750)	WisdomTree Europe SmallCap Dividend Fund, Strike $62.00, Expires 11/22/14	(18,750)
(1,000)	WisdomTree Europe SmallCap Dividend Fund, Strike $63.00, Expires 11/22/14	(25,000)
(3,627)	WisdomTree Europe SmallCap Dividend Fund, Strike $64.00, Expires 11/22/14	(90,675)
(750)	WisdomTree Europe SmallCap Dividend Fund, Strike $65.00, Expires 11/22/14	(18,750)
(2,500)	WisdomTree Japan Hedged Equity Fund, Strike $48.00, Expires 11/22/14	(800,000)
(1,350)	WisdomTree Japan Hedged Equity Fund, Strike $50.00, Expires 11/22/14	(261,900)
(2,500)	WisdomTree Japan Hedged Equity Fund, Strike $51.00, Expires 11/22/14	(372,500)
(750)	WisdomTree Japan Hedged Equity Fund, Strike $54.38, Expires 01/17/15	(66,000)
(250)	WW Grainger, Inc., Strike $250.00, Expires 01/17/15	(170,000)
Total Call Options Written (Premiums received $(21,341,902))		(27,061,113)

96

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
STRUCTURED OPTIONS — 2.2%
121,330	American International Group, Inc., One purchased call strike $43.27, One written call strike $53.573, One written put strike $43.27 with a barrier level strike of $28.847, Expires 01/16/15, Broker Goldman Sachs International	$828,284
$13,800,000	DAXK Index, One purchased call strike $4,570.3176, One written call strike $31.2287 on iShares MSCI Germany ETF, One written put strike $27.8828 with a barrier level strike of $22.306 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker JPMorgan Chase Bank N.A.(q)	828,245
2,299	DAXK Index, One purchased call strike $4,351.00, One written call strike $5,090.67, One written put strike $4,351.00 with a barrier level strike of $3,263.25 Expires 11/21/14, Broker Goldman Sachs International	1,069,396
$5,000,000	DAXK Index, One purchased call strike $4,371.42, One written call strike $5,027.13, One written put strike $4,371.42 with a barrier level strike of $3,059.99, Expires 02/20/15, Broker Citibank N.A.	446,696
8,566	DAXK Index, One purchased call strike $4,378.20, One written call strike $29.44 on iShares MSCI Germany ETF (1,426,941 contracts), One written put strike $26.28 with a barrier level strike of $21.023 on iShares MSCI Germany ETF (570,776 contracts), Expires 11/21/14, Broker Goldman Sachs International(r)	3,096,097
$10,000,000	DAXK Index, One purchased call strike $4,394.80, One written call strike $5,054.02, One written put strike $4,394.80 with a barrier level strike of $3,296.10, Expires 12/19/14, Broker JPMorgan Chase Bank N.A.	905,494
Contracts/
Notional
Amount ($)		Value
2,262	DAXK Index, One purchased call strike $4,420.39, One written call strike $5,216.0602, One written put strike $4,420.39 with a barrier level strike of $3,094.273, Expires 10/17/14, Broker Goldman Sachs International	$999,111
$2,000,000	DAXK Index, One purchased call strike $4,444.72, One written call strike $26.5862 on iShares MSCI Germany ETF, One written put strike $26.5862 with a barrier level strike of $21.269 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker Citibank N.A.(q)	1,474,080
2,243	DAXK Index, One purchased call strike $4,458.16, One written call strike $5,171.47, One written put strike $4,458.16 with a barrier level strike of $3,299.04, Expires 10/17/14, Broker Credit Suisse International	899,523
$19,500,000	DAXK Index, One purchased call strike $4,465.18, One written call strike $30.0574 on iShares MSCI Germany ETF, One written put strike $26.837 with a barrier level strike of $21.47 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(q)	1,268,642
2,231	DAXK Index, One purchased call strike $4,482.00, One written call strike $5,154.30, One written put strike $4,482.00 with a barrier level strike of $3,316.68, Expires 09/19/14, Broker Goldman Sachs International	841,305
3,274	DAXK Index, One purchased call strike $4,582.2208, One written call strike $5,223.7317, One written put strike $4,582.2208 with a barrier level strike of $3,299.199 Expires 01/16/15, Broker Goldman Sachs International	968,847

97

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
$29,600,000	DAXK Index, One purchased call strike $4,619.50, One written call strike $31.5401 on iShares MSCI Germany ETF, One written put strike $28.1608 with a barrier level strike of $22.529 on iShares MSCI Germany ETF ($20,000,000 notional amount), Expires 02/20/15, Broker JPMorgan Chase Bank N.A.(q)	$1,380,399
3,182	DAXK Index, One purchased call strike $4,879.00, One written call strike $5,318.11, One written put strike $4,879.00 with a barrier level strike of $4,439.89 (1,537 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	186,456
4,347	DAXK Index, One purchased call strike $4,882.4585, One written call strike $5,273.0552, One written put strike $4,882.4585 with a barrier level strike of $4,394.213 (1,536 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank(r)	151,838
$36,500,000	DAXK Index, One purchased call strike $4,947.294, One written call strike $5,145.1858, One written put strike $4,947.294 with a barrier level strike of $4,551.5105 ($10,000,000 notional amount), Expires 08/21/15, Broker Citibank N.A.(q)	(197,131)
5,242	DAXK Index, One purchased call strike $4,961.4024, One written call strike $5,253.2496, One written put strike $4,864.12 with a barrier level strike of $4,377.708 (2,056 contracts), Expires 10/17/14, Broker Goldman Sachs International(r)	217,545
4,014	DAXK Index, One purchased call strike $4,982.70, One written call strike $5,630.451, One written put strike $4,982.70 with a barrier level strike of $3,737.025, Expires 05/15/15, Broker Goldman Sachs International	(311,259)
Contracts/
Notional
Amount ($)		Value
2,770	DAXK Index, One purchased call strike $6,552.855, One written call strike $7,077.0834, One written put strike $6,552.855 with a barrier level strike of $5,897.57 (1,145 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank(r)	$170,777
$66,500,000	EUR/USD foreign exchange rate, One purchased call strike $1.33, One written put strike $1.33, Expires 10/06/14, Broker Goldman Sachs International	429,250
$17,200,000	EUR/USD foreign exchange rate, One purchased call strike $1.37, One written call strike $1.28, One written put strike $1.375 with a barrier level strike of $1.42 ($10,000,000 notional amount), Expires 12/15/14, Broker Goldman Sachs International(q)	392,035
$17,300,000	EUR/USD foreign exchange rate, One purchased call strike $1.375, One written call strike $1.29, One written put strike $1.3805 with a barrier level strike of $1.425 ($10,000,000 notional amount), Expires 12/02/14, Broker Goldman Sachs International(q)	436,580
$16,500,000	EUR/USD foreign exchange rate, One purchased call strike $1.38, One written call strike $1.30, One written put strike $1.38 with a barrier level strike of $1.44 ($10,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	357,645
$28,000,000	EUR/USD foreign exchange rate, One purchased call strike $1.385, One written call strike $1.29, One written put strike $1.39 with a barrier level strike of $1.44 ($20,000,000 notional amount), Expires 06/05/15, Broker Goldman Sachs International(q)	689,404

98

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$42,250,000	EUR/USD foreign exchange rate, One purchased call strike $1.39, One written call strike $1.30, One written put strike $1.39 with a barrier level strike of $1.44 ($30,000,000 notional amount), Expires 04/17/15, Broker Goldman Sachs International(q)	$1,190,936
$61,750,000	EUR/USD foreign exchange rate, One purchased put strike $1.355, One written put strike $1.28, One written call strike $1.355 with a barrier level strike of $1.39 ($35,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	549,880
$23,700,000	EUR/USD foreign exchange rate, One purchased put strike $1.365, One written put strike $1.29, One written call strike $1.365 with a barrier level strike of $1.40 ($15,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	286,523
$39,300,000	EUR/USD foreign exchange rate, One purchased put strike $1.39, One written put strike $1.29, One written call strike $1.395 with a barrier level strike of $1.445 ($30,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	1,123,975
$10,000,000	Euro STOXX 50 Index, One purchased call strike $2,595.70, Expires 01/19/18, One written put strike $2,595.70 with a barrier level strike of $1,491.2297, Expires 01/16/15, Broker Citibank N.A.	2,154,077
3,839	Euro STOXX 50 Index, One purchased call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,439.2630, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	2,117,999
Contracts/ Notional Amount ($)		Value
3,764	Euro STOXX 50 Index, One purchased call strike $2,657.00, Expires 01/19/18, One written put strike $2,657.00 with a barrier level strike of $1,554.3450, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	$1,961,175
5,516	Euro STOXX 50 Index, One purchased call strike $2,719.48, Expires 02/16/18, One written put strike $2,719.48 with a barrier level strike of $1,706.4740, Expires 02/20/15, Broker JPMorgan Chase Bank N.A.	2,672,211
5,505	Euro STOXX 50 Index, One purchased call strike $2,725.10, Expires 12/21/18, One written put strike $2,725.10 with a barrier level strike of $2,125.58, Expires 12/16/16, Broker Goldman Sachs International	1,824,196
$10,000,000	Euro STOXX 50 Index, One purchased call strike $2,730.95, Expires 05/18/18, One written put strike $2,730.95 with a barrier level strike of $1,768.29, Expires 05/15/15, Broker JPMorgan Chase Bank N.A.	1,650,520
$7,875,000	Euro STOXX 50 Index, One purchased call strike $2,797.2047, Expires 12/21/18, One written put strike $2,797.2047 with a barrier level strike of $2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank N.A.(q)	847,418
2,697	Euro STOXX 50 Index, One purchased call strike $2,799.80, One written call strike $3,275.77, One written put strike $2,799.80 with a barrier level strike of $1,959.86, Expires 12/19/14, Broker UBS AG	755,787
5,339	Euro STOXX 50 Index, One purchased call strike $2,810.00, Expires 06/15/18, One written put strike $2,810.00 with a barrier level strike of $1,968.00, Expires 06/19/15, Broker Goldman Sachs International	2,025,064

99

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
7,703	Euro STOXX 50 Index, One purchased call strike $3,115.70, One written call strike $3,364.956, One written put strike $3,115.70 with a barrier level strike of $2,804.13 (3,210 contracts), Expires 02/20/15, Broker JPMorgan Chase Bank(r)	$357,863
7,236	Euro STOXX 50 Index, One purchased call strike $3,171.437, One written call strike $3,361.7232, One written put strike $3,171.437 with a barrier level strike of $2,917.722 (2,365 contracts), Expires 09/18/15, Broker JPMorgan Chase Bank N.A.(r)	(149,892)
12,142	Euro STOXX 50 Index, One purchased call strike $3,197.60, One written call strike $3,421.432, One written put strike $3,197.60 with a barrier level strike of $2,941.792 (4,691 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	(431,450)
7,266	Euro STOXX 50 Index, One purchased call strike $3,275.6719, One written call strike $3,537.7257, One written put strike $3,275.6719 with a barrier level strike of $3,013.618 (3,053 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	(500,711)
323,014	Euro STOXX Banks Index, One purchased call strike $141.48, One written call strike $145.017, One written put strike $141.48 with a barrier level strike of $131.576 (35,341 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	73,106
138,075	Euro STOXX Banks Index, One purchased call strike $141.59, One written call strike $150.09, One written put strike $141.59 with a barrier level strike of $127.43 (35,313 contracts), Expires 12/19/14, Broker Credit Suisse International(r)	337,713
Contracts/ Notional Amount ($)		Value
350,386	Euro STOXX Banks Index, One purchased call strike $143.4131, One written call strike $147.7155, One written put strike $143.4131 with a barrier level strike of $129.0718 (52,296 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	$(12,888)
370,271	Euro STOXX Banks Index, One purchased call strike $146.3791, One written call strike $150.7705, One written put strike $146.3791 with a barrier level strike of $133.205 (51,237 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	(150,898)
34,025	Euro STOXX Banks Index, One purchased call strike $146.95, One written call strike $158.71, One written put strike $146.95 with a barrier level strike of $133.72 (1,424,485 contracts), Expires 04/17/15, Broker BNP Paribas SA(r)	63,813
428,179	Euro STOXX Banks Index, One purchased call strike $148.3023, One written call strike $152.0099, One written put strike $148.3023 with a barrier level strike of $133.4721 (50,572 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	(238,381)
214,286	Euro STOXX Banks Index, One purchased call strike $149.45, One written call strike $156.92, One written put strike $149.45 with a barrier level strike of $134.51 (50,184 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(280,984)
65,911	Euro STOXX Banks Index, One purchased call strike $151.72, One written call strike $169.93, One written put strike $151.72 with a barrier level strike of $109.24, Expires 02/20/15, Broker Credit Suisse International	(198,452)

100

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
64,995	Euro STOXX Banks Index, One purchased call strike $153.858, One written call strike $172.321, One written put strike $153.858 with a barrier level strike of $112.3163, Expires 03/20/15, Broker Goldman Sachs International	$(445,314)
130,109	Euro STOXX Banks Index, One purchased call strike $153.91, One written call strike $167.76, One written put strike $153.91 with a barrier level strike of $138.52 (48,730 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(473,812)
173,114	Euro STOXX Banks Index, One purchased call strike $155.10, One written call strike $165.96, One written put strike $155.10 with a barrier level strike of $139.59 (48,356 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	(328,057)
$13,850,000	Euro STOXX Banks Index, One purchased call strike $157.40, One written call strike $171.566, One written put strike $157.40 with a barrier level strike of $143.234 ($5,000,000 notional amount), Expires 08/15/15, Broker Citibank N.A.(q)	(294,034)
157,737	Euro STOXX Banks Index, One purchased call strike $159.76, One written call strike $175.74, One written put strike $159.76 with a barrier level strike of $146.98 (62,594 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(1,004,358)
2,860	FTSE 100 Index, One purchased call strike $6,609.07, One written call strike $7,005.61, One written put strike $6,609.07 with a barrier level strike of $6,014.25 (1,135 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	248,207
Contracts/ Notional Amount ($)		Value
2,402	FTSE 100 Index, One purchased call strike $6,776.15, One written call strike $7,250.4805, One written put strike $6,776.15 with a barrier level strike of $6,098.535 (1,107 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	$73,403
$19,500,000	FTSE 100 Index, One purchased call strike $6,797.00, One written call strike $7,408.73, One written put strike $6,797.00 with a barrier level strike of $6,253.24 ($10,000,000 notional amount), Expires 02/20/15, Broker Citibank N.A.(q)	65,531
169	FTSE MIB Borsa Italiana Index, One purchased call strike $17,805.73, One purchased put strike $19,230.19, One written put strike $17,983.79 with a barrier level strike of $16,025.20 (522,946 contracts), Expires 08/15/14, Broker BNP Paribas(r)	504,808
1,487	FTSE MIB Borsa Italiana Index, One purchased call strike $20,534.67, One written call strike $21,561.4035, One written put strike $20,534.67 with a barrier level strike of $18,891.8964 (365 contracts), Expires 09/18/15, Broker Goldman Sachs International(r)	0
1,250	FTSE MIB Borsa Italiana Index, One purchased call strike $20,942.77, One written call strike $21,780.48, One written put strike $20,942.77 with a barrier level strike of $19,267.35 (268 contracts), Expires 08/21/15, Broker Barclays Plc(r)	(2,878)
2,211	IBEX 35 Index, One purchased call strike $10,093.07, One written call strike $10,799.5849, One written put strike $10,093.07 with a barrier level strike of $9,083.763 (743 contracts), Expires 01/16/15, Broker JPMorgan Chase Bank(r)	692,813

101

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
1,898	IBEX 35 Index, One purchased call strike $10,154.11, One written call strike $11,169.521, One written put strike $10,154.11 with a barrier level strike of $9,341.7812 (739 contracts), Expires 05/15/15, Broker Goldman Sachs Group, Inc.(r)	$543,818
1,314	IBEX 35 Index, One purchased call strike $10,160.133, One written call strike $10,871.3423, One written put strike $10,160.133 with a barrier level strike of $9,144.1197 (492 contracts), Expires 11/21/14, Broker Goldman Sachs International(r)	455,129
$22,500,000	IBEX 35 Index, One purchased call strike $10,169.84, One written call strike $10,881.73, One written put strike $10,169.84 with a barrier level strike of $9,152.86 ($7,500,000 notional amount), Expires 02/20/15, Broker Citigroup N.A.(q)	760,254
2,291	IBEX 35 Index, One purchased call strike $10,214.73, One written call strike $11,236.203, One written put strike $10,214.73 with a barrier level strike of $9,193.257 (979 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	780,054
1,305	IBEX 35 Index, One purchased call strike $10,345.30, One written call strike $11,276.38, One written put strike $10,345.30 with a barrier level strike of $9,310.77 (483 contracts), Expires 05/15/15, Broker Credit Suisse International(r)	289,781
1,586	IBEX 35 Index, One purchased call strike $10,464.00, One written call strike $11,196.48, One written put strike $10,464.00 with a barrier level strike of $9,417.60 (478 contracts), Expires 03/15/15, Broker Credit Suisse International(r)	241,357
Contracts/ Notional Amount ($)		Value
474	IBEX 35 Index, One purchased call strike $10,542.37, One written call strike $10,805.9293, One written put strike $10,542.37 with a barrier level strike of $9,698.9804 (1,012,507 contracts), Expires 08/21/15, Broker BNP Paribas SA(r)	$198,083
$21,600,000	IBEX 35 Index, One purchased call strike $10,607.50, One written call strike $11,350.03, One written put strike $10,607.50 with a barrier level strike of $9,546.75 ($7,500,000 notional amount), Expires 04/17/15, Broker Citigroup, Inc.(q)	398,313
2,170	IBEX 35 Index, One purchased call strike $11,061.80, One written call strike $12,057.36, One written put strike $11,061.80 with a barrier level strike of $10,176.86 (904 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	(262,747)
2,555	IBEX 35 Index, One purchased call strike $11,194.81, One written call strike $12,090.3948, One written put strike $11,194.81 with a barrier level strike of $10,299.225 (893 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	(385,761)
913	IBEX 35 Index, One purchased call strike $9,356.236, One written call strike $10,004.688, One written put strike $9,263.60 with a barrier level strike of $8,337.24 (324 contracts), Expires 08/15/14, Broker JPMorgan Chase Bank N.A.(r)	579,211
151,791	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $32.94, One written call strike $37.5516, One written put strike $32.94 with a barrier level strike of $23.387, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	506,061

102

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
288,480	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $34.6644, One written call strike $39.5174, One written put strike $34.6644 with a barrier level strike of $23.9184, Expires 09/19/14, Broker Citibank N.A.	$1,200,316
143,308	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $34.89, One written call strike $39.08, One written put strike $34.89 with a barrier level strike of $25.47, Expires 02/20/15, Broker UBS AG	375,308
$24,900,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $35.10, One written call strike $36.855, One written put strike $35.10 with a barrier level strike of $31.59 ($5,000,000 notional amount), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(q)	928,471
$15,500,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $36.601, One written call strike $39.1631, One written put strike $36.601 with a barrier level strike of $32.9409 ($5,000,000 notional amount), Expires 11/21/14, Broker Citibank N.A.(q)	749,099
427,270	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $37.33, One written call strike $39.94, One written put strike $37.33 with a barrier level strike of $33.97 (133,941 contracts), Expires 10/17/14, Broker UBS AG(r)	780,422
$5,000,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $38.3163, One written call strike $44.8301, One written put strike $38.3163 with a barrier level strike of $30.653, Expires 01/16/15, Broker Citibank N.A.	250,546
Contracts/ Notional Amount ($)		Value
$7,500,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $38.5495, One written call strike $43.9464, One written put strike $38.5495 with a barrier level strike of $26.2137, Expires 02/20/15, Broker Citibank N.A.	$323,547
295,805	iShares FTSE/Xinhua China 25 Index ETF, One written put strike $33.806 with a barrier level strike of $22.9881, Expires 08/15/14, Broker Citibank N.A.	(102)
$16,450,000	iShares MSCI Brazil Index Fund, One purchased call strike $42.4224, One written call strike $44.5435, One written put strike $42.4224 with a barrier level strike of $38.1802 ($5,000,000 notional amount), Expires 08/15/14, Broker Citibank N.A.(q)	788,876
167,448	iShares MSCI EAFE Index Fund, One purchased call strike $59.72, One written call strike $69.28, One written put strike $59.72 with a barrier level strike of $41.80, Expires 09/19/14, Broker UBS AG	1,131,292
164,799	iShares MSCI EAFE Index Fund, One purchased call strike $60.68, One written call strike $69.18, One written put strike $60.68 with a barrier level strike of $43.69, Expires 11/21/14, Broker UBS AG	905,959
243,704	iShares MSCI EAFE Index Fund, One purchased call strike $61.55, One written call strike $70.7825, One written put strike $61.55 with a barrier level strike of $43.085, Expires 09/19/14, Broker Goldman Sachs International	1,261,699
238,398	iShares MSCI EAFE Index Fund, One purchased call strike $62.92, One written call strike $72.358, One written put strike $62.92 with a barrier level strike of $44.044, Expires 09/19/14, Broker Goldman Sachs International	947,404

103

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
157,381	iShares MSCI EAFE Index Fund, One purchased call strike $63.54, One written call strike $73.07, One written put strike $63.54 with a barrier level strike of $46.38, Expires 10/17/14, Broker UBS AG	$566,405
$25,850,000	iShares MSCI EAFE Index Fund, One purchased call strike $64.8714, One written call strike $68.7637, One written put strike $64.8714 with a barrier level strike of $58.3843 ($10,000,000 notional amount), Expires 02/20/15, Broker Citibank N.A.(q)	525,117
$27,200,000	iShares MSCI EAFE Index Fund, One purchased call strike $66.8659, One written call strike $70.2092, One written put strike $66.8659 with a barrier level strike of $60.1793 ($10,000,000 notional amount), Expires 01/16/15, Broker Citibank N.A.(q)	219,416
327,627	iShares MSCI EAFE Index Fund, One purchased call strike $67.76, One written call strike $72.5032, One written put strike $67.76 with a barrier level strike of $60.984 (147,580 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	62,780
177,462	iShares MSCI EAFE Index Fund, One written put strike $56.35 with a barrier level strike of $36.63, Expires 08/15/14, Broker Credit Suisse International	(1)
345,352	iShares MSCI EAFE Index Fund, One written put strike $57.912 with a barrier level strike of $40.54, Expires 08/15/14, Broker Goldman Sachs International	(1,988)
273,748	iShares MSCI Emerging Markets Index Fund, One purchased call strike $38.7217, One written call strike $42.5939, One written put strike $38.7217 with a barrier level strike of $35.2367 (129,127 contracts), Expires 02/20/15, Broker Goldman Sachs International(r)	644,803
Contracts/ Notional Amount ($)		Value
126,936	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.39, One written call strike $42.15, One written put strike $39.39 with a barrier level strike of $29.54 (616,603 contracts), Expires 11/21/14, Broker BNP Paribas SA(r)	$432,813
126,936	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.39, One written call strike $42.15, One written put strike $39.39 with a barrier level strike of $29.54, Expires 11/21/14, Broker Credit Suisse International	242,656
354,244	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.3437, One written call strike $48.6953, One written put strike $42.3437 with a barrier level strike of $30.9109, Expires 08/15/14, Broker Citibank N.A.	584,119
$11,600,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $36.7112, One written call strike $39.6481, One written put strike $36.7112 with a barrier level strike of $23.8623 ($5,000,000 notional amount), Expires 12/23/14, Broker Citibank N.A.(q)	1,166,096
134,553	iShares MSCI Emerging Markets Index Fund, One purchased call strike $37.16, One written call strike $42.73, One written put strike $37.16 with a barrier level strike of $23.41, Expires 08/15/14, Broker UBS AG	715,482
132,240	iShares MSCI Emerging Markets Index Fund, One purchased call strike $37.81, One written call strike $43.48, One written put strike $37.81 with a barrier level strike of $23.82, Expires 09/19/14, Broker UBS AG	634,030

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$11,400,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $38.44, One written call strike $40.7464, One written put strike $38.44 with a barrier level strike of $34.596 ($5,000,000 notional amount), Expires 08/15/14, Broker JPMorgan Chase Bank N.A.(q)	$672,620
126,390	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.56, One written call strike $46.29, One written put strike $39.56 with a barrier level strike of $29.67, Expires 08/15/14, Broker UBS AG	541,148
233,918	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.75, One written call strike $49.16, One written put strike $42.75 with a barrier level strike of $30.78, Expires 09/19/14, Broker UBS AG	389,266
233,504	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.8259, One written call strike $49.678, One written put strike $42.8259 with a barrier level strike of $29.122, Expires 12/19/14, Broker JPMorgan Chase Bank N.A.	387,624
476,070	iShares MSCI EMU ETF Index Fund, One purchased call strike $40.28, One written call strike $42.65, One written put strike $39.49 with a barrier level strike of $35.54 (126,614 contracts), Expires 12/19/14, Broker Credit Suisse International(r)	185,251
322,191	iShares MSCI EMU ETF Index Fund, One purchased call strike $40.3487, One written call strike $42.7696, One written put strike $40.3487 with a barrier level strike of $36.3138 (123,920 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	27,341
Contracts/ Notional Amount ($)		Value
399,013	iShares MSCI EMU ETF Index Fund, One purchased call strike $41.352, One written call strike $44.6602, One written put strike $41.352 with a barrier level strike of $37.6303 (181,370 contracts), Expires 04/17/15, Broker Goldman Sachs International(r)	$(236,892)
380,068	iShares MSCI EMU ETF Index Fund, One purchased call strike $41.44, One written call strike $43.93, One written put strike $41.44 with a barrier level strike of $37.30 (120,656 contracts), Expires 12/31/14, Broker Credit Suisse International(r)	(53,182)
572,867	iShares MSCI EMU ETF Index Fund, One purchased call strike $41.72, One written call strike $44.64, One written put strike $41.72 with a barrier level strike of $37.55 (239,693 contracts), Expires 02/20/15, Broker Credit Suisse International(r)	(251,284)
262,030	iShares MSCI EMU ETF Index Fund, One purchased call strike $41.98, One written call strike $44.92, One written put strike $41.98 with a barrier level strike of $37.78 (119,104 contracts), Expires 03/20/15, Broker Credit Suisse International(r)	(171,099)
$24,750,000	iShares MSCI Mexico Index Fund, One purchased call strike $70.1578, One written call strike $74.3673, One written put strike $70.1578 with a barrier level strike of $63.8436 ($10,000,000 notional amount), Expires 08/21/15, Broker Citibank N.A.(q)	(274,281)
135,426	iShares MSCI Mexico Index Fund, One purchased call strike $73.8412, One written call strike $84.9174, One written put strike $73.8412 with a barrier level strike of $54.6425, Expires 10/17/14, Broker Citibank N.A.	(79,050)

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
120,327	iShares MSCI Mexico Index Fund, One purchased call strike $62.33, One written call strike $72.9261, One written put strike $62.33 with a barrier level strike of $43.631, Expires 10/17/14, Broker Goldman Sachs International	$728,844
118,427	iShares MSCI Mexico Index Fund, One purchased call strike $63.33, One written call strike $74.0961, One written put strike $63.33 with a barrier level strike of $42.4311, Expires 12/19/14, Broker Goldman Sachs International	602,620
112,613	iShares MSCI Mexico Index Fund, One purchased call strike $66.60, One written call strike $77.922, One written put strike $66.60 with a barrier level strike of $46.62, Expires 11/21/14, Broker Goldman Sachs International	347,788
73,503	iShares MSCI Mexico Index Fund, One purchased call strike $68.0243, One written call strike $78.9082, One written put strike $68.0243 with a barrier level strike of $47.617, Expires 11/21/14, Broker Citibank N.A.	158,306
112,613	iShares MSCI Mexico Index Fund, One written call strike $66.60, One purchased call strike $77.922, One purchased put strike $66.60 with a barrier level strike of $46.62, Expires 11/21/14, Broker Citibank N.A.	(346,571)
283,056	iShares MSCI South Korea Index Fund, One purchased call strike $59.3522, One written call strike $64.6939, One written put strike $59.3522 with a barrier level strike of $54.011 (126,364 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank(r)	815,358
170,407	iShares MSCI South Korea Index Fund, One purchased call strike $60.15, One written call strike $64.36, One written put strike $60.15 with a barrier level strike of $54.14 (83,126 contracts), Expires 11/21/14, Broker UBS AG(r)	551,286
Contracts/ Notional Amount ($)		Value
296,133	iShares MSCI South Korea Index Fund, One purchased call strike $61.29, One written call strike $65.5803, One written put strike $61.29 with a barrier level strike of $55.161 (122,369 contracts), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(r)	$687,154
66,129	iShares STOXX Europe Small 200 Index, One purchased call strike $222.2934, One written put strike $226.83 with a barrier level strike of $209.818, Expires 06/19/15, Broker JPMorgan Chase Bank N.A.	(96,319)
32,651	iShares STOXX Europe Small 200 Index, One purchased call strike $225.106, One written put strike $229.70 with a barrier level strike of $213.047, Expires 08/21/15, Broker JPMorgan Chase Bank N.A.	(170,262)
57,034	iShares STOXX Europe Small 200 Index, One purchased call strike $228.81, One written call strike $251.691, One written put strike $228.81 with a barrier level strike of $208.2171 (32,778 contracts), Expires 05/15/14, Broker Goldman Sachs International(r)	(129,938)
40,631	iShares STOXX Europe Small 200 Index, One purchased call strike $230.12, One written call strike $253.132, One written put strike $230.12 with a barrier level strike of $207.108 (21,728 contracts), Expires 04/17/15, Broker Goldman Sachs International(r)	(35,723)
84,044	iShares STOXX Europe Small 200 Index, One purchased call strike $234.40, One written call strike $257.84, One written put strike $1,168.80 on Russell 2000 Index with a barrier level strike of $1,051.92 (8,556 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	(338,341)

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
35,571	iShares STOXX Europe Small 200 Index, One purchased call strike $237.55, One written call strike $258.9295, One written put strike $237.55 with a barrier level strike of $216.171 (21,048 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	$(261,266)
64,492	iShares STOXX Europe Small 200 Index, One purchased call strike $240.34, One written call strike $264.374, One written put strike $240.34 with a barrier level strike of $221.113 (41,608 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	(639,317)
27,208	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $243.50, One purchased put strike $243.50 (20,534 contracts), One written put strike $54.82 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.374 (182,414 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	806,530
53,312	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $243.85, One purchased put strike $243.85 (41,009 contracts), One written put strike $55.03 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.521 (363,438 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	1,566,931
41,412	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $244.50, One purchased put strike $244.50 (30,675 contracts), One written put strike $55.43 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.80 (270,612 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	1,193,898
Contracts/ Notional Amount ($)		Value
55,422	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $247.20, One purchased put strike $247.20 (40,454 contracts), One written put strike $55.81 on iShares MSCI South Korea Capped ETF with a barrier level strike of $44.648 (358,358 contracts), Expires 02/13/15, Broker Goldman Sachs International(r)	$1,524,251
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $240.839474, One purchased put strike $240.839474 ($7,500,000 notional amount), One written put strike $54.656073 on iShares MSCI South Korea Capped ETF with a barrier level strike of $43.725 ($15,000,000 notional amount), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(q)	1,394,346
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $242.54, One purchased put strike $242.54 ($7,500,000 notional amount), One written put strike $55.2353 on iShares MSCI South Korea Capped ETF with a barrier level strike of $43.084 ($15,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank N.A.(q)	1,328,979
$13,500,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $250.0589, One purchased put strike $250.0589 ($10,000,000 notional amount), One written put strike $56.705 on iShares MSCI South Korea Capped ETF with a barrier level strike of $45.364 ($20,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank N.A.(q)	1,433,301

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$5,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $261.4225, One written call strike $68.8445 on iShares MSCI South Korea Capped ETF, One written put strike $61.4683 with a barrier level strike of $49.1746 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	$57,839
$10,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $261.62, One written call strike $69.0719 on iShares MSCI South Korea Capped ETF, One written put strike $61.6713 with a barrier level strike of $49.337 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	121,716
236,821	Market Vectors Oil Service ETF, One purchased call strike $42.226, One written call strike $47.7154, One written put strike $42.226 with a barrier level strike of $27.4469, Expires 09/19/14, Broker Goldman Sachs International	1,259,723
367,002	Market Vectors Russia ETF, One purchased call strike $27.2478, One written call strike $31.6074, One written put strike $27.2478 with a barrier level strike of $19.0735, Expires 09/19/14, Broker Citibank N.A.	(206,267)
360,061	Market Vectors Russia ETF, One purchased call strike $27.7731, One written call strike $32.4945, One written put strike $27.7731 with a barrier level strike of $19.4412, Expires 10/17/14, Broker Citibank N.A.	(455,713)
907,315	Market Vectors Russia ETF, One purchased call strike $23.035, One written call strike $25.3385, One written put strike $23.035 with a barrier level strike of $14.973 (434,122 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	560,575
Contracts/ Notional Amount ($)		Value
378,215	Market Vectors Russia ETF, One purchased call strike $26.44, One written call strike $31.728, One written put strike $26.44 with a barrier level strike of $18.508, Expires 09/19/14, Broker Goldman Sachs International	$(122,370)
187,829	Market Vectors Russia ETF, One purchased call strike $26.62, One written call strike $31.15, One written put strike $26.62 with a barrier level strike of $17.30, Expires 10/17/14, Broker UBS AG	(48,275)
169,023	Market Vectors Russia ETF, One purchased call strike $29.5817, One written call strike $34.3148, One written put strike $29.5817 with a barrier level strike of $19.2281, Expires 03/20/15, Broker Goldman Sachs International	(625,970)
28,273	MSCI Singapore Free Index, One purchased call strike $353.6971, One written call strike $381.9929, One written put strike $353.6971 with a barrier level strike of $318.3274 (1,880,001 contracts), Expires 03/31/15, Broker BNP Paribas SA(r)	1,165,889
35,471	MSCI Singapore Free Index, One purchased call strike $358.0345, One written call strike $375.9362, One written put strike $358.0345 with a barrier level strike of $322.2311 (1,777,999 contracts), Expires 01/16/15, Broker BNP Paribas SA(r)	988,966
26,954	MSCI Singapore Free Index, One purchased call strike $371.005, One written call strike $382.1352, One written put strike $371.005 with a barrier level strike of $341.3246 (1,500,010 contracts), Expires 07/31/15, Broker BNP Paribas SA(r)	425,716
26,831	MSCI Singapore Free Index, One purchased call strike $372.7072, One written call strike $398.7967, One written put strike $372.7072 with a barrier level strike of $335.4365 (1,680,000 contracts), Expires 06/30/15, Broker BNP Paribas SA(r)	402,917

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
26,712	MSCI Singapore Free Index, One purchased call strike $374.3626, One written call strike $400.568, One written put strike $374.3626 with a barrier level strike of $344.4136 (1,826,997 contracts), Expires 07/31/15, Broker BNP Paribas SA(r)	$339,928
9,040	Russell 2000 Index, One purchased call strike $1,089.615, One written call strike $1,198.5765, One written put strike $1,089.615 with a barrier level strike of $991.55 (4,589 contracts), Expires 06/19/15, Broker JPMorgan Chase Bank N.A.(r)	135,436
12,566	Russell 2000 Index, One purchased call strike $1,094.20, One written call strike $1,159.852, One written put strike $1,094.20 with a barrier level strike of $984.78 (4,570 contracts), Expires 12/19/14, Broker JPMorgan Chase Bank N.A.(r)	257,322
$20,600,000	Russell 2000 Index, One purchased call strike $1,102.76, One written call strike $1,213.04, One written put strike $1,102.76 with a barrier level strike of $992.48 ($10,000,000 notional amount), Expires 03/20/15, Broker Citibank N.A.(q)	375,152
$18,800,000	Russell 2000 Index, One purchased call strike $1,105.16, One written call strike $1,215.676, One written put strike $1,105.16 with a barrier level strike of $994.644 ($10,000,000 notional amount), Expires 12/19/14, Broker Citibank N.A.(q)	437,673
$18,880,000	Russell 2000 Index, One purchased call strike $1,128.60, One written call strike $1,218.888, One written put strike $1,128.60 with a barrier level strike of $1,027.026 (8,000,000 notional amount), Expires 05/15/15, Broker Citibank N.A.(q)	41,905
Contracts/
Notional
Amount ($)		Value
4,391	Russell 2000 Index, One purchased call strike $1,138.70, One written call strike $1,263.96, One written put strike $1,138.70 with a barrier level strike of $1,058.99 (1,124,755 contracts), Expires 06/19/15, Broker BNP Paribas SA(r)	$(39,016)
6,496	Russell 2000 Index, One purchased call strike $1,154.62, One written call strike $1,270.08, One written put strike $1,154.62 with a barrier level strike of $1,062.25 (1,514,978 contracts), Expires 05/15/15, Broker BNP Paribas SA(r)	(160,675)
$10,000,000	Russell 2000 Index, One purchased call strike $1,160.7362, One written call strike $1,300.02, One written put strike $1,160.74 with a barrier level strike of $870.55, Expires 05/15/15, Broker Citibank N.A.	(308,185)
26,034	Russell 2000 Index, One purchased call strike $1,169.61, One written call strike $1,274.8749, One written put strike $1,169.61 with a barrier level strike of $1,052.649 (12,825 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank(r)	(397,224)
18,069	Russell 2000 Index, One purchased call strike $1,178.81, One written call strike $1,261.3267, One written put strike $1,178.81 with a barrier level strike of $1,060.929 (8,483 contracts), Expires 01/16/15, Broker JPMorgan Chase Bank(r)	(298,432)
8,433	Russell 2000 Index, One purchased call strike $1,185.82, One written call strike $1,256.97, One written put strike $1,185.82 with a barrier level strike of $1,067.24 (1,560,017 contracts), Expires 02/20/15, Broker BNP Paribas(r)	(353,659)

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
6,322	Russell 2000 Index, One purchased call strike $1,186.35, One written call strike $1,281.26, One written put strike $1,186.35 with a barrier level strike of $1,079.58 (1,326,021 contracts), Expires 03/20/15, Broker BNP Paribas SA(r)	$(325,625)
10,921	Russell 2000 Index, One purchased call strike $915.68, One written call strike $1,062.19, One written put strike $915.68 with a barrier level strike of $659.29, Expires 09/19/14, Broker UBS AG	1,499,507
10,676	Russell 2000 Index, One written put strike $936.65 with a barrier level strike of $702.4875, Expires 08/15/14, Broker Goldman Sachs International	(1,197)
10,618	Russell 2000 Index, One written put strike $941.80 with a barrier level strike of $659.26, Expires 08/15/14, Broker UBS AG	(15)
10,536	Russell 2000 Index, One written put strike $949.1365 with a barrier level strike of $692.87, Expires 08/15/14, Broker JPMorgan Chase Bank N.A.	(274)
3,094	S&P 500 Index, One purchased call strike $1,616.20, One written call strike $1,810.144, One written put strike $1,616.20 with a barrier level strike of $1,179.826, Expires 09/19/14, Broker Citibank N.A.	565,081
2,847	S&P 500 Index, One purchased call strike $1,756.49, One written call strike $1,861.88, One written put strike $1,756.49 with a barrier level strike of $1,580.84 (654,002 contracts), Expires 12/19/14, Broker BNP Paribas SA(r)	438,429
$10,000,000	S&P 500 Index, One purchased call strike $1,790.45, One written put strike $1,790.45 with a barrier level strike of $1,594.40, Expires 11/21/14, Broker Citibank N.A.	768,734
Contracts/
Notional
Amount ($)		Value
$5,375,000	S&P 500 Index, One purchased call strike $1,795.30, One written put strike $1,745.7454 with a barrier level strike of $1,615.77 ($5,000,000 notional amount), Expires 01/16/15, Broker Citibank N.A.(q)	$394,699
$15,000,000	S&P 500 Index, One purchased call strike $1,829.4561, One written put strike $1,866.7919 with a barrier level strike of $1,738.9167, Expires 06/19/15, Broker Citibank N.A.	543,406
$25,912,500	S&P 500 Index, One purchased call strike $1,842.72, One written call strike $2,008.56, One written put strike $1,842.72 with a barrier level strike of $1,695.30 ($15,000,000 notional amount), Expires 03/20/15, Broker Citibank N.A.(q)	812,441
$10,000,000	S&P 500 Index, One purchased call strike $1,852.616, One written put strike $1,871.3293 with a barrier level strike of $1,658.9334, Expires 07/17/15, Broker Citibank N.A.	318,080
$11,600,000	S&P 500 Index, One purchased call strike $1,854.59, One written put strike $1,854.59 with a barrier level strike of $1,706.2228 ($10,000,000 notional amount), Expires 04/17/15, Broker Citibank N.A.(q)	459,406
$10,000,000	S&P 500 Index, One purchased call strike $1,857.00, One written put strike $1,857.00 with a barrier level strike of $1,668.5145, Expires 12/19/14, Broker Citibank N.A.	398,839
$10,000,000	S&P 500 Index, One purchased call strike $1,857.75, One written put strike $1,857.75 with a barrier level strike of $1,662.68625, Expires 01/16/15, Broker Citibank N.A.	393,057
$15,000,000	S&P 500 Index, One purchased call strike $1,859.50, One written put strike $1,897.45 with a barrier level strike of $1,751.3464, Expires 07/17/15, Broker Citibank N.A.	293,363

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
$17,850,000	S&P 500 Index, One purchased call strike $1,866.11, One written put strike $1,866.11 with a barrier level strike of $1,716.8212 ($15,000,000 notional amount), Expires 05/15/15, Broker Citibank N.A.(q)	$594,537
$20,000,000	S&P 500 Index, One purchased call strike $1,868.20, One written put strike $1,868.20 with a barrier level strike of $1,587.97, Expires 06/19/15, Broker BNP Paribas SA	618,458
$15,000,000	S&P 500 Index, One purchased call strike $1,883.29, One written put strike $1,883.29 with a barrier level strike of $1,607.39, Expires 06/19/15, Broker Citibank N.A.	377,631
6,435	S&P 500 Index, One purchased call strike $1,554.10, One written call strike $1,756.13, One written put strike $1,554.10 with a barrier level strike of $1,134.49, Expires 08/15/14, Broker UBS AG	1,284,660
12,319	S&P 500 Index, One purchased call strike $1,623.45, One written call strike $1,834.4985, One written put strike $1,623.45 with a barrier level strike of $1,201.353, Expires 10/17/14, Broker JPMorgan Chase Bank N.A.	2,369,564
9,186	S&P 500 Index, One purchased call strike $1,632.87, One written call strike $1,894.1292, One written put strike $1,632.87 with a barrier level strike of $1,208.324, Expires 10/17/14, Broker JPMorgan Chase Bank N.A.	2,102,501
3,054	S&P 500 Index, One purchased call strike $1,637.2681, One written call strike $1,882.8583, One written put strike $1,637.2681 with a barrier level strike of $1,146.0877, Expires 02/20/15, Broker Goldman Sachs International	560,748
9,143	S&P 500 Index, One purchased call strike $1,640.70, One written call strike $1,870.40, One written put strike $1,640.70 with a barrier level strike of $1,197.711, Expires 11/21/14, Broker Goldman Sachs International	1,749,982
Contracts/
Notional
Amount ($)		Value
12,091	S&P 500 Index, One purchased call strike $1,654.16, One written call strike $1,918.82, One written put strike $1,654.16 with a barrier level strike of $1,273.70, Expires 11/21/14, Broker Credit Suisse International	$2,570,095
6,044	S&P 500 Index, One purchased call strike $1,654.70, One written call strike $1,869.811, One written put strike $1,654.70 with a barrier level strike of $1,207.931, Expires 10/17/14, Broker Goldman Sachs International	1,124,321
12,087	S&P 500 Index, One purchased call strike $1,654.70, One written call strike $1,886.358, One written put strike $1,654.70 with a barrier level strike of $1,257.572, Expires 11/21/14, Broker Goldman Sachs International	2,278,688
3,016	S&P 500 Index, One purchased call strike $1,657.56, One written call strike $1,873.04, One written put strike $1,657.56 with a barrier level strike of $1,210.02, Expires 10/17/14, Broker UBS AG	563,131
5,625	S&P 500 Index, One purchased call strike $1,778.0724, One written put strike $1,778.0724 with a barrier level strike of $1,638.1381, Expires 08/15/14, Broker Goldman Sachs International	851,294
4,718	S&P 500 Index, One purchased call strike $1,780.38, One written call strike $1,905.0066, One written put strike $1,780.38 with a barrier level strike of $1,602.342 (2,808 contracts), Expires 09/19/14, Broker JPMorgan Chase Bank N.A.(r)	481,746
8,108	S&P 500 Index, One purchased call strike $1,825.35, One written call strike $2,007.89, One written put strike $1,825.35 with a barrier level strike of $1,697.58 (5,478 contracts), Expires 12/19/14, Broker Credit Suisse International(r)	693,028

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
32,532	S&P 500 Index, One purchased call strike $1,844.35, One written put strike $1,844.35 with a barrier level strike of $1,677.44, Expires 10/17/14, Broker Credit Suisse International	$2,974,777
7,964	S&P 500 Index, One purchased call strike $1,845.9086, One written put strike $1,883.5802 with a barrier level strike of $1,741.3699, Expires 07/17/15, Broker Goldman Sachs International	405,409
$16,899,998	S&P 500 Index, One purchased call strike $1,865.83, One written call strike $2,033.7547, One written put strike $1,865.83 with a barrier level strike of $1,716.564 ($10,000,009 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	382,202
11,592	S&P 500 Index, One purchased call strike $1,880.55, One written put strike $1,880.55 with a barrier level strike of $1,711.30 (10,635 contracts), Expires 02/20/15, Broker Credit Suisse International(r)	615,833
7,796	S&P 500 Index, One purchased call strike $1,885.67, One written put strike $1,924.15 with a barrier level strike of $1,768.29, Expires 08/21/15, Broker Credit Suisse International	90,691
6,906	S&P 500 Index, One purchased call strike $1,886.63, One written put strike $1,867.95 with a barrier level strike of $1,718.51 (5,353 contracts), Expires 07/17/15, Broker UBS AG(r)	611,860
5,109	S&P 500 Index, One purchased call strike $1,918.2214, One written put strike $1,957.3688 with a barrier level strike of $1,810.5662, Expires 09/18/15, Broker Goldman Sachs International	(143,537)
5,088	S&P 500 Index, One purchased call strike $1,926.05, One written call strike $1,965.36, One written put strike $1,926.05 with a barrier level strike of $1,821.30, Expires 09/18/15, Broker Credit Suisse International	(171,610)
Contracts/
Notional
Amount ($)		Value
14,151	S&P 500 Index, One purchased call strike $1,939.85, One written call strike $2,114.44, One written put strike $1,939.85 with a barrier level strike of $1,804.06 (7,733 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	$(33,201)
5,153	S&P 500 Index, One purchased call strike $1,940.74, One written put strike $1,940.74 with a barrier level strike of $1,667.10, Expires 09/18/15, Broker Credit Suisse International	0
5,066	S&P 500 Index, One purchased call strike $1,974.02, One written put strike $1,974.02 with a barrier level strike of $1,712.46, Expires 08/21/15, Broker Credit Suisse International	(19,199)
5,028	S&P 500 Index, One purchased call strike $1,988.78, One written put strike $1,988.78 with a barrier level strike of $1,726.26, Expires 08/21/15, Broker Credit Suisse International	(262,488)
123,073	S&P 500 Index, One purchased call strike $2,055.691, One written put strike $3,014.7305 on Euro STOXX 50 Index (6,302 contracts), Expires 10/17/14, Broker Goldman Sachs International(r)	93,118
6,435	S&P 500 Index, One written call strike $1,554.10, One purchased call strike $1,756.13, One purchased put strike $1,554.10 with a barrier level strike of $1,134.49, Expires 08/15/14, Broker Goldman Sachs International	(1,287,180)
$1,241,218	Select Sector Financial SPDR Fund, One purchased call strike $21.56, One written call strike $23.27, One written put strike $21.35 with a barrier level strike of $19.43 (468,384 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	614,700

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
$28,050,000	Select Sector Financial SPDR Fund, One purchased call strike $22.037, One written call strike $24.2407, One written put strike $22.037 with a barrier level strike of $20.274 ($15,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	$465,230
$21,000,000	Select Sector Financial SPDR Fund, One purchased call strike $22.8554, One written call strike $24.2267, One written put strike $22.8554 with a barrier level strike of $21.027 ($7,500,000 notional amount), Expires 09/18/15, Broker Citibank N.A.(q)	(151,945)
926,169	Select Sector Financial SPDR Fund, One purchased call strike $22.89, One written call strike $24.95, One written put strike $22.89 with a barrier level strike of $21.06 (436,872 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	(150,566)
146,470	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $153.6151, One written call strike $162.832, One written put strike $153.6151 with a barrier level strike of $138.2536 (65,098 contracts), Expires 12/19/14, Broker Goldman Sachs Group, Inc.(r)	858,907
119,075	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $161.243, One written call strike $174.142, One written put strike $161.243 with a barrier level strike of $145.119 (62,018 contracts), Expires 03/20/15, Broker Credit Suisse Group AG(r)	421,540
325,373	SPDR S&P Homebuilders ETF, One purchased call strike $30.734, One written call strike $32.2707, One written put strike $30.734 with a barrier level strike of $27.661, Expires 08/15/14, Broker JPMorgan Chase Bank N.A.	(29,521)
Contracts/
Notional
Amount ($)		Value
617,431	SPDR S&P Homebuilders ETF, One purchased call strike $32.3923, One written call strike $35.6315, One written put strike $32.3923 with a barrier level strike of $19.4354, Expires 01/16/15, Broker Citibank N.A.	$(72,802)
339,055	Taiwan Stock Exchange Weighted Index, One purchased call strike $8,612.54, One written call strike $14.7487 on iShares MSCI Taiwan ETF Fund (6,941,280 contracts), One written put strike $14.0464 on iShares MSCI Taiwan ETF Fund with a barrier level strike of $12.6418 (355,963 contracts), Expires 01/05/15, Broker Goldman Sachs International(r)	2,541,619
1,697	Taiwan Stock Exchange Weighted Index, One purchased call strike $8,841.00, One written put strike $8,841.00 with a barrier level strike of $8,222.13, Expires 05/20/15, Broker BNP Paribas SA	1,931,104
3,354	Taiwan Stock Exchange Weighted Index, One purchased call strike $8,855.3025, One written put strike $8,408.065, Expires 09/17/14, Broker Goldman Sachs International	1,399,231
804	Taiwan Stock Exchange Weighted Index, One purchased call strike $9,324.40, One written put strike $9,324.40 with a barrier level strike of $8,764.936, Expires 09/17/14, Broker BNP Paribas SA	148,872
8,966	TOPIX 100 Index, One purchased call strike $1,115.29, One written call strike $1,260.28, One written put strike $934.20 on Russell 2000 Index with a barrier level strike of $700.65 (10,704 contracts), Expires 08/15/14, Broker Credit Suisse International(r)	1,255,962

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
13,055	TOPIX 100 Index, One purchased call strike $1,148.97, One written call strike $1,321.32, One written put strike $1,563.83 on S&P 500 Index with a barrier level strike of $1,172.87 (9,592 contracts), Expires 09/19/14, Broker Goldman Sachs International(r)	$1,667,837
8,696	TOPIX 100 Index, One purchased call strike $1,150.00, One written call strike $1,357.00, One written put strike $1,581.18 on S&P 500 Index with a barrier level strike of $1,185.85 (6,325 contracts), Expires 09/19/14, Broker Goldman Sachs International(r)	1,178,180
11,952	TOPIX 100 Index, One purchased call strike $1,255.00, One written call strike $1,568.75, One written put strike $986.55 on Russell 2000 Index with a barrier level strike of $739.9125 (15,205 contracts), Expires 10/17/14, Broker Goldman Sachs International(r)	594,093
6,332	TOPIX Index, One purchased call strike $1,359.60, One written call strike $1,563.54, One written put strike $1,579.31 on S&P 500 Index with a barrier level strike of $1,184.48, Expires 09/19/14, Broker UBS AG	1,115,332
$14,200,000	USD/CAD foreign exchange rate, One purchased call strike $1.07, One written call strike $1.13, One written put strike $1.065 with a barrier level strike of $1.03 ($10,000,000 notional amount), Expires 12/31/14, Broker JPMorgan Chase Bank N.A(q)	288,969
$14,000,000	USD/CAD foreign exchange rate, One purchased call strike $1.075, One written call strike $1.125, One written put strike $1.0585 with a barrier level strike of $1.005 ($10,000,000 notional amount), Expires 11/26/14, Broker Goldman Sachs International(q)	226,522
Contracts/
Notional
Amount ($)		Value
$7,600,000	USD/CAD foreign exchange rate, One purchased call strike $1.075, One written call strike $1.125, One written put strike $1.0585 with a barrier level strike of $1.005 ($5,000,000 notional amount), Expires 11/26/14, Broker JPMorgan Chase Bank N.A.(q)	$134,364
$7,400,000	USD/CAD foreign exchange rate, One purchased call strike $1.0752, One written call strike $1.1323, One written put strike $1.0644 with a barrier level strike of $1.0137 ($5,000,000 notional amount), Expires 12/08/14, Broker JPMorgan Chase Bank N.A.(q)	135,342
$24,000,000	USD/CAD foreign exchange rate, One purchased call strike $1.09, One written call strike $1.15, One written put strike $1.09 with a barrier level strike of $1.06 ($20,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	34,424
$14,700,000	USD/JPY foreign exchange rate, One purchased call strike $101.50, One written call strike $107.50, One written put strike $101.50 with a barrier level strike of $95.50 ($10,000,000 notional amount), Expires 05/11/15, Broker JPMorgan Chase Bank N.A.(q)	174,693
$18,500,000	USD/JPY foreign exchange rate, One purchased call strike $101.75, One written call strike $108.00, One written put strike $101.75 with a barrier level strike of $96.00 ($15,000,000 notional amount), Expires 05/25/15, Broker JPMorgan Chase Bank N.A.(q)	147,925
$23,100,000	USD/JPY foreign exchange rate, One purchased call strike $101.75, One written call strike $108.00, One written put strike $102.00 with a barrier level strike of $96.00 ($15,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	211,841

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
$42,300,000	USD/JPY foreign exchange rate, One purchased call strike $102.00, One written call strike $108.00, One written put strike $101.75 with a barrier level strike of $96.00 ($30,000,000 notional amount), Expires 04/13/15, Broker JPMorgan Chase Bank N.A.(q)	$401,343
$28,800,000	USD/JPY foreign exchange rate, One purchased call strike $102.00, One written call strike $108.00, One written put strike $101.90 with a barrier level strike of $96.00 ($20,000,000 notional amount), Expires 04/09/15, Broker JPMorgan Chase Bank N.A.(q)	287,355
$15,800,000	USD/JPY foreign exchange rate, One purchased call strike $102.50, One written call strike $110.00, One written put strike $102.50 with a barrier level strike of $98.00 ($10,000,000 notional amount), Expires 07/24/15, Broker Goldman Sachs International(q)	74,844
$15,000,000	Vanguard FTSE Europe ETF, One purchased call strike $53.9039, One written call strike $63.6066, One written put strike $53.9039 with a barrier level strike of $37.7327, Expires 02/20/15, Broker Citibank N.A.	1,022,423
$5,000,000	Vanguard FTSE Europe ETF, One purchased call strike $53.963, One written call strike $62.5971, One written put strike $53.963 with a barrier level strike of $37.7741, Expires 12/19/14, Broker Citibank N.A.	331,336
$15,000,000	Vanguard FTSE Europe ETF, One purchased call strike $54.5083, One written call strike $62.6846, One written put strike $54.5083 with a barrier level strike of $39.246, Expires 12/19/14, Broker Citibank N.A.	875,020
Contracts/
Notional
Amount ($)		Value
360,234	Vanguard FTSE Europe ETF, One purchased call strike $55.5194, One written call strike $63.8473, One written put strike $55.5194 with a barrier level strike of $38.864, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	$838,180
178,432	Vanguard FTSE Europe ETF, One purchased call strike $56.0437, One written call strike $65.5711, One written put strike $56.0437 with a barrier level strike of $39.791, Expires 03/20/15, Broker Goldman Sachs International	408,336
$15,800,000	Vanguard FTSE Europe ETF, One purchased call strike $58.7115, One written put strike $58.7115 with a barrier level strike of $52.84 ($10,000,000 notional amount), Expires 10/17/14, Broker JPMorgan Chase Bank N.A.(q)	(21,128)
221,603	WisdomTree Japan Hedged Equity Fund, One purchased call strike $45.1258, One written call strike $52.3459, One written put strike $45.1258 with a barrier level strike of $27.978, Expires 11/21/14, Broker Goldman Sachs International	1,030,438
218,293	WisdomTree Japan Hedged Equity Fund, One purchased call strike $45.81, One written call strike $53.1396, One written put strike $45.81 with a barrier level strike of $32.067, Expires 12/19/14, Broker Goldman Sachs International	906,607
106,193	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.084, One written call strike $54.1466, One written put strike $47.084 with a barrier level strike of $31.546, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	342,396
210,128	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.59, One written call strike $55.68, One written put strike $47.59 with a barrier level strike of $32.36, Expires 01/16/15, Broker UBS AG	623,705

115

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
209,461	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.7416, One written call strike $55.3803, One written put strike $47.7416 with a barrier level strike of $32.942, Expires 02/20/15, Broker JPMorgan Chase Bank N.A.	$640,873
469,110	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.75, One written call strike $51.0925, One written put strike $47.75 with a barrier level strike of $42.975 (209,424 contracts), Expires 11/21/14, Broker JPMorgan Chase Bank N.A.(r)	787,205
208,943	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.86, One written call strike $56.47, One written put strike $47.86 with a barrier level strike of $33.50, Expires 03/20/15, Broker UBS AG	579,614
398,935	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.9401, One written call strike $51.2959, One written put strike $47.9401 with a barrier level strike of $43.1461 (156,445 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	516,447
507,172	WisdomTree Japan Hedged Equity Fund, One purchased call strike $48.80, One written call strike $51.24, One written put strike $48.80 with a barrier level strike of $44.41 (153,689 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	109,237
204,583	WisdomTree Japan Hedged Equity Fund, One purchased call strike $48.88, One written call strike $57.68, One written put strike $48.88 with a barrier level strike of $35.19, Expires 02/20/15, Broker UBS AG	392,941
Contracts/ Notional Amount ($)		Value
$53,900,000	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.0829, One written call strike $50.56, One written put strike $49.0829 with a barrier level strike of $44.67 (10,000,000 notional amount), Expires 08/21/15, Broker Citibank N.A.(q)	$152,824
203,253	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.20, One written call strike $57.564, One written put strike $49.20 with a barrier level strike of $36.408, Expires 10/17/14, Broker Goldman Sachs International	431,707
$1,585,670	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.51, One written call strike $50.50, One written put strike $49.51 with a barrier level strike of $45.05 (201,996 contracts), Expires 08/21/15, Broker UBS AG(r)	191,846
437,843	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.5612, One written call strike $53.5261, One written put strike $49.5612 with a barrier level strike of $44.6051 (201,771 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	70,100
302,115	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.65, One written call strike $59.58, One written put strike $49.65 with a barrier level strike of $34.76, Expires 10/17/14, Broker UBS AG	547,344
496,782	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.72, One written call strike $53.20, One written put strike $49.72 with a barrier level strike of $44.75 (201,126 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	37,167

116

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
200,945	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.7649, One written call strike $58.2249, One written put strike $49.7649 with a barrier level strike of $34.8354, Expires 04/17/15, Broker Goldman Sachs International	$356,653
249,634	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.0733, One written call strike $54.0792, One written put strike $50.0733 with a barrier level strike of $45.066 (99,854 contracts), Expires 10/17/14, Broker Goldman Sachs International(r)	280,616
$16,588,600	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.1098, One written call strike $53.1164, One written put strike $50.1098 with a barrier level strike of $45.0988 ($5,740,000 notional amount), Expires 08/15/14, Broker Citibank N.A.(q)	281,437
198,137	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.47, One written call strike $63.09, One written put strike $50.47 with a barrier level strike of $37.85, Expires 11/21/14, Broker UBS AG	289,865
113,173	WisdomTree Japan Hedged Equity Fund, One purchased put strike $44.18 with a barrier level strike of $27.83, Expires 09/19/14, Broker Citibank N.A.	168
104,800	WisdomTree Japan Hedged Equity Fund, One written put strike $47.71 with a barrier level strike of $29.58, Expires 09/19/14, Broker Goldman Sachs International	(1,733)
104,210	WisdomTree Japan Hedged Equity Fund, One written put strike $47.98 with a barrier level strike of $28.788, Expires 09/19/14, Broker Goldman Sachs International	(1,526)
Total Structured Options (Premiums received $(17,592,176))		125,907,057
Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS (PURCHASED)

Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.1975 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.195 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.1975 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.195, expiring 12/21/18 (Underlying vega amount $250,000)	$(99,088)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.199 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.20 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.199 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.20, expiring 12/21/18 (Underlying vega amount $400,000)	(58,438)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.20 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.20, expiring 12/21/18 (Underlying vega amount $300,000)	(129,610)
Variance swap with UBS AG receiving variance of the S&P 500 Index over the target volatility of 28.60 and paying variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying notional amount $500,000)	(5,126,102)

117

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Unrealized Appreciation (Depreciation)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of EUR/USD foreign exchange rate is over 5.60% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 5.60%, expiring 01/05/15 (Underlying vega amount $250,000)	$(19,826)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of EUR/USD foreign exchange rate is over 6.40% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 6.40%, expiring 07/07/15 (Underlying vega amount $250,000)	80,409
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CAD/JPY foreign exchange rate is over 7.325% and paying an amount if the volatility of CAD/JPY foreign exchange rate is under 7.325%, expiring 12/29/14 (Underlying vega amount CAD 250,000)	(125,766)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CAD/JPY foreign exchange rate is over 8.00% and paying an amount if the volatility of CAD/JPY foreign exchange rate is under 8.00%, expiring 11/28/14 (Underlying vega amount CAD 250,000)	(415,774)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CAD/JPY foreign exchange rate is over 8.25% and paying an amount if the volatility of CAD/JPY foreign exchange rate is under 8.25%, expiring 11/28/14 (Underlying vega amount CAD 250,000)	(489,774)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 5.55% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 5.55%, expiring 01/05/15 (Underlying vega amount $250,000)	53,885
Unrealized Appreciation (Depreciation)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 6.05% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 6.05%, expiring 09/02/14 (Underlying vega amount $250,000)	$(450,545)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 6.70% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 6.70%, expiring 11/18/14 (Underlying vega amount $250,000)	(411,951)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 7.05% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 7.05%, expiring 05/01/15 (Underlying vega amount $250,000)	(234,731)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 7.40% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 7.40%, expiring 04/08/15 (Underlying vega amount $500,000)	(760,755)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of GBP/USD foreign exchange rate is over 6.90% and paying an amount if the volatility of GBP/USD foreign exchange rate is under 6.90%, expiring 06/01/15 (Underlying vega amount $250,000)	(149,199)
$(8,337,265)

118

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)

Dividend swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 139 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 139 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	$(3,834,122)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(857,430)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(1,297,430)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying vega amount $500,000)	6,173,683
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	4,767,079
$4,951,780

At July 31, 2014, the Strategic Oportunities Fund held investments in restricted securities with a fair value of $3,600,000 or 0.06% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	07/31/14 Carrying Value Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(e)(i)	01/19/11	$30.00

(a)	Cost for federal income tax purposes is $5,578,876,506 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$288,333,144
Unrealized depreciation	(80,180,207)
Net unrealized appreciation	$208,152,937

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $107,336,213 or 1.92% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (i) below) that amount to $50,759,721 or 0.91% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $6,114,148, which is 0.11% of net assets.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Security offered and sold outside of the United States, and this is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Zero coupon bond. The rate represents the yield at time of purchase.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $308,551,051, which is 5.51% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) above.
(j)	Principal amount denoted in Euros.
(k)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(l)	Principal amount denoted in British Pounds.
(m)	Variable rate security. Rate shown is the rate as of July 31, 2014.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	The rate represents the annualized yield at time of purchase.
(p)	Rate shown represents current yield at July 31, 2014.
(q)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column
(r)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.

119

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

CAD — Canadian Dollar

Cnv. — Convertible

ETF — Exchange Traded Fund

EUR — Euro

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	3.9%
Banks	0.9%
Collateralized Mortgage Obligations	12.9%
Commercial Mortgage-Backed Securities	0.4%
Consumer Discretionary	3.6%
Consumer Staples	2.4%
Diversified Financials	1.5%
Energy	2.4%
Government Bonds	5.0%
Health Care	3.7%
Industrials	3.7%
Information Technology	3.4%
Insurance	1.5%
Materials	1.7%
Real Estate	1.2%
Telecommunication Services	1.5%
U.S. Government Agencies and Securities	43.9%
Utilities	0.8%
Other*	5.6%
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

120

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	July 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 28.5%
CANADA — 1.0%
Energy — 1.0%
2,150,000	Athabasca Oil Corp.(b)	$12,284,587
UNITED KINGDOM — 1.9%
Energy — 1.9%
2,000,000	Tullow Oil Plc	24,598,604
UNITED STATES — 25.6%
Consumer Discretionary — 1.3%
1,200,000	TRI Pointe Homes, Inc.(b)	16,212,000
Consumer Staples — 2.4%
420,000	Archer-Daniels-Midland Co.	19,488,000
180,000	Kellogg Co.	10,769,400
		30,257,400
Energy — 14.4%
300,000	Chevron Corp.	38,772,000
200,000	Continental Resources, Inc.(b)	29,356,000
302,000	Exxon Mobil Corp.	29,879,880
870,000	Laredo Petroleum, Inc.(b)	23,611,800
235,000	Range Resources Corp.	17,763,650
930,000	Sanchez Energy Corp.(b)	29,499,600
390,000	Stone Energy Corp.(b)	14,839,500
		183,722,430
Industrials — 2.3%
460,000	Jacobs Engineering Group, Inc.(b)	23,372,600
300,000	KBR, Inc.	6,198,000
		29,570,600
Materials — 2.4%
275,000	Monsanto Co.	31,099,750
Real Estate — 2.8%
450,000	St. Joe Co. (The)(b)	10,278,000
810,000	Weyerhaeuser Co., REIT	25,369,200
		35,647,200
		326,509,380
Total Common Stocks (Cost $386,155,863)		363,392,571
EXCHANGE TRADED FUNDS — 2.3%
UNITED STATES — 2.3%
1,320,000	iShares U.S. Home Construction ETF	29,317,200
Total Exchange Traded Funds (Cost $30,624,482)		29,317,200
Number of Coins		Value
COLLECTIBLE COINS — 2.0%
UNITED STATES — 2.0%
13	Various Collectible Coins and Sets of Coins(c)	$25,931,209
Total Collectible Coins (Cost $24,913,897)		25,931,209

Fine Troy Ounces
COMMODITIES — 3.0%
UNITED STATES — 3.0%
29,985	Gold Bullion	38,457,622
Total Commodities (Cost $27,728,889)		38,457,622

Contracts
CALL OPTIONS PURCHASED — 0.3%
Commodities — 0.3%
2,000	Chicago Board of Trade Corn Futures, Strike $440.00, Expiring 08/22/14	12,500
150	Chicago Mercantile Exchange Lean Hogs Futures, Strike $100.00, Expiring 12/12/14	145,500
500	Chicago Mercantile Exchange Lean Hogs Futures, Strike $120.00, Expiring 10/14/14	55,000
1,000	Chicago Mercantile Exchange Lean Hogs Futures, Strike $128.00, Expiring 08/08/14	10,000
575	Chicago Mercantile Exchange Lean Hogs Futures, Strike $128.00, Expiring 08/14/14	5,750
300	Commodity Exchange Silver Futures, Strike $22.00, Expiring 11/24/14	640,500
650	Intercontinental Exchange Coffee C Futures, Strike $200.00, Expiring 08/08/14	1,099,313
500	Intercontinental Exchange Sugar No. 11 Futures, Strike $18.50, Expiring 09/15/14	39,200
500	London Metal Exchange Nickel Futures, Strike $25,000.00, Expiring 06/03/15	1,452,240
500	London Metal Exchange Nickel Futures, Strike $40,000.00, Expiring 12/02/15	230,880
1,400	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $5.00, Expiring 09/25/14	95,200
Total Call Options Purchased (Cost $8,087,124)		3,786,083

121

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Contracts		Value
PUT OPTIONS PURCHASED — 0.1%
Commodities — 0.1%
85	London Metal Exchange Copper Futures, Strike $6,500.00, Expiring 09/03/14	$13,621
150	London Metal Exchange Nickel Futures, Strike $19,000.00, Expiring 09/03/14	842,301
Total Put Options Purchased (Cost $1,424,158)		855,922

Principal Amount		Value
ASSET-BACKED SECURITIES — 2.7%
UNITED STATES — 2.7%
$35,000,000	GCO Education Loan Funding Trust, Series 2003-2, Class A5AR, 1.97%, 09/01/40(d)	34,300,000
Total Asset-Backed Securities (Cost $34,170,045)		34,300,000
U.S. GOVERNMENT AGENCIES — 58.0%
Federal Home Loan Bank — 58.0%
$154,900,000	0.06%, 08/01/14(e)	154,899,999
1,800,000	0.05%, 08/05/14(e)	1,799,989
2,600,000	0.05%, 08/06/14(e)	2,599,982
10,000,000	0.05%, 08/06/14(e)	9,999,944
4,800,000	0.06%, 08/06/14(e)	4,799,961
14,000,000	0.04%, 08/08/14(e)	13,999,905
5,000,000	0.06%, 08/08/14(e)	4,999,947
7,300,000	0.06%, 08/08/14(e)	7,299,908
7,300,000	0.07%, 08/08/14(e)	7,299,908
16,000,000	0.03%, 08/11/14(e)	15,999,889
48,000,000	0.03%, 08/11/14(e)	47,999,800
48,000,000	0.06%, 08/13/14(e)	47,999,005
107,800,000	0.07%, 08/13/14(e)	107,797,664
22,400,000	0.06%, 08/15/14(e)	22,399,501
3,800,000	0.03%, 08/20/14(e)	3,799,940
50,000,000	0.03%, 08/20/14(e)	49,998,417
24,300,000	0.06%, 08/20/14(e)	24,299,231
48,000,000	0.06%, 08/21/14(e)	47,998,400
4,400,000	0.06%, 08/22/14(e)	4,399,847
78,200,000	0.07%, 08/22/14(e)	78,197,034
8,000,000	0.07%, 08/22/14(e)	7,999,813
13,700,000	0.07%, 08/28/14(e)	13,699,281
51,700,000	0.05%, 08/29/14(e)	51,698,191
3,020,000	0.07%, 09/05/14(e)	3,019,809
4,900,000	0.09%, 09/10/14(e)	4,899,619
Total U.S. Government Agencies (Cost $739,904,984)		739,904,984
U.S. GOVERNMENT SECURITIES — 7.1%
U.S. Treasury Bills — 7.1%
46,000,000	0.02%, 08/14/14(e)	45,999,651
Principal Amount		Value
U.S. Treasury Bills (continued)
$44,600,000	0.03%, 08/21/14(e)	$44,599,375
Total U.S. Government Securities (Cost $90,599,026)		90,599,026

Shares
CASH SWEEP — 0.8%
9,454,637	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	9,454,637
Total Cash Sweep (Cost $9,454,637)		9,454,637
TOTAL INVESTMENTS — 104.8% (Cost $1,353,063,105)(a)		1,335,999,254
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(60,981,190)
NET ASSETS — 100.0%		$1,275,018,064

Contracts
CALL OPTIONS WRITTEN — 0.0%
Commodities — 0.0%
(85)	London Metal Exchange Copper Futures, Strike $7,000.00, Expiring 09/03/14	(416,011)
Total Call Options Written (Premiums received $(195,330))		(416,011)
PUT OPTIONS WRITTEN — (0.9)%
Commodities — (0.9)%
(1,500)	Chicago Board of Trade Corn Futures, Strike $440.00, Expiring 11/21/14	(5,643,750)
(999)	Chicago Board of Trade Corn No. 2 Futures, Strike $420.00, Expiring 11/21/14	(2,840,906)
(650)	Intercontinental Exchange Coffee C Futures, Strike $200.00, Expiring 08/08/14	(2,305,875)
(350)	Intercontinental Exchange Sugar No. 11 Futures, Strike $17.00, Expiring 09/15/14	(313,600)
(500)	Intercontinental Exchange Sugar No. 11 Futures, Strike $17.00, Expiring 09/15/14	(448,000)
Total Put Options Written (Premiums received $(7,866,812))		$(11,552,131)

122

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
250	London Metal Exchange Lead, September 2014	$(350,687)
1,000	Intercontinental Exchange Brent Crude Oil, December 2014	972,500
350	London Metal Exchange Nickel, December 2014	1,496,703
100	New York Mercantile Exchange Brent Crude Oil, December 2015	(148,000)
250	Intercontinental Exchange Brent Crude Oil, December 2017	(127,500)
	Net unrealized appreciation	$1,843,016

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
575	Chicago Mercantile Exchange Live Cattle, August 2014	$1,363,731
265	Intercontinental Exchange Coffee C, September 2014	(1,822,762)
250	London Metal Exchange Lead, September 2014	742,000
303	New York Mercantile Exchange Gasoline, September 2014	(352,746)
500	NYSE LIFFE Robusta Coffee, September 2014	642,220
344	Chicago Mercantile Exchange Lean Hogs, October 2014	(313,640)
100	New York Mercantile Exchange Gasoline, October 2014	(422,545)
1,030	New York Mercantile Exchange Natural Gas, October 2014	(6,087,697)
160	New York Mercantile Exchange Platinum, October 2014	105,700
1,000	Intercontinental Exchange Brent Crude Oil, December 2014	(1,127,500)
822	Intercontinental Exchange Cotton No. 2, December 2014	(7,988,629)
500	London Metal Exchange Nickel, December 2014	5,580,710
40	Intercontinental Exchange Rotterdam Coal, January 2015	(184,750)
40	Intercontinental Exchange Rotterdam Coal, February 2015	(184,750)
40	Intercontinental Exchange Rotterdam Coal, March 2015	(184,750)
72	New York Mercantile Exchange Gasoline, March 2015	(60,955)
40	Intercontinental Exchange Rotterdam Coal, April 2015	(164,750)
40	Intercontinental Exchange Rotterdam Coal, May 2015	(164,750)
40	Intercontinental Exchange Rotterdam Coal, June 2015	(164,750)

FUTURES CONTRACTS: LONG POSITIONS (Continued)

Contracts		Unrealized Appreciation/ (Depreciation)
40	Intercontinental Exchange Rotterdam Coal, July 2015	$(112,750)
300	New York Mercantile Exchange Gasoline, July 2015	(1,414,350)
40	Intercontinental Exchange Rotterdam Coal, August 2015	(112,750)
300	New York Mercantile Exchange Gasoline, August 2015	(1,348,200)
40	Intercontinental Exchange Rotterdam Coal, September 2015	(112,750)
40	Intercontinental Exchange Rotterdam Coal, October 2015	(56,750)
40	Intercontinental Exchange Rotterdam Coal, November 2015	(56,750)
400	Intercontinental Exchange Brent Crude Oil, December 2015	1,720,472
40	Intercontinental Exchange Rotterdam Coal, December 2015	(56,750)
300	Intercontinental Exchange Brent Crude Oil, December 2016	(482,130)
528	Intercontinental Exchange Brent Crude Oil, December 2017	(146,370)
40	New York Mercantile Exchange Natural Gas, January 2018	40,700
40	New York Mercantile Exchange Natural Gas, February 2018	34,700
40	New York Mercantile Exchange Natural Gas, March 2018	11,500
40	New York Mercantile Exchange Natural Gas, April 2018	(92,500)
40	New York Mercantile Exchange Natural Gas, May 2018	(86,900)
40	New York Mercantile Exchange Natural Gas, June 2018	(77,300)
40	New York Mercantile Exchange Natural Gas, July 2018	(65,300)
40	New York Mercantile Exchange Natural Gas, August 2018	(59,700)
40	New York Mercantile Exchange Natural Gas, September 2018	(57,300)
40	New York Mercantile Exchange Natural Gas, October 2018	(44,500)
40	New York Mercantile Exchange Natural Gas, November 2018	(10,900)
40	New York Mercantile Exchange Natural Gas, December 2018	56,700
	Net unrealized depreciation	$(13,320,491)

123

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/15 (Underlying notional amount $3,531,510)	$(591,510)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/15 (Underlying notional amount $3,531,510)	(591,510)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/15 (Underlying notional amount $3,531,510)	(591,510)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/15 (Underlying notional amount $3,531,510)	(329,010)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/15 (Underlying notional amount $3,531,510)	(329,010)
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/15 (Underlying notional amount $3,531,510)	$(329,010)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/15 (Underlying notional amount $3,531,510)	1,088,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $2,216,000)	(56,000)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $3,531,510)	1,088,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $2,216,000)	328,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $3,531,510)	1,088,490

124

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $2,216,000)	$892,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/15 (Underlying notional amount $3,531,510)	1,088,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $2,216,000)	892,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/15 (Underlying notional amount $3,531,510)	1,088,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $2,216,000)	892,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/15 (Underlying notional amount $3,531,510)	1,088,490
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME August 2014 Lean Hogs Futures contracts on the termination date, expiring 08/11/14 (Underlying notional amount $52,367,257)	$(4,921,207)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME December 2014 Lean Hogs Futures contracts on the termination date, expiring 12/09/14 (Underlying notional amount $24,966,069)	1,478,271
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME October 2014 Lean Hogs Futures contracts on the termination date, expiring 10/10/14 (Underlying notional amount $21,217,723)	2,099,827
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle Index, paying a fixed amount per pound and receiving the closing settlement price of CME August 2014 Live Cattle Futures contracts on the termination date, expiring 08/01/14 (Underlying notional amount $19,299,951)	345,919
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle Index, paying a fixed amount per pound and receiving the closing settlement price of CME February 2015 Live Cattle Futures contracts on the termination date, expiring 02/04/15 (Underlying notional amount $18,918,180)	(15,180)

125

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton Index, paying a fixed amount per pound and receiving the closing settlement price of ICE December 2014 Cotton Futures contracts on the termination date, expiring 11/18/14 (Underlying notional amount $11,616,735)	$(2,186,235)
$3,518,775

Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/15 (Underlying notional amount $3,446,990)	$926,990
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/15 (Underlying notional amount $3,446,990)	926,990
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/15 (Underlying notional amount $3,446,990)	926,990
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/15 (Underlying notional amount $3,446,990)	701,990
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/15 (Underlying notional amount $3,446,990)	$701,990
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/15 (Underlying notional amount $3,446,990)	701,990
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/15 (Underlying notional amount $3,446,990)	(513,010)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $3,446,990)	(513,010)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $3,446,990)	(513,010)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/15 (Underlying notional amount $3,446,990)	(513,010)

126

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/15 (Underlying notional amount $3,446,990)	$(513,010)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/15 (Underlying notional amount $3,446,990)	(513,010)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $2,132,250)	(27,750)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $2,132,250)	(411,750)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $3,130,750)	22,750
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $3,130,750)	22,750
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $3,130,750)	$22,750
$1,437,630

(a)	Cost for federal income tax purposes is $1,357,180,031 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$22,790,037
Unrealized depreciation	(43,975,814)
Net unrealized depreciation	$(21,185,777)

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $25,931,209 or 2.03% of net assets.
(d)	Variable rate security. Rate shown is the rate as of July 31, 2014.
(e)	The rate represents the annualized yield at time of purchase.
(f)	Rate shown represents current yield at July 31, 2014.

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	2.7%
Collectible Coins	2.0%
Commodities	3.0%
Consumer Discretionary	1.3%
Consumer Staples	2.4%
Energy	17.3%
Industrials	2.3%
Materials	2.4%
Real Estate	2.8%
U.S. Government Agencies and Securities	65.1%
Other*	(1.3)%
100.0%

*	Includes cash and equivalents, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

127

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	July 31, 2014
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 49.9%
Banks — 13.3%
$1,000,000	Australia & New Zealand Banking Group Ltd., 0.90%, 02/12/16	$1,004,104
3,800,000	Bank of America NA, 1.25%, 02/14/17	3,799,609
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,090,111
3,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.55%, 09/09/16(b)	3,027,114
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,020,279
500,000	Capital One Bank USA, 1.15%, 11/21/16	501,109
10,500,000	Citigroup, Inc., 1.35%, 03/10/17	10,480,187
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,197,390
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,054,980
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,383,557
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,197,303
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,396,877
12,295,000	JPMorgan Chase & Co. MTN, 1.35%, 09/22/15(c)	12,413,339
6,125,000	KFW, 1.25%, 02/15/17	6,171,685
1,000,000	Mizuho Bank Ltd., 1.30%, 04/16/17(b)	998,037
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	301,547
3,000,000	Standard Chartered Plc, 5.50%, 11/18/14(b)	3,042,900
3,900,000	Toronto-Dominion Bank (The) - MTN, 0.79%, 04/30/18(c)	3,932,074
10,500,000	Wells Fargo & Co., 1.25%, 07/20/16	10,588,914
		72,601,116
Consumer Discretionary — 1.3%
2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	2,030,280
2,000,000	Hyundai Capital America, 1.45%, 02/06/17(b)	1,999,566
Principal Amount		Value
Consumer Discretionary (continued)
$3,000,000	Walt Disney Co. (The), 0.88%, 05/30/17	$2,983,446
		7,013,292
Consumer Staples — 3.5%
11,900,000	Anheuser-Busch Inbev Worldwide Inc, 1.38%, 07/15/17	11,934,558
4,000,000	Coca-Cola Co. (The), 1.80%, 09/01/16	4,085,512
3,000,000	CVS Caremark Corp., 1.20%, 12/05/16	3,015,651
		19,035,721
Diversified Financials — 11.8%
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,628,455
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,022,368
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,022,667
5,000,000	Caterpillar Financial Services Corp. MTN, 0.47%, 02/26/16(c)	5,011,035
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,092,394
1,000,000	Daimler Finance North America LLC, 1.38%, 08/01/17(b)	997,401
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	502,893
1,500,000	Ford Motor Credit Co. LLC, 4.21%, 04/15/16	1,577,273
10,800,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	11,209,396
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,720,464
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	977,013
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,442,181
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,062,187
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,119,301
12,000,000	Morgan Stanley, 1.75%, 02/25/16	12,157,524
3,000,000	Toyota Motor Credit Corp., 0.52%, 05/17/16(c)	3,009,621

128

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Diversified Financials (continued)
$1,775,000	Toyota Motor Credit Corp. MTN, 1.13%, 05/16/17	$1,770,680
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	1,001,127
		64,323,980
Energy — 1.2%
3,000,000	Cameron International Corp., 1.15%, 12/15/16	2,999,769
1,700,000	Occidental Petroleum Corp, 1.75%, 02/15/17	1,727,720
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	996,959
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,021,492
		6,745,940
Health Care — 3.5%
820,000	Celgene Corp., 2.45%, 10/15/15	834,543
1,000,000	Express Scripts Holding Co., 2.65%, 02/15/17	1,032,346
3,000,000	Express Scripts Holding Co., 1.25%, 06/02/17	2,987,223
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,119,239
415,000	McKesson Corp, 0.95%, 12/04/15	416,287
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	510,995
4,000,000	Merck & Co., Inc., 0.59%, 05/18/18(c)	4,013,544
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,041,550
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	998,621
		18,954,348
Industrials — 0.7%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,490,638
312,198	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	316,703
188,000	Tyco International Finance SA, 3.38%, 10/15/15	193,472
		4,000,813
Information Technology — 5.5%
10,000,000	Apple, Inc., 0.47%, 05/03/18(c)	10,003,710
5,000,000	Cisco Systems, Inc., 1.10%, 03/03/17	5,009,615
Principal Amount		Value
Information Technology (continued)
$2,150,000	Fiserv, Inc., 3.13%, 06/15/16	$2,231,255
10,500,000	Hewlett-Packard Co., 2.35%, 03/15/15	10,615,332
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,182,882
		30,042,794
Insurance — 1.7%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,094,949
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,045,235
		9,140,184
Materials — 1.8%
630,000	Airgas, Inc., 4.50%, 09/15/14	629,980
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,038,900
8,000,000	Rio Tinto Finance USA Plc, 2.00%, 03/22/17	8,172,696
		9,841,576
Telecommunication Services — 4.0%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,096,808
12,000,000	NBC Universal Media LLC, 2.88%, 04/01/16	12,421,092
5,000,000	Verizon Communications, Inc., 1.35%, 06/09/17	4,992,455
		21,510,355
Utilities — 1.6%
5,000,000	Consolidated Edison Co. of New York, Inc., 5.38%, 12/15/15	5,320,420
1,000,000	Duke Energy Corp., 1.63%, 08/15/17	1,007,413
2,485,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,537,811
		8,865,644
Total Corporate Bonds (Cost $270,066,614)		272,075,763
ASSET-BACKED SECURITIES — 5.5%
CAYMAN ISLANDS — 1.6%
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 1.63%, 10/24/25(b)(c)	5,979,060

129

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$3,001,742	Vitesse CLO Ltd., Series 2006-1A, Class A1L, 0.48%, 08/17/20(b)(c)	$2,987,543
		8,966,603
UNITED STATES — 3.9%
2,500,000	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	2,495,461
2,000,000	Americredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	1,984,940
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.42%, 07/13/25(b)(c)	8,418,655
1,562,998	Black Diamond CLO Ltd., Series 2005-1X, Class A1, 0.50%, 06/20/17(c)	1,561,202
2,500,000	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	2,488,977
2,050,000	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	2,043,399
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	1,989,636
		20,982,270
Total Asset-Backed Securities (Cost $29,996,961)		29,948,873
MUNICIPAL BONDS — 5.6%
California — 0.8%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,435,123
District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,026,530
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,387,565
		2,414,095
Georgia — 0.6%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,216,884
Principal Amount		Value
Illinois — 0.5%
$2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	$2,607,982
Maryland — 0.0%
20,000	State of Maryland Recreational Facilities Improvements COP, Series A 2.52%, 09/01/14	20,028
180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	184,523
		204,551
Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,103,902
Minnesota — 0.1%
40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	40,636
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	624,693
		665,329
New Jersey — 2.0%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,572,150
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty) 1.90%, 06/15/15	1,012,600
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty) 2.27%, 06/15/16	102,547

130

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	$2,102,767
1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,515,015
4,600,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series Q 1.10%, 06/15/16	4,590,110
125,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds 3.17%, 09/01/14(d)	125,072
35,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds 3.17%, 09/01/14	35,020
		11,055,281
New York — 0.5%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,691,562
110,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series G 2.83%, 03/15/16	113,675
		2,805,237
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,221,215
Total Municipal Bonds (Cost $30,054,442)		30,729,599
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
2,855,370	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	2,853,528
Total Collateralized Mortgage Obligations (Cost $2,922,837)		2,853,528
Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 8.9%
AID-EGYPT — 0.2%
$1,000,000	4.45%, 09/15/15	$1,044,776
		1,044,776
Fannie Mae — 0.7%
200,000	1.63%, 10/26/15	203,375
3,200,000	5.00%, 02/13/17	3,530,595
		3,733,970
Federal Home Loan Bank — 0.4%
150,000	5.00%, 12/21/15	159,758
2,000,000	0.38%, 06/24/16	1,992,674
		2,152,432
Freddie Mac — 4.1%
8,500,000	0.88%, 02/22/17	8,486,987
13,900,000	1.00%, 03/08/17	13,921,392
		22,408,379
Ginnie Mae — 0.0%
310	9.00%, 02/15/20	312
		312
Overseas Private Investment Corp. — 1.5%
7,514,755	5.14%, 12/15/23	8,337,779
		8,337,779
Private Export Funding Corp. — 1.0%
1,400,000	4.95%, 11/15/15	1,481,147
3,000,000	5.00%, 12/15/16	3,283,371
500,000	2.25%, 12/15/17	515,077
		5,279,595
Small Business Administration — 0.8%
759,837	4.73%, 02/10/19	810,231
1,275,856	4.11%, 03/10/20	1,359,324
2,241,446	4.08%, 03/10/21	2,365,828
		4,535,383
Tennessee Valley Authority — 0.2%
725,000	6.25%, 12/15/17	842,019
		842,019
Total U.S. Government Agencies (Cost $47,131,085)		48,334,645
U.S. GOVERNMENT SECURITIES — 27.9%
U.S. Treasury Bonds — 4.0%
20,540,000	0.63%, 01/15/24(e)	21,622,094
U.S. Treasury Notes — 23.9%
61,076,000	0.25%, 12/15/15	61,073,618

131

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
U.S. Treasury Notes (continued)
$6,000,000	0.88%, 05/15/17	$5,988,282
46,310,000	7.25%, 08/15/22	63,158,875

Total U.S. Government Securities (Cost $153,518,580)		151,842,869

GOVERNMENT BONDS — 0.7%

FRANCE — 0.2%
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	999,838
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	1,003,853
SOUTH KOREA — 0.3%
500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	502,187
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,488,568
		1,990,755
Total Government Bonds (Cost $3,896,977)		3,994,446

Shares
INVESTMENT COMPANY — 0.6%
3,373,900	SEI Daily Income Trust Government II Fund, Class A, 0.01%(f)	3,373,900
Total Investment Company (Cost $3,373,900)		3,373,900

TOTAL INVESTMENTS — 99.6% (Cost $540,961,396)(a)		$543,153,623

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,986,395
NET ASSETS — 100.0%		$545,140,018

(a)	Cost for federal income tax purposes is $541,065,835 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$4,767,914
Unrealized depreciation	(2,680,126)
Net unrealized appreciation	$2,087,788

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $64,763,923 which is 11.88% of net assets.
(c)	Variable rate security. Rate shown is the rate as of July 31, 2014.
(d)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(e)	Inflation protected security. Principal amount reflects original security face amount.
(f)	Rate shown represents current yield at July 31, 2014.

AGM — Assured Guaranty Municipal Corp.
CLO — Collateralized Loan Obligation
COP — Certificates of Participation
GO — General Obligations
MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	36.8%
Corporate Bonds	49.9
Municipal Bonds	5.6
Government Bonds	0.7
Asset Backed Securities	5.5
Collateralized Mortgage Obligations	0.5
Other*	1.0
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	July 31, 2014
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 101.6%

Alabama — 0.4%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,897,450
Arizona — 1.1%
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,405,180
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	405,993
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,649,171
5,125,000	City of Tempe Public Improvements GO, Series A, 3.00%, 07/01/15	5,256,200
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	233,189
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,418,346
		14,368,079
Arkansas — 0.1%
590,000	Fayetteville School District No 1 Refunding GO (State Aid Withholding), 2.00%, 06/01/16	608,213
910,000	Rogers School District No 30 Refunding GO (State Aid Withholding), 3.00%, 02/01/16	947,028
		1,555,241
California — 2.4%
5,000,000	Antelope Valley Community College District Refunding GO, Series A, 5.00%, 08/01/24	6,054,550
2,650,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	3,102,064
1,750,000	City & County of San Francisco Courthouse Project Refunding COP, 5.00%, 04/01/16	1,882,090
Principal Amount		Value
California (continued)
$1,155,000	City & County of San Francisco Juvenile Hall Project Refunding COP, 5.00%, 04/01/16	$1,242,179
5,900,000	City of Los Angeles Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/20	6,776,563
100,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	109,549
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,195,021
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	10,868,300
		31,230,316
Colorado — 0.6%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 12/01/19	592,280
450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	545,940
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,202,460
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,437,087
490,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	589,269
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,753,088
370,000	University of Northern Colorado Refunding Revenue Bonds, Series A (State Higher Education Intercept Program), 3.00%, 06/01/16	387,793
		7,507,917

133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Connecticut — 2.0%
$2,000,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, Series A-3, 0.88%, 07/01/49(b)(c)	$1,998,280
3,500,000	State of Connecticut Refunding GO, Series C, 5.00%, 12/15/16	3,875,340
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,418,800
1,000,000	University of Connecticut University and College Improvements Revenue Bonds, Series A, 3.00%, 02/15/16	1,041,280
9,000,000	University of Connecticut University and College Refunding Revenue Bonds, Series A, 4.00%, 02/15/16	9,508,590
		25,842,290
District Of Columbia — 0.5%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,903,100
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,195,670
		7,098,770
Florida — 3.0%
800,000	City of Orlando Stadiums and Arenas Revenue Bonds, Series A, 5.00%, 11/01/23	972,144
220,000	County of Seminole Special Obligation Public Improvements Revenue Bonds, 4.00%, 10/01/15	229,591
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,129,120
5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	5,631,150
800,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	923,592
Principal Amount		Value
Florida (continued)
$1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series A, (AMBAC), 5.00%, 07/01/20	$1,054,240
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	10,012,770
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,534,144
500,000	Florida Water Pollution Control Financing Corp. Water Polution Control Revenue Bonds, Series A, 4.00%, 01/15/17	541,825
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,165,291
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,254,520
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	1,983,078
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,385,440
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	574,270
1,905,000	State of Florida Refunding GO, Series A, 3.00%, 01/01/16	1,979,009
1,975,000	State of Florida Refunding GO, Series A, 4.00%, 01/01/17	2,141,572
		39,511,756
Georgia — 4.9%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	10,443,100
1,000,000	Cobb-Marietta Coliseum & Exhibit Hall Authority Performing Arts Center Project Refunding Revenue Bonds (County GTY), 5.00%, 01/01/19	1,161,180

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Georgia (continued)
$1,750,000	Douglas County School District Refunding GO (State Aid Withholding), 4.00%, 04/01/16	$1,857,153
675,000	Floyd County School District School Improvements GO, (State Aid Withholding), 3.00%, 07/01/15	692,591
970,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 3.00%, 05/01/15	990,331
395,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 4.00%, 05/01/16	420,114
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	446,549
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,136,110
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,163,188
5,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/15	5,233,939
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,429,438
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,778,250
12,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series A, (State GTY), 5.00%, 03/01/18	13,757,640
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,394,097
Principal Amount		Value
Georgia (continued)
$525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	$535,427
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	698,418
500,000	Newton County School District School Improvements GO (State Aid Withholding), 5.00%, 04/01/15	516,015
5,000,000	State of Georgia Public Improvements GO, Series B, 5.00%, 07/01/16	5,445,200
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,160,601
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,239,350
3,000,000	State of Georgia Refunding GO, Series E-2, 5.00%, 09/01/20	3,601,410
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,713,405
		64,813,506
Hawaii — 0.7%
8,000,000	City & County of Honolulu Public Improvements Refunding GO, Series B, 5.00%, 11/01/19	9,401,040
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	457,095
		9,858,135
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,800,540
Illinois — 1.5%
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	968,391
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,487,220

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Portfolio of Investments - (Continued)	July 31, 2014
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Principal Amount		Value
Illinois (continued)
$270,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15	$275,443
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,538,656
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,918,840
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,406,950
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,994,585
2,500,000	State of Illinois School Improvements GO, 3.00%, 02/01/16	2,573,700
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	911,875
945,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,097,164
		20,172,824
Indiana — 2.3%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	616,041
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,137,465
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	711,796
Principal Amount		Value
Indiana (continued)
$500,000	Carmel 2002 School Building Corp. Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/16	$544,095
600,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	690,960
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	716,118
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	524,011
510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	534,490
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,582,407
1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	1,616,517
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,114,266
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/23	924,494
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,117,150

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(Unaudited)

Principal Amount		Value
Indiana (continued)
$500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	$578,865
1,040,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 01/15/16	1,080,134
1,060,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 07/15/16	1,110,583
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	543,685
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	763,613
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	797,269
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	638,286
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,132,750
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,016,460
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	816,515
Principal Amount		Value
Indiana (continued)
$1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	$1,148,320
1,020,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 3.00%, 07/15/15	1,045,857
895,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 4.00%, 01/15/16	941,093
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	178,770
		29,622,010

Iowa — 0.2%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,150,442
Kansas — 0.2%
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,454,422
Kentucky — 1.4%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,948,630
1,000,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/15	1,049,940
8,185,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/16	8,939,739
1,550,000	Kentucky State Property & Building Commission Project No. 106 Refunding Revenue Bonds, Series A, 5.00%, 10/01/15	1,635,824

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(Unaudited)

Principal Amount		Value
Kentucky (continued)
$1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	$1,059,230
685,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/15	694,501
605,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/16	620,325
		17,948,189
Louisiana — 0.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,152,020
Maine — 0.5%
435,000	City of Bath Refunding GO, 2.00%, 09/01/15	443,478
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	784,910
1,475,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/20	1,712,269
1,020,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,183,598
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(d)	125,146
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	1,953,054
		6,202,455
Principal
Amount		Value
Maryland — 4.1%
$5,500,000	County of Baltimore Public Improvement Refunding GO, 5.00%, 02/01/18	$6,291,175
625,000	Maryland State Department of Transportation Highway Improvement Refunding Revenue Bonds, 4.50%, 03/01/15	640,688
2,030,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, Series A, 3.00%, 06/15/15	2,080,303
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,193,360
1,620,000	State of Maryland Public Improvements GO, Series A, 5.25%, 03/01/15	1,667,709
1,175,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/15	1,210,168
3,650,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/17	4,077,561
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,470,014
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,130,780
4,125,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	4,838,213
12,850,000	State of Maryland Refunding GO, 5.00%, 08/01/18	14,904,201
2,320,000	State of Maryland Refunding GO, Series C, 5.00%, 11/01/17	2,642,109
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,086,000
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,261,560
		53,493,841
Massachusetts — 12.1%
3,000,000	Berkshire Regional Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 1.00%, 09/26/14	3,003,150

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Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$5,880,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/05/15	$5,915,574
5,000,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation, 0.75%, 08/01/14	5,000,000
4,800,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 08/01/14	4,800,000
2,153,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes, 1.00%, 07/02/15	2,165,035
9,950,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/30/15	10,009,302
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,882,540
5,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 12/01/17	5,706,550
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/23	12,013,300
850,000	Commonwealth of Massachusetts Refunding GO, Series A, 5.00%, 08/01/16	928,625
7,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/28/15	7,548,225
5,900,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	5,935,872
4,460,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 08/08/14	4,460,493
1,000,000	Massachusetts Port Authority Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	1,031,110
Principal Amount		Value
Massachusetts (continued)
$7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	$9,329,154
2,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	2,427,800
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	4,938,525
6,800,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, (GO of Authority), 5.00%, 08/01/23	8,012,712
3,000,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/19/15	3,016,350
4,950,000	Metrowest Regional Transit Authority Cash Flow Management GO Notes, (State Aid Appropriation), 0.75%, 09/26/14	4,953,317
16,275,000	Montachusett Regional Transit Authority Cash Flow Management GO Notes, (State Aid Appropriation), 1.00%, 08/08/14	16,276,800
10,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	10,063,800
13,000,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/24/15	13,076,180
500,000	Town of Auburn Refunding GO, 2.00%, 06/01/15	507,555
1,275,000	Town of Belmont Municipal Purpose Loan Refunding GO, 4.00%, 04/15/16	1,355,338
1,730,000	Town of Watertown Municipal Purpose Loan Refunding GO, 2.00%, 11/01/15	1,769,375
9,300,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/19/15	9,350,685
		158,477,367

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Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Michigan — 1.8%
$945,000	Brighton Area School District School Improvements GO, Series I (Q-SBLF), 5.00%, 05/01/16	$1,019,390
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	356,747
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	691,051
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	456,667
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	289,255
1,295,000	Lake Shore Public Schools Refunding GO, (Q-SBLF), 3.00%, 11/01/16	1,365,500
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,409,920
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,546,105
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,240,054
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	871,441
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,342,677
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,161,890
2,000,000	Rochester Community School District Refunding GO, (Q-SBLF), 4.00%, 05/01/15	2,055,920
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,323,780
325,000	State of Michigan Environmental Program Refunding GO, Series A, 5.00%, 05/01/16	351,351
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	272,282
Principal Amount		Value
Michigan (continued)
$4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	$5,072,015
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,195,594
		24,021,639
Minnesota — 1.4%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,481,857
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	483,521
1,745,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	1,953,039
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,368,408
2,000,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,393,180
1,520,000	State of Minnesota Public Improvements COP, 4.50%, 06/01/16	1,632,161
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,191,350
2,675,000	Warroad Independent School District No 690 Cash Flow Management GO Notes (School District Credit Program), 1.00%, 09/14/15	2,695,919
		18,199,435
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,064,957
Missouri — 1.3%
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,113,197

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Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
Missouri (continued)
$300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	$324,695
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	564,365
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,590,701
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,368,840
300,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 4.00%, 03/01/17	325,913
1,250,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,525,263
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,179,242
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Direct Deposit), 5.00%, 04/01/22	5,768,500
		16,760,716
Nevada — 0.6%
1,750,000	Clark County School District School Improvements GO, Series C (AGM), 5.00%, 12/15/15(d)	1,863,873
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,081,559
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,226,501
		8,171,933
Principal
Amount		Value
New Hampshire — 0.2%
$2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	$2,611,710
New Jersey — 4.9%
500,000	Bergen County Improvement Authority Public Improvements Revenue Bonds, Series B (County GTY), 4.00%, 02/15/16	528,255
240,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/16	260,222
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	221,391
3,495,000	County of Sussex Public Improvements Refunding GO, 2.00%, 02/15/16	3,585,486
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	271,476
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	7,964,600
735,000	Middlesex County Improvement Authority Regional Educational Services Refunding Revenue Bonds, (County GTY), 3.00%, 07/15/16	771,390
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	239,343
3,050,000	New Jersey Building Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/16	3,286,741
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(d)	1,251,309

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Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
New Jersey (continued)
$410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	$458,663
1,355,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series DD-1, 5.00%, 12/15/16	1,494,226
750,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series K, (AMBAC), 5.25%, 12/15/16	801,345
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1 (AMBAC), 5.00%, 09/01/17	5,259,150
1,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1(NATL-RE), 5.25%, 09/01/16	1,054,510
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	5,879,700
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	513,865
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	13,010,853
505,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Revenue Bonds, 4.00%, 09/01/16	535,886
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(d)	27,371
Principal
Amount		Value
New Jersey (continued)
$1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	$1,270,258
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(d)	16,422
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	5,814,697
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(d)	46,438
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,519,921
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,040,098
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,468,129
825,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/16	914,480
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(c)	3,168,880
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	347,958
770,000	Township of Montgomery Refunding GO, 3.00%, 08/01/15	791,445
		64,814,508
New Mexico — 0.9%
4,805,000	City of Albuquerque General Purpose Public Improvements GO, Series A, 5.00%, 07/01/16	5,231,828

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Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
New Mexico (continued)
$1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	$1,064,650
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	272,155
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/15	830,584
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/16	857,496
1,000,000	State of New Mexico Public Improvements GO, 5.00%, 03/01/15	1,028,020
3,000,000	State of New Mexico Severance Tax Permanent Fund Public Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	3,266,490
		12,551,223
New York — 26.4%
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(c)	5,638,000
545,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/21	551,044
3,500,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	4,191,705
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,638,000
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,200,995
800,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	958,104
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,784,637
1,870,000	City of New York Refunding GO, Series E, 5.00%, 08/01/16	2,041,012
Principal
Amount		Value
New York (continued)
$4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	$4,510,400
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	11,276,000
9,730,000	City of New York Refunding GO, Series G, 5.00%, 08/01/19	11,412,220
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	11,933,300
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	22,156,155
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,667,272
5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/17	5,638,000
2,047,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/15	2,082,945
2,175,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/16	2,254,627
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,281,760
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,855,150
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,285,591
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,252,792
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,267,781

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
New York (continued)
$2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	$2,910,550
1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	1,385,300
9,375,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	10,910,438
1,005,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(d)	1,143,147
995,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	1,131,424
1,950,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	2,224,716
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	19,182,804
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,520,435
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,235,535
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,922,004
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,088,134
Principal
Amount		Value
New York (continued)
$1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	$1,849,598
4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	5,221,230
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	599,537
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,063,855
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	2,546,544
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	3,826,779
6,250,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Series E, (AGM, GO of Corp.) OID, 5.25%, 04/01/16	6,608,500
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	782,789
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,623,311
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	11,846,600
750,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	800,310

144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
New York (continued)
$900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	$975,834
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 5.00%, 12/15/17	2,284,460
10,005,000	New York State Dormitory Authority General Purpose Revenue Bonds, Series A, 5.00%, 02/15/19	11,661,128
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(d)	17,408
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,964,948
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	563,860
2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	2,856,259
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,407,362
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	17,982,150
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,248,932
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,465,240
Principal
Amount		Value
New York (continued)
$2,850,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series G, 5.00%, 03/15/17	$3,181,484
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 4.00%, 06/15/16	2,137,220
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/19	2,356,760
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,108,940
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 4.00%, 03/15/16	212,051
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/16	215,263
1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	1,585,160
1,500,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/18	1,718,595
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,440,760
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,690,746
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,774,350
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,180,383

145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
New York (continued)
$410,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/16	$441,291
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	446,523
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,449,680
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,792,100
160,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 10/01/15(d)	168,898
765,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	806,532
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	1,084,260
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,652,681
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	509,869
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	5,901,000
3,555,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/18	4,140,260
1,345,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/15	1,398,585
5,980,000	Town of Oyster Bay Public Improvements Refunding Notes GO, Series A, (AGM), 3.00%, 03/01/15	6,073,946
Principal
Amount		Value
New York (continued)
$5,000,000	Triborough Bridge & Tunnel Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 05/15/15	$5,192,200
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,524,272
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,108,240
		347,020,660
North Carolina — 2.2%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	798,524
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,076,679
475,000	Buncombe County Refunding Revenue Bonds, Series A, 5.00%, 06/01/16	515,355
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,537,830
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,105,590
4,000,000	County of Mecklenburg Refunding GO, 5.00%, 02/01/19	4,669,960
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,671,637
245,000	County of Wake Refunding GO, Series D, 4.00%, 02/01/16	258,683
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	3,172,706
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	672,158
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	750,209
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	804,472

146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal
Amount		Value
North Carolina (continued)
$1,285,000	Dare County School Improvements COP, (NATL-RE, FGIC), 5.00%, 06/01/17	$1,336,079
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,674,926
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	390,897
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,389,300
2,320,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/16	2,487,086
1,595,000	Town of Cary Public Improvements GO, 5.00%, 03/01/17	1,776,033
		29,088,124
Ohio — 2.0%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,733,396
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	411,091
400,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 4.00%, 06/01/16	425,211
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	373,050
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,128,930
5,000,000	State of Ohio Highway Improvements GO, Series Q, 5.00%, 05/01/16	5,403,600
8,000,000	State of Ohio Highway Improvements GO, Series R, 4.00%, 05/01/16	8,507,200
Principal
Amount		Value
Ohio (continued)
$500,000	State of Ohio Refunding GO, Series B, 4.00%, 08/01/16	$536,345
3,875,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/24	4,192,750
590,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A (AMBAC), 5.00%, 06/01/15	613,405
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,939,572
		26,264,550
Oklahoma — 1.0%
4,400,000	Oklahoma Capital Improvement Authority Refunding Revenue Bonds, Series B, 2.00%, 07/01/16	4,538,600
5,275,000	Tulsa County Independent School District No 3 Broken Arrow Combined Purpose School Improvements GO, 2.00%, 04/01/16	5,422,964
2,680,000	University of Oklahoma Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	2,763,375
		12,724,939
Oregon — 0.6%
575,000	City of Portland Water System Refunding Revenue Bonds, 5.00%, 10/01/16	630,143
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,457,404
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	914,088
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,971,321

147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Oregon (continued)
$2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	$2,500,608
		7,473,564
Pennsylvania — 1.2%
7,000,000	Pennsylvania Economic Development Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/18	7,985,740
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	7,896,210
		15,881,950
Puerto Rico — 0.0%
90,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(d)	94,330
Rhode Island — 0.1%
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	768,944
South Carolina — 0.9%
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,492,489
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	952,019
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,369,245
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,908,356
Principal Amount		Value
South Carolina (continued)
$330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	$386,750
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	796,940
		11,905,799
Tennessee — 0.1%
1,075,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/22	1,268,403
Texas — 11.0%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,324,326
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,579,417
95,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/15(d)	97,456
800,000	Austin Independent School District Refunding GO (PSF-GTD), 5.00%, 08/01/16	873,496
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	442,371
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,165,463
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,177,330
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,028,488
330,000	City of Richardson Public Improvements GO, (NATL-RE), 5.25%, 02/15/20	338,643
800,000	City of San Antonio Water System Refunding Revenue Bonds, Series A, 3.00%, 05/15/16	838,264

148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,505,000	City of Southlake Refunding GO, 5.00%, 02/15/16	$1,614,173
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	278,665
1,710,000	County of Bexar Limited Tax Refunding GO, 2.00%, 06/15/15	1,737,805
1,025,000	County of Bexar Limited Tax Refunding GO, 2.00%, 06/15/15	1,041,667
875,000	County of Bexar Limited Tax Refunding GO, 3.00%, 06/15/16	918,811
1,200,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	1,282,332
580,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	619,794
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,195,570
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,191,437
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,254,040
3,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-3 (PSF-GTD), 2.00%, 02/15/44	3,049,800
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	271,220
7,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(b)	7,845,471
8,360,000	Eagle Mountain & Saginaw Independent School District GO (PSF-GTD), 2.50%, 08/01/50(b)	8,360,000
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	564,699
Principal Amount		Value
Texas (continued)
$250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	$299,253
3,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	3,192,210
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	717,297
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,024,600
330,000	Grapevine-Colleyville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/15(d)	346,394
1,025,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/15	1,045,869
720,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/16	760,687
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,190,030
10,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/14(d)	10,005
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	535,040
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,405,311
265,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	271,911
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	4,852,080
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	574,476

149

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Texas (continued)
$6,000,000	Mesquite Independent School District Refunding GO, Series B (PSF-GTD), 5.00%, 08/15/16	$6,559,380
1,135,000	Mesquite Independent School District School Improvements GO, Series A (PSF-GTD), 2.50%, 08/15/15	1,162,149
5,625,000	Midlothian Independent School District GO, Series B (PSF-GTD), 2.25%, 08/01/51(b)	5,625,000
6,000,000	North East Independent School District GO, Series A (PSF-GTD), 1.00%, 08/01/43(b)	6,000,000
13,000,000	Northside Independent School District Refunding GO (PSF-GTD), 1.50%, 08/01/34(b)(c)	13,142,220
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(b)	6,500,000
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,229,445
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	593,360
1,500,000	Richardson Independent School District School Improvements GO, Series A, (PSF-GTD), 3.00%, 02/15/16	1,561,920
275,000	Rockwall Independent School District Improvements GO, (PSF-GTD), 4.75%, 02/15/15(d)	281,746
1,255,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/15	1,273,925
1,100,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/16	1,145,408
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	161,214
2,600,000	Spring Branch Independent School District School House Improvements GO, (PSF-GTD), 3.00%, 06/15/41(b)	2,663,284
Principal Amount		Value
Texas (continued)
$10,000,000	Texas Public Finance Authority Unemployment Compensation Refunding Revenue Bonds, 5.00%, 07/01/16	$10,890,400
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,549,739
1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	1,196,859
1,775,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, Series A, 5.00%, 04/01/16	1,915,136
3,150,000	Tomball Independent School District School Improvements GO, Series B-3, (PSF-GTD), 2.00%, 02/15/43(b)	3,240,689
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,240,024
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,598,570
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,351,888
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,690,677
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	163,093
		144,052,027
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,317,031
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	132,436
		2,449,467

150

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Virginia — 2.5%
$155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	$186,090
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,552,760
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	657,144
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,540,877
1,225,000	Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, 5.63%, 06/01/15(d)	1,280,505
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/21	2,361,500
5,130,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/22	5,999,432
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,929,850
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,955,757
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,450,400
8,010,000	Virginia Public School Authority School Improvements Revenue Bonds, Series II, 5.00%, 04/15/17	8,961,989
		32,876,304
Principal Amount		Value
Washington — 2.7%
$100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	$111,517
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,871,077
705,000	Energy Northwest Columbia Generating Station Refunding Revenue Bonds, Series S, 5.00%, 07/01/15	736,126
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	875,200
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	760,566
320,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	369,279
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,729,095
1,000,000	Pierce County School District No 403 Bethel Refunding GO, (School Board GTY), 3.00%, 06/01/16	1,047,530
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,500,967
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,152,000
800,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	949,632
605,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/15(d)	631,771
745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	777,825
4,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	4,782,920

151

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Principal Amount		Value
Washington (continued)
$9,375,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/16	$10,247,719
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,798,340
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,132,839
		35,474,403
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	140,651
Wisconsin — 1.1%
1,390,000	City of La Crosse Promissory Notes Public Improvements GO, Series A, 3.00%, 12/01/15	1,441,736
1,925,000	State of Wisconsin Public Improvements GO, Series A, 5.00%, 05/01/16	2,080,386
10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	10,807,200
		14,329,322
Total Municipal Bonds (Cost $1,306,912,532)		1,333,167,128

Shares
INVESTMENT COMPANY — 0.0%
844,700	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	844,700
Total Investment Company (Cost $844,700)		844,700

TOTAL INVESTMENTS — 101.6% (Cost $1,307,757,232)(a)		1,334,011,828

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(21,459,861)
NET ASSETS — 100.0%		$1,312,551,967

(a)	Cost for federal income tax purposes is $1,307,836,116 net unrealized appreciation of investments is as follows:
Unrealized appreciation	$28,302,759
Unrealized depreciation	(2,127,047)
Net unrealized appreciation	$26,175,712

(b)	Variable rate security. Rate shown is the rate as of July 31, 2014.
(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(e)	Rate shown represents current yield at July 31, 2014.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

152

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	July 31, 2014
(Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	0.4%
Arizona	1.1%
Arkansas	0.1%
California	2.4%
Colorado	0.6%
Connecticut	2.0%
District Of Columbia	0.5%
Florida	3.0%
Georgia	4.9%
Hawaii	0.7%
Idaho	0.1%
Illinois	1.5%
Indiana	2.3%
Iowa	0.2%
Kansas	0.2%
Kentucky	1.4%
Louisiana	0.2%
Maine	0.5%
Maryland	4.1%
Massachusetts	12.1%
Michigan	1.8%
Minnesota	1.4%
Mississippi	0.2%
Missouri	1.3%
Nevada	0.6%
New Hampshire	0.2%
New Jersey	4.9%
New Mexico	0.9%
New York	26.4%
North Carolina	2.2%
Ohio	2.0%
Oklahoma	1.0%
Oregon	0.6%
Pennsylvania	1.2%
Puerto Rico	0.0%
Rhode Island	0.1%
South Carolina	0.9%
Tennessee	0.1%
Texas	11.0%
Utah	0.2%
Virginia	2.5%
Washington	2.7%
West Virginia	0.0%
Wisconsin	1.1%
Other*	1.6%
100.0%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

153

Old Westbury Funds, Inc.
Notes To Financial Statements
July 31, 2014 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2014, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (formerly known as the Old Westbury Global Small & Mid Cap Fund) (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (formerly known as the Old Westbury Global Opportunities Fund) (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”) (“Adviser”), a commodity pool operator registered with the CFTC effective, January 1, 2013. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of July 31, 2014, the Subsidiary represented $298,667,360, or 23.42% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions

154

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market, including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a broker-dealer or an approved pricing service. Sallie Mae bonds will be valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser where appropriate.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1,2,3,4,5,6,9, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and assets for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments or other assets. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other assets, including real assets and derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on

155

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or asset, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or asset is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or asset’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by BIM. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities.

In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 13 days during the period ended July 31, 2014. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of July 31, 2014, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended July 31, 2014.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is inappropriate. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

156

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market-related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Real Return Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of July 31, 2014, the Real Return Fund held $25,931,209 or 2.03% of net assets, in collectibles.

F. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or

157

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not

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been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). To the extent that the Board of Governors of the Federal Reserve System further reduces quantitative easing and/or raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•    Level 1 - quoted prices in active markets for identical securities.

•    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•    Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of July 31, 2014 is as follows:

			Level 2	Level 3
			Significant	Significant
	Level 1		Observable	Unobservable
	Quoted Prices		Inputs	Inputs(d)	Total
Investments in Securities Assets:
Large Cap Core Fund
Equity Securities	$957,462,454(a	)	$—	$—	$957,462,454
Investment Company	46,042,500		—	—	46,042,500
Total	$1,003,504,954		$—	$—	$1,003,504,954
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	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Large Cap Strategies Fund
Equity Securities:(b)	$11,140,427,996	(a)	$97,112,009(e	)	$—	$11,237,540,005
Exchange Traded Funds	823,687,070	(a)	—		—	823,687,070
U.S. Government Agencies	—		134,994,935		—	134,994,935
Investment Company	112,446,804		—		—	112,446,804
Total	$12,076,561,870		$232,106,944		$—	$12,308,668,814

Small & Mid Cap Fund
Equity Securities:(b)
Australia	$131,323,557		$1,415		$446,028	$131,771,000
Austria	14,384,998		—		—	14,384,998
Bahamas	101,575		—		—	101,575
Belgium	19,987,596		—		—	19,987,596
Bermuda	40,722,495		—		—	40,722,495
Brazil	62,384,069		33,940		—	62,418,009
Cambodia	183,844		—		—	183,844
Canada	167,510,238		—		—	167,510,238
Cayman Islands	152,845		—		—	152,845
Chile	5,180,943		—		—	5,180,943
China	84,772,780		—		151,888	84,924,668
Columbia	2,876,166		—		—	2,876,166
Cyprus	605,168		—		—	605,168
Denmark	45,402,670		—		—	45,402,670
Faeroe Islands	166,440		—		—	166,440
Finland	31,549,709		—		—	31,549,709
France	142,114,772		—		—	142,114,772
Gabon	30,130		—		—	30,130
Georgia	270,300		—		—	270,300
Germany	182,074,238		—		—	182,074,238
Gibraltar	272,429		—		—	272,429
Greece	2,463,939		—		—	2,463,939
Guernsey	4,891,979		—		—	4,891,979
Hong Kong	89,930,772		23,579		4,028,736	93,983,087
Hungary	39,218		—		—	39,218
India	89,930,952		—		3,145	89,934,097
Indonesia	31,485,054		—		97,633	31,582,687
Ireland	36,688,470		797,434		—	37,485,904
Isle of Man	28,484		—		—	28,484
Israel	138,506,006		—		—	138,506,006
Italy	41,080,254		—		—	41,080,254
Japan	324,570,341		41,841		—	324,612,182
Jersey Channel Islands	2,060,412		—		—	2,060,412
Liechtenstein	68,761		—		—	68,761
Luxembourg	2,285,455		—		—	2,285,455
Malaysia	48,340,935		—		—	48,340,935
Malta	518,552		—		—	518,552
Mexico	34,975,049		382,877		—	35,357,926
Mongolia	19,835		—		—	19,835
Netherlands	64,886,093		—		—	64,886,093
New Zealand	27,840,972		—		—	27,840,972
Norway	13,860,746		—		—	13,860,746
Peru	4,717,901		—		—	4,717,901
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July 31, 2014 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Philippines	$14,980,896	$—	$—	$14,980,896
Poland	9,249,332	—	—	9,249,332
Portugal	5,275,720	—	—	5,275,720
Qatar	3,140,042	—	—	3,140,042
Singapore	110,145,612	—	—	110,145,612
South Africa	37,531,460	—	—	37,531,460
South Korea	94,831,531	—	378,338	95,209,869
Spain	39,226,973	23,331	—	39,250,304
Sweden	53,917,707	—	—	53,917,707
Switzerland	103,181,282	—	—	103,181,282
Taiwan	84,715,471	—	—	84,715,471
Thailand	516,585	22,932,660	22,459	23,471,704
Turkey	10,253,193	—	—	10,253,193
United Arab Emirates	5,359,196	—	—	5,359,196
United Kingdom	473,331,951	—	—	473,331,951
United States	3,059,944,768	50,704	—	3,059,995,472
Total Equities	$5,996,858,861	$24,287,781	$5,128,227	$6,026,274,869
Exchange Traded Funds	199,077,546	—	—	199,077,546
Investment Company	18,365,700	—	—	18,365,700
Rights/Warrants
Australia	64	—	—	64
Brazil	271	—	—	271
France	156	—	—	156
Malaysia	132,018	—	—	132,018
South Korea	1,722	9,519	—	11,241
Taiwan	—	3,872	—	3,872
Thailand	8,062	—	—	8,062
Total Rights/Warrants	$142,293	$13,391	$—	$155,684
U.S. Government Agencies	—	28,937,226	—	28,937,226
Cash Sweep	42,836,664	—	—	42,836,664
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	132,588	—	132,588
Total	$6,257,281,064	$53,370,986	$5,128,227	$6,315,780,277

Strategic Opportunities Fund
Equity Securities:(b)
Australia	$10,677,432	$—	$—	$10,677,432
Austria	4,502,157	—	—	4,502,157
Bermuda	22,060,498	—	—	22,060,498
Brazil	2,739,829	—	—	2,739,829
Canada	18,091,509	—	—	18,091,509
China	6,598,295	—	—	6,598,295
Finland	9,577,608	—	—	9,577,608
France	5,662,581	—	—	5,662,581
Germany	6,726,712	—	—	6,726,712
Greece	10,387,966	—	—	10,387,966
Guernsey	6,514,678	—	—	6,514,678
Hong Kong	35,210,492	—	360,643	35,571,135
India	1,052,633	—	—	1,052,633
161

Old Westbury Funds, Inc.
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July 31, 2014 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
Indonesia	$406,044		$—		$—		$406,044
Ireland	6,791,776		—		—		6,791,776
Italy	14,820,158		—		—		14,820,158
Japan	86,582,572		—		—		86,582,572
Malaysia	10,479,878		—		—		10,479,878
Netherlands	5,819,612		—		—		5,819,612
New Zealand	8,091,822		—		—		8,091,822
Philippines	549,086		—		—		549,086
Poland	926,883		—		—		926,883
Puerto Rico	700,109		—		—		700,109
Singapore	12,714,918		—		—		12,714,918
South Korea	10,165,501		—		—		10,165,501
Sweden	14,282,298		—		—		14,282,298
Switzerland	20,934,576		—		—		20,934,576
Taiwan	7,840,473		—		—		7,840,473
Thailand	349,907		—		—		349,907
Turkey	1,570,568		—		—		1,570,568
United Kingdom	6,897,383		—		—		6,897,383
United States	648,316,197		—		258,750		648,574,947
Total Equities	$998,042,151		$—		$619,393		$998,661,544
Closed-End Funds	294,623,686(a	)	—		—		294,623,686
Exchange Traded Funds	125,114,378(a	)	—		—		125,114,378
Preferred Stock	6,921,555(a	)	—		—		6,921,555
Corporate Bonds	—		573,429,220(a	)	5,855,398(c	)	579,284,618
Government Bonds	—		281,351,348(a	)	—		281,351,348
Asset-Backed Securities	—		220,504,146(a	)	—		220,504,146
Non-Agency Mortgage-Backed Securities	—		744,249,614(a	)	—		744,249,614
U.S. Government Agencies	—		2,285,379,775		—		2,285,379,775
U.S. Government Securities	—		172,397,898		—		172,397,898
Cash Sweep	77,210,708		—		—		77,210,708

Other financial instruments - Assets*:
Equity contracts	—		145,048,098		—		145,048,098
Foreign exchange currency contracts	—		22,030,775		—		22,030,775
Other financial instruments - Liabilities*:
Equity contracts	(27,061,113)		(23,691,316)		—		(50,752,429)
Interest rate contracts	—		(2,154,860)		—		(2,154,860)
Foreign exchange currency contracts	—		(11,902,115)		—		(11,902,115)
Total	$1,474,851,365		$4,406,642,583		$6,474,791		$5,887,968,739
Real Return Fund
Equity Securities	$363,392,571(a	)	$—		$—		$363,392,571
Exchange Traded Funds	29,317,200(a	)	—		—		29,317,200
Collectible Coins	—		25,931,209		—		25,931,209
Commodities	38,457,622(a	)	—		—		38,457,622
Asset-Backed Securities	—		34,300,000(a	)	—		34,300,000
U.S. Government Agencies	—		739,904,984		—		739,904,984
U.S. Government Securities	—		90,599,026		—		90,599,026
Cash Sweep	9,454,637		—		—		9,454,637
Other financial instruments - Assets*: Commodity contracts	17,409,641		18,414,147		—		35,823,788
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Other financial instruments - Liabilities*:
Commodity contracts	$(36,213,253)	$(13,457,742)		$—	$(49,670,995)
Total	$421,818,418	$895,691,624		$—	$1,317,510,042
Fixed Income Fund
Corporate Bonds	$—	$272,075,763(a	)	$—	$272,075,763
Asset-Backed Securities	—	29,948,873(a	)	—	29,948,873
Municipal Bonds	—	30,729,599(a	)	—	30,729,599
Collateralized Mortgage Obligations	—	2,853,528(a	)		2,853,528
U.S. Government Agencies	—	48,334,645		—	48,334,645
U.S. Government Securities	—	151,842,869		—	151,842,869
Government Bonds	—	3,994,446(a	)	—	3,994,446
Investment Company	3,373,900	—		—	3,373,900
Total	$3,373,900	$539,779,723		$—	$543,153,623
Municipal Bond Fund
Municipal Bonds	$—	$1,333,167,128(a	)	$—	$1,333,167,128
Investment Company	844,700	—		—	844,700
Total	$844,700	$1,333,167,128		$—	$1,334,011,828

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At July 31, 2014, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A). Certain investments for the Small & Mid Cap Fund were transferred into Level 2 in the amount of $18,177,251 and out of Level 2 in the amount of $71,275.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
(d)	The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the year ended July 31, 2014. There were transfers into Level 3 of $4,470,692 and out of Level 3 in the amount of $1,703,956 for the Small & Mid Cap Fund. In addition, there were no significant purchases and sales during the period. As of July 31, 2014, the percentage of NAV was 0.08% and 0.12% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.
(e)	Represents securities as disclosed in the Thailand and United Kingdom sections of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event.

In June 2013, FASB issued Accounting Standards update No. 2013-8 “Investment Companies: Amendments to the scope measurement, and disclosure requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

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July 31, 2014 (Unaudited)

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of July 31, 2014
	Derivative Assets		Derivative Liabilities
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Small & Mid Cap Fund	Location	Value	Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$132,588	Unrealized depreciation on forward foreign currency exchange contracts	—
Total		$132,588		—
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Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk			Unrealized depreciation on swap contracts	$(2,154,860)
Equity Risk	Unrealized appreciation on swap contracts	$10,940,762	Unrealized depreciation on swap contracts	(9,247,360)
	Structured option contracts, at value	132,777,163	Structured option contracts, at value	(14,443,956)
	Investments, at value (purchased options)	1,330,173	Written option contracts, at value	(27,061,113)
Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	134,294	Unrealized depreciation on swap contracts	(3,058,321)
	Structured option contracts, at value	7,573,850
	Unrealized appreciation on forward foreign currency exchange contracts	14,322,631	Unrealized depreciation on forward foreign currency exchange contracts	(8,843,794)
Total		$167,078,873		$(64,809,404)

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Risk	Unrealized appreciation on swap contracts	$18,414,147	Unrealized depreciation on swap contracts	$(13,457,742)
			Variation Margin	(101,823)
	Investments, at value (purchased options)	4,642,005	Written option contracts, at value	(11,968,142)
Total		$23,056,152		$(25,527,707)

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

165

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Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

As of July 31, 2014, the Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	12,031,827	Australian Dollar	12,906,500	Citigroup, Inc.	10/31/14	$115,565
U.S. Dollar	10,333,458	New Zealand Dollar	12,255,500	Citigroup, Inc.	10/31/14	17,023
						$132,588

As of July 31, 2014, the Strategic Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	10,137,306	Canadian Dollar	11,111,400	Bank of New York Mellon Corp.	09/08/14	$(43,672)
Euro	11,000,777	U.S. Dollar	15,000,001	Bank of New York Mellon Corp.	09/09/14	(267,475)
U.S. Dollar	15,000,000	Canadian Dollar	16,186,335	Bank of New York Mellon Corp.	10/14/14	181,990
U.S. Dollar	23,670,127	Canadian Dollar	26,013,470	Barclays Plc	08/01/14	(187,188)
Euro	97,592	U.S. Dollar	132,164	Barclays Plc	08/04/14	(1,482)
U.S. Dollar	129,588	Euro	97,592	Barclays Plc	08/04/14	(1,094)
Euro	1,787,000	U.S. Dollar	2,420,045	Barclays Plc	08/05/14	(27,128)
U.S. Dollar	2,369,991	Euro	1,787,000	Barclays Plc	08/05/14	(22,926)
U.S. Dollar	15,088,574	Swedish Krona	98,313,000	Barclays Plc	08/05/14	836,914
Japanese Yen	5,112,915,000	U.S. Dollar	50,001,858	Barclays Plc	08/07/14	(294,707)
U.S. Dollar	487,858	Japanese Yen	47,210,000	Barclays Plc	08/11/14	28,877
Malaysian Ringgit	171,210,010	U.S. Dollar	52,850,752	Barclays Plc	08/12/14	437,342
Malaysian Ringgit	32,380,000	U.S. Dollar	10,000,000	Barclays Plc	08/12/14	78,082
Singapore Dollar	4,400,417	U.S. Dollar	3,464,350	Barclays Plc	08/12/14	63,039
U.S. Dollar	61,614,196	Euro	44,443,460	Barclays Plc	08/12/14	2,099,942
U.S. Dollar	20,187,980	Japanese Yen	2,052,950,000	Barclays Plc	08/12/14	228,856
U.S. Dollar	16,628,440	United Kingdom Pound	9,814,313	Barclays Plc	08/12/14	60,562
Japanese Yen	2,558,332,500	U.S. Dollar	24,983,350	Barclays Plc	08/18/14	(109,932)
Polish Zloty	31,055,100	U.S. Dollar	10,123,552	Barclays Plc	08/18/14	(182,667)
Singapore Dollar	1,151,000	U.S. Dollar	906,299	Barclays Plc	08/18/14	16,346
Euro	1,922,793	U.S. Dollar	1,451,000	Barclays Plc	08/19/14	(20,288)
Euro	1,451,000	U.S. Dollar	1,965,104	Barclays Plc	08/19/14	(22,024)
Euro	7,730,000	U.S. Dollar	10,468,894	Barclays Plc	08/22/14	(117,301)
Euro	16,470,000	U.S. Dollar	22,301,532	Barclays Plc	08/22/14	(245,810)
U.S. Dollar	32,541,740	Euro	24,200,000	Barclays Plc	08/22/14	134,425
U.S. Dollar	757,189	Japanese Yen	73,417,000	Barclays Plc	08/22/14	43,374
Euro	587,709	U.S. Dollar	795,952	Barclays Plc	08/25/14	(8,916)
Malaysian Ringgit	32,280,000	U.S. Dollar	10,000,000	Barclays Plc	08/25/14	38,988
U.S. Dollar	787,877	Euro	587,709	Barclays Plc	08/25/14	841
U.S. Dollar	15,444,779	Indonesian Rupiah	179,700,000,000	Barclays Plc	08/26/14	359,646
U.S. Dollar	10,404,844	Indonesian Rupiah	120,280,000,000	Barclays Plc	08/26/14	307,795
U.S. Dollar	2,093,825	Japanese Yen	205,823,000	Barclays Plc	08/26/14	92,614
U.S. Dollar	10,188,948	Canadian Dollar	11,082,030	Barclays Plc	08/28/14	32,300
Singapore Dollar	12,245,500	U.S. Dollar	9,749,439	Barclays Plc	08/29/14	66,593
166

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	5,027,284	Japanese Yen	512,332,500	Barclays Plc	08/29/14	$45,802
Euro	29,344,445	U.S. Dollar	40,000,002	Barclays Plc	09/05/14	(701,686)
Indonesian Rupiah	58,875,000,000	U.S. Dollar	5,000,000	Barclays Plc	09/08/14	(68,889)
Indonesian Rupiah	58,725,000,000	U.S. Dollar	5,000,000	Barclays Plc	09/08/14	(81,452)
Malaysian Ringgit	32,400,000	U.S. Dollar	10,000,000	Barclays Plc	09/09/14	66,889
Euro	148,781	U.S. Dollar	201,516	Barclays Plc	09/19/14	(2,258)
U.S. Dollar	198,771	Euro	148,781	Barclays Plc	09/19/14	(487)
Euro	360,422	U.S. Dollar	488,181	Barclays Plc	09/24/14	(5,470)
U.S. Dollar	487,925	Euro	360,422	Barclays Plc	09/24/14	5,214
U.S. Dollar	15,790,747	Japanese Yen	1,605,540,000	Barclays Plc	10/20/14	174,074
Euro	133,614	U.S. Dollar	180,998	Barclays Plc	10/27/14	(2,026)
U.S. Dollar	183,962	Euro	133,614	Barclays Plc	10/27/14	4,991
Euro	325,538	U.S. Dollar	441,000	Barclays Plc	11/05/14	(4,936)
U.S. Dollar	440,258	Euro	325,538	Barclays Plc	11/05/14	4,194
U.S. Dollar	246,203	Japanese Yen	25,530,000	Barclays Plc	12/26/14	(2,289)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	173,232	Barclays Plc	02/10/15	(275)
U.S. Dollar	1,338,931	Japanese Yen	137,140,000	Barclays Plc	02/25/15	3,108
U.S. Dollar	4,377,854	Japanese Yen	447,710,000	Barclays Plc	02/26/15	16,839
U.S. Dollar	2,327,918	Japanese Yen	238,049,400	Barclays Plc	03/09/15	8,788
Indonesian Rupiah	61,200,000,000	U.S. Dollar	5,000,000	Barclays Plc	03/12/15	(30,442)
Indonesian Rupiah	60,800,000,000	U.S. Dollar	5,000,000	Barclays Plc	03/23/15	(72,922)
U.S. Dollar	5,030,340	Indonesian Rupiah	61,345,000,000	Barclays Plc	03/23/15	59,097
U.S. Dollar	1,432,893	Japanese Yen	146,370,000	Barclays Plc	03/25/15	6,602
Indonesian Rupiah	61,200,000,000	U.S. Dollar	5,000,000	Barclays Plc	04/13/15	(59,611)
U.S. Dollar	4,967,186	Indonesian Rupiah	60,550,000,000	Barclays Plc	04/13/15	79,269
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	460,496	Barclays Plc	06/04/15	(15,149)
U.S. Dollar	3,852,508	Japanese Yen	393,370,000	Barclays Plc	06/10/15	15,183
U.S. Dollar	1,828,245	Japanese Yen	185,480,000	Barclays Plc	07/29/15	17,514
Hong Kong Dollar	307,196,000	U.S. Dollar	39,676,590	Barclays Plc	10/26/15	(39,008)
Hong Kong Dollar	307,680,000	U.S. Dollar	39,739,102	Barclays Plc	10/26/15	(39,070)
Hong Kong Dollar	307,740,000	U.S. Dollar	39,746,852	Barclays Plc	10/26/15	(39,077)
Canadian Dollar	26,013,470	U.S. Dollar	24,069,141	Citibank, N.A.	08/01/14	(211,826)
Swedish Krona	98,313,000	U.S. Dollar	14,270,958	Citibank, N.A.	08/05/14	(19,297)
U.S. Dollar	25,470,413	Singapore Dollar	31,972,500	Citibank, N.A.	08/05/14	(158,846)
Indian Rupee	5,996,000	U.S. Dollar	98,251	Citibank, N.A.	08/07/14	177
U.S. Dollar	352,976	Euro	265,136	Citibank, N.A.	08/08/14	(2,063)
Japanese Yen	47,220,000	U.S. Dollar	467,924	Citibank, N.A.	08/11/14	(8,846)
U.S. Dollar	102,216	Euro	76,711	Citibank, N.A.	08/11/14	(507)
167

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	487,961	Japanese Yen	47,220,000	Citibank, N.A.	08/11/14	$28,883
U.S. Dollar	10,944,425	United Kingdom Pound	6,454,695	Citibank, N.A.	08/11/14	47,942
United Kingdom Pound	6,454,695	U.S. Dollar	10,895,098	Citibank, N.A.	08/11/14	1,385
Japanese Yen	449,157,000	U.S. Dollar	4,450,959	Citibank, N.A.	08/13/14	(84,154)
U.S. Dollar	4,670,278	Japanese Yen	449,157,000	Citibank, N.A.	08/13/14	303,473
Hungary Forint	1,104,500,000	U.S. Dollar	4,971,418	Citibank, N.A.	08/15/14	(262,431)
U.S. Dollar	25,131,289	Japanese Yen	2,558,332,500	Citibank, N.A.	08/18/14	257,871
U.S. Dollar	10,147,228	Canadian Dollar	11,081,960	Citibank, N.A.	08/21/14	(11,129)
Japanese Yen	146,685,000	U.S. Dollar	1,453,716	Citibank, N.A.	08/25/14	(27,510)
U.S. Dollar	1,510,014	Japanese Yen	146,685,000	Citibank, N.A.	08/25/14	83,808
Indian Rupee	6,054,000	U.S. Dollar	101,215	Citibank, N.A.	09/03/14	(2,314)
U.S. Dollar	10,117,718	Canadian Dollar	11,071,950	Citibank, N.A.	09/04/14	(28,037)
U.S. Dollar	2,450,160	Canadian Dollar	2,668,288	Citibank, N.A.	09/12/14	5,525
U.S. Dollar	10,290,222	Canadian Dollar	11,075,500	Citibank, N.A.	09/25/14	146,056
U.S. Dollar	854,017	Euro	620,368	Citibank, N.A.	09/26/14	23,157
Swedish Krona	43,658,433	Euro	4,751,561	Citibank, N.A.	09/29/14	(36,553)
U.S. Dollar	28,544,632	Euro	20,855,804	Citibank, N.A.	10/03/14	611,679
Singapore Dollar	18,897,120	U.S. Dollar	15,211,129	Citibank, N.A.	10/14/14	(62,961)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,870,699	Citibank, N.A.	10/24/14	(181,700)
U.S. Dollar	24,017,518	Canadian Dollar	26,013,470	Citibank, N.A.	10/29/14	212,554
U.S. Dollar	14,265,342	Swedish Krona	98,313,000	Citibank, N.A.	11/03/14	18,911
Japanese Yen	32,085,087	U.S. Dollar	318,224	Citibank, N.A.	11/10/14	(6,081)
U.S. Dollar	326,366	Japanese Yen	32,085,087	Citibank, N.A.	11/10/14	14,224
Japanese Yen	47,197,000	U.S. Dollar	468,140	Citibank, N.A.	11/17/14	(8,946)
U.S. Dollar	476,641	Japanese Yen	47,197,000	Citibank, N.A.	11/17/14	17,447
U.S. Dollar	1,772,608	Japanese Yen	177,080,000	Citibank, N.A.	11/19/14	49,707
U.S. Dollar	187,143	Japanese Yen	19,410,000	Citibank, N.A.	12/26/14	(1,780)
U.S. Dollar	196,963	Japanese Yen	20,420,000	Citibank, N.A.	12/26/14	(1,792)
U.S. Dollar	1,366,902	Euro	999,800	Citibank, N.A.	01/29/15	27,150
U.S. Dollar	3,947,703	Euro	2,903,000	Citibank, N.A.	02/10/15	57,237
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	738,499	Citibank, N.A.	02/17/15	(13,757)
U.S. Dollar	1,494,747	Euro	1,080,000	Citibank, N.A.	03/10/15	47,044
U.S. Dollar	18,555,802	Euro	13,298,791	Citibank, N.A.	03/17/15	728,196
Polish Zloty	10,400,000	Euro	2,406,761	Citibank, N.A.	03/19/15	62,208
U.S. Dollar	2,778,158	Japanese Yen	284,100,000	Citibank, N.A.	06/10/15	6,762
U.S. Dollar	537,497	Euro	398,462	Citibank, N.A.	07/28/15	2,725
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	178,758	Deutsche Bank AG	08/12/14	(2,619)
Indian Rupee	6,884,000	U.S. Dollar	112,924	Deutsche Bank AG	08/12/14	(23)
Japanese Yen	47,210,000	U.S. Dollar	468,121	Deutsche Bank AG	08/12/14	(9,137)
U.S. Dollar	491,320	Japanese Yen	47,210,000	Deutsche Bank AG	08/12/14	32,337
Indian Rupee	18,877,000	U.S. Dollar	312,769	Deutsche Bank AG	08/19/14	(3,573)
Japanese Yen	163,635,000	U.S. Dollar	1,622,639	Deutsche Bank AG	08/19/14	(31,686)
Polish Zloty	11,489,000	Euro	2,659,491	Deutsche Bank AG	08/19/14	116,035
U.S. Dollar	1,667,074	Japanese Yen	163,635,000	Deutsche Bank AG	08/19/14	76,122
Chilean Unidad de Fomento	2,170,640,000	U.S. Dollar	4,072,495	Deutsche Bank AG	08/21/14	(287,505)
168

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indian Rupee	17,195,000	U.S. Dollar	289,986	Deutsche Bank AG	08/21/14	$(8,443)
Japanese Yen	72,553,000	U.S. Dollar	719,486	Deutsche Bank AG	08/25/14	(14,060)
U.S. Dollar	746,538	Japanese Yen	72,553,000	Deutsche Bank AG	08/25/14	41,111
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	359,297	Deutsche Bank AG	08/27/14	(6,458)
Indian Rupee	22,003,000	U.S. Dollar	371,136	Deutsche Bank AG	08/27/14	(11,266)
Japanese Yen	121,842,000	U.S. Dollar	1,208,330	Deutsche Bank AG	08/27/14	(23,657)
U.S. Dollar	1,234,468	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/14	49,795
Indian Rupee	19,576,733	U.S. Dollar	327,288	Deutsche Bank AG	08/28/14	(7,159)
U.S. Dollar	308,464	Euro	230,990	Deutsche Bank AG	08/29/14	(872)
Indian Rupee	38,542,000	U.S. Dollar	644,801	Deutsche Bank AG	09/03/14	(15,165)
U.S. Dollar	157,592	Euro	119,000	Deutsche Bank AG	09/03/14	(1,773)
U.S. Dollar	345,642	Euro	261,000	Deutsche Bank AG	09/03/14	(3,889)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	429,324	Deutsche Bank AG	09/05/14	(2,113)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	396,590	Deutsche Bank AG	09/05/14	(4,796)
U.S. Dollar	713,754	Euro	540,850	Deutsche Bank AG	09/05/14	(10,556)
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	428,098	Deutsche Bank AG	09/08/14	(3,580)
Swedish Krona	17,601,656	Euro	1,988,753	Deutsche Bank AG	09/15/14	(112,332)
Euro	571,000	U.S. Dollar	771,821	Deutsche Bank AG	09/23/14	(7,087)
U.S. Dollar	2,333,731	Euro	1,720,000	Deutsche Bank AG	09/23/14	30,154
Indian Rupee	22,003,000	U.S. Dollar	361,001	Deutsche Bank AG	09/26/14	(2,836)
U.S. Dollar	1,079,540	Euro	800,000	Deutsche Bank AG	09/26/14	8,098
Indian Rupee	19,576,733	U.S. Dollar	320,894	Deutsche Bank AG	09/30/14	(2,409)
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	438,342	Deutsche Bank AG	10/06/14	(11,481)
Indian Rupee	74,306,000	U.S. Dollar	1,218,541	Deutsche Bank AG	10/17/14	(12,010)
Indian Rupee	13,777,000	U.S. Dollar	225,631	Deutsche Bank AG	10/22/14	(2,055)
Malaysian Ringgit	1,980,000	U.S. Dollar	614,811	Deutsche Bank AG	10/24/14	(1,188)
U.S. Dollar	1,187,651	Euro	860,000	Deutsche Bank AG	10/24/14	35,724
Indian Rupee	19,576,733	U.S. Dollar	321,853	Deutsche Bank AG	10/30/14	(4,461)
U.S. Dollar	944,615	Euro	684,003	Deutsche Bank AG	10/31/14	28,401
U.S. Dollar	63,154	Euro	45,895	Deutsche Bank AG	11/03/14	1,677
Japanese Yen	425,263,000	U.S. Dollar	4,220,973	Deutsche Bank AG	11/14/14	(83,591)
U.S. Dollar	4,280,539	Japanese Yen	425,263,000	Deutsche Bank AG	11/14/14	143,158
U.S. Dollar	247,584	Euro	184,184	Deutsche Bank AG	11/17/14	853
Malaysian Ringgit	2,056,560	U.S. Dollar	631,098	Deutsche Bank AG	11/19/14	5,274
U.S. Dollar	68,367	Euro	50,759	Deutsche Bank AG	11/19/14	371
U.S. Dollar	1,431,172	Japanese Yen	143,060,000	Deutsche Bank AG	11/19/14	39,269
Chilean Unidad de Fomento	309,490,000	U.S. Dollar	543,824	Deutsche Bank AG	11/28/14	(9,266)
Singapore Dollar	350,000	U.S. Dollar	278,711	Deutsche Bank AG	11/28/14	1,867
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	119,979	Deutsche Bank AG	12/01/14	(1,862)
U.S. Dollar	907,622	Euro	670,000	Deutsche Bank AG	12/04/14	10,034
U.S. Dollar	4,025,258	Euro	2,900,000	Deutsche Bank AG	12/12/14	140,042
U.S. Dollar	119,042	Japanese Yen	12,210,000	Deutsche Bank AG	12/22/14	204
Singapore Dollar	1,969,400	U.S. Dollar	1,576,516	Deutsche Bank AG	12/23/14	2,312
Malaysian Ringgit	1,633,900	U.S. Dollar	486,961	Deutsche Bank AG	01/08/15	17,036
169

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,328,522	Euro	971,000	Deutsche Bank AG	01/16/15	$27,446
U.S. Dollar	2,137,266	Euro	1,580,000	Deutsche Bank AG	02/09/15	19,841
Chilean Unidad de Fomento	83,490,000	U.S. Dollar	145,301	Deutsche Bank AG	02/17/15	(1,983)
U.S. Dollar	4,137,383	Euro	3,010,100	Deutsche Bank AG	02/25/15	102,884
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	307,434	Deutsche Bank AG	02/26/15	(4,522)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	388,445	Deutsche Bank AG	03/03/15	(2,538)
U.S. Dollar	147,516	Euro	107,000	Deutsche Bank AG	03/05/15	4,092
U.S. Dollar	2,608,605	Euro	1,900,000	Deutsche Bank AG	03/09/15	61,742
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	403,338	Deutsche Bank AG	03/13/15	3,255
Hungary Forint	884,944,400	Euro	2,773,251	Deutsche Bank AG	03/19/15	22,803
U.S. Dollar	846,947	Euro	615,000	Deutsche Bank AG	03/26/15	22,451
U.S. Dollar	207,423	Euro	150,689	Deutsche Bank AG	03/31/15	5,395
U.S. Dollar	1,902,234	Euro	1,379,000	Deutsche Bank AG	04/07/15	53,302
U.S. Dollar	653,674	Euro	473,488	Deutsche Bank AG	04/07/15	18,832
U.S. Dollar	1,024,494	Euro	742,242	Deutsche Bank AG	04/13/15	29,264
Swedish Krona	28,478,956	Euro	3,111,604	Deutsche Bank AG	04/22/15	(46,554)
U.S. Dollar	458,024	Euro	330,000	Deutsche Bank AG	05/07/15	15,456
Singapore Dollar	350,000	U.S. Dollar	278,829	Deutsche Bank AG	05/29/15	1,866
U.S. Dollar	4,100,881	Euro	3,001,450	Deutsche Bank AG	06/10/15	74,439
U.S. Dollar	622,115	Euro	459,000	Deutsche Bank AG	06/15/15	6,341
U.S. Dollar	120,102	Japanese Yen	12,230,000	Deutsche Bank AG	06/22/15	778
U.S. Dollar	852,681	Euro	629,000	Deutsche Bank AG	07/22/15	8,579
U.S. Dollar	773,522	Euro	571,000	Deutsche Bank AG	07/23/15	7,248
U.S. Dollar	1,344,514	Euro	997,000	Deutsche Bank AG	07/27/15	6,484
U.S. Dollar	635,949	Euro	475,000	Goldman Sachs Group, Inc.	08/12/14	(124)
U.S. Dollar	156,647	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/08/15	(1,502)
U.S. Dollar	1,569,819	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/15	(10,237)
U.S. Dollar	355,404	Euro	255,000	Goldman Sachs Group, Inc.	02/09/15	13,667
U.S. Dollar	315,009	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/15	1,780
U.S. Dollar	2,705,573	Japanese Yen	274,640,000	Goldman Sachs Group, Inc.	02/18/15	30,684
U.S. Dollar	205,345	Japanese Yen	20,855,910	Goldman Sachs Group, Inc.	02/18/15	2,217
U.S. Dollar	2,174,317	Euro	1,580,000	Goldman Sachs Group, Inc.	02/23/15	56,646
U.S. Dollar	517,776	Euro	373,000	Goldman Sachs Group, Inc.	05/07/15	17,541
U.S. Dollar	303,160	Euro	220,000	Goldman Sachs Group, Inc.	05/13/15	8,100
U.S. Dollar	216,315	Euro	157,000	Goldman Sachs Group, Inc.	05/13/15	5,749
U.S. Dollar	659,245	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/13/15	6,698
U.S. Dollar	939,414	Euro	682,000	Goldman Sachs Group, Inc.	05/14/15	24,721
U.S. Dollar	1,015,879	Euro	740,000	Goldman Sachs Group, Inc.	05/21/15	23,338
U.S. Dollar	1,343,753	Euro	996,000	Goldman Sachs Group, Inc.	07/27/15	7,065
Euro	2,975,000	U.S. Dollar	3,983,525	HSBC Holdings Plc	08/04/14	191
U.S. Dollar	3,943,154	Euro	2,975,000	HSBC Holdings Plc	08/04/14	(40,563)
Singapore Dollar	1,468,000	U.S. Dollar	1,157,729	HSBC Holdings Plc	08/07/14	19,025
Indian Rupee	7,436,000	U.S. Dollar	121,979	HSBC Holdings Plc	08/12/14	(24)
Indian Rupee	18,770,000	U.S. Dollar	307,735	HSBC Holdings Plc	08/13/14	47
Singapore Dollar	864,000	U.S. Dollar	681,603	HSBC Holdings Plc	08/19/14	10,982
U.S. Dollar	3,170,021	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/14	180,391
U.S. Dollar	1,495,097	Japanese Yen	145,609,000	HSBC Holdings Plc	08/25/14	79,353
170

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Mexican Peso	102,610,000	U.S. Dollar	7,696,808	HSBC Holdings Plc	08/27/14	$48,833
U.S. Dollar	2,375,774	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/14	96,132
Indian Rupee	42,596,000	U.S. Dollar	711,986	HSBC Holdings Plc	08/28/14	(15,434)
Indian Rupee	21,454,750	U.S. Dollar	353,531	HSBC Holdings Plc	09/03/14	(3,039)
Indian Rupee	21,454,750	U.S. Dollar	358,784	HSBC Holdings Plc	09/03/14	(8,292)
Mexican Peso	50,041,430	U.S. Dollar	3,751,232	HSBC Holdings Plc	09/10/14	22,195
Singapore Dollar	2,488,300	U.S. Dollar	1,961,454	HSBC Holdings Plc	09/15/14	33,183
Singapore Dollar	2,091,000	U.S. Dollar	1,651,659	HSBC Holdings Plc	09/19/14	24,502
Indian Rupee	43,702,000	U.S. Dollar	722,198	HSBC Holdings Plc	10/07/14	(11,792)
U.S. Dollar	3,073,222	Euro	2,263,000	HSBC Holdings Plc	10/20/14	42,095
Malaysian Ringgit	2,647,000	U.S. Dollar	825,331	HSBC Holdings Plc	10/22/14	(4,910)
Malaysian Ringgit	1,321,026	U.S. Dollar	407,976	HSBC Holdings Plc	10/24/14	1,425
Indian Rupee	31,983,000	U.S. Dollar	525,995	HSBC Holdings Plc	10/30/14	(7,463)
U.S. Dollar	711,339	Japanese Yen	70,138,000	HSBC Holdings Plc	11/12/14	28,981
Malaysian Ringgit	1,244,000	U.S. Dollar	382,064	HSBC Holdings Plc	11/20/14	2,851
U.S. Dollar	374,382	Japanese Yen	37,330,000	HSBC Holdings Plc	11/20/14	11,176
Brazil Real	6,320,000	U.S. Dollar	2,564,935	HSBC Holdings Plc	11/21/14	135,382
U.S. Dollar	2,540,704	Brazil Real	6,320,000	HSBC Holdings Plc	11/21/14	(159,613)
U.S. Dollar	983,464	Euro	720,487	HSBC Holdings Plc	12/09/14	18,219
Singapore Dollar	1,574,000	U.S. Dollar	1,256,185	HSBC Holdings Plc	12/22/14	5,657
U.S. Dollar	119,055	Japanese Yen	12,230,000	HSBC Holdings Plc	12/22/14	21
U.S. Dollar	944,423	Japanese Yen	98,220,000	HSBC Holdings Plc	01/15/15	(11,785)
U.S. Dollar	1,951,399	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/15	6,988
U.S. Dollar	2,524,364	Euro	1,856,000	HSBC Holdings Plc	02/10/15	37,040
U.S. Dollar	4,055,729	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/15	30,003
Singapore Dollar	864,000	U.S. Dollar	683,544	HSBC Holdings Plc	02/18/15	9,184
U.S. Dollar	502,441	Japanese Yen	51,260,000	HSBC Holdings Plc	02/24/15	3,146
U.S. Dollar	532,092	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/15	3,127
U.S. Dollar	395,931	Euro	288,000	HSBC Holdings Plc	03/09/15	9,880
U.S. Dollar	2,589,123	Euro	1,864,543	HSBC Holdings Plc	04/16/15	88,999
U.S. Dollar	2,793,143	Japanese Yen	285,300,000	HSBC Holdings Plc	06/09/15	10,080
U.S. Dollar	4,104,458	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/15	17,698
U.S. Dollar	3,992,524	Euro	2,975,000	HSBC Holdings Plc	08/04/15	(947)
U.S. Dollar	2,124,658	Euro	1,606,300	JPMorgan Chase & Co.	08/06/14	(26,296)
Malaysian Ringgit	35,415,000	U.S. Dollar	10,856,171	JPMorgan Chase & Co.	08/08/14	169,230
U.S. Dollar	2,109,686	Euro	1,584,300	JPMorgan Chase & Co.	08/11/14	(11,844)
Mexican Peso	535,902,200	U.S. Dollar	41,213,735	JPMorgan Chase & Co.	08/15/14	(723,211)
U.S. Dollar	19,951,930	Japanese Yen	2,035,641,500	JPMorgan Chase & Co.	08/15/14	160,731
U.S. Dollar	2,153,697	Euro	1,612,000	JPMorgan Chase & Co.	08/20/14	(4,991)
U.S. Dollar	1,522,820	Japanese Yen	148,060,000	JPMorgan Chase & Co.	08/20/14	83,288
U.S. Dollar	757,060	Japanese Yen	73,573,000	JPMorgan Chase & Co.	08/20/14	41,737
Malaysian Ringgit	32,245,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	08/25/14	28,103
Indonesian Rupiah	120,280,000,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	08/26/14	97,049
Indonesian Rupiah	179,700,000,000	U.S. Dollar	15,000,000	JPMorgan Chase & Co.	08/26/14	85,132
Indonesian Rupiah	119,400,000,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	08/26/14	23,176
U.S. Dollar	9,995,814	Indonesian Rupiah	119,400,000,000	JPMorgan Chase & Co.	08/26/14	(27,362)
U.S. Dollar	1,489,021	Japanese Yen	146,373,000	JPMorgan Chase & Co.	08/26/14	65,841
171

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	985,922	Euro	737,287	JPMorgan Chase & Co.	08/27/14	$(1,429)
U.S. Dollar	1,143,711	Japanese Yen	112,727,000	JPMorgan Chase & Co.	08/27/14	47,663
Indian Rupee	2,633,000	U.S. Dollar	44,040	JPMorgan Chase & Co.	08/28/14	(983)
U.S. Dollar	748,391	Japanese Yen	72,717,000	JPMorgan Chase & Co.	08/29/14	41,353
Malaysian Ringgit	16,230,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	09/04/14	44,354
Indonesian Rupiah	119,750,000,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	09/08/14	29,733
Indonesian Rupiah	59,840,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	09/08/14	11,935
U.S. Dollar	5,203,478	Indonesian Rupiah	59,840,000,000	JPMorgan Chase & Co.	09/08/14	191,543
U.S. Dollar	10,122,570	Indonesian Rupiah	119,750,000,000	JPMorgan Chase & Co.	09/08/14	92,836
U.S. Dollar	4,922,659	Indonesian Rupiah	58,875,000,000	JPMorgan Chase & Co.	09/08/14	(8,452)
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase & Co.	09/22/14	(183,835)
Euro	1,432,837	Hungarian Forint	435,568,000	JPMorgan Chase & Co.	09/23/14	64,886
Hungary Forint	435,568,000	Euro	1,436,807	JPMorgan Chase & Co.	09/23/14	(70,203)
Indian Rupee	2,633,000	U.S. Dollar	43,244	JPMorgan Chase & Co.	09/23/14	(364)
Hungary Forint	348,678,000	Euro	1,138,578	JPMorgan Chase & Co.	09/25/14	(40,783)
Indian Rupee	2,633,000	U.S. Dollar	43,485	JPMorgan Chase & Co.	09/30/14	(650)
Malaysian Ringgit	23,913,750	U.S. Dollar	7,500,000	JPMorgan Chase & Co.	10/10/14	(83,449)
Malaysian Ringgit	8,059,000	U.S. Dollar	2,491,113	JPMorgan Chase & Co.	10/20/14	6,981
Swedish Krona	164,370,000	U.S. Dollar	24,060,102	JPMorgan Chase & Co.	10/21/14	(240,347)
Malaysian Ringgit	1,586,000	U.S. Dollar	495,935	JPMorgan Chase & Co.	10/31/14	(4,604)
U.S. Dollar	196,398	Euro	147,287	JPMorgan Chase & Co.	11/12/14	(901)
U.S. Dollar	244,979	Euro	180,987	JPMorgan Chase & Co.	11/20/14	2,529
U.S. Dollar	572,102	Japanese Yen	57,068,000	JPMorgan Chase & Co.	11/20/14	16,852
U.S. Dollar	788,980	Euro	572,000	JPMorgan Chase & Co.	12/15/14	22,644
Malaysian Ringgit	334,000	U.S. Dollar	100,636	JPMorgan Chase & Co.	01/16/15	2,341
Malaysian Ringgit	3,515,000	U.S. Dollar	1,038,742	JPMorgan Chase & Co.	02/04/15	43,767
U.S. Dollar	4,369,329	Euro	3,186,000	JPMorgan Chase & Co.	02/19/15	99,280
U.S. Dollar	595,191	Japanese Yen	60,600,000	JPMorgan Chase & Co.	03/03/15	4,862
Indonesian Rupiah	61,000,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	03/12/15	(46,682)
U.S. Dollar	4,896,845	Indonesian Rupiah	61,000,000,000	JPMorgan Chase & Co.	03/12/15	(56,473)
Singapore Dollar	2,807,550	U.S. Dollar	2,215,904	JPMorgan Chase & Co.	03/13/15	35,239
U.S. Dollar	16,553,636	Euro	11,944,925	JPMorgan Chase & Co.	03/16/15	541,080
Indonesian Rupiah	60,310,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	03/18/15	(108,127)
Hungary Forint	265,221,440	Euro	831,285	JPMorgan Chase & Co.	03/19/15	6,660
Indonesian Rupiah	61,345,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	03/23/15	(28,757)
Indonesian Rupiah	60,550,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	04/13/15	(112,083)
U.S. Dollar	281,095	Euro	203,185	JPMorgan Chase & Co.	04/22/15	8,635
Malaysian Ringgit	2,115,000	U.S. Dollar	651,330	JPMorgan Chase & Co.	07/31/15	(6,482)
U.S. Dollar	3,999,769	Euro	2,975,000	JPMorgan Chase & Co.	07/31/15	6,724
172

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase & Co.	06/12/17	$66,548
Singapore Dollar	31,972,500	U.S. Dollar	25,678,805	Macquarie Securities Group	08/05/14	(49,546)
U.S. Dollar	15,173,352	Singapore Dollar	18,897,120	Macquarie Securities Group	10/14/14	25,184
Mexican Peso	63,915,000	U.S. Dollar	4,904,478	Macquarie Securities Group	10/20/14	(98,519)
Singapore Dollar	5,152,240	U.S. Dollar	4,063,281	Morgan Stanley	08/01/14	66,771
U.S. Dollar	4,117,214	Singapore Dollar	5,152,240	Morgan Stanley	08/01/14	(12,838)
Australian Dollar	4,488,527	U.S. Dollar	3,930,266	Morgan Stanley	08/08/14	238,546
U.S. Dollar	4,241,658	Australian Dollar	4,488,527	Morgan Stanley	08/08/14	72,845
U.S. Dollar	534,777	Euro	403,000	Morgan Stanley	08/15/14	(4,886)
Chilean Unidad de Fomento	84,970,000	U.S. Dollar	159,667	Morgan Stanley	08/20/14	(11,485)
U.S. Dollar	158,319	Chilean Unidad de Fomento	84,970,000	Morgan Stanley	08/20/14	10,137
Swedish Krona	16,704,832	Euro	1,805,157	Morgan Stanley	10/16/14	2,992
Swedish Krona	19,932,831	Euro	2,157,385	Morgan Stanley	10/22/14	(1,121)
Japanese Yen	807,305,000	U.S. Dollar	8,008,184	Morgan Stanley	11/13/14	(154,000)
U.S. Dollar	8,124,560	Japanese Yen	807,305,000	Morgan Stanley	11/13/14	270,376
Japanese Yen	57,800,000	U.S. Dollar	573,356	Morgan Stanley	11/14/14	(11,020)
U.S. Dollar	581,700	Japanese Yen	57,800,000	Morgan Stanley	11/14/14	19,364
U.S. Dollar	542,351	Euro	403,000	Morgan Stanley	11/17/14	2,498
U.S. Dollar	1,130,140	Euro	816,000	Morgan Stanley	03/10/15	36,320
Polish Zloty	4,031,000	Euro	944,470	Morgan Stanley	05/27/15	3,595
U.S. Dollar	936,438	Euro	686,000	Morgan Stanley	06/05/15	16,209
U.S. Dollar	322,388	Japanese Yen	31,954,500	Standard Chartered Bank	11/17/14	11,493
U.S. Dollar	754,594	Japanese Yen	78,840,000	Standard Chartered Bank	01/14/15	(12,934)
U.S. Dollar	1,238,743	Japanese Yen	127,990,000	Standard Chartered Bank	01/16/15	(7,300)
U.S. Dollar	1,629,010	Japanese Yen	166,449,000	Standard Chartered Bank	02/26/15	7,678
U.S. Dollar	493,216	Japanese Yen	50,022,000	Standard Chartered Bank	05/13/15	5,444
Euro	21,588,092	U.S. Dollar	30,000,003	UBS AG	08/12/14	(1,091,380)
Euro	22,008,495	U.S. Dollar	30,000,000	UBS AG	09/05/14	(526,048)
Mexican Peso	266,335,000	U.S. Dollar	20,199,082	UBS AG	09/19/14	(129,479)
Singapore Dollar	31,700,450	U.S. Dollar	25,282,470	UBS AG	09/19/14	128,835
U.S. Dollar	15,000,000	Canadian Dollar	16,128,300	UBS AG	10/14/14	235,119
U.S. Dollar	19,962,741	Euro	14,747,888	UBS AG	10/21/14	208,918
Euro	2,976,000	U.S. Dollar	4,027,272	UBS Securities	08/01/14	(42,256)
U.S. Dollar	3,960,759	Euro	2,976,000	UBS Securities	08/01/14	(24,257)
						$5,478,837

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay

173

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2013	98,633	$61,064,383
Options written	72,400	26,514,941
Options terminated in closing purchase transactions	(26,047)	(20,383,749)
Options exercised	(72,637)	(41,186,348)
Options expired	(11,420)	(4,667,325)
Contracts outstanding at July 31, 2014	60,929	$21,341,902

A summary of the Real Return Fund’s written option transactions for the period is as follows:

174

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2013	3,300	$8,740,042
Options written	27,684	31,478,861
Options terminated in closing purchase transactions	(24,125)	(30,135,100)
Options exercised	—	—
Options expired	(2,775)	(2,021,661)
Contracts outstanding at July 31, 2014	4,084	$8,062,142

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Federal Income Taxes:

At October 31, 2013, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire on the following date:

October 31, 2017
Large Cap Core Fund	$1,733,673
Large Cap Strategies Fund	92,156,861
Real Return Fund*	245,786,188

*As of October 31, 2013, the Real Return Fund had a short-term and long-term capital loss carryforward of $61,837,171 and $104,391,549, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Real Return Fund deferred qualified late-year ordinary losses of $2,052,668 which will be treated as arising on the first business day of the fiscal year ending October 31, 2014

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate

175

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
July 31, 2014 (Unaudited)

the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of July 31, 2014, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

176

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	September 24, 2014

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	September 23, 2014

* Print the name and title of each signing officer under his or her signature.